UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07332

Barclays Global Investors Funds

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street;

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

Item 1. Reports to Stockholders

2006 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2006

BOND INDEX FUND
S&P 500 STOCK FUND

BARCLAYS GLOBAL INVESTORS *funds*

Management’s Discussion of Fund Performance

Bond Index Fund

Performance as of December 31, 2006

Average Annual Total Returns

Bond Index Fund	One-Year	4.76%
	Five-Year	4.92%
	Ten-Year	6.08%

Average annual total returns represent the Fund’s average annual increase or decrease in value during the time periods noted above.

Performance figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund.

The performance shown in the table and chart above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The Bond Index Fund (the “Fund”) seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers U.S. Aggregate Bond Index (the “Index”). The Index is comprised of U.S. Government securities and investment-grade corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Fund invests in a representative sample of these securities. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended December 31, 2006 (the “reporting period”), the Fund returned 4.76%, while the Index returned 4.33%.

After raising the federal funds rate 17 times from 1.0% to 5.25% over a two-year period, the Federal Reserve Board (the “Fed”) paused its rate-raising campaign after the June 2006 meeting, leaving rates unchanged during the second half of 2006. Falling energy prices and the softening real estate market helped to somewhat alleviate investors’ fears of inflationary pressures, providing optimism that the Fed’s increases in rates may have come to an end for this interest rate cycle.

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BOND INDEX FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)

The interest rate increases in the first half of the reporting period pushed up bond yields, particularly the yields of short-term issues. Yields of the 10-year and 30-year Treasury bonds only moved up slightly thus leading to a flat or slightly inverse yield curve. The Citigroup 3-Month Treasury bill Index was up 4.76% for the reporting period, whereas the broad-based U.S. bond market, as represented by the Index, finished the reporting period up 4.33%. As concerns about inflation subsided during the course of the reporting period, Treasury inflation-protected securities (“TIPS”) were negatively affected. In fact, TIPS ended 2006 up only 0.41% as represented by the Lehman Brothers U.S. Treasury TIPS Index.

The surge in corporate profits during the year and the improvement in many firms’ financial health also helped corporate bonds. As the prices of corporate bonds rose, their yields declined (bond yields move inversely to bond prices). In fact, the spread between the yield of corporate bonds and the yield of Treasury bonds narrowed to levels not seen since the mid 1990s, despite the softer economic climate.

Despite a slump in the housing market, particularly in the second half of the reporting period, mortgage-backed securities were strong performers for 2006. For the year, fixed-rate agency mortgage-backed securities gained roughly 1.25 percentage points in excess returns above Treasury bonds.

The Bond Index Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

2

Management’s Discussion of Fund Performance

S&P 500 Stock Fund

Performance as of December 31, 2006

Average Annual Total Returns

S&P 500 Stock Fund	One-Year	15.60%
	Five-Year	6.00%
	Ten-Year	8.19%

Average annual total returns represent the Fund’s average annual increase or decrease in value during the time periods noted above.

Performance figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund.

The performance shown in the table and chart above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The S&P 500 Stock Fund (the “Fund”) seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the Standard & Poor’s 500 Index (the “Index”). The Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The component stocks of the Index are weighted according to the total float-adjusted market value of their outstanding shares. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the Index. For the twelve-month period ended December 31, 2006 (the “reporting period”), the Fund returned 15.60%, while the Index returned 15.79%.

Domestic equity markets, as represented by the Index, delivered solid gains for the reporting period against a backdrop of stabilizing interest rates and oil prices, and healthy corporate profit growth. The Federal Reserve Board left rates unchanged during the second half of 2006, after raising federal funds rates 17 times from 1.0% to 5.25% over a two-year period. Although oil prices continued to escalate for the first six months of the year, they sank sharply in the final

3

S&P 500 STOCK FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)

six months to finish the reporting period about where they had begun. Corporate earnings continued to be strong, with average earnings of the companies that comprise the Index roughly 70% higher for 2006 than their 2000 level.

Within the Index, sector performance was positive for the reporting period. The strongest contributor to Index performance came from the financials sector, which benefited from improved market conditions during the reporting period. The energy and consumer discretionary sectors also made strong contributions to performance, followed by industrials and consumer staples. The most modest contributor during the reporting period was the materials sector.

Among the Fund’s ten largest holdings as of December 31, 2006, performance was positive for the reporting period. The strongest performer for the reporting period was oil company Exxon Mobil Corp. Financial companies Bank of America Corp. and Citigroup Inc. also performed well, as did Altria Group Inc. The most modest gains among the ten largest holdings came from insurer American International Group Inc.

The S&P 500 Stock Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

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BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/06)	Ending Account Value (12/31/06)	Annualized Expense Ratio(a)	Expenses Paid During Period (b) (7/1/06 to 12/31/06)
Bond Index
Actual	$1,000.00	$1,055.70	0.23%	$1.19
Hypothetical (5% return before expenses)	1,000.00	1,024.04	0.23	1.17
S&P 500 Stock
Actual	1,000.00	1,126.50	0.20	1.07
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes expense reductions during the period.

(b)

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2006

	Bond Index Fund	S&P 500 Stock Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$103,695,466	$270,082,086
Receivables:
Capital shares sold	48,690	378,981

Total Assets	103,744,156	270,461,067

LIABILITIES
Payables:
Capital shares redeemed	124,718	6,061
Administration fees (Note 2)	10,868	31,969
Accrued expenses	16,131	16,113

Total Liabilities	151,717	54,143

NET ASSETS	$103,592,439	$270,406,924

Net assets consist of:
Paid-in capital	$118,286,736	$554,831,643
Undistributed net investment income	369,350	36,626
Accumulated net realized loss	(3,166,020)	(216,809,542)
Net unrealized depreciation	(11,897,627)	(67,651,803)

NET ASSETS	$103,592,439	$270,406,924

Shares outstanding	10,798,332	1,594,994

Net asset value and offering price per share	$9.59	$169.53

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2006
	Bond Index Fund	S&P 500 Stock Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$—	$5,450,016
Interest	9,052,418	202,789
Expenses(a)	(143,464)	(142,998)

Net investment income allocated from corresponding Master Portfolio	8,908,954	5,509,807

FUND EXPENSES (Note 2)
Administration fees	268,458	429,200
Professional fees	16,629	16,874
Independent trustees’ fees	840	1,238

Total fund expenses	285,927	447,312
Less expense reductions (Note 2)	(17,469)	(18,112)

Net fund expenses	268,458	429,200

Net investment income	8,640,496	5,080,607

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized loss	(905,036)	(40,366,577)
Net change in unrealized appreciation (depreciation)	(365,963)	75,291,837

Net realized and unrealized gain (loss)	(1,270,999)	34,925,260

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,369,497	$40,005,867

(a)	Net of investment advisory fee reductions in the amounts of $30,930 and $5,226, respectively.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Fund		S&P 500 Stock Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,640,496	$9,241,432	$5,080,607	$6,263,048
Net realized gain (loss)	(905,036)	(299,993)	(40,366,577)	699,964
Net change in unrealized appreciation (depreciation)	(365,963)	(4,384,158)	75,291,837	8,281,127

Net increase in net assets resulting from operations	7,369,497	4,557,281	40,005,867	15,244,139

Distributions to shareholders:
From net investment income	(8,946,307)	(10,537,601)	(6,413,059)	(6,795,594)
Return of capital	—	—	(24,671)	—

Total distributions to shareholders	(8,946,307)	(10,537,601)	(6,437,730)	(6,795,594)

Capital share transactions:
Proceeds from shares sold	26,942,543	46,271,967	66,130,169	87,847,489
Net asset value of shares issued in reinvestment of dividends and distributions	8,512,991	9,795,669	5,040,956	4,871,442
Cost of shares redeemed	(134,057,398)	(63,329,532)	(143,168,811)	(232,695,846)

Net decrease in net assets resulting from capital share transactions	(98,601,864)	(7,261,896)	(71,997,686)	(139,976,915)

Decrease in net assets	(100,178,674)	(13,242,216)	(38,429,549)	(131,528,370)
NET ASSETS:
Beginning of year	203,771,113	217,013,329	308,836,473	440,364,843

End of year	$103,592,439	$203,771,113	$270,406,924	$308,836,473

Undistributed net investment income included in net assets at end of year	$369,350	$336	$36,626	$1,436,880

SHARES ISSUED AND REDEEMED:
Shares sold	2,824,745	4,712,208	422,327	609,365
Shares issued in reinvestment of dividends and distributions	897,154	1,002,106	31,645	34,075
Shares redeemed	(14,055,134)	(6,446,746)	(916,882)	(1,602,755)

Net decrease in shares outstanding	(10,333,235)	(732,432)	(462,910)	(959,315)

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Bond Index Fund
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Year ended Dec. 31, 2002
Net asset value, beginning of year	$9.64	$9.93	$10.02	$10.14	$9.76

Income from investment operations:
Net investment income	0.46	0.44	0.45	0.52	0.58
Net realized and unrealized gain (loss)	(0.02)	(0.23)	(0.05)	(0.13)	0.36

Total from investment operations	0.44	0.21	0.40	0.39	0.94

Less distributions from:
Net investment income	(0.49)	(0.50)	(0.49)	(0.51)	(0.56)

Total distributions	(0.49)	(0.50)	(0.49)	(0.51)	(0.56)

Net asset value, end of year	$9.59	$9.64	$9.93	$10.02	$10.14

Total return	4.76%	2.12%	4.05%	3.92%	9.90%

Ratios/Supplemental data:
Net assets, end of year (000s)	$103,592	$203,771	$217,013	$178,217	$96,281
Ratio of expenses to average net assets(a)	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of expenses to average net assets prior to expense reductions(a)	0.26%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	4.83%	4.42%	4.34%	4.09%	5.12%
Portfolio turnover rate(b)	57%	76%	148%	67%	118%

(a)	These ratios include the Fund’s share of net expenses charged to the corresponding Master Portfolio.

(b)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	S&P 500 Stock Fund
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Year ended Dec. 31, 2002
Net asset value, beginning of year	$150.07	$145.95	$134.74	$106.71	$139.28

Income from investment operations:
Net investment income	3.04	2.66	3.51	1.86	0.48
Net realized and unrealized gain (loss)	20.11	4.07	10.69	28.06	(32.63)

Total from investment operations	23.15	6.73	14.20	29.92	(32.15)

Less distributions from:
Net investment income	(3.68)	(2.61)	(2.99)	(1.89)	(0.40)
Net realized gain	—	—	—	—	(0.02)
Return of capital	(0.01)	—	—	—	—

Total distributions	(3.69)	(2.61)	(2.99)	(1.89)	(0.42)

Net asset value, end of year	$169.53	$150.07	$145.95	$134.74	$106.71

Total return	15.60%	4.72%	10.67%	28.37%	(22.20)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$270,407	$308,836	$440,365	$1,394,613	$945,499
Ratio of expenses to average net assets(a)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expense reductions(a)	0.21%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	1.78%	1.69%	1.63%	1.59%	1.41%
Portfolio turnover rate(b)	14%	10%	14%	8%	12%

(a)	These ratios include the Fund’s share of net expenses charged to the corresponding Master Portfolio.

(b)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2006, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Bond Index and S&P 500 Stock Funds (each, a “Fund,” collectively, the “Funds”).

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (99.99% and 9.90% for the Bond Index and S&P 500 Stock Funds, respectively, as of December 31, 2006). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Bond Index Fund are declared and distributed monthly. Distributions to shareholders from net investment income of the S&P 500 Stock Fund, if any, are declared and distributed quarterly. For each Fund, distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

As of December 31, 2006, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
Bond Index	$369,350	$(9,277,024)	$(5,786,623)	$(14,694,297)
S&P 500 Stock	—	(144,497,920)	(139,926,799)	(284,424,719)

The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005, were as follows:

Fund	2006	2005
Bond Index
Distributions paid from:
Ordinary income	$8,946,307	$10,537,601

Total Distributions	$8,946,307	$10,537,601

S&P 500 Stock
Distributions paid from:
Ordinary income	$6,413,059	$6,795,594
Return of capital	24,671	—

Total Distributions	$6,437,730	$6,795,594

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2006.

The Funds had tax basis net capital loss carryforwards as of December 31, 2006, the tax year-end of the Funds, as follows:

Fund	Expiring 2008	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Bond Index	$1,845,447	$—	$159,923	$—	$1,501,172	$2,280,081	$5,786,623
S&P 500 Stock	—	72,553,461	—	1,601,227	21,068,837	31,394,394	126,617,919

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

From November 1, 2006 to December 31, 2006, the S&P 500 Stock Fund incurred net realized capital losses. As permitted by tax regulations, the S&P 500 Stock Fund has elected to defer these losses of $13,341,895 and treat them as arising in the year ending December 31, 2007.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.15% of the average daily net assets from each Fund. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has voluntarily agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGI credited administration fees of $17,469 and $18,112 for the Bond Index and S&P 500 Stock Funds, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

As of December 31, 2006, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for each Fund are disclosed in detail in the Funds’ Statements of Changes in Net Assets.

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Index Fund and S&P 500 Stock Fund, each a series of Barclays Global Investors Funds (the “Funds”), at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

13

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

For corporate shareholders, 69.46% of the income dividends paid by the S&P 500 Stock Fund during the tax year ended December 31, 2006 qualified for the dividends-received deduction.

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the S&P 500 Stock Fund hereby designates a maximum amount of $4,632,276 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the tax year ended December 31, 2006.

Pursuant to Section 871(k)(1)(C) of the Code, the Bond Index Fund hereby designates the maximum allowable amount of $8,529,022 as interest-related dividends for the tax year ended December 31, 2006.

In January 2007, shareholders should have received Form 1099-DIV which includes their share of qualified dividend income distributed during the calendar year 2006. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

14

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 149 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2005) of Global Index and Markets Group of BGI; Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.; Director (2000-2003) of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of BGIF due to his affiliations with BGFA, the investment adviser of the Master Portfolios, BGI, the parent company of BGFA and the administrator of the Funds and the Master Portfolios, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

15

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii; Director (since 2002) and Chairman of the Board (since 2005) of PBS (Public Broadcasting Service); Advisory Committee Member (since 1999) of Stanford Institute for Economic Policy Research; Director (since 1998) of Commonwealth Club of California; Advisory Committee Member (since 1992) of Pacific Forum/CSIS.

A. John Gambs, 1945	Trustee (since 2006).	Retired.	Trustee (since 2006) of MIP; Governor (since 2001) and Vice President (since 2002) of San Francisco Symphony; Trustee (1995-2005) of Marin Country Day School; Trustee (2000-2004) of Marin Academy; President and Director (since 1997) of the Gambs Family Foundation.

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of California State Automobile Association; Director (since 2001) of Maier Siebel Baber; Trustee (since 2005) of World Affairs Council of Northern California.

Leo Soong, 1946	Trustee (since 2000) and Lead Trustee (since 2006).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder (President through 1999) of Crystal Geyser Water Co.	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association; Director (since 2001) of Flash Electronics.

17

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Principal	Value
CORPORATE BONDS & NOTES – 21.41%
AEROSPACE & DEFENSE – 0.31%
Boeing Co. (The)
6.13%, 02/15/33(a)	$100,000	$107,873
Lockheed Martin Corp.
6.15%, 09/01/36	100,000	105,064
United Technologies Corp.
6.10%, 05/15/12	100,000	103,857

		316,794

AGRICULTURE – 0.10%
Altria Group Inc.
7.00%, 11/04/13	100,000	108,652

		108,652

AUTO MANUFACTURERS – 0.35%
DaimlerChrysler N.A. Holding Corp.
7.20%, 09/01/09	350,000	363,075

		363,075

BANKS – 2.65%
Abbey National PLC
7.95%, 10/26/29	100,000	126,620
Bank of America Corp.
5.49%, 03/15/19(b)(c)	200,000	198,259
Bank One Corp.
3.70%, 01/15/08	150,000	147,590
HSBC Holdings PLC
5.25%, 12/12/12	300,000	298,897
KfW Bankengruppe
0.00%, 04/18/36	250,000	54,570
Landwirtschaftliche Rentenbank
3.88%, 03/15/10	500,000	483,081
NationsBank Corp.
7.75%, 08/15/15	250,000	287,624
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	242,602
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	216,073
Swiss Bank Corp.
7.00%, 10/15/15	150,000	166,372
US Bank N.A.
6.38%, 08/01/11	250,000	260,973
Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	267,947

		2,750,608

BEVERAGES – 0.22%
Bottling Group LLC
4.63%, 11/15/12	100,000	96,569
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	126,857

		223,426

BUILDING MATERIALS – 0.19%
Masco Corp.
5.88%, 07/15/12	200,000	200,222

		200,222

CHEMICALS – 0.20%
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	102,746
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	104,398

		207,144

COMPUTERS – 0.24%
International Business Machines Corp.
4.75%, 11/29/12	250,000	244,064

		244,064

DIVERSIFIED FINANCIAL SERVICES – 4.33%
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	203,025
CIT Group Inc.
7.75%, 04/02/12	150,000	165,376
Citigroup Inc.
3.50%, 02/01/08	500,000	491,003
5.00%, 09/15/14	177,000	172,822
6.63%, 06/15/32	100,000	110,472
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	250,000	247,501
5.50%, 08/15/13	100,000	101,313
General Electric Capital Corp.
6.75%, 03/15/32	250,000	286,320
Goldman Sachs Group Inc.
4.13%, 01/15/08	200,000	197,715
6.13%, 02/15/33	200,000	203,793
Household Finance Corp.
6.50%, 11/15/08	375,000	383,339
8.00%, 07/15/10	250,000	271,575
John Deere Capital Corp.
7.00%, 03/15/12	150,000	160,520
JP Morgan Chase Capital XVIII
6.95%, 08/17/36	100,000	108,167
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	150,000	144,394
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	342,456
Morgan Stanley
4.75%, 04/01/14	450,000	430,257
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	217,336
Residential Capital Corp.
6.50%, 04/17/13	250,000	253,359

		4,490,743

18

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
ELECTRIC – 1.85%
Alabama Power Co. Series Q
5.50%, 10/15/17	$100,000	$99,926
Arizona Public Service Co.
6.50%, 03/01/12	100,000	103,305
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	100,938
Consumers Energy Co.
5.00%, 02/15/12	150,000	146,337
Indiana Michigan Power Co.
6.05%, 03/15/37	100,000	98,153
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	150,000	151,208
Northern States Power Co.
8.00%, 08/28/12	100,000	112,638
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	154,411
Ontario Hydro Canada
7.45%, 03/31/13	150,000	168,118
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	100,858
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	103,677
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	98,649
Southern California Edison Co.
5.00%, 01/15/16	200,000	192,983
Toledo Edison Co.
6.15%, 05/15/37	100,000	98,437
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	192,061

		1,921,699

ENVIRONMENTAL CONTROL – 0.10%
USA Waste Services Inc.
7.00%, 07/15/28	100,000	107,323

		107,323

FOOD – 1.12%
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	182,049
Kellogg Co.
6.60%, 04/01/11	250,000	262,175
Kraft Foods Inc.
5.63%, 11/01/11	150,000	151,594
Safeway Inc.
7.50%, 09/15/09	285,000	299,081
Unilever Capital Corp.
7.13%, 11/01/10	250,000	265,556

		1,160,455

FOREST PRODUCTS & PAPER – 0.44%
International Paper Co.
6.75%, 09/01/11	200,000	211,814
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	104,791
Weyerhaeuser Co.
5.95%, 11/01/08	140,000	141,119

		457,724

HEALTH CARE – SERVICES – 0.09%
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	96,880

		96,880

INSURANCE – 0.85%
Allstate Corp.
7.20%, 12/01/09	250,000	263,358
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	98,787
Hartford Financial Services Group Inc.
6.10%, 10/01/41	100,000	101,151
ING Capital Funding Trust III
8.44%, 10/31/49	100,000	110,376
MetLife Inc.
5.38%, 12/15/12	200,000	200,439
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	105,320

		879,431

MANUFACTURING – 0.30%
General Electric Co.
5.00%, 02/01/13	100,000	98,890
Tyco International Group SA
6.38%, 10/15/11	200,000	209,298

		308,188

MEDIA – 1.20%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	369,862
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	145,278
Comcast Corp.
6.45%, 03/15/37	100,000	100,054
Cox Communications Inc.
5.50%, 10/01/15	100,000	96,891
News America Inc.
6.20%, 12/15/34	100,000	96,522
TCI Communications Inc.
8.75%, 08/01/15	200,000	236,557
Viacom Inc.
5.63%, 08/15/12	200,000	197,293

		1,242,457

MINING – 0.59%
Alcan Inc.
4.88%, 09/15/12	150,000	145,486

19

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
MINING (Continued)
Alcoa Inc.
7.38%, 08/01/10	$250,000	$266,512
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	96,795
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	102,565

		611,358

MULTI-NATIONAL – 0.85%
European Investment Bank
4.88%, 02/16/16	250,000	246,142
International Bank for Reconstruction & Development
4.13%, 08/12/09	650,000	637,958

		884,100

OIL & GAS – 1.47%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	112,505
Anadarko Petroleum Corp.
6.45%, 09/15/36	100,000	101,050
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	117,194
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	264,355
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	196,426
Marathon Oil Corp.
6.13%, 03/15/12	150,000	154,475
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	165,150
Phillips 66 Capital Trust II
8.00%, 01/15/37	250,000	260,124
Texaco Capital Inc.
5.50%, 01/15/09	150,000	151,316

		1,522,595

PHARMACEUTICALS – 0.40%
Merck & Co. Inc.
5.95%, 12/01/28	100,000	100,973
Pharmacia Corp.
6.50%, 12/01/18	150,000	164,207
Wyeth
5.50%, 03/15/13	150,000	150,971

		416,151

PIPELINES – 0.09%
KN Energy Inc.
7.25%, 03/01/28	100,000	96,483

		96,483

REAL ESTATE INVESTMENT TRUSTS – 0.40%
Boston Properties LP
6.25%, 01/15/13	200,000	208,145
Simon Property Group LP
5.63%, 08/15/14	200,000	201,695

		409,840

RETAIL – 0.30%
Home Depot Inc.
5.88%, 12/16/36	100,000	98,132
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	123,849
Wal-Mart Stores Inc.
5.25%, 09/01/35	100,000	91,830

		313,811

SAVINGS & LOANS – 0.24%
Washington Mutual Bank
5.65%, 08/15/14	250,000	250,346

		250,346

TELECOMMUNICATIONS – 2.10%
AT&T Wireless Services Inc.
7.88%, 03/01/11	250,000	272,692
BellSouth Corp.
6.88%, 10/15/31	150,000	158,872
Deutsche Telekom International Finance AG
8.25%, 06/15/30	100,000	122,934
Embarq Corp.
7.08%, 06/01/16	100,000	101,802
France Telecom SA
7.75%, 03/01/11	150,000	163,391
Motorola Inc.
7.63%, 11/15/10	16,000	17,228
SBC Communications Inc.
5.10%, 09/15/14	300,000	291,285
Sprint Capital Corp.
8.38%, 03/15/12	150,000	166,707
Telecom Italia Capital SA
5.25%, 11/15/13	150,000	143,023
Telefonica Europe BV
8.25%, 09/15/30	150,000	178,711
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	235,776
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	150,531
Vodafone Group PLC
7.88%, 02/15/30	150,000	175,986

		2,178,938

TRANSPORTATION – 0.43%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	266,140

20

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
TRANSPORTATION (Continued)
Norfolk Southern Corp.
7.70%, 05/15/17	$150,000	$174,451

		440,591

TOTAL CORPORATE BONDS & NOTES (Cost: $22,281,418)		22,203,098

ASSET-BACKED SECURITIES – 1.00%
Connecticut RRB Special Purpose Trust CL&P Series 2001-1 Class A5
6.21%, 12/30/11	1,000,000	1,031,122

		1,031,122

TOTAL ASSET-BACKED SECURITIES (Cost: $546,837)		1,031,122

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.60%
MORTGAGE-BACKED SECURITIES – 4.60%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	769,899	798,133
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2
5.42%, 05/15/36	1,000,000	1,004,605
JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	753,051	791,234
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	484,370
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	208,546
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.37%, 03/15/36	500,000	472,249
Morgan Stanley Capital I Series 2006-HQ8 Class A4
5.56%, 03/12/44	1,000,000	1,010,765

		4,769,902

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $4,948,455)		4,769,902

MUNICIPAL DEBT OBLIGATIONS – 0.17%
NEW JERSEY – 0.17%
New Jersey State Turnpike Authority
4.25%, 01/01/16	190,000	178,877

		178,877

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $181,570)		178,877

FOREIGN GOVERNMENT BONDS & NOTES(d) – 1.28%
British Columbia (Province of)
6.50%, 01/15/26	100,000	113,816
Finland (Republic of)
6.95%, 02/15/26	100,000	119,197
Hydro-Quebec
6.30%, 05/11/11	150,000	156,788
Israel (State of)
4.63%, 06/15/13	100,000	95,157
Italy (Republic of)
6.88%, 09/27/23	200,000	230,878
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	154,434
Quebec (Province of)
6.13%, 01/22/11	150,000	154,979
United Mexican States
8.13%, 12/30/19	250,000	303,750

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $1,302,477)		1,328,999

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 68.74%
MORTGAGE-BACKED SECURITIES – 34.47%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	761,890	717,928
4.50%, 04/01/18	1,206,709	1,165,816
4.50%, 11/01/18	902,590	872,003
4.50%, 01/01/19	160,131	154,705
4.50%, 02/01/19	938,963	907,144
5.00%, 10/01/18	1,389,208	1,368,207
5.00%, 02/01/34	735,831	711,245
5.00%, 08/01/35	920,598	888,577
5.50%, 04/01/33	1,884,638	1,866,610
6.00%, 08/01/34	4,123,730	4,157,290
6.50%, 06/01/31	293,785	300,676
8.00%, 12/01/24	840,081	883,749
Federal National Mortgage Association
5.00%, 01/01/19	3,587,594	3,534,802
5.00%, 11/01/33	6,145,381	5,944,606
5.50%, 07/01/33	4,428,246	4,383,124
5.50%, 12/01/33	905,790	896,556
5.50%, 03/01/34	78,766	77,922

21

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
MORTGAGE-BACKED SECURITIES (Continued)
5.50%, 10/01/35	$1,743,126	$1,723,217
6.00%, 01/01/37(e)	1,000,000	1,006,562
7.00%, 02/01/32	227,219	233,737
Government National Mortgage Association
5.50%, 12/15/32	845,289	842,647
6.00%, 03/15/35	862,921	875,543
6.50%, 09/15/36	997,202	1,023,140
7.50%, 12/15/23	1,152,927	1,202,877

		35,738,683

U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.70%
Federal Home Loan Bank
3.75%, 08/18/09	1,000,000	970,377
Federal Home Loan Mortgage Corp.
4.88%, 08/16/10	750,000	748,787
6.25%, 07/15/32(a)	320,000	368,272
Federal National Mortgage Association
4.38%, 09/15/12(a)	500,000	485,799
4.63%, 10/15/13(a)	1,000,000	979,699
5.25%, 01/15/09(a)	750,000	753,208
5.38%, 11/15/11	500,000	509,549
5.50%, 01/15/08	2,750,000	2,757,678
6.00%, 05/15/08(a)	1,500,000	1,517,049
6.25%, 02/01/11	500,000	521,069
7.25%, 01/15/10(a)	500,000	531,947
Financing Corp.
8.60%, 09/26/19	200,000	263,674
Tennessee Valley Authority
6.25%, 12/15/17	400,000	440,391
7.13%, 05/01/30	200,000	251,498

		11,098,997

U.S. GOVERNMENT SECURITIES – 23.57%
U.S. Treasury Bonds
4.50%, 02/15/36(a)	300,000	285,281
6.25%, 08/15/23(a)	2,000,000	2,302,032
7.25%, 05/15/16(a)	1,000,000	1,188,711
7.63%, 02/15/25(a)	350,000	463,231
8.75%, 05/15/17	500,000	661,485
8.75%, 05/15/20	500,000	689,531
12.50%, 08/15/14	400,000	475,422
U.S. Treasury Notes
3.38%, 02/15/08(a)	1,150,000	1,129,920
3.63%, 07/15/09	3,100,000	3,018,262
4.25%, 11/15/14(a)	3,450,000	3,346,769
4.25%, 08/15/15(a)	1,900,000	1,838,546
4.38%, 08/15/12(a)	500,000	492,813
4.50%, 02/15/09(a)	1,250,000	1,242,431
4.50%, 02/28/11	250,000	248,154
4.63%, 10/31/11(a)	750,000	747,275
4.63%, 11/15/16(a)	750,000	745,079
4.88%, 05/31/08(a)	1,500,000	1,499,297
4.88%, 08/15/16(a)	1,000,000	1,011,953
5.13%, 05/15/16(a)	250,000	257,510
5.63%, 05/15/08	800,000	807,313
6.00%, 08/15/09	300,000	309,059
6.50%, 02/15/10	1,600,000	1,680,813

		24,440,887

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $72,124,273)		71,278,567

SHORT-TERM INVESTMENTS – 22.12%

CERTIFICATES OF DEPOSIT(f) – 0.47%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	105,586	105,586
Washington Mutual Bank
5.33%, 03/19/07	377,090	377,090

		482,676

COMMERCIAL PAPER(f) – 4.14%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07(c)	158,545	156,276
Aspen Funding Corp.
5.26%, 02/21/07(c)	98,043	97,327
Beta Finance Inc.
5.27%, 01/25/07(c)	30,167	30,066
BNP Paribas Finance Inc.
5.12%, 06/06/07	52,793	51,630
CAFCO LLC
5.26%, 01/30/07(c)	75,418	75,109
Cantabric Finance LLC
5.25% - 5.26%, 01/25/07 - 03/06/07(c)	181,003	179,692
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07(c)	177,986	175,801
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(c)	15,084	15,064
Curzon Funding LLC
5.24%, 02/27/07(c)	82,734	82,059
Edison Asset Securitization LLC
5.21%, 04/11/07(c)	62,511	61,615
Eureka Securitization
5.26%, 02/09/07(c)	188,545	187,498
Five Finance Inc.
5.22%, 04/20/07(c)	69,385	68,298
General Electric Capital Corp.
5.12%, 06/04/07(c)	113,127	110,668
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07(c)	247,371	244,980

22

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Shares or Principal	Value
COMMERCIAL PAPER (Continued)
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07(c)	$294,130	$288,034
Harrier Finance Funding LLC
5.12%, 06/06/07(c)	150,836	147,514
KKR Atlantic Funding Trust
5.32%, 01/03/07(c)	113,127	113,110
Lexington Parker Capital Co. LLC
5.18% - 5.32%, 01/10/07 - 05/17/07(c)	496,395	493,418
Lockhart Funding LLC
5.28%, 02/09/07(c)	150,836	149,995
Nationwide Building Society
5.21%, 04/13/07(c)	143,294	141,200
Nestle Capital Corp.
5.19%, 08/09/07(c)	90,502	87,644
Norddeutsche Landesbank
5.27%, 02/15/07	143,294	142,372
Polonius Inc.
5.26%, 02/20/07(c)	42,656	42,351
Regency Markets No. 1 LLC
5.32%, 01/22/07(c)	50,127	49,979
Sedna Finance Inc.
5.22%, 04/17/07(c)	85,977	84,668
Societe Generale
5.18%, 05/16/07	377,090	369,819
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07(c)	382,743	379,057
Thornburg Mortgage Capital Resources
5.28%, 01/17/07 - 03/12/07(c)	185,830	184,547
Three Pillars Funding Corp.
5.26%, 02/14/07(c)	88,147	87,593

		4,297,384

MEDIUM-TERM NOTES(f) – 0.42%
Bank of America N.A.
5.28%, 04/20/07	37,709	37,709
Cullinan Finance Corp.
5.71%, 06/28/07(c)	113,127	113,127
K2 USA LLC
5.39%, 06/04/07(c)	113,127	113,127
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(c)	176,478	176,479

		440,442

MONEY MARKET FUNDS – 2.53%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%(g)(h)	2,620,780	2,620,780

		2,620,780

REPURCHASE AGREEMENTS(f) – 3.95%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $301,852 (collateralized by non-U.S. Government debt securities, value $311,077, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$301,672	301,672
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $226,389 (collateralized by
U.S. Government obligations, value $230,918, 0.00% to 11.00%, 1/1/08 to 1/1/37).	226,254	226,254
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $528,241 (collateralized by
non-U.S. Government debt securities, value $581,065, 1.00% to 8.84%, 8/3/14 to 12/25/46).	527,926	527,926
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $15,093 (collateralized by non-U.S. Government debt securities, value $15,856, 5.46%, 3/15/08).	15,084	15,084
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $528,241 (collateralized by
non-U.S. Government debt securities, value $554,956, 3.78% to 7.41%, 11/25/19 to 10/25/45).	527,926	527,926
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $166,020 (collateralized by non-U.S. Government debt securities, value $185,073, 0.00% to 10.00%, 6/1/28 to 11/16/36).	165,920	165,920
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $90,557 (collateralized by non-U.S. Government debt securities, value $100,949, 0.00% to 10.00%, 6/1/28 to 11/16/36).	90,502	90,502
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $301,851 (collateralized by non-U.S. Government debt securities, value $313,896, 0.00% to 10.00%, 1/23/07 to 5/15/44).	301,672	301,672
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $56,004 (collateralized by non-U.S. Government debt securities, value $58,221, 0.00% to 10.00%, 1/23/07 to 5/15/44).	55,971	55,971

23

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $90,557 (collateralized by non-U.S. Government debt securities, value $94,170, 0.00% to 10.00%, 1/23/07 to 5/15/44).	$90,502	$90,502
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $75,464 (collateralized by non-U.S. Government debt securities, value $83,457, 5.58%, 1/8/36).	75,418	75,418
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $75,463 (collateralized by non-U.S. Government debt securities, value $79,287, 3.16% to 5.32%, 5/15/34 to 6/1/46).	75,418	75,418
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $37,732 (collateralized by non-U.S. Government debt securities, value $39,643, 5.75% to 8.75%, 10/1/08 to 9/15/25).	37,709	37,709
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $301,852 (collateralized by non-U.S. Government debt securities, value $311,081, 3.34% to 8.75%, 6/15/07 to 12/1/66).	301,672	301,672
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $113,195 (collateralized by non-U.S. Government debt securities, value $116,592, 5.50% to 8.88%, 4/15/11 to 12/1/66).	113,127	113,127
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $301,852 (collateralized by non-U.S. Government debt securities, value $311,685, 0.00% to 10.13%, 6/15/07 to 9/1/26).	301,672	301,672
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $150,927 (collateralized by non-U.S. Government debt securities, value $155,455, 4.37% to 7.75%, 3/3/08 to 12/1/25).	150,836	150,836
Morgan Stanley, 5.36%, due 1/2/07, maturity value $150,926 (collateralized by non-U.S. Government debt securities, value $157,129, 0.00% to 10.00%, 1/1/07 to 12/31/37).	150,836	150,836
Morgan Stanley, 5.51%, due 6/4/07, maturity value $108,090 (collateralized by non-U.S. Government debt securities, value $110,908, 0.00% to 10.00%, 1/1/07 to 12/31/37).(i)	105,585	105,585
Wachovia Capital, 5.38%, due 1/2/07, maturity value $482,964 (collateralized by non-U.S. Government debt securities, value $507,388, 3.86% to 8.17%, 8/15/13 to 10/17/44).	482,675	482,675

		4,098,377

TIME DEPOSITS(f) – 0.01%
Bank of America N.A.
5.13%, 01/02/07	7,219	7,219

		7,219

VARIABLE & FLOATING RATE NOTES(f) – 10.60%
Allstate Life Global Funding II
5.33% - 5.43%, 11/02/07 - 01/25/08(c)	386,136	386,177
American Express Bank
5.32%, 02/28/07	150,836	150,836
American Express Centurion Bank
5.44%, 07/19/07	165,920	166,025
American Express Credit Corp.
5.45%, 07/05/07	45,251	45,266
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	18,872	18,872
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(c)	113,127	113,127
ASIF Global Financing
5.41%, 05/03/07(c)	15,084	15,086
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(c)	98,043	98,043
Bank of Ireland
5.33% - 5.35%, 08/14/07 - 12/20/07(c)	218,712	218,718
Beta Finance Inc.
5.32% - 5.41%, 04/25/07 - 07/25/07(c)	384,632	384,643
BMW US Capital LLC
5.35%, 01/15/08(c)	150,836	150,836
BNP Paribas
5.35%, 11/19/07(c)	279,047	279,047
Carlyle Loan Investment Ltd.
5.40%, 04/13/07 - 07/15/07(c)	110,110	110,111
CC USA Inc.
5.37%, 07/30/07(c)	75,418	75,424

24

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Commodore CDO Ltd.
5.44%, 12/12/07(c)	$37,709	$37,709
Credit Agricole SA
5.34%, 11/23/07	150,836	150,836
Credit Suisse First Boston NY
5.38%, 04/24/07	75,419	75,419
Cullinan Finance Corp.
5.36%, 04/25/07(c)	37,709	37,709
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(c)	21,790	21,790
DEPFA Bank PLC
5.40%, 09/14/07	150,836	150,836
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07(c)	173,461	173,467
Eli Lilly Services Inc.
5.34%, 12/31/07(c)	100,683	100,683
Fifth Third Bancorp
5.33%, 12/21/07(c)	301,672	301,672
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07(c)	98,043	98,037
General Electric Capital Corp.
5.31% - 5.48%, 07/09/07 - 01/24/08(c)	158,378	158,401
Granite Master Issuer PLC
5.32%, 08/20/07(c)	527,926	527,926
Harrier Finance Funding LLC
5.32% - 5.37%, 07/25/07 - 08/15/07(c)	196,087	196,089
Hartford Life Global Funding Trust
5.37% - 5.41%, 07/13/07 - 01/15/08	226,254	226,275
HBOS Treasury Services PLC
5.46%, 10/24/07(c)	150,836	150,836
Holmes Financing PLC
5.32%, 07/16/07(c)	263,963	263,963
JPMorgan Chase & Co.
5.32% - 5.45%, 07/27/07 - 08/02/07(i)	414,799	414,799
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(c)	113,127	113,124
Kestrel Funding LLC
5.33%, 07/11/07(c)	60,334	60,331
Kommunalkredit Austria AG
5.35%, 01/09/08(c)	90,502	90,502
Leafs LLC
5.35%, 01/22/07 - 02/20/07(c)	157,115	157,115
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07(c)	165,920	165,914
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(c)	59,732	59,732
Marshall & Ilsley Bank
5.35%, 01/15/08	82,960	82,960
Master Funding LLC
5.38%, 04/25/07 - 05/25/07(c)	272,972	272,972
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(i)	165,920	165,920
Metropolitan Life Global Funding I
5.36%, 02/08/07(c)	226,254	226,254
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(c)(i)	15,084	15,084
Mound Financing PLC
5.32%, 05/08/07(c)	141,786	141,786
Natexis Banques Populaires
5.35% - 5.37%, 02/05/07 - 01/15/08(c)	543,010	543,006
National City Bank of Indiana
5.35%, 05/21/07	75,418	75,420
Nationwide Building Society
5.38% - 5.49%, 02/08/07 - 10/26/07(c)	497,759	497,834
Newcastle Ltd.
5.37%, 04/24/07(c)	53,170	53,165
Northern Rock PLC
5.39%, 08/03/07(c)	181,003	181,006
Northlake CDO I
5.42%, 09/06/07(c)	45,251	45,251
Pricoa Global Funding I
5.34%, 11/27/07	203,629	203,629
Principal Life Global Funding I
5.80%, 02/08/07	67,876	67,908
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07(c)	218,712	218,710
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(c)	150,836	150,836
Strips III LLC
5.40%, 07/24/07(c)	32,650	32,650
SunTrust Bank
5.32%, 05/01/07	150,836	150,839
Tango Finance Corp.
5.30% - 5.35%, 04/25/07 - 07/16/07(c)	368,040	368,020
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07(c)	248,879	248,879
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(c)	184,300	184,300
Wachovia Bank N.A.
5.36%, 05/22/07	301,672	301,672
Wal-Mart Stores Inc.
5.50%, 07/16/07(c)	113,127	113,168

25

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Wells Fargo & Co.
5.36%, 11/15/07(c)	$75,418	$75,422
WhistleJacket Capital Ltd.
5.31% - 5.35%, 04/18/07 - 06/13/07(c)	113,127	113,127
White Pine Finance LLC
5.31% - 5.32%, 05/22/07 - 08/20/07(c)	452,508	452,451
Wind Master Trust
5.34%, 07/25/07(c)	60,334	60,334

		10,987,979

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,934,857)		22,934,857

TOTAL INVESTMENTS IN SECURITIES – 119.32% (Cost: $124,319,887)		123,725,422

Other Assets, Less Liabilities – (19.32)%		(20,029,733)

NET ASSETS – 100.00%		$103,695,689

(a)	All or a portion of this security represents a security on loan. See Note 4.

(b)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(d)	Investments are denominated in U.S. dollars.

(e)	To-be-announced (TBA). See Note 1.

(f)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.

(g)	Affiliated issuer. See Note 2.

(h)	The rate quoted is the annualized seven-day yield of the fund at period end.

(i)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

26

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Shares	Value
COMMON STOCKS – 98.70%

ADVERTISING – 0.18%
Interpublic Group of Companies Inc.(a)(b)	92,689	$1,134,513
Omnicom Group Inc.(b)	36,164	3,780,585

		4,915,098

AEROSPACE & DEFENSE – 2.09%
Boeing Co. (The)	167,387	14,870,661
General Dynamics Corp.	84,934	6,314,843
Goodrich Corp.(b)	26,227	1,194,640
L-3 Communications Holdings Inc.(b)	25,890	2,117,284
Lockheed Martin Corp.	74,965	6,902,028
Northrop Grumman Corp.	72,529	4,910,213
Raytheon Co.	94,466	4,987,805
Rockwell Collins Inc.	36,070	2,282,870
United Technologies Corp.	212,977	13,315,322

		56,895,666

AGRICULTURE – 1.93%
Altria Group Inc.	442,791	38,000,324
Archer-Daniels-Midland Co.	138,044	4,411,886
Monsanto Co.	114,277	6,002,971
Reynolds American Inc.(b)	36,073	2,361,699
UST Inc.(b)	33,839	1,969,430

		52,746,310

AIRLINES – 0.09%
Southwest Airlines Co.(b)	165,435	2,534,464

		2,534,464

APPAREL – 0.39%
Coach Inc.(a)	77,010	3,308,350
Jones Apparel Group Inc.	23,719	792,926
Liz Claiborne Inc.	21,916	952,469
Nike Inc. Class B	40,323	3,993,187
VF Corp.(b)	18,719	1,536,456

		10,583,388

AUTO MANUFACTURERS – 0.37%
Ford Motor Co.	395,922	2,973,374
General Motors Corp.	119,058	3,657,462
PACCAR Inc.(b)	52,478	3,405,822

		10,036,658

AUTO PARTS & EQUIPMENT – 0.16%
Goodyear Tire & Rubber Co. (The)(a)	37,341	783,788
Johnson Controls Inc.	41,165	3,536,897

		4,320,685

BANKS – 6.61%
Bank of America Corp.	952,439	50,850,718
Bank of New York Co. Inc. (The)	160,665	6,325,381
BB&T Corp.	113,630	4,991,766
Comerica Inc.	34,132	2,002,866
Commerce Bancorp Inc.(b)	39,381	1,388,968
Compass Bancshares Inc.(b)	27,220	1,623,673
Fifth Third Bancorp	117,447	4,807,106
First Horizon National Corp.(b)	26,138	1,092,046
Huntington Bancshares Inc.(b)	50,128	1,190,540
KeyCorp	84,887	3,228,253
M&T Bank Corp.(b)	16,351	1,997,438
Marshall & Ilsley Corp.(b)	53,517	2,574,703
Mellon Financial Corp.	86,606	3,650,443
National City Corp.(b)	132,322	4,837,692
Northern Trust Corp.(b)	39,437	2,393,432
PNC Financial Services Group	61,988	4,589,592
Regions Financial Corp.(b)	153,209	5,730,017
State Street Corp.(b)	69,711	4,701,310
SunTrust Banks Inc.(b)	76,502	6,460,594
Synovus Financial Corp.(b)	68,183	2,102,082
U.S. Bancorp	374,220	13,543,022
Wachovia Corp.	403,121	22,957,741
Wells Fargo & Co.	712,800	25,347,168
Zions Bancorporation	22,444	1,850,283

		180,236,834

BEVERAGES – 2.04%
Anheuser-Busch Companies Inc.	161,854	7,963,217
Brown-Forman Corp. Class B(b)	16,513	1,093,821
Coca-Cola Co. (The)	430,377	20,765,690
Coca-Cola Enterprises Inc.	58,186	1,188,158
Constellation Brands Inc. Class A(a)(b)	44,534	1,292,377
Molson Coors Brewing Co. Class B	9,439	721,517
Pepsi Bottling Group Inc.	28,850	891,753
PepsiCo Inc.	347,180	21,716,109

		55,632,642

BIOTECHNOLOGY – 1.12%
Amgen Inc.(a)	246,495	16,838,073
Biogen Idec Inc.(a)	72,327	3,557,765
Celgene Corp.(a)	78,048	4,490,101
Genzyme Corp.(a)	55,018	3,388,008
MedImmune Inc.(a)(b)	50,371	1,630,509
Millipore Corp.(a)	11,039	735,197

		30,639,653

BUILDING MATERIALS – 0.15%
American Standard Companies Inc.	36,709	1,683,108
Masco Corp.(b)	83,780	2,502,509

		4,185,617

CHEMICALS – 1.32%
Air Products & Chemicals Inc.(b)	46,379	3,259,516
Ashland Inc.	13,437	929,572
Dow Chemical Co. (The)	201,991	8,067,521

27

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Shares	Value
CHEMICALS (Continued)
Du Pont (E.I.) de Nemours and Co.(b)	194,090	$9,454,124
Eastman Chemical Co.	17,295	1,025,766
Ecolab Inc.(b)	37,586	1,698,887
Hercules Inc.(a)(b)	23,512	454,017
International Flavors & Fragrances Inc.(b)	16,716	821,759
PPG Industries Inc.(b)	34,759	2,231,875
Praxair Inc.	67,861	4,026,193
Rohm & Haas Co.(b)	30,199	1,543,773
Sherwin-Williams Co. (The)(b)	23,704	1,507,100
Sigma-Aldrich Corp.	14,034	1,090,722

		36,110,825

COAL – 0.13%
CONSOL Energy Inc.(b)	38,858	1,248,508
Peabody Energy Corp.	55,633	2,248,130

		3,496,638

COMMERCIAL SERVICES – 0.70%
Apollo Group Inc. Class A(a)(b)	29,694	1,157,175
Block (H & R) Inc.	67,674	1,559,209
Convergys Corp.(a)	29,501	701,534
Donnelley (R.R.) & Sons Co.	45,504	1,617,212
Equifax Inc.	26,835	1,089,501
McKesson Corp.	63,004	3,194,303
Monster Worldwide Inc.(a)	26,753	1,247,760
Moody’s Corp.	49,844	3,442,227
Robert Half International Inc.	36,312	1,347,901
Western Union Co.	161,067	3,611,122

		18,967,944

COMPUTERS – 4.02%
Affiliated Computer Services Inc. Class A(a)(b)	24,988	1,220,414
Apple Computer Inc.(a)	179,385	15,219,023
Cognizant Technology Solutions Corp.(a)	29,653	2,288,025
Computer Sciences Corp.(a)	36,132	1,928,365
Dell Inc.(a)	478,333	12,001,375
Electronic Data Systems Corp.(b)	108,945	3,001,435
EMC Corp.(a)(b)	476,070	6,284,124
Hewlett-Packard Co.	578,197	23,815,934
International Business Machines Corp.	320,052	31,093,052
Lexmark International Inc. Class A(a)(b)	21,098	1,544,374
NCR Corp.(a)	37,910	1,621,032
Network Appliance Inc.(a)	78,385	3,078,963
SanDisk Corp.(a)	47,354	2,037,643
Sun Microsystems Inc.(a)	738,722	4,003,873
Unisys Corp.(a)(b)	71,803	562,936

		109,700,568

COSMETICS & PERSONAL CARE – 1.99%
Avon Products Inc.(b)	94,227	3,113,260
Colgate-Palmolive Co.	108,730	7,093,545
Estee Lauder Companies Inc. (The) Class A	27,299	1,114,345
Procter & Gamble Co.	669,551	43,032,043

		54,353,193

DISTRIBUTION & WHOLESALE – 0.10%
Genuine Parts Co.(b)	36,041	1,709,425
Grainger (W.W.) Inc.(b)	15,911	1,112,815

		2,822,240

DIVERSIFIED FINANCIAL SERVICES – 8.78%
American Express Co.	255,817	15,520,417
Ameriprise Financial Inc.	51,304	2,796,068
Bear Stearns Companies Inc. (The)	25,341	4,125,008
Capital One Financial Corp.	86,188	6,620,962
Chicago Mercantile Exchange Holdings Inc.	7,488	3,817,008
CIT Group Inc.	41,841	2,333,473
Citigroup Inc.	1,041,146	57,991,832
Countrywide Financial Corp.	130,225	5,528,051
E*TRADE Financial Corp.(a)	89,891	2,015,356
Federal Home Loan Mortgage Corp.	145,917	9,907,764
Federal National Mortgage Association	205,479	12,203,398
Federated Investors Inc. Class B(b)	19,309	652,258
Franklin Resources Inc.	35,091	3,865,975
Goldman Sachs Group Inc. (The)	90,752	18,091,411
Janus Capital Group Inc.(b)	43,966	949,226
JPMorgan Chase & Co.	732,809	35,394,675
Legg Mason Inc.	27,602	2,623,570
Lehman Brothers Holdings Inc.	113,112	8,836,309
Merrill Lynch & Co. Inc.	186,670	17,378,977
Morgan Stanley	222,218	18,095,212
Rowe (T.) Price Group Inc.	55,070	2,410,414
Schwab (Charles) Corp. (The)	217,689	4,210,105
SLM Corp.(b)	86,316	4,209,631

		239,577,100

ELECTRIC – 3.19%
AES Corp. (The)(a)	139,222	3,068,453
Allegheny Energy Inc.(a)	34,625	1,589,634
Ameren Corp.	43,324	2,327,799
American Electric Power Co. Inc.	82,930	3,531,159
CenterPoint Energy Inc.(b)	65,629	1,088,129
CMS Energy Corp.(a)(b)	46,605	778,303
Consolidated Edison Inc.	53,362	2,565,111
Constellation Energy Group Inc.	37,812	2,604,112
Dominion Resources Inc.	74,288	6,228,306
DTE Energy Co.	37,400	1,810,534
Duke Energy Corp.(b)	264,566	8,786,237
Dynegy Inc. Class A(a)	83,003	600,942
Edison International	68,578	3,118,927
Entergy Corp.(b)	43,861	4,049,248
Exelon Corp.	141,368	8,749,266

28

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Shares	Value
ELECTRIC (Continued)
FirstEnergy Corp.	69,435	$4,186,930
FPL Group Inc.	85,138	4,633,210
PG&E Corp.(b)	73,266	3,467,680
Pinnacle West Capital Corp.(b)	20,916	1,060,232
PPL Corp.	80,188	2,873,938
Progress Energy Inc.	53,319	2,616,897
Public Service Enterprise Group Inc.	52,987	3,517,277
Southern Co. (The)	156,276	5,760,333
TECO Energy Inc.(b)	44,015	758,378
TXU Corp.	97,135	5,265,688
Xcel Energy Inc.	85,558	1,972,967

		87,009,690

ELECTRICAL COMPONENTS & EQUIPMENT – 0.35%
American Power Conversion Corp.	35,740	1,093,287
Emerson Electric Co.	171,680	7,569,371
Molex Inc.(b)	29,773	941,720

		9,604,378

ELECTRONICS – 0.48%
Agilent Technologies Inc.(a)	86,013	2,997,553
Applera Corp. – Applied Biosystems Group	38,352	1,407,135
Jabil Circuit Inc.	39,014	957,794
PerkinElmer Inc.	26,427	587,472
Sanmina-SCI Corp.(a)	110,847	382,422
Solectron Corp.(a)	192,031	618,340
Symbol Technologies Inc.	53,117	793,568
Tektronix Inc.	17,481	509,921
Thermo Fisher Scientific Inc.(a)(b)	85,554	3,874,741
Waters Corp.(a)	21,685	1,061,914

		13,190,860

ENGINEERING & CONSTRUCTION – 0.06%
Fluor Corp.	18,509	1,511,260

		1,511,260

ENTERTAINMENT – 0.12%
International Game Technology Inc.	71,439	3,300,482

		3,300,482

ENVIRONMENTAL CONTROL – 0.18%
Allied Waste Industries Inc.(a)	53,277	654,774
Waste Management Inc.	113,780	4,183,691

		4,838,465

FOOD – 1.45%
Campbell Soup Co.(b)	48,581	1,889,315
ConAgra Foods Inc.	107,515	2,902,905
Dean Foods Co.(a)	28,175	1,191,239
General Mills Inc.	74,271	4,278,010
Heinz (H.J.) Co.(b)	69,770	3,140,348
Hershey Co. (The)(b)	36,953	1,840,259
Kellogg Co.	52,600	2,633,156
Kroger Co.	152,080	3,508,486
McCormick & Co. Inc. NVS(b)	27,721	1,068,922
Safeway Inc.(b)	93,576	3,233,987
Sara Lee Corp.	159,979	2,724,442
SUPERVALU Inc.	44,600	1,594,450
Sysco Corp.(b)	130,213	4,786,630
Tyson Foods Inc. Class A(b)	53,338	877,410
Whole Foods Market Inc.(b)	29,697	1,393,680
Wrigley (William Jr.) Co.(b)	46,141	2,386,413

		39,449,652

FOREST PRODUCTS & PAPER – 0.39%
International Paper Co.	95,687	3,262,927
MeadWestvaco Corp.(b)	38,097	1,145,196
Plum Creek Timber Co. Inc.	37,719	1,503,102
Temple-Inland Inc.(b)	23,119	1,064,168
Weyerhaeuser Co.	51,834	3,662,072

		10,637,465

GAS – 0.25%
KeySpan Corp.	36,818	1,516,165
Nicor Inc.(b)	9,283	434,444
NiSource Inc.	57,846	1,394,089
Peoples Energy Corp.(b)	7,975	355,446
Sempra Energy	54,981	3,081,135

		6,781,279

HAND & MACHINE TOOLS – 0.10%
Black & Decker Corp.(b)	15,293	1,222,981
Snap-On Inc.	12,210	581,684
Stanley Works (The)(b)	17,150	862,474

		2,667,139

HEALTH CARE – PRODUCTS – 3.07%
Bard (C.R.) Inc.(b)	21,779	1,807,004
Bausch & Lomb Inc.	11,453	596,243
Baxter International Inc.	137,354	6,371,852
Becton, Dickinson & Co.	51,508	3,613,286
Biomet Inc.(b)	51,628	2,130,688
Boston Scientific Corp.(a)	247,965	4,260,039
Johnson & Johnson	615,347	40,625,209
Medtronic Inc.	242,639	12,983,613
Patterson Companies Inc.(a)(b)	29,322	1,041,224
St. Jude Medical Inc.(a)	74,220	2,713,483
Stryker Corp.(b)	62,471	3,442,777
Zimmer Holdings Inc.(a)	51,098	4,005,061

		83,590,479

HEALTH CARE – SERVICES – 1.48%
Aetna Inc.	113,559	4,903,478
Coventry Health Care Inc.(a)	33,429	1,673,121

29

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Shares	Value
HEALTH CARE – SERVICES (Continued)
Health Management Associates Inc. Class A	50,540	$1,066,899
Humana Inc.(a)	34,739	1,921,414
Laboratory Corp. of America Holdings(a)(b)	26,343	1,935,420
Manor Care Inc.(b)	15,366	720,973
Quest Diagnostics Inc.(b)	34,011	1,802,583
Tenet Healthcare Corp.(a)(b)	100,137	697,955
UnitedHealth Group Inc.	284,142	15,266,950
WellPoint Inc.(a)(b)	130,505	10,269,438

		40,258,231

HOME BUILDERS – 0.25%
Centex Corp.(b)	24,946	1,403,711
Horton (D.R.) Inc.	57,305	1,518,009
KB Home(b)	16,587	850,581
Lennar Corp. Class A	29,116	1,527,425
Pulte Homes Inc.(b)	44,528	1,474,767

		6,774,493

HOME FURNISHINGS – 0.10%
Harman International Industries Inc.	13,711	1,369,866
Whirlpool Corp.	16,454	1,366,011

		2,735,877

HOUSEHOLD PRODUCTS & WARES – 0.46%
Avery Dennison Corp.(b)	19,887	1,350,924
Clorox Co. (The)	31,806	2,040,355
Fortune Brands Inc.(b)	31,744	2,710,620
Kimberly-Clark Corp.	96,471	6,555,204

		12,657,103

HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	58,255	1,686,482

		1,686,482

INSURANCE – 4.94%
ACE Ltd.	68,453	4,146,198
AFLAC Inc.	104,479	4,806,034
Allstate Corp. (The)	132,545	8,630,005
Ambac Financial Group Inc.(b)	22,286	1,985,014
American International Group Inc.	549,264	39,360,258
Aon Corp.(b)	66,179	2,338,766
Chubb Corp.	86,483	4,575,816
CIGNA Corp.(b)	20,652	2,717,184
Cincinnati Financial Corp.(b)	36,590	1,657,893
Genworth Financial Inc. Class A	95,769	3,276,257
Hartford Financial Services Group Inc. (The)	66,524	6,207,354
Lincoln National Corp.	60,442	4,013,349
Loews Corp.	96,220	3,990,243
Marsh & McLennan Companies Inc.(b)	115,856	3,552,145
MBIA Inc.(b)	28,356	2,071,689
MetLife Inc.	159,897	9,435,522
MGIC Investment Corp.(b)	17,892	1,118,966
Principal Financial Group Inc.	56,682	3,327,233
Progressive Corp. (The)	162,554	3,937,058
Prudential Financial Inc.	102,119	8,767,937
SAFECO Corp.(b)	24,028	1,502,951
St. Paul Travelers Companies Inc.	145,474	7,810,499
Torchmark Corp.(b)	20,810	1,326,846
UnumProvident Corp.	72,049	1,497,178
XL Capital Ltd. Class A(b)	37,945	2,732,799

		134,785,194

INTERNET – 1.64%
Amazon.com Inc.(a)(b)	66,128	2,609,411
eBay Inc.(a)	247,351	7,437,845
Google Inc. Class A(a)	45,236	20,830,273
IAC/InterActiveCorp(a)(b)	46,919	1,743,510
Symantec Corp.(a)	204,903	4,272,228
VeriSign Inc.(a)	51,558	1,239,970
Yahoo! Inc.(a)(b)	261,720	6,684,329

		44,817,566

IRON & STEEL – 0.27%
Allegheny Technologies Inc.	21,166	1,919,333
Nucor Corp.	64,902	3,547,543
United States Steel Corp.	25,896	1,894,033

		7,360,909

LEISURE TIME – 0.37%
Brunswick Corp.	19,071	608,365
Carnival Corp.	93,677	4,594,857
Harley-Davidson Inc.(b)	55,200	3,889,944
Sabre Holdings Corp.	27,788	886,159

		9,979,325

LODGING – 0.50%
Harrah’s Entertainment Inc.	39,112	3,235,345
Hilton Hotels Corp.(b)	81,194	2,833,671
Marriott International Inc. Class A(b)	72,324	3,451,301
Starwood Hotels & Resorts Worldwide Inc.	45,844	2,865,250
Wyndham Worldwide Corp.(a)	42,525	1,361,651

		13,747,218

MACHINERY – 0.66%
Caterpillar Inc.	138,071	8,467,894
Cummins Inc.	10,959	1,295,135
Deere & Co.(b)	48,672	4,627,247
Rockwell Automation Inc.	37,026	2,261,548
Terex Corp.(a)(b)	21,506	1,388,857

		18,040,681

MANUFACTURING – 5.16%
Cooper Industries Ltd.	19,259	1,741,591
Danaher Corp.(b)	49,808	3,608,092

30

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Shares	Value
MANUFACTURING (Continued)
Dover Corp.	42,827	$2,099,380
Eastman Kodak Co.(b)	60,428	1,559,042
Eaton Corp.	31,568	2,372,020
General Electric Co.	2,179,157	81,086,432
Honeywell International Inc.	172,427	7,800,597
Illinois Tool Works Inc.(b)	88,465	4,086,198
Ingersoll-Rand Co. Class A	67,714	2,649,649
ITT Industries Inc.	38,860	2,208,025
Leggett & Platt Inc.(b)	37,825	904,018
Pall Corp.	26,387	911,671
Parker Hannifin Corp.	25,297	1,944,833
Textron Inc.	26,573	2,491,750
3M Co.	157,455	12,270,468
Tyco International Ltd.(b)	424,237	12,896,805

		140,630,571

MEDIA – 3.51%
CBS Corp. Class B	164,342	5,124,184
Clear Channel Communications Inc.	104,471	3,712,899
Comcast Corp. Class A(a)	440,695	18,654,619
DIRECTV Group Inc. (The)(a)	162,265	4,046,889
Dow Jones & Co. Inc.	13,868	526,984
Gannett Co. Inc.	49,752	3,008,006
McGraw-Hill Companies Inc. (The)(b)	74,084	5,039,194
Meredith Corp.	8,055	453,899
New York Times Co. Class A(b)	30,804	750,385
News Corp. Class A	493,191	10,593,743
Scripps (E.W.) Co. Class A	17,620	879,943
Time Warner Inc.(b)	850,776	18,529,901
Tribune Co.	40,191	1,237,079
Univision Communications Inc. Class A(a)	52,856	1,872,160
Viacom Inc. Class B(a)	149,365	6,128,446
Walt Disney Co. (The)(b)	440,127	15,083,152

		95,641,483

MINING – 0.70%
Alcoa Inc.	182,509	5,477,095
Freeport-McMoRan Copper & Gold Inc.	41,346	2,304,213
Newmont Mining Corp.(b)	94,664	4,274,080
Phelps Dodge Corp.	42,944	5,141,256
Vulcan Materials Co.(b)	20,302	1,824,541

		19,021,185

OFFICE & BUSINESS EQUIPMENT – 0.21%
Pitney Bowes Inc.(b)	46,617	2,153,239
Xerox Corp.(a)(b)	205,905	3,490,090

		5,643,329

OIL & GAS – 7.95%
Anadarko Petroleum Corp.	96,728	4,209,603
Apache Corp.(b)	69,313	4,610,008
Chesapeake Energy Corp.(b)	86,485	2,512,389
Chevron Corp.	462,867	34,034,611
ConocoPhillips	347,474	25,000,754
Devon Energy Corp.	92,862	6,229,183
EOG Resources Inc.(b)	51,069	3,189,259
Exxon Mobil Corp.	1,235,477	94,674,602
Hess Corp.	56,357	2,793,616
Marathon Oil Corp.	75,411	6,975,518
Murphy Oil Corp.(b)	39,317	1,999,269
Nabors Industries Ltd.(a)(b)	66,507	1,980,578
Noble Corp.(b)	28,863	2,197,917
Occidental Petroleum Corp.	181,403	8,857,908
Rowan Companies Inc.	23,207	770,472
Sunoco Inc.	26,937	1,679,791
Transocean Inc.(a)	61,557	4,979,346
Valero Energy Corp.	129,037	6,601,533
XTO Energy Inc.(b)	76,988	3,622,285

		216,918,642

OIL & GAS SERVICES – 1.33%
Baker Hughes Inc.(b)	69,254	5,170,504
BJ Services Co.	62,951	1,845,723
Halliburton Co.(b)	208,597	6,476,937
National Oilwell Varco Inc.(a)	36,909	2,258,093
Schlumberger Ltd.(b)	249,330	15,747,683
Smith International Inc.	42,178	1,732,250
Weatherford International Ltd.(a)	72,830	3,043,566

		36,274,756

PACKAGING & CONTAINERS – 0.14%
Ball Corp.	21,915	955,494
Bemis Co. Inc.	21,747	738,963
Pactiv Corp.(a)	29,008	1,035,296
Sealed Air Corp.(b)	17,045	1,106,561

		3,836,314

PHARMACEUTICALS – 5.68%
Abbott Laboratories	323,699	15,767,378
Allergan Inc.(b)	32,137	3,848,084
AmerisourceBergen Corp.	42,412	1,906,844
Barr Pharmaceuticals Inc.(a)	22,352	1,120,282
Bristol-Myers Squibb Co.(b)	414,079	10,898,559
Cardinal Health Inc.	85,374	5,500,647
Caremark Rx Inc.	89,870	5,132,476
Express Scripts Inc.(a)	28,985	2,075,326
Forest Laboratories Inc.(a)	66,928	3,386,557
Gilead Sciences Inc.(a)	96,574	6,270,550
Hospira Inc.(a)	33,140	1,112,841
King Pharmaceuticals Inc.(a)	51,335	817,253
Lilly (Eli) & Co.	207,545	10,813,095
Medco Health Solutions Inc.(a)	61,868	3,306,226
Merck & Co. Inc.	458,249	19,979,656
Mylan Laboratories Inc.	44,405	886,324
Pfizer Inc.	1,530,503	39,640,028

31

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Shares	Value
PHARMACEUTICALS (Continued)
Schering-Plough Corp.(b)	311,884	$7,372,938
Watson Pharmaceuticals Inc.(a)	21,309	554,673
Wyeth	283,949	14,458,683

		154,848,420

PIPELINES – 0.34%
El Paso Corp.(b)	146,448	2,237,725
Kinder Morgan Inc.(b)	22,547	2,384,345
Questar Corp.(b)	18,030	1,497,392
Williams Companies Inc.	125,413	3,275,788

		9,395,250

REAL ESTATE – 0.10%
CB Richard Ellis Group Inc. Class A(a)	38,616	1,282,051
Realogy Corp.(a)	45,329	1,374,375

		2,656,426

REAL ESTATE INVESTMENT TRUSTS – 1.06%
Apartment Investment & Management Co. Class A(b)	20,298	1,137,094
Archstone-Smith Trust(b)	45,515	2,649,428
Boston Properties Inc.(b)	24,308	2,719,579
Equity Office Properties Trust	73,700	3,550,129
Equity Residential(b)	61,243	3,108,082
Kimco Realty Corp.(b)	46,792	2,103,300
ProLogis(b)	51,594	3,135,367
Public Storage Inc.	25,519	2,488,103
Simon Property Group Inc.(b)	46,562	4,716,265
Vornado Realty Trust(b)	26,938	3,272,967

		28,880,314

RETAIL – 5.51%
AutoNation Inc.(a)	32,376	690,256
AutoZone Inc.(a)	11,094	1,282,023
Bed Bath & Beyond Inc.(a)(b)	59,392	2,262,835
Best Buy Co. Inc.	85,592	4,210,271
Big Lots Inc.(a)(b)	22,516	516,067
Circuit City Stores Inc.(b)	29,625	562,283
Costco Wholesale Corp.	98,521	5,208,805
CVS Corp.(b)	172,930	5,345,266
Darden Restaurants Inc.	30,854	1,239,405
Dillard’s Inc. Class A(b)	12,705	444,294
Dollar General Corp.(b)	64,929	1,042,760
Family Dollar Stores Inc.	32,239	945,570
Federated Department Stores Inc.	114,427	4,363,102
Gap Inc. (The)	113,321	2,209,760
Home Depot Inc.	434,638	17,455,062
Kohl’s Corp.(a)	68,925	4,716,538
Limited Brands Inc.	71,477	2,068,544
Lowe’s Companies Inc.(b)	321,722	10,021,640
McDonald’s Corp.	260,541	11,549,783
Nordstrom Inc.(b)	48,063	2,371,428
Office Depot Inc.(a)	59,611	2,275,352
OfficeMax Inc.	15,589	773,994
Penney (J.C.) Co. Inc.	47,195	3,651,005
RadioShack Corp.	28,512	478,431
Sears Holdings Corp.(a)(b)	17,508	2,940,118
Staples Inc.	152,931	4,083,258
Starbucks Corp.(a)	159,177	5,638,049
Target Corp.(b)	180,809	10,315,153
Tiffany & Co.	29,209	1,146,161
TJX Companies Inc.(b)	94,600	2,697,992
Walgreen Co.	212,241	9,739,739
Wal-Mart Stores Inc.	519,166	23,975,086
Wendy’s International Inc.	24,111	797,833
Yum! Brands Inc.	56,987	3,350,836

		150,368,699

SAVINGS & LOANS – 0.41%
Sovereign Bancorp Inc.(b)	75,457	1,915,853
Washington Mutual Inc.	202,869	9,228,511

		11,144,364

SEMICONDUCTORS – 2.42%
Advanced Micro Devices Inc.(a)	114,147	2,322,891
Altera Corp.(a)	75,579	1,487,395
Analog Devices Inc.	74,257	2,440,828
Applied Materials Inc.	292,405	5,394,872
Broadcom Corp. Class A(a)(b)	98,709	3,189,288
Intel Corp.	1,217,430	24,652,958
KLA-Tencor Corp.	41,894	2,084,227
Linear Technology Corp.(b)	63,387	1,921,894
LSI Logic Corp.(a)	83,006	747,054
Maxim Integrated Products Inc.(b)	67,482	2,066,299
Micron Technology Inc.(a)	156,181	2,180,287
National Semiconductor Corp.	62,619	1,421,451
Novellus Systems Inc.(a)(b)	25,831	889,103
NVIDIA Corp.(a)	74,190	2,745,772
PMC-Sierra Inc.(a)(b)	43,249	290,201
QLogic Corp.(a)	32,946	722,176
Teradyne Inc.(a)	41,559	621,723
Texas Instruments Inc.	318,441	9,171,101
Xilinx Inc.(b)	71,512	1,702,701

		66,052,221

SOFTWARE – 3.82%
Adobe Systems Inc.(a)(b)	121,930	5,013,762
Autodesk Inc.(a)	48,754	1,972,587
Automatic Data Processing Inc.	116,966	5,760,576
BMC Software Inc.(a)(b)	43,144	1,389,237
CA Inc.	86,404	1,957,051
Citrix Systems Inc.(a)	38,324	1,036,664
Compuware Corp.(a)	78,503	653,930
Electronic Arts Inc.(a)	64,552	3,250,839
Fidelity National Information Services Inc.(b)	34,221	1,371,920
First Data Corp.	161,072	4,110,557
Fiserv Inc.(a)	36,659	1,921,665

32

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Shares	Value
SOFTWARE (Continued)
IMS Health Inc.	42,749	$1,174,743
Intuit Inc.(a)	71,905	2,193,822
Microsoft Corp.	1,828,326	54,593,814
Novell Inc.(a)	70,772	438,786
Oracle Corp.(a)	849,356	14,557,962
Paychex Inc.	71,243	2,816,948

		104,214,863

TELECOMMUNICATIONS – 6.11%
ADC Telecommunications Inc.(a)	24,625	357,801
Alltel Corp.	76,729	4,640,570
AT&T Inc.	816,659	29,195,559
Avaya Inc.(a)(b)	96,375	1,347,323
BellSouth Corp.	384,844	18,130,001
CenturyTel Inc.(b)	24,476	1,068,622
Ciena Corp.(a)	18,153	503,020
Cisco Systems Inc.(a)	1,285,553	35,134,163
Citizens Communications Co.(b)	68,103	978,640
Comverse Technology Inc.(a)(b)	43,007	907,878
Corning Inc.(a)	328,403	6,144,420
Embarq Corp.	31,371	1,648,860
JDS Uniphase Corp.(a)	43,696	727,975
Juniper Networks Inc.(a)(b)	119,063	2,255,053
Motorola Inc.	515,893	10,606,760
QUALCOMM Inc.	348,489	13,169,399
Qwest Communications International Inc.(a)(b)	336,815	2,819,142
Sprint Nextel Corp.(b)	619,217	11,697,009
Tellabs Inc.(a)	93,477	959,074
Verizon Communications Inc.	616,266	22,949,746
Windstream Corp.	100,169	1,424,403

		166,665,418

TEXTILES – 0.04%
Cintas Corp.	28,500	1,131,735

		1,131,735

TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	34,766	947,374
Mattel Inc.	79,528	1,802,104

		2,749,478

TRANSPORTATION – 1.57%
Burlington Northern Santa Fe Corp.	76,206	5,624,765
CSX Corp.	93,359	3,214,350
FedEx Corp.	64,514	7,007,511
Norfolk Southern Corp.	81,263	4,086,716
Ryder System Inc.	13,132	670,520
Union Pacific Corp.	56,706	5,218,086
United Parcel Service Inc. Class B	227,638	17,068,297

		42,890,245

TOTAL COMMON STOCKS (Cost: $2,275,598,239)		2,692,143,464

SHORT-TERM INVESTMENTS – 11.21%

CERTIFICATES OF DEPOSIT(c) – 0.24%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	1,426,559	1,426,559
Washington Mutual Bank
5.33%, 03/19/07	5,094,856	5,094,856

		6,521,415

COMMERCIAL PAPER(c) – 2.13%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07(d)	2,142,102	2,111,447
Aspen Funding Corp.
5.26%, 02/21/07(d)	1,324,663	1,314,985
Beta Finance Inc.
5.27%, 01/25/07(d)	407,588	406,217
BNP Paribas Finance Inc.
5.12%, 06/06/07	713,280	697,571
CAFCO LLC
5.26%, 01/30/07(d)	1,018,971	1,014,802
Cantabric Finance LLC
5.25% - 5.26%, 01/25/07 - 03/06/07(d)	2,445,531	2,427,812
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07(d)	2,404,772	2,375,259
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	203,794	203,526
Curzon Funding LLC
5.24%, 02/27/07(d)	1,117,811	1,108,700
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	844,584	832,484
Eureka Securitization
5.26%, 02/09/07(d)	2,547,428	2,533,284
Five Finance Inc.
5.22%, 04/20/07(d)	937,453	922,773
General Electric Capital Corp.
5.12%, 06/04/07(d)	1,528,457	1,495,230
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07(d)	3,342,225	3,309,926
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07(d)	3,973,988	3,891,613
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	2,037,942	1,993,061
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	1,528,457	1,528,231
Lexington Parker Capital Co. LLC
5.18% - 5.32%, 01/10/07 - 05/17/07(d)	6,706,787	6,666,565
Lockhart Funding LLC
5.28%, 02/09/07(d)	2,037,942	2,026,584
Nationwide Building Society
5.21%, 04/13/07(d)	1,936,045	1,907,746

33

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Shares or Principal	Value
COMMERCIAL PAPER (Continued)
Nestle Capital Corp.
5.19%, 08/09/07(d)	$1,222,765	$1,184,160
Norddeutsche Landesbank
5.27%, 02/15/07	1,936,045	1,923,587
Polonius Inc.
5.26%, 02/20/07(d)	576,330	572,204
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	677,269	675,268
Sedna Finance Inc.
5.22%, 04/17/07(d)	1,161,627	1,143,941
Societe Generale
5.18%, 05/16/07	5,094,856	4,996,621
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07(d)	5,171,238	5,121,434
Thornburg Mortgage Capital Resources
5.28%, 01/17/07 - 03/12/07(d)	2,510,745	2,493,406
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	1,190,953	1,183,471

		58,061,908

MEDIUM-TERM NOTES(c) – 0.22%
Bank of America N.A.
5.28%, 04/20/07	509,486	509,486
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,528,457	1,528,457
K2 USA LLC
5.39%, 06/04/07(d)	1,528,457	1,528,457
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	2,384,393	2,384,393

		5,950,793

MONEY MARKET FUNDS – 1.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30% (e)(f)	29,683,696	29,683,696

		29,683,696

REPURCHASE AGREEMENTS(c) – 2.03%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $4,078,312 (collateralized by non-U.S. Government debt securities, value $4,202,958, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$4,075,885	4,075,885
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $3,058,737 (collateralized by U.S. Government obligations, value $3,119,927, 0.00% to 11.00%, 1/1/08 to 1/1/37).	3,056,913	3,056,913
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $7,137,054 (collateralized by non-U.S. Government debt securities, value $7,850,764, 1.00% to 8.84%, 8/3/14 to 12/25/46).	7,132,798	7,132,798
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $203,915 (collateralized by non-U.S. Government debt securities, value $ 214,228, 5.46%, 3/15/08).	203,794	203,794
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $7,137,046 (collateralized by non-U.S. Government debt securities, value $7,497,996, 3.78% to 7.41%, 11/25/19 to 10/25/45).	7,132,798	7,132,798
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $2,243,087 (collateralized by non-U.S. Government debt securities, value $2,500,515, 0.00% to 10.00%, 6/1/28 to 11/16/36).	2,241,737	2,241,737
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $1,223,507 (collateralized by non-U.S. Government debt securities, value $1,363,923, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,222,765	1,222,765
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $4,078,308 (collateralized by
non-U.S. Government debt securities, value $4,241,043, 0.00% to 10.00%, 1/23/07 to 5/15/44).	4,075,885	4,075,885
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $756,669 (collateralized by non-U.S. Government debt securities, value $786,619, 0.00% to 10.00%, 1/23/07 to 5/15/44).	756,219	756,219
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $1,223,507 (collateralized by non-U.S. Government debt securities, value $1,272,329, 0.00% to 10.00%, 1/23/07 to 5/15/44).	1,222,765	1,222,765
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $1,019,589 (collateralized by non-U.S. Government debt securities, value $1,127,586, 5.58%, 1/8/36).	1,018,971	1,018,971

34

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $1,019,578 (collateralized by non-U.S. Government debt securities, value $1,071,244, 3.16% to 5.32%, 5/15/34 to 6/1/46).	$1,018,971	$1,018,971
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $509,792 (collateralized by non-U.S. Government debt securities, value $535,622, 5.75% to 8.75%, 10/1/08 to 9/15/25).	509,486	509,486
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $4,078,312 (collateralized by non-U.S. Government debt securities, value $4,203,009, 3.34% to 8.75%, 6/15/07 to 12/1/66).	4,075,885	4,075,885
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $1,529,381 (collateralized by non-U.S. Government debt securities, value $1,575,270, 5.50% to 8.88%, 4/15/11 to 12/1/66).	1,528,457	1,528,457
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $4,078,312 (collateralized by non-U.S. Government debt securities, value $4,211,173, 0.00% to 10.13%, 6/15/07 to 9/1/26).	4,075,885	4,075,885
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $2,039,174 (collateralized by non-U.S. Government debt securities, value $2,100,355, 4.37% to 7.75%, 3/3/08 to 12/1/25).	2,037,942	2,037,942
Morgan Stanley, 5.36%, due 1/2/07, maturity value $2,039,156 (collateralized by non-U.S. Government debt securities, value $2,122,965, 0.00% to 10.00%, 1/1/07 to 12/31/37).	2,037,942	2,037,942
Morgan Stanley, 5.51%, due 6/4/07, maturity value $1,460,403 (collateralized by non-U.S. Government debt securities, value $1,498,483, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	1,426,560	1,426,560
Wachovia Capital, 5.38%, due 1/2/07, maturity value $6,525,313 (collateralized by non-U.S. Government debt securities, value $6,855,310, 3.86% to 8.17%, 8/15/13 to 10/17/44).	6,521,415	6,521,415

		55,373,073

TIME DEPOSITS(c) – 0.00%
Bank of America N.A.
5.13%, 01/02/07	97,536	97,536

		97,536

U.S. TREASURY OBLIGATIONS – 0.06%
U.S. Treasury Bill
4.71%, 03/22/07(h)(i)	1,600,000	1,583,116

		1,583,116

VARIABLE & FLOATING RATE NOTES(c) – 5.44%
Allstate Life Global Funding II
5.33% - 5.43%, 11/02/07 - 01/25/08(d)	5,217,132	5,217,688
American Express Bank
5.32%, 02/28/07	2,037,942	2,037,940
American Express Centurion Bank
5.44%, 07/19/07	2,241,737	2,243,155
American Express Credit Corp.
5.45%, 07/05/07	611,383	611,589
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	254,984	254,984
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	1,528,457	1,528,457
ASIF Global Financing
5.41%, 05/03/07(d)	203,794	203,831
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	1,324,663	1,324,663
Bank of Ireland
5.33% - 5.35%, 08/14/07 - 12/20/07(d)	2,955,016	2,955,096
Beta Finance Inc.
5.32% - 5.41%, 04/25/07 - 07/25/07(d)	5,196,753	5,196,904
BMW US Capital LLC
5.35%, 01/15/08(d)	2,037,942	2,037,942
BNP Paribas
5.35%, 11/19/07(d)	3,770,193	3,770,193
Carlyle Loan Investment Ltd.
5.40%, 04/13/07 - 07/15/07(d)	1,487,698	1,487,697
CC USA Inc.
5.37%, 07/30/07(d)	1,018,971	1,019,052
Commodore CDO Ltd.
5.44%, 12/12/07(d)	509,486	509,486
Credit Agricole SA
5.34%, 11/23/07	2,037,942	2,037,942
Credit Suisse First Boston NY
5.38%, 04/24/07	1,018,971	1,018,988
Cullinan Finance Corp.
5.36%, 04/25/07(d)	509,486	509,486
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	294,404	294,404
DEPFA Bank PLC
5.40%, 09/14/07	2,037,942	2,037,942

35

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07(d)	$2,343,634	$2,343,710
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	1,360,327	1,360,326
Fifth Third Bancorp
5.33%, 12/21/07(d)	4,075,885	4,075,885
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07(d)	1,324,663	1,324,564
General Electric Capital Corp.
5.31% - 5.48%, 07/09/07 - 01/24/08(d)	2,139,839	2,140,145
Granite Master Issuer PLC
5.32%, 08/20/07(d)	7,132,798	7,132,798
Harrier Finance Funding LLC
5.32% - 5.37%, 07/25/07 - 08/15/07(d)	2,649,325	2,649,352
Hartford Life Global Funding Trust
5.37% - 5.41%, 07/13/07 - 01/15/08	3,056,913	3,057,202
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	2,037,942	2,037,942
Holmes Financing PLC
5.32%, 07/16/07(d)	3,566,399	3,566,399
JPMorgan Chase & Co.
5.32% - 5.45%, 07/27/07 - 08/02/07(g)	5,604,341	5,604,342
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	1,528,457	1,528,417
Kestrel Funding LLC
5.33%, 07/11/07(d)	815,177	815,132
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	1,222,765	1,222,765
Leafs LLC
5.35%, 01/22/07 - 02/20/07(d)	2,122,779	2,122,778
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07(d)	2,241,737	2,241,655
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	807,034	807,034
Marshall & Ilsley Bank
5.35%, 01/15/08	1,120,868	1,120,868
Master Funding LLC
5.38%, 04/25/07 - 05/25/07(d)	3,688,125	3,688,125
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	2,241,737	2,241,737
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	3,056,913	3,056,913
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	203,794	203,794
Mound Financing PLC
5.32%, 05/08/07(d)	1,915,666	1,915,666
Natexis Banques Populaires
5.35% - 5.37%, 02/05/07 - 01/15/08(d)	7,336,592	7,336,536
National City Bank of Indiana
5.35%, 05/21/07	1,018,971	1,019,004
Nationwide Building Society
5.38% - 5.49%, 02/08/07 - 10/26/07(d)	6,725,210	6,726,220
Newcastle Ltd.
5.37%, 04/24/07(d)	718,375	718,309
Northern Rock PLC
5.39%, 08/03/07(d)	2,445,531	2,445,568
Northlake CDO I
5.42%, 09/06/07(d)	611,383	611,383
Pricoa Global Funding I
5.34%, 11/27/07	2,751,222	2,751,222
Principal Life Global Funding I
5.80%, 02/08/07	917,074	917,507
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07(d)	2,955,016	2,954,980
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	2,037,942	2,037,942
Strips III LLC
5.40%, 07/24/07(d)	441,139	441,139
SunTrust Bank
5.32%, 05/01/07	2,037,942	2,037,982
Tango Finance Corp.
5.30% - 5.35%, 04/25/07 - 07/16/07(d)	4,972,579	4,972,325
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07(d)	3,362,605	3,362,605
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	2,490,077	2,490,077
Wachovia Bank N.A.
5.36%, 05/22/07	4,075,885	4,075,885
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,528,457	1,529,007
Wells Fargo & Co.
5.36%, 11/15/07(d)	1,018,971	1,019,021
WhistleJacket Capital Ltd.
5.31% - 5.35%, 04/18/07 - 06/13/07(d)	1,528,457	1,528,459
White Pine Finance LLC
5.31% - 5.32%, 05/22/07 - 08/20/07(d)	6,113,827	6,113,053
Wind Master Trust
5.34%, 07/25/07(d)	815,177	815,177

		148,458,389

36

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $305,729,192)	$305,729,926

TOTAL INVESTMENTS IN SECURITIES – 109.91% (Cost: $2,581,327,431)	2,997,873,390

Other Assets, Less Liabilities – (9.91)%	(270,424,060)

NET ASSETS – 100.00%	$2,727,449,330

NVS Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 4.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	Affiliated issuer. See Note 2.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(h)	The rate quoted is the yield to maturity.

(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of December 31, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (03/16/07)	484	$34,567,280	$(37,778)

			$(37,778)

The accompanying notes are an integral part of these financial statements.

37

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2006

Bond Index Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$40,508,585	39.07%
U.S. Government and Agency	35,539,884	34.27
Financial	8,780,968	8.47
Communications	3,421,395	3.30
Consumer Non-Cyclical	2,005,564	1.93
Utilities	1,921,699	1.85
Energy	1,619,078	1.56
Industrial	1,373,118	1.33
Foreign Government	1,328,999	1.28
Basic Materials	1,276,226	1.23
Asset-Backed Securities	1,031,122	1.00
Other	1,983,927	1.91
Short-Term and Other Net Assets	2,905,124	2.80

TOTAL	$103,695,689	100.00%

S&P 500 Index Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Financial	$597,280,232	21.90%
Consumer Non-Cyclical	543,143,627	19.92
Communications	312,039,565	11.44
Industrial	298,291,196	10.94
Technology	285,610,981	10.47
Energy	266,085,286	9.75
Consumer Cyclical	222,771,224	8.16
Utilities	93,790,969	3.44
Basic Materials	73,130,384	2.68
Futures Contracts	(37,778)	(0.00)
Short-Term and Other Net Assets	35,343,644	1.30

TOTAL	$2,727,449,330	100.00%

These tables are not part of the financial statements.

38

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2006

	Bond Index Master Portfolio	S&P 500 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$121,699,107	$2,551,643,735

Affiliated issuers (Note 2)	$2,620,780	$29,683,696

Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$121,104,642	$2,968,189,694
Affiliated issuers (Note 2)	2,620,780	29,683,696
Receivables:
Investment securities sold	305,493	412,304
Dividends and interest	1,118,228	3,900,392

Total Assets	125,149,143	3,002,186,086

LIABILITIES
Payables:
Investment securities purchased	1,106,825	—
Due to broker – variation margin	—	134,208
Collateral for securities on loan (Note 4)	20,314,077	274,463,114
Investment advisory fees (Note 2)	2,962	108,068
Accrued expenses (Note 2):
Professional fees	29,552	31,298
Independent trustees’ fees	38	68

Total Liabilities	21,453,454	274,736,756

NET ASSETS	$103,695,689	$2,727,449,330

(a)	Securities on loan with market values of $19,565,075 and $266,630,828, respectively. See Note 4.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2006

	Bond Index Master Portfolio	S&P 500 Index Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$—	$47,597,830
Interest from unaffiliated issuers	8,901,455	103,843
Interest from affiliated issuers (Note 2)	108,218	1,396,726
Securities lending income	42,756	282,685

Total investment income	9,052,429	49,381,084

EXPENSES (Note 2)
Investment advisory fees	143,464	1,247,308
Professional fees	30,042	37,568
Independent trustees’ fees	888	10,506

Total expenses	174,394	1,295,382
Less expense reductions (Note 2)	(30,930)	(48,074)

Net expenses	143,464	1,247,308

Net investment income	8,908,965	48,133,776

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers(a)	(905,036)	(48,740,145)
Net realized gain on futures contracts	—	2,584,556
Net change in unrealized appreciation (depreciation) of investments	(365,963)	364,364,199
Net change in unrealized appreciation (depreciation) of futures contracts	—	339,499

Net realized and unrealized gain (loss)	(1,270,999)	318,548,109

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,637,966	$366,681,885

(a)	Includes a net realized gain of $570,172 and $89,939, respectively, resulting from a partial litigation settlement relating to WorldCom Inc.

The accompanying notes are an integral part of these financial statements.

39

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Master Portfolio		S&P 500 Index Master Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,908,965	$9,555,414	$48,133,776	$43,812,074
Net realized gain (loss)	(905,036)	(299,993)	(46,155,589)	7,404,269
Net change in unrealized appreciation (depreciation)	(365,963)	(4,384,176)	364,703,698	61,163,102

Net increase in net assets resulting from operations	7,637,966	4,871,245	366,681,885	112,379,445

Interestholder transactions:
Contributions	27,189,870	46,465,907	725,880,991	749,027,738
Withdrawals	(134,776,793)	(64,378,783)	(773,639,196)	(859,684,082)

Net decrease in net assets resulting from interestholder transactions	(107,586,923)	(17,912,876)	(47,758,205)	(110,656,344)

Increase (decrease) in net assets	(99,948,957)	(13,041,631)	318,923,680	1,723,101

NET ASSETS:
Beginning of year	203,644,646	216,686,277	2,408,525,650	2,406,802,549

End of year	$103,695,689	$203,644,646	$2,727,449,330	$2,408,525,650

The accompanying notes are an integral part of these financial statements.

40

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Bond Index and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Master Portfolios are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the S&P 500 Index Master Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing

41

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2006, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Index	$125,034,416	$1,482,420	$(2,791,414)	$(1,308,994)
S&P 500 Index	2,634,140,669	642,092,425	(278,359,704)	363,732,721

FUTURES CONTRACTS

The Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of December 31, 2006, the S&P 500 Index Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $1,600,000 for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

Repurchase Agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILITATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.08% and 0.05% of the average daily

42

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

net assets of the Bond Index and S&P 500 Index Master Portfolios, respectively, as compensation for investment advisory services. From time to time, BGFA may waive a portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has voluntarily agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGFA credited investment advisory fees for the Bond Index and S&P 500 Index Master Portfolios in the amounts of $30,930 and $48,074, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended December 31, 2006, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
Bond Index	$42,756
S&P 500 Index	282,685

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Cross trades for the year ended December 31, 2006, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

43

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

The following table provides information about the direct investment by each Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate for the year ended December 31, 2006.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Bond Index IMMF	1,875	550,793	550,047	2,621	$2,620,780	$108,218
S&P 500 Index IMMF	19,125	7,100,132	7,089,573	29,684	29,683,696	1,396,726

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the year ended December 31, 2006 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Bond Index	$88,528,886	$158,535,509	$11,868,436	$39,582,628
S&P 500 Index	—	—	343,775,190	354,079,273

4.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of December 31, 2006, the Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of December 31, 2006 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object

44

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. MIP is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolios’ financial statement disclosures.

6.	FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Bond Index
Ratio of expenses to average net assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of expenses to average net assets prior to expense reductions	0.10%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	4.97%	4.56%	4.17%	4.24%	5.27%
Portfolio turnover rate(a)	57%	76%	148%	67%	118%
Total return	4.91%	2.27%	4.20%	4.07%	10.05%
S&P 500 Index
Ratio of expenses to average net assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.05%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.93%	1.84%	1.91%	1.74%	1.57%
Portfolio turnover rate(a)	14%	10%	14%	8%	12%
Total return	15.75%	4.87%	10.82%	28.52%	(22.05)%

(a)	Portfolio turnover rates include in-kind transactions, if any.

45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Bond Index Master Portfolio and S&P 500 Index Master Portfolio, each a portfolio of Master Investment Portfolio (collectively, the “Master Portfolios”), at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

46

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

47

Notes:

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-CM1206

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2006 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2006

LIFEPATH® PORTFOLIOS

LIFEPATH® RETIREMENT

LIFEPATH 2010®

LIFEPATH 2020®

LIFEPATH 2030®

LIFEPATH 2040®

BARCLAYS GLOBAL INVESTORS *funds*

Management’s Discussion of Fund Performance

LifePath® Portfolios

Performance as of December 31, 2006

Average Annual Total Returns

	One-Year	Five-Year	Ten-Year
Class I Shares
LifePath Retirement Portfolio	8.80%	5.63%	6.23%
LifePath 2010 Portfolio	10.15%	5.72%	6.93%
LifePath 2020 Portfolio	13.01%	6.76%	7.56%
LifePath 2030 Portfolio	15.12%	7.46%	8.07%
LifePath 2040 Portfolio	16.97%	7.91%	8.26%

	One-Year	Since Inception(1)
Class R Shares
LifePath Retirement Portfolio	8.52%	9.42%
LifePath 2010 Portfolio	9.89%	5.40%
LifePath 2020 Portfolio	12.77%	6.45%
LifePath 2030 Portfolio	14.83%	15.05%
LifePath 2040 Portfolio	16.64%	16.82%

(1)

Total returns are calculated from an inception date of April 11, 2003 for the LifePath Retirement Portfolio, an inception date of March 7, 2002 for the LifePath 2010 and LifePath 2020 Portfolios, and an inception date of April 8, 2003 for the LifePath 2030 and LifePath 2040 Portfolios. These inception dates represent the date investors began investing in the Class R shares of the respective LifePath Portfolios. To establish the new share class, the LifePath Portfolios’ distributor privately seeded each Portfolio’s Class R on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Class R inception date for the relevant LifePath Portfolio. Since inception returns calculated from April 30, 2001 for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios were 5.07%, 4.54%, 4.71%, 4.93% and 5.14%, respectively.

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

(1)

The LifePath custom benchmarks are hypothetical representations of the performance of the respective LifePath Portfolios’ asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Portfolios’ custom benchmarks are adjusted quarterly to reflect the funds’ changing asset allocations over time. The following indexes are used to calculate the LifePath Portfolios’ custom benchmarks: S&P 500 Index, S&P 400 Index, S&P 600 Index, MSCI EAFE Index, Lehman Brothers U.S. Aggregate Bond Index, and the Citigroup 3-Month Treasury Bill Index. The Lehman Brothers U.S. Treasury TIPS Index and the Cohen & Steers Realty Majors Index were added to the LifePath Portfolios’ custom benchmarks on January 1, 2006. On March 15, 2004, the LifePath Portfolios were restructured to be funds-of-funds. Prior to that date, the LifePath Portfolios held portfolio securities directly. In addition, as of December 31, 2003, the investment adviser made certain changes to its asset allocation strategy for the LifePath Portfolios, including a change to the frequency with which the LifePath Portfolios’ holdings are rebalanced among the asset classes, from monthly to quarterly.

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

Average annual total returns represent each LifePath Portfolio’s average annual increase or decrease in value during the time periods noted above.

Performance figures for each class of each LifePath Portfolio assume that dividends and capital gain distributions have been reinvested in the applicable class of the applicable LifePath Portfolio at net asset value. The “net asset value” of a class of a LifePath Portfolio is the value of one share of that class. The performance shown in the table and charts above do not reflect the deduction of taxes that a shareholder would pay on LifePath Portfolio distributions or the redemption of LifePath Portfolio shares. The investment return and principal value of shares of each LifePath Portfolio will vary with changes in market conditions. Shares of each LifePath Portfolio may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the LifePath Portfolios, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the LifePath Portfolios. These expenses negatively impact the performance of the LifePath Portfolios. Each LifePath Portfolio’s past performance is no guarantee of future results.

The broad domestic equity market, as represented by the S&P 1500 Index, posted gains for the twelve-month period ended December 31, 2006 (the “reporting period”), returning 15.34%. International equities, as represented by the MSCI EAFE Index, gained 26.34% for the reporting period, and bond prices, as represented by the Lehman Brothers U.S. Aggregate Bond Index, rose 4.33% for the reporting period. Cash, as represented by the Citigroup 3-Month Treasury Bill Index, returned 4.76% for the reporting period.

Domestic equity markets, as represented by the S&P 500 Index, delivered solid gains for the reporting period against a backdrop of stabilizing interest rates and oil prices, and healthy corporate profit growth. The Federal Reserve Board left rates unchanged during the second half of 2006, after raising federal funds rates 17 times from 1.0% to 5.25% over a two-year period. Although oil prices continued to escalate for the first six months of the year, they sank sharply in the final six months to finish the reporting period about where they had begun. Corporate earnings continued to be strong, with average earnings of the companies that comprise the S&P 500 Index roughly 70% higher for 2006 than their 2000 level.

The interest rate increases in the first half of the reporting period pushed up bond yields, particularly yields of short-term issues. Yields of the 10-year and 30-year Treasury bonds only moved up slightly, leading to a flat or slightly inverse yield curve. Falling energy prices and the softening real estate market helped to somewhat alleviate investors’ fears of inflationary pressures, which hurt the performance of Treasury inflation-protected securities (“TIPS”). In fact, TIPS ended 2006 up only 0.41% as represented by the Lehman Brothers U.S. Treasury TIPS Index.

Even though the U.S. real estate market saw a marked slowdown, particularly in the second half of the reporting period, real estate investment trusts (“REITs”), as represented by the Cohen & Steers Realty Majors Index, closed the year 39.86% higher. The Cohen & Steers Realty Majors Index provides exposure to the large and liquid spectrum of U.S. REITs. The REIT market performance was supported by strong merger and acquisition activity throughout the year.

International markets, as measured by the MSCI EAFE Index, were well ahead of the domestic equity markets during the reporting period. Stronger economic growth abroad, coupled with favorable interest rates and a depreciating U.S. dollar, helped to push the overseas markets ahead of the U.S. markets.

The LifePath Portfolios are invested in a combination of stock, bond and money market funds for which Barclays Global Fund Advisors is the investment adviser. Each LifePath Portfolio invested in the same underlying funds but in differing proportions, depending upon the acceptable risk level of the LifePath Portfolio.

During 2006, each LifePath Portfolio invested a portion of its assets in various iShares Funds, including the iShares MSCI EAFE Index Fund, iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares Lehman Aggregate Bond Fund and iShares Lehman TIPS Bond Fund. The iShares Funds performed broadly in line with their respective benchmark indices.

In January 2006, the LifePath Portfolios started investing in two new asset classes: real estate and inflation-protected bonds. Both of these asset classes have distinct risk and return characteristics and have become recognized and established in the eyes of investors. The addition of these two new asset classes has increased portfolio diversification and may improve the risk and return profile of the LifePath Portfolios.

The LifePath Portfolios invest a significant amount of their assets in the Active Stock and CoreAlpha Bond Master Portfolios. Both of these Master Portfolios seek to outperform their respective indices by employing sophisticated quantitative models that help to identify attractive securities. The Active Stock Master Portfolio ended the year modestly down against the S&P 500 Index, which had a return of 15.79% for the reporting period. The CoreAlpha Bond Master Portfolio ended the year relatively flat compared to its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which posted a positive performance of 4.33% for the reporting period.

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

Each LifePath Portfolio seeks to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investors plan to start making net withdrawals. Each LifePath Portfolio has its own time horizon, which affects the acceptable risk level of the LifePath Portfolio and, in turn, its asset allocation.

The LifePath Portfolios with longer time horizons, such as the LifePath 2040 Portfolio, invested a greater share of their assets in equity funds, such as the iShares MSCI EAFE Index Fund and the Active Stock Master Portfolio. The more conservative LifePath Portfolios, such as the LifePath Retirement Portfolio, allocated more of their assets to more income-producing investments, such as the CoreAlpha Bond Master Portfolio. As a result, the LifePath 2040 Portfolio posted a higher return than the more conservative LifePath Portfolios, because equities, particularly international equities, outperformed bonds for the reporting period.

The LifePath Portfolios are organized as “feeder” funds in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the LifePath Portfolios” are to the feeder funds or the Master Portfolios, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a LifePath Portfolio, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a LifePath Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The first line under each share class of each LifePath Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your share class of your LifePath Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each share class of each LifePath Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the LifePath Portfolio’s actual expense ratio of each share class and an assumed rate of return of 5% per year before expenses, which is not the LifePath Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your share class of your LifePath Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each share class of each LifePath Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Portfolio	Beginning Account Value (7/1/06)	Ending Account Value (12/31/06)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/06 to 12/31/06)
LifePath Retirement
Class I Shares
Actual	$1,000.00	$1,071.60	0.77%	$4.02
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.77	3.92
Class R Shares
Actual	1,000.00	1,070.10	1.03	5.37
Hypothetical (5% return before expenses)	1,000.00	1,020.01	1.03	5.24
LifePath 2010
Class I Shares
Actual	1,000.00	1,078.30	0.76	3.98
Hypothetical (5% return before expenses)	1,000.00	1,021.35	0.76	3.87
Class R Shares
Actual	1,000.00	1,077.40	1.02	5.34
Hypothetical (5% return before expenses)	1,000.00	1,020.07	1.02	5.19
LifePath 2020
Class I Shares
Actual	1,000.00	1,093.80	0.75	3.96
Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.75	3.82
Class R Shares
Actual	1,000.00	1,092.60	1.00	5.27
Hypothetical (5% return before expenses)	1,000.00	1,020.16	1.00	5.09

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited) (Continued)

Portfolio	Beginning Account Value (7/1/06)	Ending Account Value (12/31/06)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/06 to 12/31/06)
LifePath 2030
Class I Shares
Actual	$1,000.00	$1,105.70	0.73%	$3.87
Hypothetical (5% return before expenses)	1,000.00	1,021.53	0.73	3.72
Class R Shares
Actual	1,000.00	1,104.10	0.99	5.25
Hypothetical (5% return before expenses)	1,000.00	1,020.21	0.99	5.04
LifePath 2040
Class I Shares
Actual	1,000.00	1,115.80	0.72	3.84
Hypothetical (5% return before expenses)	1,000.00	1,021.58	0.72	3.67
Class R Shares
Actual	1,000.00	1,114.30	0.97	5.17
Hypothetical (5% return before expenses)	1,000.00	1,020.32	0.97	4.94

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes expense reductions during the period.

(b)

Expenses are calculated using each LifePath Portfolio’s annualized expense ratio for each share class (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2006

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$107,385,570	$391,168,671	$724,183,247	$491,406,006	$347,855,687
Receivables:
Capital shares sold	562,381	996,501	1,797,255	1,504,789	1,715,357

Total Assets	107,947,951	392,165,172	725,980,502	492,910,795	349,571,044

LIABILITIES
Payables:
Capital shares redeemed	2,680,366	5,589,516	8,393,274	5,676,444	5,356,444
Distribution to shareholders	219,102	505,807	180,384	505,235	92,038
Administration fees (Note 2)	46,649	176,252	324,720	215,124	149,041
Distribution fees – Class R (Note 2)	7,892	30,904	68,675	44,669	37,847
Accrued expenses (Note 2):
Professional fees	16,067	16,183	16,230	16,153	16,093
Independent trustees’ fees	19	34	78	49	47

Total Liabilities	2,970,095	6,318,696	8,983,361	6,457,674	5,651,510

NET ASSETS	$104,977,856	$385,846,476	$716,997,141	$486,453,121	$343,919,534

Net assets consist of:
Paid-in capital	$95,673,128	$340,014,540	$579,882,739	$407,208,785	$267,520,135
Distributions in excess of net investment income	(648,526)	(1,565,284)	(1,780,229)	(575,864)	(144,848)
Undistributed net realized gain	2,810,160	10,110,360	19,544,894	13,361,188	807,629
Net unrealized appreciation	7,143,094	37,286,860	119,349,737	66,459,012	75,736,618

NET ASSETS	$104,977,856	$385,846,476	$716,997,141	$486,453,121	$343,919,534

Class I Shares
Net Assets	$91,517,863	$333,298,338	$598,633,448	$408,563,544	$278,716,371

Shares outstanding	7,894,713	24,646,347	34,239,575	24,171,016	13,335,620

Net asset value and offering price per share	$11.59	$13.52	$17.48	$16.90	$20.90

Class R Shares
Net Assets	$13,459,993	$52,548,138	$118,363,693	$77,889,577	$65,203,163

Shares outstanding	1,238,094	3,947,128	7,057,292	4,685,661	3,250,104

Net asset value and offering price per share	$10.87	$13.31	$16.77	$16.62	$20.06

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2006

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$1,331,987	$5,223,920	$10,996,352	$7,951,210	$5,719,911
Interest	3,287,714	10,025,343	11,626,419	4,486,203	1,439,270
Expenses(a)	(314,735)	(1,091,269)	(1,801,832)	(1,091,708)	(688,320)

Net investment income allocated from corresponding Master Portfolio	4,304,966	14,157,994	20,820,939	11,345,705	6,470,861

FUND EXPENSES (Note 2)
Administration fees	568,012	2,036,106	3,599,280	2,304,093	1,515,718
Distribution fees – Class R	26,170	100,497	206,077	136,931	119,586
Professional fees	16,354	17,210	18,036	17,302	16,843
Independent trustees’ fees	490	1,703	2,995	1,887	1,238

Total fund expenses	611,026	2,155,516	3,826,388	2,460,213	1,653,385
Less expense reductions (Note 2)	(16,844)	(18,913)	(21,031)	(19,189)	(18,081)

Net fund expenses	594,182	2,136,603	3,805,357	2,441,024	1,635,304

Net investment income	3,710,784	12,021,391	17,015,582	8,904,681	4,835,557

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	2,975,214	12,344,309	26,652,459	19,068,169	13,500,393
Net change in unrealized appreciation (depreciation)	3,132,746	16,543,641	47,073,820	39,225,770	30,955,563

Net realized and unrealized gain	6,107,960	28,887,950	73,726,279	58,293,939	44,455,956

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,818,744	$40,909,341	$90,741,861	$67,198,620	$49,291,513

(a)	Net of investment advisory fee reductions in the amounts of $382,873, $1,350,471, $2,389,943, $1,537,448 and $1,019,875, respectively.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Portfolio		LifePath 2010 Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,710,784	$2,829,792	$12,021,391	$8,426,608
Net realized gain	2,975,214	1,141,033	12,344,309	4,565,717
Net change in unrealized appreciation (depreciation)	3,132,746	586,644	16,543,641	5,314,719

Net increase in net assets resulting from operations	9,818,744	4,557,469	40,909,341	18,307,044

Distributions to shareholders:
From net investment income:
Class I Shares	(3,439,671)	(2,902,716)	(11,091,041)	(8,631,475)
Class R Shares	(372,312)	(232,284)	(1,262,642)	(628,574)

	(3,811,983)	(3,135,000)	(12,353,683)	(9,260,049)

From net realized gain:
Class I Shares	(1,737,659)	(886,064)	(7,300,723)	(3,618,530)
Class R Shares	(241,173)	(90,415)	(1,067,349)	(326,995)

	(1,978,832)	(976,479)	(8,368,072)	(3,945,525)

Total distributions to shareholders	(5,790,815)	(4,111,479)	(20,721,755)	(13,205,574)

Capital share transactions (Note 3):
Class I Shares	(11,573,479)	8,040,098	(35,440,542)	49,080,565
Class R Shares	3,607,466	3,494,551	19,568,034	13,953,296

Net increase (decrease) in net assets resulting from capital share transactions	(7,966,013)	11,534,649	(15,872,508)	63,033,861

Increase (decrease) in net assets	(3,938,084)	11,980,639	4,315,078	68,135,331
NET ASSETS:
Beginning of year	108,915,940	96,935,301	381,531,398	313,396,067

End of year	$104,977,856	$108,915,940	$385,846,476	$381,531,398

Distributions in excess of net investment income included in net assets at end of year	$(648,526)	$(649,909)	$(1,565,284)	$(1,589,548)

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2020 Portfolio		LifePath 2030 Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$17,015,582	$11,295,868	$8,904,681	$5,607,046
Net realized gain	26,652,459	11,190,255	19,068,169	7,999,028
Net change in unrealized appreciation (depreciation)	47,073,820	16,086,965	39,225,770	13,056,181

Net increase in net assets resulting from operations	90,741,861	38,573,088	67,198,620	26,662,255

Distributions to shareholders:
From net investment income:
Class I Shares	(15,376,250)	(11,337,684)	(8,855,429)	(5,424,198)
Class R Shares	(2,213,881)	(908,242)	(1,249,596)	(447,102)

	(17,590,131)	(12,245,926)	(10,105,025)	(5,871,300)

From net realized gain:
Class I Shares	—	—	(10,552,671)	(7,647,361)
Class R Shares	—	—	(1,927,068)	(859,784)

	—	—	(12,479,739)	(8,507,145)

Total distributions to shareholders	(17,590,131)	(12,245,926)	(22,584,764)	(14,378,445)

Capital share transactions (Note 3):
Class I Shares	(44,684,452)	107,734,952	15,974,439	76,354,552
Class R Shares	52,507,854	26,782,362	33,930,857	18,966,314

Net increase in net assets resulting from capital share transactions	7,823,402	134,517,314	49,905,296	95,320,866

Increase in net assets	80,975,132	160,844,476	94,519,152	107,604,676
NET ASSETS:
Beginning of year	636,022,009	475,177,533	391,933,969	284,329,293

End of year	$716,997,141	$636,022,009	$486,453,121	$391,933,969

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(1,780,229)	$(1,800,336)	$(575,864)	$271,134

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,835,557	$2,825,237
Net realized gain	13,500,393	5,677,336
Net change in unrealized appreciation (depreciation)	30,955,563	9,921,759

Net increase in net assets resulting from operations	49,291,513	18,424,332

Distributions to shareholders:
From net investment income:
Class I Shares	(4,629,940)	(2,568,816)
Class R Shares	(877,216)	(352,909)

Total distributions to shareholders	(5,507,156)	(2,921,725)

Capital share transactions (Note 3):
Class I Shares	20,394,746	82,738,786
Class R Shares	23,671,011	9,638,347

Net increase in net assets resulting from capital share transactions	44,065,757	92,377,133

Increase in net assets	87,850,114	107,879,740
NET ASSETS:
Beginning of year	256,069,420	148,189,680

End of year	$343,919,534	$256,069,420

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(144,848)	$306,475

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	LifePath Retirement Portfolio – Class I Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002
Net asset value, beginning of period	$11.22	$11.18	$11.03	$10.03		$10.59		$10.77

Income from investment operations:
Net investment income	0.39	0.30	0.20	0.19		0.21		0.34
Net realized and unrealized gain (loss)	0.58	0.17	0.49	1.00		(0.40)		(0.10)

Total from investment operations	0.97	0.47	0.69	1.19		(0.19)		0.24

Less distributions from:
Net investment income	(0.39)	(0.33)	(0.24)	(0.19)		(0.28)		(0.35)
Net realized gain	(0.21)	(0.10)	(0.30)	(0.00	)(b)	(0.09)		(0.07)

Total distributions	(0.60)	(0.43)	(0.54)	(0.19)		(0.37)		(0.42)

Net asset value, end of period	$11.59	$11.22	$11.18	$11.03		$10.03		$10.59

Total return	8.80%	4.32%	6.35%	11.95%		(1.78	)%(c)	2.25%

Ratios/Supplemental data:
Net assets, end of period (000s)	$91,518	$99,349	$90,871	$60,944		$40,509		$36,936
Ratio of expenses to average net assets(d)	0.78%	0.81%	0.82%	0.85%		0.85%		0.89%
Ratio of expenses to average net assets prior to expense reductions(d)	1.13%	1.15%	1.10%	n/a		n/a		n/a
Ratio of net investment income to average net assets(d)	3.28%	2.72%	1.92%	1.81%		2.47%		3.19%
Portfolio turnover rate(e)	10%	11%	138%	29%		56%		116%

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.

(b)	Rounds to less than $0.01.

(c)	Not annualized.

(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath Retirement Portfolio – Class R Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Period from Apr. 11, 2003(a) to Dec. 31, 2003
Net asset value, beginning of period	$10.56	$10.55	$10.44	$9.05

Income from investment operations:
Net investment income	0.35	0.28	0.18	0.17
Net realized and unrealized gain	0.53	0.14	0.45	1.39

Total from investment operations	0.88	0.42	0.63	1.56

Less distributions from:
Net investment income	(0.36)	(0.31)	(0.22)	(0.17)
Net realized gain	(0.21)	(0.10)	(0.30)	(0.00	)(b)

Total distributions	(0.57)	(0.41)	(0.52)	(0.17)

Net asset value, end of period	$10.87	$10.56	$10.55	$10.44

Total return	8.52%	4.05%	6.07%	16.75	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,460	$9,567	$6,064	$2,807
Ratio of expenses to average net assets(d)	1.03%	1.06%	1.07%	1.10%
Ratio of expenses to average net assets prior to expense reductions(d)	1.38%	1.40%	1.35%	n/a
Ratio of net investment income to average net assets(d)	3.18%	2.51%	1.69%	1.52%
Portfolio turnover rate(e)	10%	11%	138%	29	%(f)

(a)

Commencement of operations. April 11, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 11, 2003.

(b)	Rounds to less than $0.01.

(c)	Not annualized.

(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

(f)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2010 Portfolio – Class I Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002
Net asset value, beginning of period	$12.92	$12.74	$12.30	$10.82	$11.85		$12.46

Income from investment operations:
Net investment income	0.41	0.31	0.20	0.18	0.19		0.31
Net realized and unrealized gain (loss)	0.90	0.34	0.69	1.49	(1.00)		(0.46)

Total from investment operations	1.31	0.65	0.89	1.67	(0.81)		(0.15)

Less distributions from:
Net investment income	(0.42)	(0.34)	(0.24)	(0.19)	(0.20)		(0.33)
Net realized gain	(0.29)	(0.13)	(0.21)	—	(0.02)		(0.13)

Total distributions	(0.71)	(0.47)	(0.45)	(0.19)	(0.22)		(0.46)

Net asset value, end of period	$13.52	$12.92	$12.74	$12.30	$10.82		$11.85

Total return	10.15%	5.20%	7.38%	15.66%	(6.85	)%(b)	(1.13)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$333,298	$350,226	$296,439	$172,075	$121,627		$108,601
Ratio of expenses to average net assets(c)	0.77%	0.80%	0.81%	0.85%	0.86%		0.89%
Ratio of expenses to average net assets prior to expense reductions(c)	1.11%	1.14%	1.09%	n/a	n/a		n/a
Ratio of net investment income to average net assets(c)	2.96%	2.45%	1.78%	1.64%	1.98%		2.59%
Portfolio turnover rate(d)	12%	12%	130%	23%	72%		86%

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2010 Portfolio – Class R Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period from Mar. 7, 2002(a) to Dec. 31, 2002
Net asset value, beginning of period	$12.74	$12.57	$12.13	$10.67	$11.98

Income from investment operations:
Net investment income	0.38	0.29	0.18	0.16	0.13
Net realized and unrealized gain (loss)	0.86	0.32	0.68	1.47	(1.30)

Total from investment operations	1.24	0.61	0.86	1.63	(1.17)

Less distributions from:
Net investment income	(0.38)	(0.31)	(0.21)	(0.17)	(0.12)
Net realized gain	(0.29)	(0.13)	(0.21)	—	(0.02)

Total distributions	(0.67)	(0.44)	(0.42)	(0.17)	(0.14)

Net asset value, end of period	$13.31	$12.74	$12.57	$12.13	$10.67

Total return	9.89%	4.94%	7.23%	15.45%	(9.72	)%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$52,548	$31,306	$16,957	$10,258	$28
Ratio of expenses to average net assets(c)	1.02%	1.05%	1.06%	1.10%	1.58%
Ratio of expenses to average net assets prior to expense reductions(c)	1.36%	1.39%	1.34%	n/a	n/a
Ratio of net investment income to average net assets(c)	2.87%	2.23%	1.56%	1.21%	1.84%
Portfolio turnover rate(d)	12%	12%	130%	23%	72	%(e)

(a)

Commencement of operations. March 7, 2002 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the ten months ended December 31, 2002.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2020 Portfolio – Class I Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002
Net asset value, beginning of period	$15.85	$15.19	$14.13	$11.89	$13.52		$14.55

Income from investment operations:
Net investment income	0.40	0.30	0.21	0.19	0.17		0.23
Net realized and unrealized gain (loss)	1.64	0.68	1.09	2.24	(1.59)		(1.02)

Total from investment operations	2.04	0.98	1.30	2.43	(1.42)		(0.79)

Less distributions from:
Net investment income	(0.41)	(0.32)	(0.24)	(0.19)	(0.21)		(0.24)
Net realized gain	—	—	—	—	—		(0.00	)(b)

Total distributions	(0.41)	(0.32)	(0.24)	(0.19)	(0.21)		(0.24)

Net asset value, end of period	$17.48	$15.85	$15.19	$14.13	$11.89		$13.52

Total return	13.01%	6.54%	9.27%	20.61%	(10.58	)%(c)	(5.44)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$598,633	$578,497	$446,486	$386,387	$270,696		$319,935
Ratio of expenses to average net assets(d)	0.75%	0.78%	0.79%	0.85%	0.83%		0.89%
Ratio of expenses to average net assets prior to expense reductions(d)	1.08%	1.12%	1.07%	n/a	n/a		n/a
Ratio of net investment income to average net assets(d)	2.37%	2.01%	1.49%	1.54%	1.59%		1.74%
Portfolio turnover rate(e)	16%	17%	140%	23%	67%		86%

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.

(b)	Rounds to less than $0.01.

(c)	Not annualized.

(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2020 Portfolio – Class R Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period from Mar. 7, 2002(a) to Dec. 31, 2002
Net asset value, beginning of period	$15.22	$14.60	$13.59	$11.44	$13.45

Income from investment operations:
Net investment income	0.37	0.27	0.19	0.17	0.11
Net realized and unrealized gain (loss)	1.56	0.64	1.03	2.14	(1.99)

Total from investment operations	1.93	0.91	1.22	2.31	(1.88)

Less distributions from:
Net investment income	(0.38)	(0.29)	(0.21)	(0.16)	(0.13)

Total distributions	(0.38)	(0.29)	(0.21)	(0.16)	(0.13)

Net asset value, end of period	$16.77	$15.22	$14.60	$13.59	$11.44

Total return	12.77%	6.28%	9.01%	20.37%	(14.05	)%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$118,364	$57,525	$28,692	$17,299	$202
Ratio of expenses to average net assets(c)	1.00%	1.03%	1.04%	1.10%	1.59%
Ratio of expenses to average net assets prior to expense reductions(c)	1.33%	1.37%	1.32%	n/a	n/a
Ratio of net investment income to average net assets(c)	2.31%	1.82%	1.33%	1.26%	1.42%
Portfolio turnover rate(d)	16%	17%	140%	23%	67	%(e)

(a)

Commencement of operations. March 7, 2002 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the ten months ended December 31, 2002.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2030 Portfolio – Class I Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002
Net asset value, beginning of period	$15.39	$14.87	$14.13	$11.56	$13.69		$15.77

Income from investment operations:
Net investment income	0.32	0.24	0.19	0.18	0.13		0.18
Net realized and unrealized gain (loss)	1.99	0.88	1.32	2.55	(1.97)		(1.48)

Total from investment operations	2.31	1.12	1.51	2.73	(1.84)		(1.30)

Less distributions from:
Net investment income	(0.36)	(0.26)	(0.19)	(0.16)	(0.13)		(0.19)
Net realized gain	(0.44)	(0.34)	(0.58)	—	(0.16)		(0.59)

Total distributions	(0.80)	(0.60)	(0.77)	(0.16)	(0.29)		(0.78)

Net asset value, end of period	$16.90	$15.39	$14.87	$14.13	$11.56		$13.69

Total return	15.12%	7.63%	10.78%	23.86%	(13.46	)%(b)	(8.25)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$408,564	$352,800	$265,166	$176,647	$103,485		$108,538
Ratio of expenses to average net assets(c)	0.74%	0.76%	0.78%	0.85%	0.84%		0.89%
Ratio of expenses to average net assets prior to expense reductions(c)	1.08%	1.10%	1.06%	n/a	n/a		n/a
Ratio of net investment income to average net assets(c)	1.95%	1.69%	1.37%	1.48%	1.28%		1.25%
Portfolio turnover rate(d)	22%	24%	138%	32%	68%		53%

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2030 Portfolio – Class R Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Period from Apr. 8, 2003(a) to Dec. 31, 2003
Net asset value, beginning of period	$15.15	$14.65	$13.94	$11.33

Income from investment operations:
Net investment income	0.28	0.22	0.15	0.17
Net realized and unrealized gain	1.95	0.85	1.30	2.59

Total from investment operations	2.23	1.07	1.45	2.76

Less distributions from:
Net investment income	(0.32)	(0.23)	(0.16)	(0.15)
Net realized gain	(0.44)	(0.34)	(0.58)	—

Total distributions	(0.76)	(0.57)	(0.74)	(0.15)

Net asset value, end of period	$16.62	$15.15	$14.65	$13.94

Total return	14.83%	7.37%	10.51%	23.85	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$77,890	$39,134	$19,163	$6,776
Ratio of expenses to average net assets(c)	0.99%	1.01%	1.04%	1.10%
Ratio of expenses to average net assets prior to expense reductions(c)	1.33%	1.35%	1.32%	n/a
Ratio of net investment income to average net assets(c)	1.84%	1.52%	1.24%	1.27%
Portfolio turnover rate(d)	22%	24%	138%	32	%(e)

(a)

Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from the date until investment began on April 8, 2003.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2040 Portfolio – Class I Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002
Net asset value, beginning of period	$18.18	$17.03	$15.47	$12.27	$14.73		$16.74

Income from investment operations:
Net investment income	0.31	0.21	0.21	0.18	0.12		0.10
Net realized and unrealized gain (loss)	2.76	1.18	1.55	3.18	(2.48)		(1.93)

Total from investment operations	3.07	1.39	1.76	3.36	(2.36)		(1.83)

Less distributions from:
Net investment income	(0.35)	(0.24)	(0.20)	(0.16)	(0.10)		(0.10)
Net realized gain	—	—	—	—	—		(0.08)

Total distributions	(0.35)	(0.24)	(0.20)	(0.16)	(0.10)		(0.18)

Net asset value, end of period	$20.90	$18.18	$17.03	$15.47	$12.27		$14.73

Total return	16.97%	8.24%	11.43%	27.64%	(16.03	)%(b)	(10.89)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$278,716	$221,359	$125,063	$127,357	$74,352		$84,961
Ratio of expenses to average net assets(c)	0.73%	0.76%	0.78%	0.85%	0.83%		0.90%
Ratio of expenses to average net assets prior to expense reductions(c)	1.07%	1.09%	1.06%	n/a	n/a		n/a
Ratio of net investment income to average net assets(c)	1.62%	1.45%	1.15%	1.36%	1.05%		0.64%
Portfolio turnover rate(d)	29%	38%	147%	29%	62%		15%

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2040 Portfolio – Class R Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Period from Apr. 8, 2003(a) to Dec. 31, 2003
Net asset value, beginning of period	$17.47	$16.37	$14.89	$11.74

Income from investment operations:
Net investment income	0.25	0.19	0.16	0.17
Net realized and unrealized gain	2.64	1.11	1.48	3.13

Total from investment operations	2.89	1.30	1.64	3.30

Less distributions from:
Net investment income	(0.30)	(0.20)	(0.16)	(0.15)

Total distributions	(0.30)	(0.20)	(0.16)	(0.15)

Net asset value, end of period	$20.06	$17.47	$16.37	$14.89

Total return	16.64%	8.01%	11.08%	27.65	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$65,203	$34,710	$23,126	$14,860
Ratio of expenses to average net assets(c)	0.98%	1.01%	1.03%	1.10%
Ratio of expenses to average net assets prior to expense reductions(c)	1.32%	1.34%	1.31%	n/a
Ratio of net investment income to average net assets(c)	1.46%	1.20%	1.06%	1.07%
Portfolio turnover rate(d)	29%	38%	147%	29	%(e)

(a)

Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 8, 2003.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2006, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios (each, a “LifePath Portfolio,” collectively, the “LifePath Portfolios”).

The LifePath Portfolios offer two classes of shares: Class I and Class R. Both classes of shares have equal rights to assets and earnings, and differ principally in that the Class R shares bear distribution fees.

Under the Trust’s organizational documents, the LifePath Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the LifePath Portfolios. Additionally, in the normal course of business, the LifePath Portfolios enter into contracts with service providers that contain general indemnification clauses. The LifePath Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the LifePath Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each LifePath Portfolio invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Portfolio. The value of each LifePath Portfolio’s investment in its corresponding Master Portfolio reflects that LifePath Portfolio’s interest in the net assets of that Master Portfolio (41.26%, 49.70%, 52.06%, 49.71% and 49.11% for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios, respectively, as of December 31, 2006). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each LifePath Portfolio is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding LifePath Portfolio’s financial statements.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each LifePath Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each LifePath Portfolio accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each LifePath Portfolio based on relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the LifePath Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

As of December 31, 2006, the tax year-end of the LifePath Portfolios, the components of net distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Unrealized Appreciation	Capital Gains (Losses) and Other Losses	Net Distributable Earnings
LifePath Retirement	$73,231	$7,834,706	$1,396,791	$9,304,728
LifePath 2010	566,805	39,293,284	5,971,847	45,831,936
LifePath 2020	—	130,359,191	6,755,211	137,114,402
LifePath 2030	958,256	68,555,561	9,730,519	79,244,336
LifePath 2040	—	78,690,641	(2,291,242)	76,399,399

The tax character of distributions paid for the years ended December 31, 2006 and December 31, 2005, were as follows:

Portfolio	2006	2005
LifePath Retirement
Distributions paid from:
Ordinary income	$3,984,419	$3,135,000
Long-term capital gain	1,806,396	976,479

Total Distributions	$5,790,815	$4,111,479

LifePath 2010
Distributions paid from:
Ordinary income	$13,211,999	$9,913,696
Long-term capital gain	7,509,756	3,291,878

Total Distributions	$20,721,755	$13,205,574

LifePath 2020
Distributions paid from:
Ordinary income	$17,590,131	$12,245,926

Total Distributions	$17,590,131	$12,245,926

LifePath 2030
Distributions paid from:
Ordinary income	$10,936,998	$9,260,387
Long-term capital gain	11,647,766	5,118,058

Total Distributions	$22,584,764	$14,378,445

LifePath 2040
Distributions paid from:
Ordinary income	$5,507,156	$2,921,725

Total Distributions	$5,507,156	$2,921,725

FEDERAL INCOME TAXES

Each LifePath Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each LifePath Portfolio to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2006.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

The LifePath Portfolios had tax basis net capital loss carryforwards as of December 31, 2006, the tax year-end of the LifePath Portfolios, as follows:

Portfolio	Expiring 2012	Total
LifePath 2040	$2,339,387	$2,339,387

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the LifePath Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the LifePath Portfolios. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the LifePath Portfolios.

SEI Investments Distribution Company (“SEI”) is the LifePath Portfolios’ distributor. The LifePath Portfolios have adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which authorizes Class R of the LifePath Portfolios to pay expenses relating to the distribution of its shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.25% of the average daily net assets of each LifePath Portfolio’s Class R. Class I shareholders do not pay any fees for distribution services. Class R of each LifePath Portfolio paid distribution fees for the year ended December 31, 2006 as follows:

Portfolio	Distribution Fees
LifePath Retirement – Class R	$26,170
LifePath 2010 – Class R	100,497
LifePath 2020 – Class R	206,077
LifePath 2030 – Class R	136,931
LifePath 2040 – Class R	119,586

The Trust has entered into an administration services arrangement with BGI which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the LifePath Portfolios’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the LifePath Portfolios for which BGI receives a fee paid by each LifePath Portfolio. BGI, in consideration thereof, has agreed to bear all of the LifePath Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, brokerage and other expenses related to the executions of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the LifePath Portfolios. BGI is entitled to receive for these administration services an annual fee of 0.50% of the average daily net assets of each LifePath Portfolio.

The fees and expenses of the LifePath Portfolios’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the LifePath Portfolios. BGI has voluntarily agreed to provide an offsetting credit against the administration fees paid by the LifePath Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGI waived and/or credited administration fees as follows:

Portfolio	Administration Fees Waived/Credited
LifePath Retirement	$16,844
LifePath 2010	18,913
LifePath 2020	21,031
LifePath 2030	19,189
LifePath 2040	18,081

BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

3.	CAPITAL SHARE TRANSACTIONS

As of December 31, 2006, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the LifePath Portfolios were as follows:

	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
LifePath Retirement
Class I Shares:
Shares sold	4,652,739	$53,280,195	3,319,407	$37,110,296
Shares issued in reinvestment of dividends and distributions	412,612	4,733,179	302,634	3,389,301
Shares redeemed	(6,023,082)	(69,586,853)	(2,897,759)	(32,459,499)

Net increase (decrease)	(957,731)	$(11,573,479)	724,282	$8,040,098

Class R Shares:
Shares sold	764,884	$8,276,272	499,383	$5,269,507
Shares issued in reinvestment of dividends and distributions	55,222	595,939	30,562	322,701
Shares redeemed	(487,834)	(5,264,745)	(199,096)	(2,097,657)

Net increase	332,272	$3,607,466	330,849	$3,494,551

LifePath 2010
Class I Shares:
Shares sold	10,085,739	$134,108,233	7,738,773	$98,914,967
Shares issued in reinvestment of dividends and distributions	1,302,506	17,421,932	895,395	11,499,813
Shares redeemed	(13,838,764)	(186,970,707)	(4,798,692)	(61,334,215)

Net increase (decrease)	(2,450,519)	$(35,440,542)	3,835,476	$49,080,565

Class R Shares:
Shares sold	1,990,409	$26,085,238	1,486,787	$18,730,748
Shares issued in reinvestment of dividends and distributions	175,999	2,323,091	75,306	954,834
Shares redeemed	(677,249)	(8,840,295)	(453,633)	(5,732,286)

Net increase	1,489,159	$19,568,034	1,108,460	$13,953,296

LifePath 2020
Class I Shares:
Shares sold	12,868,872	$213,349,890	11,566,591	$176,538,923
Shares issued in reinvestment of dividends and distributions	886,751	14,917,805	707,484	10,974,301
Shares redeemed	(16,008,293)	(272,952,147)	(5,184,665)	(79,778,272)

Net increase (decrease)	(2,252,670)	$(44,684,452)	7,089,410	$107,734,952

Class R Shares:
Shares sold	4,068,680	$64,997,512	2,305,778	$34,061,646
Shares issued in reinvestment of dividends and distributions	135,578	2,205,823	60,613	907,063
Shares redeemed	(925,730)	(14,695,481)	(553,148)	(8,186,347)

Net increase	3,278,528	$52,507,854	1,813,243	$26,782,362

LifePath 2030
Class I Shares:
Shares sold	10,465,430	$170,408,536	7,961,482	$119,322,662
Shares issued in reinvestment of dividends and distributions	1,122,138	18,689,424	823,021	12,570,833
Shares redeemed	(10,342,184)	(173,123,521)	(3,695,390)	(55,538,943)

Net increase	1,245,384	$15,974,439	5,089,113	$76,354,552

Class R Shares:
Shares sold	2,566,642	$41,222,930	1,563,771	$23,281,438
Shares issued in reinvestment of dividends and distributions	191,532	3,150,898	86,652	1,306,880
Shares redeemed	(655,499)	(10,442,971)	(375,786)	(5,622,004)

Net increase	2,102,675	$33,930,857	1,274,637	$18,966,314

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
LifePath 2040
Class I Shares:
Shares sold	8,037,748	$156,741,631	7,749,231	$133,344,210
Shares issued in reinvestment of dividends and distributions	221,567	4,446,238	139,058	2,439,767
Shares redeemed	(7,099,466)	(140,793,123)	(3,057,850)	(53,045,191)

Net increase	1,159,849	$20,394,746	4,830,439	$82,738,786

Class R Shares:
Shares sold	1,784,732	$33,331,346	1,031,838	$17,207,568
Shares issued in reinvestment of dividends and distributions	45,070	874,490	20,938	352,922
Shares redeemed	(566,731)	(10,534,825)	(478,371)	(7,922,143)

Net increase	1,263,071	$23,671,011	574,405	$9,638,347

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the LifePath Portfolios’ financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the LifePath Retirement Portfolio, LifePath 2010 Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio and LifePath 2040 Portfolio, each a series of Barclays Global Investors Funds (the “Portfolios”), at December 31, 2006, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 22, 2007

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the LifePath Portfolios designate the following amounts as capital gains dividends for the tax year ended December 31, 2006:

Portfolio	Capital Gains Distributions
LifePath Retirement	$1,806,396
LifePath 2010	7,509,756
LifePath 2030	11,647,766

For corporate shareholders, the following percentages of the income dividends paid by the LifePath Portfolios during the tax year ended December 31, 2006 qualified for the dividends-received deduction:

Portfolio	Dividends- Received Deduction
LifePath Retirement	11.29%
LifePath 2010	13.24
LifePath 2020	22.97
LifePath 2030	33.03
LifePath 2040	52.62

Under Section 845(b)(2) of the Code, the LifePath Portfolios hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the tax year ended December 31, 2006:

Portfolio	Qualified Dividend Income
LifePath Retirement	$692,289
LifePath 2010	2,913,474
LifePath 2020	7,101,283
LifePath 2030	5,689,320
LifePath 2040	4,418,983

Pursuant to Section 871(k)(1)(C) of the Code, the LifePath Portfolios hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2006:

Portfolio	Interest- Related Dividends
LifePath Retirement	$3,376,844
LifePath 2010	10,518,832
LifePath 2020	12,078,895
LifePath 2030	4,660,869
LifePath 2040	1,314,184

In January 2007, shareholders should have received Form 1099-DIV which includes their share of qualified dividend income distributed during the calendar year of 2006. Shareholders are advised to check with their tax advisers for information on the treatment of those amounts on their income tax returns.

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the LifePath Portfolios. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 149 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the LifePath Portfolios’Trustees and Officers may be found in the LifePath Portfolios’combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2005) of Global Index and Markets Group of BGI; Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.; Director (2000-2003) of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of BGIF due to his affiliations with BGFA, the investment adviser of the Master Portfolios and the Underlying Funds, BGI, the parent company of BGFA and the administrator of the LifePath Portfolios and the Master Portfolios, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii; Director (since 2002) and Chairman of the Board (since 2005) of PBS (Public Broadcasting Service); Advisory Committee Member (since 1999) of Stanford Institute for Economic Policy Research; Director (since 1998) of Commonwealth Club of California; Advisory Committee Member (since 1992) of Pacific Forum/CSIS.

A. John Gambs, 1945	Trustee (since 2006).	Retired.	Trustee (since 2006) of MIP; Governor (since 2001) and Vice President (since 2002) of San Francisco Symphony; Trustee (1995-2005) of Marin Country Day School; Trustee (2000-2004) of Marin Academy; President and Director (since 1997) of the Gambs Family Foundation.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of California State Automobile Association; Director (since 2001) of Maier Siebel Baber; Trustee (since 2005) of World Affairs Council of Northern California.

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Leo Soong, 1946	Trustee (since 2000) and Lead Trustee (since 2006).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder (President through 1999) of Crystal Geyser Water Co.	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association; Director (since 2001) of Flash Electronics.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 71.20%
Active Stock Master Portfolio(a)		$51,575,914
CoreAlpha Bond Master Portfolio(a)		133,734,800

TOTAL MASTER PORTFOLIOS		185,310,714

EXCHANGE-TRADED FUNDS – 27.95%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	69,570	6,986,219
iShares Lehman TIPS Bond Fund(a)(b)	265,004	26,182,395
iShares MSCI EAFE Index Fund(a)(b)	342,900	25,107,138
iShares S&P MidCap 400 Index Fund(a)(b)	119,099	9,551,740
iShares S&P SmallCap 600 Index Fund (a)(b)	74,524	4,917,839

TOTAL EXCHANGE-TRADED FUNDS (Cost: $63,566,832)		72,745,331

SHORT-TERM INVESTMENTS – 7.95%
CERTIFICATES OF DEPOSIT(c) – 0.17%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$99,745	99,745
Washington Mutual Bank
5.33%, 03/19/07	356,235	356,235

		455,980

COMMERCIAL PAPER(c) – 1.56%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07(d)	149,777	147,634
Aspen Funding Corp.
5.26%, 02/21/07(d)	92,621	91,944
Beta Finance Inc.
5.27%, 01/25/07(d)	28,499	28,403
BNP Paribas Finance Inc.
5.12%, 06/06/07	49,873	48,775
CAFCO LLC
5.26%, 01/30/07(d)	71,247	70,955
Cantabric Finance LLC
5.25% - 5.26%, 01/25/07 - 03/06/07(d)	170,993	169,754
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07(d)	168,143	166,079
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	14,249	14,231
Curzon Funding LLC
5.24%, 02/27/07(d)	78,158	77,521
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	59,054	58,208
Eureka Securitization
5.26%, 02/09/07(d)	178,117	177,128
Five Finance Inc.
5.22%, 04/20/07(d)	65,547	64,521
General Electric Capital Corp.
5.12%, 06/04/07(d)	106,870	104,547
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07(d)	233,690	231,432
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07(d)	277,863	272,103
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	142,494	139,356
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	106,870	106,855
Lexington Parker Capital Co. LLC
5.18% - 5.32%, 01/10/07 - 05/17/07(d)	468,942	466,130
Lockhart Funding LLC
5.28%, 02/09/07(d)	142,494	141,700
Nationwide Building Society
5.21%, 04/13/07(d)	135,369	133,391
Nestle Capital Corp.
5.19%, 08/09/07(d)	85,496	82,797
Norddeutsche Landesbank
5.27%, 02/15/07	135,369	134,498
Polonius Inc.
5.26%, 02/20/07(d)	40,297	40,009
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	47,355	47,215
Sedna Finance Inc.
5.22%, 04/17/07(d)	81,222	79,985
Societe Generale
5.18%, 05/16/07	356,235	349,366
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07(d)	361,576	358,093
Thornburg Mortgage Capital Resources
5.28%, 01/17/07 - 03/12/07(d)	175,553	174,340
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	83,272	82,749

		4,059,719

MEDIUM-TERM NOTES(c) – 0.16%
Bank of America N.A.
5.28%, 04/20/07	35,623	35,623
Cullinan Finance Corp.
5.71%, 06/28/07(d)	106,870	106,870
K2 USA LLC
5.39%, 06/04/07(d)	106,870	106,870
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	166,718	166,718

		416,081

MONEY MARKET FUNDS – 0.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%(a)(e)	1,519,285	1,519,285

		1,519,285

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS (c) – 1.49%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $285,158 (collateralized by non-U.S. Government debt securities, value $293,873, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$284,988	$284,988
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $213,869 (collateralized by U.S. Government obligations, value $218,147, 0.00% to 11.00%, 1/1/08 to 1/1/37).	213,741	213,741
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $499,027 (collateralized by non-U.S. Government debt securities, value $548,929, 1.00% to 8.84%, 8/3/14 to 12/25/46).	498,729	498,729
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $14,257 (collateralized by non-U.S. Government debt securities, value $14,979, 5.46%, 3/15/08).	14,249	14,249
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $499,026 (collateralized by non-U.S. Government debt securities, value $524,264, 3.78% to 7.41%, 11/25/19 to 10/25/45).	498,729	498,729
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $156,837 (collateralized by non-U.S. Government debt securities, value $174,837, 0.00% to 10.00%, 6/1/28 to 11/16/36).	156,743	156,743
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $85,548 (collateralized by non-U.S. Government debt securities, value $95,366, 0.00% to 10.00%, 6/1/28 to 11/16/36).	85,496	85,496
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $285,157 (collateralized by non-U.S. Government debt securities, value $296,536, 0.00% to 10.00%, 1/23/07 to 5/15/44).	284,988	284,988
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $52,906 (collateralized by non-U.S. Government debt securities, value $55,001, 0.00% to 10.00%, 1/23/07 to 5/15/44).	52,875	52,875
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $85,548 (collateralized by non-U.S. Government debt securities, value $88,962, 0.00% to 10.00%, 1/23/07 to 5/15/44).	85,496	85,496
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $71,290 (collateralized by non-U.S. Government debt securities, value $78,841, 5.58%, 1/8/36).	71,247	71,247
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $71,289 (collateralized by non-U.S. Government debt securities, value $74,902, 3.16% to 5.32%, 5/15/34 to 6/1/46).	71,247	71,247
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $35,644 (collateralized by non-U.S. Government debt securities, value $37,451, 5.75% to 8.75%, 10/1/08 to 9/15/25).	35,623	35,623
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $285,158 (collateralized by non-U.S. Government debt securities, value $293,877, 3.34% to 8.75%, 6/15/07 to 12/1/66).	284,988	284,988
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $106,935 (collateralized by non-U.S. Government debt securities, value $110,144, 5.50% to 8.88%, 4/15/11 to 12/1/66).	106,870	106,870
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $285,158 (collateralized by non-U.S. Government debt securities, value $294,447, 0.00% to 10.13%, 6/15/07 to 9/1/26).	284,988	284,988
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $142,580 (collateralized by non-U.S. Government debt securities, value $146,858, 4.37% to 7.75%, 3/3/08 to 12/1/25).	142,494	142,494
Morgan Stanley, 5.36%, due 1/2/07, maturity value $142,579 (collateralized by non-U.S. Government debt securities, value $148,439, 0.00% to 10.00%, 1/1/07 to 12/31/37).	142,494	142,494

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley, 5.51%, due 6/4/07, maturity value $102,112 (collateralized by non-U.S. Government debt securities, value $104,775, 0.00% to 10.00%, 1/1/07 to 12/31/37).(f)	$99,746	$99,746
Wachovia Capital, 5.38%, due 1/2/07, maturity value $456,254 (collateralized by non-U.S. Government debt securities, value $479,327, 3.86% to 8.17%, 8/15/13 to 10/17/44).	455,981	455,981

		3,871,712

TIME DEPOSITS(c) – 0.00%
Bank of America N.A.
5.13%, 01/02/07	6,820	6,820

		6,820

VARIABLE & FLOATING RATE NOTES(c) – 3.99%
Allstate Life Global Funding II
5.33% - 5.43%, 11/02/07 - 01/25/08(d)	364,784	364,823
American Express Bank
5.32%, 02/28/07	142,494	142,494
American Express Centurion Bank
5.44%, 07/19/07	156,743	156,842
American Express Credit Corp.
5.45%, 07/05/07	42,748	42,763
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	17,829	17,829
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	106,870	106,870
ASIF Global Financing
5.41%, 05/03/07(d)	14,249	14,252
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	92,621	92,621
Bank of Ireland
5.33% - 5.35%, 08/14/07 - 12/20/07(d)	206,616	206,622
Beta Finance Inc.
5.32% - 5.41%, 04/25/07 - 07/25/07(d)	363,360	363,370
BMW US Capital LLC
5.35%, 01/15/08(d)	142,494	142,494
BNP Paribas
5.35%, 11/19/07(d)	263,614	263,614
Carlyle Loan Investment Ltd.
5.40%, 04/13/07 - 07/15/07(d)	104,021	104,021
CC USA Inc.
5.37%, 07/30/07(d)	71,247	71,253
Commodore CDO Ltd.
5.44%, 12/12/07(d)	35,623	35,623
Credit Agricole SA
5.34%, 11/23/07	142,494	142,494
Credit Suisse First Boston NY
5.38%, 04/24/07	71,247	71,248
Cullinan Finance Corp.
5.36%, 04/25/07(d)	35,623	35,623
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	20,585	20,585
DEPFA Bank PLC
5.40%, 09/14/07	142,494	142,494
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07(d)	163,868	163,874
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	95,115	95,115
Fifth Third Bancorp
5.33%, 12/21/07(d)	284,988	284,988
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07(d)	92,621	92,614
General Electric Capital Corp.
5.31% - 5.48%, 07/09/07 - 01/24/08(d)	149,619	149,640
Granite Master Issuer PLC
5.32%, 08/20/07(d)	498,729	498,729
Harrier Finance Funding LLC
5.32% - 5.37%, 07/25/07 - 08/15/07(d)	185,242	185,243
Hartford Life Global Funding Trust
5.37% - 5.41%, 07/13/07 - 01/15/08	213,741	213,761
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	142,494	142,494
Holmes Financing PLC
5.32%, 07/16/07(d)	249,364	249,364
JPMorgan Chase & Co.
5.32% - 5.45%, 07/27/07 - 08/02/07(f)	391,858	391,858
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	106,870	106,868
Kestrel Funding LLC
5.33%, 07/11/07(d)	56,998	56,994
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	85,496	85,496
Leafs LLC
5.35%, 01/22/07 - 02/20/07(d)	148,426	148,425
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07(d)	156,743	156,738
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	56,428	56,428

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Marshall & Ilsley Bank
5.35%, 01/15/08	$78,372	$78,372
Master Funding LLC
5.38%, 04/25/07 - 05/25/07(d)	257,876	257,876
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(f)	156,743	156,743
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	213,741	213,741
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(f)	14,249	14,249
Mound Financing PLC
5.32%, 05/08/07(d)	133,944	133,944
Natexis Banques Populaires
5.35% - 5.37%, 02/05/07 - 01/15/08(d)	512,978	512,974
National City Bank of Indiana
5.35%, 05/21/07	71,247	71,249
Nationwide Building Society
5.38% - 5.49%, 02/08/07 - 10/26/07(d)	470,230	470,301
Newcastle Ltd.
5.37%, 04/24/07(d)	50,229	50,225
Northern Rock PLC
5.39%, 08/03/07(d)	170,993	170,995
Northlake CDO I
5.42%, 09/06/07(d)	42,748	42,748
Pricoa Global Funding I
5.34%, 11/27/07	192,367	192,367
Principal Life Global Funding I
5.80%, 02/08/07	64,122	64,153
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07(d)	206,616	206,614
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	142,494	142,494
Strips III LLC
5.40%, 07/24/07(d)	30,845	30,845
SunTrust Bank
5.32%, 05/01/07	142,494	142,497
Tango Finance Corp.
5.30% - 5.35%, 04/25/07 - 07/16/07(d)	347,685	347,668
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07(d)	235,115	235,115
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	174,107	174,107
Wachovia Bank N.A.
5.36%, 05/22/07	284,988	284,988
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	106,870	106,909
Wells Fargo & Co.
5.36%, 11/15/07(d)	71,247	71,250
WhistleJacket Capital Ltd.
5.31% - 5.35%, 04/18/07 - 06/13/07(d)	106,870	106,870
White Pine Finance LLC
5.31% - 5.32%, 05/22/07 - 08/20/07(d)	427,482	427,427
Wind Master Trust
5.34%, 07/25/07(d)	56,998	56,998

		10,380,283

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,709,880)		20,709,880

TOTAL INVESTMENTS – 107.10%		278,765,925

Other Assets, Less Liabilities – (7.10)%		(18,487,241)

NET ASSETS – 100.00%		$260,278,684

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 4.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 69.08%
Active Stock Master Portfolio(a)		$196,493,712
CoreAlpha Bond Master Portfolio(a)		347,134,749

TOTAL MASTER PORTFOLIOS		543,628,461

EXCHANGE-TRADED FUNDS – 29.57%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	243,321	24,434,294
iShares Lehman TIPS Bond Fund(a)(b)	693,355	68,503,474
iShares MSCI EAFE Index Fund(a)(b)	1,233,911	90,346,963
iShares S&P MidCap 400 Index Fund(a)	407,849	32,709,490
iShares S&P SmallCap 600 Index Fund(a)(b)	252,935	16,691,181

TOTAL EXCHANGE-TRADED FUNDS (Cost: $195,676,434)		232,685,402

SHORT-TERM INVESTMENTS – 14.37%
CERTIFICATES OF DEPOSIT(c) – 0.33%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$565,517	565,517
Washington Mutual Bank
5.33%, 03/19/07	2,019,703	2,019,703

		2,585,220

COMMERCIAL PAPER(c) – 2.92%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07(d)	849,172	837,023
Aspen Funding Corp.
5.26%, 02/21/07(d)	525,123	521,287
Beta Finance Inc.
5.27%, 01/25/07(d)	161,576	161,033
BNP Paribas Finance Inc.
5.12%, 06/06/07	282,758	276,531
CAFCO LLC
5.26%, 01/30/07(d)	403,941	402,288
Cantabric Finance LLC
5.25% - 5.26%, 01/25/07 - 03/06/07(d)	969,458	962,434
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07(d)	953,300	941,601
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	80,788	80,682
Curzon Funding LLC
5.24%, 02/27/07(d)	443,123	439,511
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	334,810	330,013
Eureka Securitization
5.26%, 02/09/07(d)	1,009,852	1,004,245

Security	Principal	Value
Five Finance Inc.
5.22%, 04/20/07(d)	$371,625	$365,806
General Electric Capital Corp.
5.12%, 06/04/07(d)	605,911	592,739
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07(d)	1,324,925	1,312,121
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07(d)	1,575,369	1,542,714
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	807,881	790,089
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	605,911	605,821
Lexington Parker Capital Co. LLC
5.18% - 5.32%, 01/10/07 - 05/17/07(d)	2,658,705	2,642,761
Lockhart Funding LLC
5.28%, 02/09/07(d)	807,881	803,379
Nationwide Building Society
5.21%, 04/13/07(d)	767,487	756,269
Nestle Capital Corp.
5.19%, 08/09/07(d)	484,729	469,425
Norddeutsche Landesbank
5.27%, 02/15/07	767,487	762,549
Polonius Inc.
5.26%, 02/20/07(d)	228,469	226,833
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	268,483	267,690
Sedna Finance Inc.
5.22%, 04/17/07(d)	460,492	453,481
Societe Generale
5.18%, 05/16/07	2,019,703	1,980,761
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07(d)	2,049,983	2,030,239
Thornburg Mortgage Capital Resources
5.28%, 01/17/07 - 03/12/07(d)	995,310	988,437
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	472,118	469,152

		23,016,914

MEDIUM-TERM NOTES(c) – 0.30%
Bank of America N.A.
5.28%, 04/20/07	201,970	201,970
Cullinan Finance Corp.
5.71%, 06/28/07(d)	605,911	605,911
K2 USA LLC
5.39%, 06/04/07(d)	605,911	605,911
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	945,221	945,221

		2,359,013

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.55%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%(a)(e)	4,299,324	$4,299,324

		4,299,324

REPURCHASE AGREEMENTS(c) – 2.79%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $1,616,725 (collateralized by non-U.S. Government debt securities, value $1,666,137, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$1,615,763	1,615,763
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,212,545 (collateralized by U.S. Government obligations, value $1,236,802, 0.00% to 11.00%, 1/1/08 to 1/1/37).	1,211,822	1,211,822
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $2,829,272 (collateralized by non-U.S. Government debt securities, value $3,112,201, 1.00% to 8.84%, 8/3/14 to 12/25/46).	2,827,585	2,827,585
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $80,836 (collateralized by non-U.S. Government debt securities, value $84,924, 5.46%, 3/15/08).	80,788	80,788
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $2,829,269 (collateralized by non-U.S. Government debt securities, value $2,972,356, 3.78% to 7.41%, 11/25/19 to 10/25/45).	2,827,585	2,827,585
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $889,205 (collateralized by non-U.S. Government debt securities, value $991,254, 0.00% to 10.00%, 6/1/28 to 11/16/36).	888,670	888,670
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $485,023 (collateralized by non-U.S. Government debt securities, value $540,687, 0.00% to 10.00%, 6/1/28 to 11/16/36).	484,729	484,729
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $1,616,723 (collateralized by non-U.S. Government debt securities, value $1,681,235, 0.00% to 10.00%, 1/23/07 to 5/15/44).	1,615,763	1,615,763

Security	Principal	Value
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $299,960 (collateralized by non-U.S. Government debt securities, value $311,832, 0.00% to 10.00%, 1/23/07 to 5/15/44).	$299,781	$299,781
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $485,023 (collateralized by non-U.S. Government debt securities, value $504,377, 0.00% to 10.00%, 1/23/07 to 5/15/44).	484,729	484,729
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $404,186 (collateralized by non-U.S. Government debt securities, value $446,998, 5.58%, 1/8/36).	403,941	403,941
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $404,182 (collateralized by non-U.S. Government debt securities, value $424,663, 3.16% to 5.32%, 5/15/34 to 6/1/46).	403,941	403,941
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $202,091 (collateralized by non-U.S. Government debt securities, value $212,331, 5.75% to 8.75%, 10/1/08 to 9/15/25).	201,970	201,970
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $1,616,725 (collateralized by non-U.S. Government debt securities, value $1,666,158, 3.34% to 8.75%, 6/15/07 to 12/1/66).	1,615,763	1,615,763
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $606,277 (collateralized by non-U.S. Government debt securities, value $624,469, 5.50% to 8.88%, 4/15/11 to 12/1/66).	605,911	605,911
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $1,616,725 (collateralized by non-U.S. Government debt securities, value $1,669,394, 0.00% to 10.13%, 6/15/07 to 9/1/26).	1,615,763	1,615,763
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $808,369 (collateralized by non-U.S. Government debt securities, value $832,623, 4.37% to 7.75%, 3/3/08 to 12/1/25).	807,881	807,881

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley, 5.36%, due 1/2/07, maturity value $808,362 (collateralized by non-U.S. Government debt securities, value $841,586, 0.00% to 10.00%, 1/1/07 to 12/31/37).	$807,881	$807,881
Morgan Stanley, 5.51%, due 6/4/07, maturity value $578,933 (collateralized by non-U.S. Government debt securities, value $594,029, 0.00% to 10.00%, 1/1/07 to 12/31/37).(f)	565,517	565,517
Wachovia Capital, 5.38%, due 1/2/07, maturity value $2,586,765 (collateralized by non-U.S. Government debt securities, value $2,717,583, 3.86% to 8.17%, 8/15/13 to 10/17/44).	2,585,220	2,585,220

		21,951,003

TIME DEPOSITS(c) – 0.00%
Bank of America N.A.
5.13%, 01/02/07	38,665	38,665

		38,665

VARIABLE & FLOATING RATE NOTES(c) – 7.48%
Allstate Life Global Funding II
5.33% - 5.43%, 11/02/07 - 01/25/08(d)	2,068,176	2,068,396
American Express Bank
5.32%, 02/28/07	807,881	807,881
American Express Centurion Bank
5.44%, 07/19/07	888,670	889,232
American Express Credit Corp.
5.45%, 07/05/07	242,364	242,446
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	101,081	101,081
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	605,911	605,911
ASIF Global Financing
5.41%, 05/03/07(d)	80,788	80,803
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	525,123	525,123
Bank of Ireland
5.33% - 5.35%, 08/14/07 - 12/20/07(d)	1,171,428	1,171,459
Beta Finance Inc.
5.32% - 5.41%, 04/25/07 - 07/25/07(d)	2,060,098	2,060,157
BMW US Capital LLC
5.35%, 01/15/08(d)	807,881	807,881
BNP Paribas
5.35%, 11/19/07(d)	1,494,581	1,494,581
Carlyle Loan Investment Ltd.
5.40%, 04/13/07 - 07/15/07(d)	589,753	589,754
CC USA Inc.
5.37%, 07/30/07(d)	403,941	403,973
Commodore CDO Ltd.
5.44%, 12/12/07(d)	201,970	201,970
Credit Agricole SA
5.34%, 11/23/07	807,881	807,881
Credit Suisse First Boston NY
5.38%, 04/24/07	403,941	403,947
Cullinan Finance Corp.
5.36%, 04/25/07(d)	201,970	201,970
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	116,708	116,708
DEPFA Bank PLC
5.40%, 09/14/07	807,881	807,881
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07(d)	929,064	929,094
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	539,261	539,261
Fifth Third Bancorp
5.33%, 12/21/07(d)	1,615,763	1,615,763
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07(d)	525,123	525,084
General Electric Capital Corp.
5.31% - 5.48%, 07/09/07 - 01/24/08(d)	848,275	848,397
Granite Master Issuer PLC
5.32%, 08/20/07(d)	2,827,585	2,827,585
Harrier Finance Funding LLC
5.32% - 5.37%, 07/25/07 - 08/15/07(d)	1,050,246	1,050,256
Hartford Life Global Funding Trust
5.37% - 5.41%, 07/13/07 - 01/15/08	1,211,822	1,211,936
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	807,881	807,881
Holmes Financing PLC
5.32%, 07/16/07(d)	1,413,792	1,413,792
JPMorgan Chase & Co.
5.32% - 5.45%, 07/27/07 - 08/02/07(f)	2,221,674	2,221,674
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	605,911	605,895
Kestrel Funding LLC
5.33%, 07/11/07(d)	323,153	323,135
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	484,729	484,729
Leafs LLC
5.35%, 01/22/07 - 02/20/07(d)	841,512	841,512

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07(d)	$888,670	$888,637
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	319,924	319,924
Marshall & Ilsley Bank
5.35%, 01/15/08	444,335	444,335
Master Funding LLC
5.38%, 04/25/07 - 05/25/07(d)	1,462,047	1,462,047
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(f)	888,670	888,670
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	1,211,822	1,211,822
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(f)	80,788	80,788
Mound Financing PLC
5.32%, 05/08/07(d)	759,408	759,408
Natexis Banques Populaires
5.35% - 5.37%, 02/05/07 - 01/15/08(d)	2,908,373	2,908,351
National City Bank of Indiana
5.35%, 05/21/07	403,941	403,954
Nationwide Building Society
5.38% - 5.49%, 02/08/07 - 10/26/07(d)	2,666,009	2,666,409
Newcastle Ltd.
5.37%, 04/24/07(d)	284,778	284,752
Northern Rock PLC
5.39%, 08/03/07(d)	969,458	969,472
Northlake CDO I
5.42%, 09/06/07(d)	242,364	242,364
Pricoa Global Funding I
5.34%, 11/27/07	1,090,640	1,090,640
Principal Life Global Funding I
5.80%, 02/08/07	363,547	363,718
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07(d)	1,171,428	1,171,413
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	807,881	807,881
Strips III LLC
5.40%, 07/24/07(d)	174,876	174,876
SunTrust Bank
5.32%, 05/01/07	807,881	807,897
Tango Finance Corp.
5.30% - 5.35%, 04/25/07 - 07/16/07(d)	1,971,231	1,971,130
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07(d)	1,333,004	1,333,004
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	987,117	987,116
Wachovia Bank N.A.
5.36%, 05/22/07	1,615,763	1,615,763
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	605,911	606,129
Wells Fargo & Co.
5.36%, 11/15/07(d)	403,941	403,960
WhistleJacket Capital Ltd.
5.31% - 5.35%, 04/18/07 - 06/13/07(d)	605,911	605,912
White Pine Finance LLC
5.31% - 5.32%, 05/22/07 - 08/20/07(d)	2,423,644	2,423,337
Wind Master Trust
5.34%, 07/25/07(d)	323,153	323,153

		58,851,891

TOTAL SHORT-TERM INVESTMENTS (Cost: $113,102,030)		113,102,030

TOTAL INVESTMENTS – 113.02%		889,415,893

Other Assets, Less Liabilities – (13.02)%		(102,435,345)

NET ASSETS – 100.00%		$786,980,548

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 4.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 64.44%
Active Stock Master Portfolio(a)		$505,763,471
CoreAlpha Bond Master Portfolio(a)		390,732,236

TOTAL MASTER PORTFOLIOS		896,495,707

EXCHANGE-TRADED FUNDS – 33.86%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	574,689	57,710,270
iShares Lehman TIPS Bond Fund(a)(b)	750,799	74,178,941
iShares MSCI EAFE Index Fund(a)(b)	3,021,678	221,247,263
iShares S&P MidCap 400 Index Fund(a)(b)	967,741	77,612,828
iShares S&P SmallCap 600 Index Fund(a)(b)	611,441	40,348,992

TOTAL EXCHANGE-TRADED FUNDS (Cost: $381,819,142)		471,098,294

SHORT-TERM INVESTMENTS – 20.64%
CERTIFICATES OF DEPOSIT(c) – 0.48%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,445,361	1,445,361
Washington Mutual Bank
5.33%, 03/19/07	5,162,003	5,162,003

		6,607,364

COMMERCIAL PAPER(c) – 4.23%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07(d)	2,170,333	2,139,278
Aspen Funding Corp.
5.26%, 02/21/07(d)	1,342,121	1,332,316
Beta Finance Inc.
5.27%, 01/25/07(d)	412,960	411,571
BNP Paribas Finance Inc.
5.12%, 06/06/07	722,680	706,765
CAFCO LLC
5.26%, 01/30/07(d)	1,032,401	1,028,177
Cantabric Finance LLC
5.25% - 5.26%, 01/25/07 - 03/06/07(d)	2,477,761	2,459,815
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07(d)	2,436,465	2,406,564
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	206,480	206,208
Curzon Funding LLC
5.24%, 02/27/07(d)	1,132,543	1,123,312
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	855,716	843,455
Eureka Securitization
5.26%, 02/09/07(d)	2,581,001	2,566,671

Security	Principal	Value
Five Finance Inc.
5.22%, 04/20/07(d)	$949,809	$934,935
General Electric Capital Corp.
5.12%, 06/04/07(d)	1,548,601	1,514,936
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07(d)	3,386,274	3,353,548
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07(d)	4,026,362	3,942,903
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	2,064,801	2,019,328
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	1,548,601	1,548,372
Lexington Parker Capital Co. LLC
5.18% - 5.32%, 01/10/07 - 05/17/07(d)	6,795,178	6,754,426
Lockhart Funding LLC
5.28%, 02/09/07(d)	2,064,801	2,053,293
Nationwide Building Society
5.21%, 04/13/07(d)	1,961,561	1,932,889
Nestle Capital Corp.
5.19%, 08/09/07(d)	1,238,881	1,199,766
Norddeutsche Landesbank
5.27%, 02/15/07	1,961,561	1,948,938
Polonius Inc.
5.26%, 02/20/07(d)	583,926	579,745
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	686,195	684,167
Sedna Finance Inc.
5.22%, 04/17/07(d)	1,176,937	1,159,018
Societe Generale
5.18%, 05/16/07	5,162,003	5,062,474
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07(d)	5,239,392	5,188,932
Thornburg Mortgage Capital Resources
5.28%, 01/17/07 - 03/12/07(d)	2,543,835	2,526,268
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	1,206,649	1,199,068

		58,827,138

MEDIUM-TERM NOTES(c) – 0.43%
Bank of America N.A.
5.28%, 04/20/07	516,200	516,200
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,548,601	1,548,601
K2 USA LLC
5.39%, 06/04/07(d)	1,548,601	1,548,601
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	2,415,817	2,415,817

		6,029,219

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.65%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%(a)(e)	8,994,702	$8,994,702

		8,994,702

REPURCHASE AGREEMENTS(c) – 4.03%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $4,132,061 (collateralized by non-U.S. Government debt securities, value $4,258,351, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$4,129,602	4,129,602
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $3,099,050 (collateralized by U.S. Government obligations, value $3,161,045, 0.00% to 11.00%, 1/1/08 to 1/1/37).	3,097,202	3,097,202
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $7,231,116 (collateralized by non-U.S. Government debt securities, value $7,954,233, 1.00% to 8.84%, 8/3/14 to 12/25/46).	7,226,804	7,226,804
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $206,603 (collateralized by non-U.S. Government debt securities, value $217,052, 5.46%, 3/15/08).	206,480	206,480
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $7,231,108 (collateralized by non-U.S. Government debt securities, value $7,596,815, 3.78% to 7.41%, 11/25/19 to 10/25/45).	7,226,804	7,226,804
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $2,272,649 (collateralized by non-U.S. Government debt securities, value $2,533,470, 0.00% to 10.00%, 6/1/28 to 11/16/36).	2,271,281	2,271,281
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $1,239,633 (collateralized by non-U.S. Government debt securities, value $1,381,899, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,238,881	1,238,881
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $4,132,057 (collateralized by non-U.S. Government debt securities, value $4,296,937, 0.00% to 10.00%, 1/23/07 to 5/15/44).	4,129,602	4,129,602

Security	Principal	Value
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $766,642 (collateralized by non-U.S. Government debt securities, value $796,986, 0.00% to 10.00%, 1/23/07 to 5/15/44).	$766,186	$766,186
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $1,239,633 (collateralized by non-U.S. Government debt securities, value $1,289,097, 0.00% to 10.00%, 1/23/07 to 5/15/44).	1,238,881	1,238,881
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $1,033,027 (collateralized by non-U.S. Government debt securities, value $1,142,447, 5.58%, 1/8/36).	1,032,401	1,032,401
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $1,033,016 (collateralized by non-U.S. Government debt securities, value $1,085,363, 3.16% to 5.32%, 5/15/34 to 6/1/46).	1,032,401	1,032,401
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $516,510 (collateralized by non-U.S. Government debt securities, value $542,681, 5.75% to 8.75%, 10/1/08 to 9/15/25).	516,200	516,200
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $4,132,061 (collateralized by non-U.S. Government debt securities, value $4,258,403, 3.34% to 8.75%, 6/15/07 to 12/1/66).	4,129,602	4,129,602
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $1,549,537 (collateralized by non-U.S. Government debt securities, value $1,596,032, 5.50% to 8.88%, 4/15/11 to 12/1/66).	1,548,601	1,548,601
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $4,132,061 (collateralized by non-U.S. Government debt securities, value $4,266,673, 0.00% to 10.13%, 6/15/07 to 9/1/26).	4,129,602	4,129,602
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $2,066,049 (collateralized by non-U.S. Government debt securities, value $2,128,036, 4.37% to 7.75%, 3/3/08 to 12/1/25).	2,064,801	2,064,801

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley, 5.36%, due 1/2/07, maturity value $2,066,031 (collateralized by non-U.S. Government debt securities, value $2,150,944, 0.00% to 10.00%, 1/1/07 to 12/31/37).	$2,064,801	$2,064,801
Morgan Stanley, 5.51%, due 6/4/07, maturity value $1,479,650 (collateralized by non-U.S. Government debt securities, value $1,518,232, 0.00% to 10.00%, 1/1/07 to 12/31/37).(f)	1,445,361	1,445,361
Wachovia Capital, 5.38%, due 1/2/07, maturity value $6,611,314 (collateralized by non-U.S. Government debt securities, value $6,945,659, 3.86% to 8.17%, 8/15/13 to 10/17/44).	6,607,364	6,607,364

		56,102,857

TIME DEPOSITS(c) – 0.01%
Bank of America N.A.
5.13%, 01/02/07	98,821	98,821

		98,821

VARIABLE & FLOATING RATE NOTES(c)– 10.81%
Allstate Life Global Funding II
5.33% - 5.43%, 11/02/07 - 01/25/08(d)	5,285,891	5,286,454
American Express Bank
5.32%, 02/28/07	2,064,801	2,064,799
American Express Centurion Bank
5.44%, 07/19/07	2,271,281	2,272,718
American Express Credit Corp.
5.45%, 07/05/07	619,440	619,649
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	258,344	258,344
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	1,548,601	1,548,601
ASIF Global Financing
5.41%, 05/03/07(d)	206,480	206,517
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	1,342,121	1,342,121
Bank of Ireland
5.33% - 5.35%, 08/14/07 - 12/20/07(d)	2,993,962	2,994,042
Beta Finance Inc.
5.32% - 5.41%, 04/25/07 - 07/25/07(d)	5,265,243	5,265,396
BMW US Capital LLC
5.35%, 01/15/08(d)	2,064,801	2,064,801
BNP Paribas
5.35%, 11/19/07(d)	3,819,882	3,819,882
Carlyle Loan Investment Ltd.
5.40%, 04/13/07 - 07/15/07(d)	1,507,305	1,507,305
CC USA Inc.
5.37%, 07/30/07(d)	1,032,401	1,032,483
Commodore CDO Ltd.
5.44%, 12/12/07(d)	516,200	516,200
Credit Agricole SA
5.34%, 11/23/07	2,064,801	2,064,801
Credit Suisse First Boston NY
5.38%, 04/24/07	1,032,401	1,032,417
Cullinan Finance Corp.
5.36%, 04/25/07(d)	516,200	516,200
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	298,284	298,284
DEPFA Bank PLC
5.40%, 09/14/07	2,064,801	2,064,801
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07(d)	2,374,521	2,374,599
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	1,378,255	1,378,255
Fifth Third Bancorp
5.33%, 12/21/07(d)	4,129,602	4,129,602
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07(d)	1,342,121	1,342,021
General Electric Capital Corp.
5.31% - 5.48%, 07/09/07 - 01/24/08(d)	2,168,041	2,168,351
Granite Master Issuer PLC
5.32%, 08/20/07(d)	7,226,804	7,226,804
Harrier Finance Funding LLC
5.32% - 5.37%, 07/25/07 - 08/15/07(d)	2,684,242	2,684,269
Hartford Life Global Funding Trust
5.37% - 5.41%, 07/13/07 - 01/15/08	3,097,202	3,097,494
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	2,064,801	2,064,801
Holmes Financing PLC
5.32%, 07/16/07(d)	3,613,402	3,613,402
JPMorgan Chase & Co.
5.32% - 5.45%, 07/27/07 - 08/02/07(f)	5,678,203	5,678,203
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	1,548,601	1,548,560
Kestrel Funding LLC
5.33%, 07/11/07(d)	825,920	825,875
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	1,238,881	1,238,881

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Leafs LLC
5.35%, 01/22/07 - 02/20/07(d)	$2,150,756	$2,150,755
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07(d)	2,271,281	2,271,199
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	817,670	817,670
Marshall & Ilsley Bank
5.35%, 01/15/08	1,135,641	1,135,641
Master Funding LLC
5.38%, 04/25/07 - 05/25/07(d)	3,736,733	3,736,733
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(f)	2,271,281	2,271,281
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	3,097,202	3,097,202
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(f)	206,480	206,480
Mound Financing PLC
5.32%, 05/08/07(d)	1,940,913	1,940,913
Natexis Banques Populaires
5.35% - 5.37%, 02/05/07 - 01/15/08(d)	7,433,284	7,433,227
National City Bank of Indiana
5.35%, 05/21/07	1,032,401	1,032,434
Nationwide Building Society
5.38% - 5.49%, 02/08/07 - 10/26/07(d)	6,813,844	6,814,867
Newcastle Ltd.
5.37%, 04/24/07(d)	727,842	727,776
Northern Rock PLC
5.39%, 08/03/07(d)	2,477,761	2,477,799
Northlake CDO I
5.42%, 09/06/07(d)	619,440	619,440
Pricoa Global Funding I
5.34%, 11/27/07	2,787,482	2,787,482
Principal Life Global Funding I
5.80%, 02/08/07	929,161	929,599
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07(d)	2,993,962	2,993,925
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	2,064,801	2,064,801
Strips III LLC
5.40%, 07/24/07(d)	446,953	446,953
SunTrust Bank
5.32%, 05/01/07	2,064,801	2,064,841
Tango Finance Corp.
5.30% - 5.35%, 04/25/07 - 07/16/07(d)	5,038,115	5,037,859
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07(d)	3,406,922	3,406,921
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	2,522,895	2,522,895
Wachovia Bank N.A.
5.36%, 05/22/07	4,129,602	4,129,602
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,548,601	1,549,159
Wells Fargo & Co.
5.36%, 11/15/07(d)	1,032,401	1,032,451
WhistleJacket Capital Ltd.
5.31% - 5.35%, 04/18/07 - 06/13/07(d)	1,548,601	1,548,602
White Pine Finance LLC
5.31% - 5.32%, 05/22/07 - 08/20/07(d)	6,194,404	6,193,618
Wind Master Trust
5.34%, 07/25/07(d)	825,920	825,920

		150,414,977

TOTAL SHORT-TERM INVESTMENTS (Cost: $287,075,078)		287,075,078

TOTAL INVESTMENTS – 118.94%		1,654,669,079

Other Assets, Less Liabilities – (18.94)%		(263,515,784)

NET ASSETS – 100.00%		$1,391,153,295

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 4.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 60.96%
Active Stock Master Portfolio(a)		$442,221,978
CoreAlpha Bond Master Portfolio(a)		160,445,879

TOTAL MASTER PORTFOLIOS		602,667,857

EXCHANGE-TRADED FUNDS – 36.94%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	484,906	48,694,260
iShares Lehman TIPS Bond Fund(a)(b)	278,009	27,467,289
iShares MSCI EAFE Index Fund(a)(b)	2,595,790	190,063,744
iShares S&P MidCap 400 Index Fund(a)(b)	811,278	65,064,496
iShares S&P SmallCap 600 Index Fund(a)(b)	513,403	33,879,464

TOTAL EXCHANGE-TRADED FUNDS (Cost: $293,787,764)		365,169,253

SHORT-TERM INVESTMENTS – 20.57%
CERTIFICATES OF DEPOSIT(c) – 0.47%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,018,486	1,018,486
Washington Mutual Bank
5.33%, 03/19/07	3,637,452	3,637,452

		4,655,938

COMMERCIAL PAPER(c) – 4.19%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07(d)	1,529,345	1,507,465
Aspen Funding Corp.
5.26%, 02/21/07(d)	945,737	938,828
Beta Finance Inc.
5.27%, 01/25/07(d)	290,996	290,017
BNP Paribas Finance Inc.
5.12%, 06/06/07	509,243	498,028
CAFCO LLC
5.26%, 01/30/07(d)	727,490	724,514
Cantabric Finance LLC
5.25% - 5.26%, 01/25/07 - 03/06/07(d)	1,745,977	1,733,326
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07(d)	1,716,877	1,695,808
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	145,498	145,306
Curzon Funding LLC
5.24%, 02/27/07(d)	798,057	791,552
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	602,988	594,348
Eureka Securitization
5.26%, 02/09/07(d)	1,818,726	1,808,628
Five Finance Inc.
5.22%, 04/20/07(d)	669,291	658,810
General Electric Capital Corp.
5.12%, 06/04/07(d)	1,091,236	1,067,513
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07(d)	2,386,168	2,363,108
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07(d)	2,837,212	2,778,402
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	1,454,981	1,422,938
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	1,091,236	1,091,074
Lexington Parker Capital Co. LLC
5.18% - 5.32%, 01/10/07 - 05/17/07(d)	4,788,283	4,759,568
Lockhart Funding LLC
5.28%, 02/09/07(d)	1,454,981	1,446,872
Nationwide Building Society
5.21%, 04/13/07(d)	1,382,232	1,362,028
Nestle Capital Corp.
5.19%, 08/09/07(d)	872,988	845,426
Norddeutsche Landesbank
5.27%, 02/15/07	1,382,232	1,373,337
Polonius Inc.
5.26%, 02/20/07(d)	411,469	408,523
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	483,534	482,105
Sedna Finance Inc.
5.22%, 04/17/07(d)	829,339	816,712
Societe Generale
5.18%, 05/16/07	3,637,452	3,567,318
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07(d)	3,691,984	3,656,427
Thornburg Mortgage Capital Resources
5.28%, 01/17/07 - 03/12/07(d)	1,792,536	1,780,158
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	850,276	844,934

		41,453,073

MEDIUM-TERM NOTES(c) – 0.43%
Bank of America N.A.
5.28%, 04/20/07	363,745	363,745
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,091,236	1,091,236
K2 USA LLC
5.39%, 06/04/07(d)	1,091,236	1,091,236
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	1,702,327	1,702,327

		4,248,544

MONEY MARKET FUNDS – 0.75%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%(a)(e)	7,455,939	7,455,939

		7,455,939

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS(c) – 4.00%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $2,911,694 (collateralized by non-U.S. Government debt securities, value $3,000,685, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$2,909,961	$2,909,961
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $2,183,773 (collateralized by U.S. Government obligations, value $2,227,459, 0.00% to 11.00%, 1/1/08 to 1/1/37).	2,182,471	2,182,471
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $5,095,470 (collateralized by non-U.S. Government debt securities, value $5,605,021, 1.00% to 8.84%, 8/3/14 to 12/25/46).	5,092,432	5,092,432
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $145,585 (collateralized by non-U.S. Government debt securities, value $152,948, 5.46%, 3/15/08).	145,498	145,498
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $5,095,465 (collateralized by non-U.S. Government debt securities, value $5,353,164, 3.78% to 7.41%, 11/25/19 to 10/25/45).	5,092,432	5,092,432
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $1,601,443 (collateralized by non-U.S. Government debt securities, value $1,785,232, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,600,479	1,600,479
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $873,518 (collateralized by non-U.S. Government debt securities, value $973,768, 0.00% to 10.00%, 6/1/28 to 11/16/36).	872,988	872,988
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $2,911,691 (collateralized by non-U.S. Government debt securities, value $3,027,875, 0.00% to 10.00%, 1/23/07 to 5/15/44).	2,909,961	2,909,961
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $540,222 (collateralized by non-U.S. Government debt securities, value $561,603, 0.00% to 10.00%, 1/23/07 to 5/15/44).	539,900	539,900
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $873,518 (collateralized by non-U.S. Government debt securities, value $908,374, 0.00% to 10.00%, 1/23/07 to 5/15/44).	872,988	872,988
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $727,931 (collateralized by non-U.S. Government debt securities, value $805,036, 5.58%, 1/8/36).	727,490	727,490
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $727,923 (collateralized by non-U.S. Government debt securities, value $764,811, 3.16% to 5.32%, 5/15/34 to 6/1/46).	727,490	727,490
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $363,964 (collateralized by non-U.S. Government debt securities, value $382,405, 5.75% to 8.75%, 10/1/08 to 9/15/25).	363,745	363,745
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $2,911,694 (collateralized by non-U.S. Government debt securities, value $3,000,722, 3.34% to 8.75%, 6/15/07 to 12/1/66).	2,909,961	2,909,961
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $1,091,896 (collateralized by non-U.S. Government debt securities, value $1,124,658, 5.50% to 8.88%, 4/15/11 to 12/1/66).	1,091,236	1,091,236
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $2,911,694 (collateralized by non-U.S. Government debt securities, value $3,006,550, 0.00% to 10.13%, 6/15/07 to 9/1/26).	2,909,961	2,909,961
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $1,455,860 (collateralized by non-U.S. Government debt securities, value $1,499,540, 4.37% to 7.75%, 3/3/08 to 12/1/25).	1,454,981	1,454,981
Morgan Stanley, 5.36%, due 1/2/07, maturity value $1,455,848 (collateralized by non-U.S. Government debt securities, value $1,515,682, 0.00% to 10.00%, 1/1/07 to 12/31/37).	1,454,981	1,454,981

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley, 5.51%, due 6/4/07, maturity value $1,042,648 (collateralized by non-U.S. Government debt securities, value $1,069,836, 0.00% to 10.00%, 1/1/07 to 12/31/37).(f)	$1,018,486	$1,018,486
Wachovia Capital, 5.38%, due 1/2/07, maturity value $4,658,721 (collateralized by non-U.S. Government debt securities, value $4,894,321, 3.86% to 8.17%, 8/15/13 to 10/17/44).	4,655,938	4,655,938

		39,533,379

TIME DEPOSITS(c) – 0.01%
Bank of America N.A.
5.13%, 01/02/07	69,635	69,635

		69,635

VARIABLE & FLOATING RATE NOTES(c) – 10.72%
Allstate Life Global Funding II
5.33% - 5.43%, 11/02/07 - 01/25/08(d)	3,724,750	3,725,147
American Express Bank
5.32%, 02/28/07	1,454,981	1,454,979
American Express Centurion Bank
5.44%, 07/19/07	1,600,479	1,601,491
American Express Credit Corp.
5.45%, 07/05/07	436,494	436,641
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	182,044	182,044
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	1,091,236	1,091,236
ASIF Global Financing
5.41%, 05/03/07(d)	145,498	145,524
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	945,737	945,737
Bank of Ireland
5.33% - 5.35%, 08/14/07 - 12/20/07(d)	2,109,722	2,109,778
Beta Finance Inc.
5.32% - 5.41%, 04/25/07 - 07/25/07(d)	3,710,201	3,710,308
BMW US Capital LLC
5.35%, 01/15/08(d)	1,454,981	1,454,981
BNP Paribas
5.35%, 11/19/07(d)	2,691,714	2,691,714
Carlyle Loan Investment Ltd.
5.40%, 04/13/07 - 07/15/07(d)	1,062,136	1,062,135
CC USA Inc.
5.37%, 07/30/07(d)	727,490	727,548
Commodore CDO Ltd.
5.44%, 12/12/07(d)	363,745	363,745
Credit Agricole SA
5.34%, 11/23/07	1,454,981	1,454,981
Credit Suisse First Boston NY
5.38%, 04/24/07	727,490	727,502
Cullinan Finance Corp.
5.36%, 04/25/07(d)	363,745	363,745
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	210,188	210,188
DEPFA Bank PLC
5.40%, 09/14/07	1,454,981	1,454,981
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07(d)	1,673,228	1,673,282
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	971,200	971,200
Fifth Third Bancorp
5.33%, 12/21/07(d)	2,909,961	2,909,961
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07(d)	945,737	945,668
General Electric Capital Corp.
5.31% - 5.48%, 07/09/07 - 01/24/08(d)	1,527,730	1,527,947
Granite Master Issuer PLC
5.32%, 08/20/07(d)	5,092,432	5,092,432
Harrier Finance Funding LLC
5.32% - 5.37%, 07/25/07 - 08/15/07(d)	1,891,475	1,891,494
Hartford Life Global Funding Trust
5.37% - 5.41%, 07/13/07 - 01/15/08	2,182,471	2,182,677
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	1,454,981	1,454,981
Holmes Financing PLC
5.32%, 07/16/07(d)	2,546,216	2,546,216
JPMorgan Chase & Co.
5.32% - 5.45%, 07/27/07 - 08/02/07(f)	4,001,197	4,001,197
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	1,091,235	1,091,207
Kestrel Funding LLC
5.33%, 07/11/07(d)	581,992	581,960
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	872,988	872,988
Leafs LLC
5.35%, 01/22/07 - 02/20/07(d)	1,515,549	1,515,549
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07(d)	1,600,479	1,600,421
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	576,178	576,178

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Marshall & Ilsley Bank
5.35%, 01/15/08	$800,239	$800,239
Master Funding LLC
5.38%, 04/25/07 - 05/25/07(d)	2,633,122	2,633,123
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(f)	1,600,479	1,600,479
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	2,182,471	2,182,471
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(f)	145,498	145,498
Mound Financing PLC
5.32%, 05/08/07(d)	1,367,682	1,367,682
Natexis Banques Populaires
5.35% - 5.37%, 02/05/07 - 01/15/08(d)	5,237,930	5,237,890
National City Bank of Indiana
5.35%, 05/21/07	727,490	727,514
Nationwide Building Society
5.38% - 5.49%, 02/08/07 - 10/26/07(d)	4,801,436	4,802,158
Newcastle Ltd.
5.37%, 04/24/07(d)	512,881	512,834
Northern Rock PLC
5.39%, 08/03/07(d)	1,745,977	1,746,003
Northlake CDO I
5.42%, 09/06/07(d)	436,494	436,494
Pricoa Global Funding I
5.34%, 11/27/07	1,964,224	1,964,224
Principal Life Global Funding I
5.80%, 02/08/07	654,741	655,050
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07(d)	2,109,722	2,109,697
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	1,454,981	1,454,981
Strips III LLC
5.40%, 07/24/07(d)	314,949	314,949
SunTrust Bank
5.32%, 05/01/07	1,454,981	1,455,009
Tango Finance Corp.
5.30% - 5.35%, 04/25/07 - 07/16/07(d)	3,550,153	3,549,971
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07(d)	2,400,718	2,400,718
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	1,777,780	1,777,780
Wachovia Bank N.A.
5.36%, 05/22/07	2,909,961	2,909,961
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,091,236	1,091,629
Wells Fargo & Co.
5.36%, 11/15/07(d)	727,490	727,526
WhistleJacket Capital Ltd.
5.31% - 5.35%, 04/18/07 - 06/13/07(d)	1,091,235	1,091,236
White Pine Finance LLC
5.31% - 5.32%, 05/22/07 - 08/20/07(d)	4,364,942	4,364,389
Wind Master Trust
5.34%, 07/25/07(d)	581,992	581,992

		105,991,260

TOTAL SHORT-TERM INVESTMENTS (Cost: $203,407,768)		203,407,768

TOTAL INVESTMENTS – 118.47%		1,171,244,878

Other Assets, Less Liabilities – (18.47)%		(182,604,629)

NET ASSETS – 100.00%		$988,640,249

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 4.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 58.78%
Active Stock Master Portfolio(a)		$365,884,829
CoreAlpha Bond Master Portfolio(a)		50,420,363

TOTAL MASTER PORTFOLIOS		416,305,192

EXCHANGE-TRADED FUNDS – 38.95%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	392,561	39,420,976
iShares MSCI EAFE Index Fund(a)(b)	2,126,936	155,734,254
iShares S&P MidCap 400 Index Fund(a)(b)	656,631	52,661,806
iShares S&P SmallCap 600 Index Fund(a)(b)	425,380	28,070,826

TOTAL EXCHANGE-TRADED FUNDS (Cost: $223,583,086)		275,887,862

SHORT-TERM INVESTMENTS – 21.31%
CERTIFICATES OF DEPOSIT(c) – 0.49%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$751,798	751,798
Washington Mutual Bank
5.33%, 03/19/07	2,684,994	2,684,994

		3,436,792

COMMERCIAL PAPER(c) – 4.32%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07(d)	1,128,890	1,112,731
Aspen Funding Corp.
5.26%, 02/21/07(d)	698,099	692,999
Beta Finance Inc.
5.27%, 01/25/07(d)	214,800	214,077
BNP Paribas Finance Inc.
5.12%, 06/06/07	375,899	367,621
CAFCO LLC
5.26%, 01/30/07(d)	536,999	534,802
Cantabric Finance LLC
5.25% - 5.26%, 01/25/07 - 03/06/07(d)	1,288,797	1,279,459
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07(d)	1,267,317	1,251,764
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	107,400	107,258
Curzon Funding LLC
5.24%, 02/27/07(d)	589,088	584,286
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	445,097	438,720
Eureka Securitization
5.26%, 02/09/07(d)	1,342,497	1,335,043
Five Finance Inc.
5.22%, 04/20/07(d)	494,039	486,302
General Electric Capital Corp.
5.12%, 06/04/07(d)	805,498	787,988
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07(d)	1,761,356	1,744,335
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07(d)	2,094,296	2,050,884
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	1,073,998	1,050,345
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	805,498	805,379
Lexington Parker Capital Co. LLC
5.18% - 5.32%, 01/10/07 - 05/17/07(d)	3,534,484	3,513,287
Lockhart Funding LLC
5.28%, 02/09/07(d)	1,073,998	1,068,012
Nationwide Building Society
5.21%, 04/13/07(d)	1,020,298	1,005,384
Nestle Capital Corp.
5.19%, 08/09/07(d)	644,399	624,053
Norddeutsche Landesbank
5.27%, 02/15/07	1,020,298	1,013,732
Polonius Inc.
5.26%, 02/20/07(d)	303,727	301,552
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	356,922	355,867
Sedna Finance Inc.
5.22%, 04/17/07(d)	612,179	602,858
Societe Generale
5.18%, 05/16/07	2,684,994	2,633,225
Thames Asset Global Securitization
No. 1 Inc. 5.25%, 03/07/07 - 03/12/07(d)	2,725,248	2,699,001
Thornburg Mortgage Capital Resources
5.28%, 01/17/07 - 03/12/07(d)	1,323,165	1,314,027
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	627,634	623,690

		30,598,681

MEDIUM-TERM NOTES(c) – 0.44%
Bank of America N.A.
5.28%, 04/20/07	268,499	268,499
Cullinan Finance Corp.
5.71%, 06/28/07(d)	805,498	805,498
K2 USA LLC
5.39%, 06/04/07(d)	805,498	805,498
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	1,256,577	1,256,577

		3,136,072

MONEY MARKET FUNDS – 0.88%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%(a)(e)	6,251,215	6,251,215

		6,251,215

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS(c) – 4.12%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $2,149,275 (collateralized by non-U.S. Government debt securities, value $2,214,963, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$2,147,996	$2,147,996
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,611,958 (collateralized by U.S. Government obligations, value $1,644,205, 0.00% to 11.00%, 1/1/08 to 1/1/37).	1,610,997	1,610,997
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $3,761,235 (collateralized by non-U.S. Government debt securities, value $4,137,361, 1.00% to 8.84%, 8/3/14 to 12/25/46).	3,758,992	3,758,992
BNP Securities Corp., 5. 36%, due 1/2/07, maturity value $107,464 (collateralized by non-U.S. Government debt securities, value $112,899, 5.46%, 3/15/08).	107,400	107,400
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $3,761,231 (collateralized by non-U.S. Government debt securities, value $3,951,452, 3.78% to 7.41%, 11/25/19 to 10/25/45).	3,758,992	3,758,992
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $1,182,109 (collateralized by non-U.S. Government debt securities, value $1,317,774, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,181,398	1,181,398
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $644,790 (collateralized by non-U.S. Government debt securities, value $718,789, 0.00% to 10.00%, 6/1/28 to 11/16/36).	644,399	644,399
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $2,149,273 (collateralized by non-U.S. Government debt securities, value $2,235,034, 0.00% to 10.00%, 1/23/07 to 5/15/44).	2,147,996	2,147,996
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $398,765 (collateralized by non-U.S. Government debt securities, value $414,549, 0.00% to 10.00%, 1/23/07 to 5/15/44).	398,528	398,528
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $644,790 (collateralized by non-U.S. Government debt securities, value $670,519, 0.00% to 10.00%, 1/23/07 to 5/15/44).	644,399	644,399
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $537,325 (collateralized by non-U.S. Government debt securities, value $594,239, 5.58%, 1/8/36).	536,999	536,999
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $537,319 (collateralized by non-U.S. Government debt securities, value $564,547, 3.16% to 5.32%, 5/15/34 to 6/1/46).	536,999	536,999
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $268,660 (collateralized by non-U.S. Government debt securities, value $282,273, 5.75% to 8.75%, 10/1/08 to 9/15/25).	268,499	268,499
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $2,149,275 (collateralized by non-U.S. Government debt securities, value $2,214,990, 3.34% to 8.75%, 6/15/07 to 12/1/66).	2,147,996	2,147,996
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $805,985 (collateralized by non-U.S. Government debt securities, value $830,169, 5.50% to 8.88%, 4/15/11 to 12/1/66).	805,498	805,498
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $2,149,275 (collateralized by non-U.S. Government debt securities, value $2,219,292, 0.00% to 10.13%, 6/15/07 to 9/1/26).	2,147,996	2,147,996
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $1,074,647 (collateralized by non-U.S. Government debt securities, value $1,106,889, 4.37% to 7.75%, 3/3/08 to 12/1/25).	1,073,998	1,073,998
Morgan Stanley, 5.36%, due 1/2/07, maturity value $1,074,638 (collateralized by non-U.S. Government debt securities, value $1,118,805, 0.00% to 10.00%, 1/1/07 to 12/31/37).	1,073,998	1,073,998

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley, 5.51%, due 6/4/07, maturity value $769,633 (collateralized by non-U.S. Government debt securities, value $789,702, 0.00% to 10.00%, 1/1/07 to 12/31/37).(f)	$751,798	$751,798
Wachovia Capital, 5.38%, due 1/2/07, maturity value $3,438,847 (collateralized by non-U.S. Government debt securities, value $3,612,756, 3.86% to 8.17%, 8/15/13 to 10/17/44).	3,436,793	3,436,793

		29,181,671

TIME DEPOSITS(c) – 0.01%
Bank of America N.A.
5.13%, 01/02/07	51,402	51,402

		51,402

VARIABLE & FLOATING RATE NOTES(c) – 11.05%
Allstate Life Global Funding II
5.33% - 5.43%, 11/02/07 - 01/25/08(d)	2,749,434	2,749,726
American Express Bank
5.32%, 02/28/07	1,073,998	1,073,997
American Express Centurion Bank
5.44%, 07/19/07	1,181,398	1,182,145
American Express Credit Corp.
5.45%, 07/05/07	322,199	322,308
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	134,377	134,377
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	805,498	805,498
ASIF Global Financing
5.41%, 05/03/07(d)	107,400	107,419
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	698,099	698,099
Bank of Ireland
5.33% - 5.35%, 08/14/07 - 12/20/07(d)	1,557,297	1,557,338
Beta Finance Inc.
5.32% - 5.41%, 04/25/07 - 07/25/07(d)	2,738,694	2,738,773
BMW US Capital LLC
5.35%, 01/15/08(d)	1,073,998	1,073,998
BNP Paribas
5.35%, 11/19/07(d)	1,986,896	1,986,896
Carlyle Loan Investment Ltd.
5.40%, 04/13/07 - 07/15/07(d)	784,018	784,019
CC USA Inc.
5.37%, 07/30/07(d)	536,999	537,042
Commodore CDO Ltd.
5.44%, 12/12/07(d)	268,499	268,499
Credit Agricole SA
5.34%, 11/23/07	1,073,998	1,073,998
Credit Suisse First Boston NY
5.38%, 04/24/07	536,999	537,008
Cullinan Finance Corp.
5.36%, 04/25/07(d)	268,499	268,499
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	155,151	155,151
DEPFA Bank PLC
5.40%, 09/14/07	1,073,998	1,073,998
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07(d)	1,235,097	1,235,138
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	716,894	716,894
Fifth Third Bancorp
5.33%, 12/21/07(d)	2,147,996	2,147,996
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07(d)	698,099	698,046
General Electric Capital Corp.
5.31% - 5.48%, 07/09/07 - 01/24/08(d)	1,127,698	1,127,859
Granite Master Issuer PLC
5.32%, 08/20/07(d)	3,758,992	3,758,992
Harrier Finance Funding LLC
5.32% - 5.37%, 07/25/07 - 08/15/07(d)	1,396,197	1,396,212
Hartford Life Global Funding Trust
5.37% - 5.41%, 07/13/07 - 01/15/08	1,610,997	1,611,149
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	1,073,998	1,073,998
Holmes Financing PLC
5.32%, 07/16/07(d)	1,879,496	1,879,496
JPMorgan Chase & Co.
5.32% - 5.45%, 07/27/07 - 08/02/07(f)	2,953,494	2,953,494
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	805,498	805,477
Kestrel Funding LLC
5.33%, 07/11/07(d)	429,599	429,575
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	644,399	644,399
Leafs LLC
5.35%, 01/22/07 - 02/20/07(d)	1,118,707	1,118,707
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07(d)	1,181,398	1,181,355
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	425,308	425,308
Marshall & Ilsley Bank
5.35%, 01/15/08	590,699	590,699

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Master Funding LLC
5.38%, 04/25/07 - 05/25/07(d)	$1,943,646	$1,943,646
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(f)	1,181,398	1,181,398
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	1,610,997	1,610,997
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(f)	107,400	107,400
Mound Financing PLC
5.32%, 05/08/07(d)	1,009,558	1,009,558
Natexis Banques Populaires
5.35% - 5.37%, 02/05/07 - 01/15/08(d)	3,866,392	3,866,363
National City Bank of Indiana
5.35%, 05/21/07	536,999	537,016
Nationwide Building Society
5.38% - 5.49%, 02/08/07 - 10/26/07(d)	3,544,193	3,544,726
Newcastle Ltd.
5.37%, 04/24/07(d)	378,584	378,550
Northern Rock PLC
5.39%, 08/03/07(d)	1,288,797	1,288,817
Northlake CDO I
5.42%, 09/06/07(d)	322,199	322,199
Pricoa Global Funding I
5.34%, 11/27/07	1,449,897	1,449,897
Principal Life Global Funding I
5.80%, 02/08/07	483,299	483,527
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07(d)	1,557,297	1,557,278
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	1,073,998	1,073,998
Strips III LLC
5.40%, 07/24/07(d)	232,481	232,481
SunTrust Bank
5.32%, 05/01/07	1,073,998	1,074,019
Tango Finance Corp.
5.30% - 5.35%, 04/25/07 - 07/16/07(d)	2,620,555	2,620,423
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07(d)	1,772,096	1,772,096
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	1,312,273	1,312,273
Wachovia Bank N.A.
5.36%, 05/22/07	2,147,996	2,147,996
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	805,498	805,788
Wells Fargo & Co.
5.36%, 11/15/07(d)	536,999	537,025
WhistleJacket Capital Ltd.
5.31% - 5.35%, 04/18/07 - 06/13/07(d)	805,498	805,499
White Pine Finance LLC
5.31% - 5.32%, 05/22/07 - 08/20/07(d)	3,221,993	3,221,584
Wind Master Trust
5.34%, 07/25/07(d)	429,599	429,599

		78,237,735

TOTAL SHORT-TERM INVESTMENTS (Cost: $150,893,568)		150,893,568

TOTAL INVESTMENTS – 119.04%		843,086,622

Other Assets, Less Liabilities – (19.04)%		(134,819,364)

NET ASSETS – 100.00%		$708,267,258

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 4.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.01%
AEROSPACE & DEFENSE – 1.95%
Lockheed Martin Corp.	214,902	$19,786,027
Northrop Grumman Corp.	135,221	9,154,462
Raytheon Co.	27,130	1,432,464

		30,372,953

AGRICULTURE – 1.87%
Altria Group Inc.	84,190	7,225,186
Archer-Daniels-Midland Co.	562,182	17,967,337
Loews Corp. - Carolina Group	9,795	633,932
Reynolds American Inc.(a)	49,964	3,271,143
UST Inc.(a)	1,876	109,183

		29,206,781

AIRLINES – 0.06%
AMR Corp.(b)	7,798	235,734
Continental Airlines Inc. Class B(b)	17,666	728,722

		964,456

APPAREL – 0.04%
Jones Apparel Group Inc.	20,028	669,536

		669,536

AUTO MANUFACTURERS – 0.03%
PACCAR Inc.(a)	6,696	434,570

		434,570

BANKS – 5.75%
Bank of America Corp.(a)	839,275	44,808,892
U.S. Bancorp(a)	428,329	15,501,227
UnionBanCal Corp.	13,417	821,791
Wachovia Corp.(a)	503,425	28,670,054

		89,801,964

BEVERAGES – 2.32%
Anheuser-Busch Companies Inc.	251,730	12,385,116
Coca-Cola Enterprises Inc.(a)	145,810	2,977,440
Hansen Natural Corp.(b)	178,799	6,021,950
Pepsi Bottling Group Inc.	369,560	11,423,100
PepsiAmericas Inc.	27,228	571,243
PepsiCo Inc.	46,762	2,924,963

		36,303,812

BIOTECHNOLOGY – 1.23%
Amgen Inc.(b)	281,891	19,255,974

		19,255,974

BUILDING MATERIALS – 0.74%
Eagle Materials Inc.	21,305	921,015
Florida Rock Industries Inc.(a)	12,602	542,516
Masco Corp.(a)	337,834	10,091,102

		11,554,633

CHEMICALS – 1.68%
Dow Chemical Co. (The)	501,959	20,048,242
Eastman Chemical Co.(a)	29,055	1,723,252
Huntsman Corp.(b)	9,611	182,321
Lyondell Chemical Co.	78,260	2,001,108
Sherwin-Williams Co. (The)(a)	13,572	862,908
Westlake Chemical Corp.(a)	43,659	1,370,019

		26,187,850

COMMERCIAL SERVICES – 2.21%
Accenture Ltd.	456,399	16,854,815
Apollo Group Inc. Class A(a)(b)	5,086	198,201
Avis Budget Group Inc.(a)	38,512	835,325
Block (H & R) Inc.(a)	39,951	920,471
Career Education Corp.(a)(b)	19,666	487,323
Deluxe Corp.	3,440	86,688
Equifax Inc.	3,849	156,269
Manpower Inc.	2,126	159,301
Moody’s Corp.(a)	74,405	5,138,409
Robert Half International Inc.	262,248	9,734,646

		34,571,448

COMPUTERS – 3.54%
Apple Computer Inc.(b)	95,656	8,115,455
Computer Sciences Corp.(a)(b)	137,092	7,316,600
Hewlett-Packard Co.(a)	718,438	29,592,461
International Business Machines Corp.	84,888	8,246,869
Western Digital Corp.(b)	100,461	2,055,432

		55,326,817

COSMETICS & PERSONAL CARE – 0.59%
Colgate-Palmolive Co.	728	47,495
Procter & Gamble Co.	143,185	9,202,500

		9,249,995

DISTRIBUTION & WHOLESALE – 0.78%
CDW Corp.(a)	79,569	5,595,292
Ingram Micro Inc. Class A(a)(b)	133,282	2,720,286
Tech Data Corp.(a)(b)	19,790	749,447
WESCO International Inc.(b)	52,115	3,064,883

		12,129,908

DIVERSIFIED FINANCIAL SERVICES – 12.27%
AmeriCredit Corp.(a)(b)	23,491	591,268
CIT Group Inc.(a)	321,289	17,918,288
Citigroup Inc.(a)	808,169	45,015,013
Countrywide Financial Corp.	464,628	19,723,459
Federal Home Loan Mortgage Corp.	61,583	4,181,486
Federal National Mortgage Association	93,502	5,553,084
Goldman Sachs Group Inc. (The)	130,347	25,984,674
IndyMac Bancorp Inc.(a)	48,591	2,194,370
JPMorgan Chase & Co.	743,637	35,917,667
Lehman Brothers Holdings Inc.	74,340	5,807,441

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES (Continued)
Merrill Lynch & Co. Inc.	23,128	$2,153,217
Morgan Stanley	327,390	26,659,368

		191,699,335

ELECTRIC – 2.66%
Alliant Energy Corp.	58,147	2,196,212
American Electric Power Co. Inc.	28,903	1,230,690
Constellation Energy Group Inc.	58,956	4,060,300
Edison International(a)	181,662	8,261,988
FirstEnergy Corp.	119,162	7,185,469
TXU Corp.	343,242	18,607,149

		41,541,808

ELECTRONICS – 0.01%
Jabil Circuit Inc.	3,266	80,180
Sanmina-SCI Corp.(b)	23,125	79,781

		159,961

ENGINEERING & CONSTRUCTION – 0.15%
Granite Construction Inc.	47,144	2,372,286

		2,372,286

ENVIRONMENTAL CONTROL – 0.41%
Republic Services Inc.	16,892	686,998
Waste Management Inc.	155,339	5,711,815

		6,398,813

FOOD – 0.35%
Dean Foods Co.(b)	51,662	2,184,269
Hormel Foods Corp.	9,133	341,026
Kroger Co.	74,269	1,713,386
Smucker (J.M.) Co. (The)	3,202	155,201
SUPERVALU Inc.	25,346	906,120
Sysco Corp.	4,994	183,579

		5,483,581

FOREST PRODUCTS & PAPER – 0.10%
Louisiana-Pacific Corp.(a)	61,171	1,317,012
Plum Creek Timber Co. Inc.(a)	7,092	282,616

		1,599,628

GAS – 0.92%
Sempra Energy	235,106	13,175,340
UGI Corp.	43,111	1,176,068

		14,351,408

HEALTH CARE – PRODUCTS – 4.12%
Alcon Inc.(a)	72,637	8,118,637
Baxter International Inc.	4,905	227,543
Becton, Dickinson & Co.(a)	246,783	17,311,827
Dade Behring Holdings Inc.	1,244	49,524
Johnson & Johnson	585,828	38,676,365

		64,383,896

HEALTH CARE – SERVICES – 1.24%
Health Management Associates Inc. Class A	28,796	607,884
Humana Inc.(b)	143,704	7,948,268
UnitedHealth Group Inc.	164,012	8,812,365
Wellcare Health Plans Inc.(b)	28,314	1,950,835

		19,319,352

HOME BUILDERS – 0.17%
NVR Inc.(a)(b)	4,067	2,623,215

		2,623,215

HOUSEHOLD PRODUCTS & WARES – 0.95%
Blyth Inc.	13,888	288,176
Kimberly-Clark Corp.	212,848	14,463,022

		14,751,198

INSURANCE – 4.20%
ACE Ltd.(a)	235,631	14,272,170
American International Group Inc.	91,379	6,548,219
Axis Capital Holdings Ltd.(a)	115,827	3,865,147
First American Corp.	25,515	1,037,950
Hartford Financial Services Group Inc. (The)	24,160	2,254,370
MetLife Inc.	280,047	16,525,573
Nationwide Financial Services Inc.	4,156	225,255
Protective Life Corp.	563	26,743
Prudential Financial Inc.	630	54,092
Radian Group Inc.(a)	21,310	1,148,822
Reinsurance Group of America Inc.(a)	18,978	1,057,075
St. Paul Travelers Companies Inc.	334,406	17,954,258
StanCorp Financial Group Inc.	13,980	629,799

		65,599,473

INTERNET – 1.61%
Check Point Software Technologies Ltd.(b)	193,186	4,234,637
Emdeon Corp.(b)	24,371	301,957
Google Inc. Class A(b)	44,843	20,649,305

		25,185,899

IRON & STEEL – 1.14%
Nucor Corp.	268,206	14,660,140
United States Steel Corp.(a)	43,500	3,181,590

		17,841,730

LEISURE TIME – 1.19%
Brunswick Corp.(a)	19,351	617,297
Carnival Corp.	53,893	2,643,452
Harley-Davidson Inc.(a)	2,064	145,450
Royal Caribbean Cruises Ltd.(a)	366,693	15,173,756

		18,579,955

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Shares	Value
LODGING – 0.29%
Choice Hotels International Inc.(a)	54,855	$2,309,396
Marriott International Inc. Class A	1,043	49,772
Wyndham Worldwide Corp.(b)	68,283	2,186,422

		4,545,590

MACHINERY – 0.78%
Caterpillar Inc.	74,481	4,567,920
Cummins Inc.(a)	64,242	7,592,120
Graco Inc.(a)	1,892	74,961

		12,235,001

MANUFACTURING – 3.18%
Eaton Corp.(a)	97,591	7,332,988
General Electric Co.	845,778	31,471,399
Ingersoll-Rand Co. Class A(a)	275,688	10,787,671
Teleflex Inc.	1,482	95,678

		49,687,736

MEDIA – 2.91%
CBS Corp. Class B	94,515	2,946,978
Comcast Corp. Class A(a)(b)	370,058	15,664,555
Comcast Corp. Class A Special(a)(b)	18,359	768,875
DIRECTV Group Inc. (The)(b)	755,251	18,835,960
EchoStar Communications Corp.(a)(b)	74,845	2,846,355
Gannett Co. Inc.	22,839	1,380,846
Viacom Inc. Class B(b)	72,744	2,984,686

		45,428,255

METAL FABRICATE & HARDWARE – 0.01%
Commercial Metals Co.	1,913	49,355
Timken Co. (The)	3,765	109,863

		159,218

MINING – 0.27%
Freeport-McMoRan Copper & Gold Inc.	25,375	1,414,149
Phelps Dodge Corp.	23,502	2,813,659

		4,227,808

OIL & GAS – 8.92%
Anadarko Petroleum Corp.	126,906	5,522,949
Chevron Corp.	42,178	3,101,348
ConocoPhillips	431,204	31,025,128
Devon Energy Corp.	1,873	125,641
ENSCO International Inc.(a)	31,289	1,566,327
Exxon Mobil Corp.(a)	512,870	39,301,228
Marathon Oil Corp.	209,917	19,417,323
Nabors Industries Ltd.(a)(b)	113,869	3,391,019
Occidental Petroleum Corp.	415,684	20,297,850
Patterson-UTI Energy Inc.(a)	174,964	4,064,414
TODCO(b)	1,290	44,079
Unit Corp.(b)	18,846	913,089
Valero Energy Corp.	205,106	10,493,223

		139,263,618

OIL & GAS SERVICES – 0.78%
BJ Services Co.(a)	310,938	9,116,702
Halliburton Co.	37,229	1,155,960
Superior Energy Services Inc.(b)	23,323	762,196
Tidewater Inc.(a)	23,408	1,132,011

		12,166,869

PACKAGING & CONTAINERS – 0.35%
Pactiv Corp.(a)(b)	146,064	5,213,024
Sonoco Products Co.	5,274	200,728

		5,413,752

PHARMACEUTICALS – 5.48%
Barr Pharmaceuticals Inc.(b)	39,459	1,977,685
Cardinal Health Inc.	10,212	657,959
Caremark Rx Inc.	51,637	2,948,989
Endo Pharmaceuticals Holdings Inc.(b)	37,604	1,037,118
Forest Laboratories Inc.(a)(b)	200,873	10,164,174
Gilead Sciences Inc.(a)(b)	165,084	10,718,904
King Pharmaceuticals Inc.(a)(b)	162,719	2,590,486
Merck & Co. Inc.	328,652	14,329,227
Mylan Laboratories Inc.(a)	129,455	2,583,922
Pfizer Inc.	1,491,030	38,617,677

		85,626,141

REAL ESTATE – 0.05%
Realogy Corp.(b)	25,393	769,916

		769,916

REAL ESTATE INVESTMENT TRUSTS – 0.87%
Apartment Investment & Management Co. Class A	1,175	65,824
Hospitality Properties Trust	6,418	305,048
Host Hotels & Resorts Inc.(a)	503,024	12,349,239
HRPT Properties Trust	10,622	131,182
iStar Financial Inc.	6,411	306,574
New Plan Excel Realty Trust Inc.(a)	12,934	355,426

		13,513,293

RETAIL – 5.80%
American Eagle Outfitters Inc.(a)	391,188	12,208,978
AnnTaylor Stores Corp.(a)(b)	19,159	629,182
AutoNation Inc.(b)	375,671	8,009,306
Brinker International Inc.	22,189	669,220
Costco Wholesale Corp.	296,312	15,666,015
Darden Restaurants Inc.	158,059	6,349,230
Family Dollar Stores Inc.	18,820	551,991
Home Depot Inc.(a)	232,248	9,327,080
Office Depot Inc.(b)	291,194	11,114,875
OfficeMax Inc.	38,227	1,897,971
United Auto Group Inc.	34,709	818,091
Wal-Mart Stores Inc.	505,647	23,350,778

		90,592,717

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Shares	Value
SAVINGS & LOANS – 0.90%
Washington Mutual Inc.(a)	309,300	$14,070,057

		14,070,057

SEMICONDUCTORS – 1.90%
Lam Research Corp.(a)(b)	50,471	2,554,842
National Semiconductor Corp.	300,058	6,811,317
NVIDIA Corp.(b)	214,416	7,935,536
Texas Instruments Inc.	428,566	12,342,701

		29,644,396

SOFTWARE – 4.10%
Autodesk Inc.(a)(b)	201,620	8,157,545
Fiserv Inc.(a)(b)	51,098	2,678,557
IMS Health Inc.	3,260	89,585
Intuit Inc.(a)(b)	204,499	6,239,264
Microsoft Corp.	1,569,186	46,855,893

		64,020,844

TELECOMMUNICATIONS – 7.18%
AT&T Inc.	469,204	16,774,043
Cisco Systems Inc.(a)(b)	1,301,026	35,557,041
Embarq Corp.	29,480	1,549,469
Motorola Inc.(a)	1,052,098	21,631,135
QUALCOMM Inc.	195,647	7,393,500
Verizon Communications Inc.(a)	786,092	29,274,066

		112,179,254

TOYS, GAMES & HOBBIES – 0.12%
Mattel Inc.	85,643	1,940,670

		1,940,670

TRANSPORTATION – 0.84%
C.H. Robinson Worldwide Inc.	10,753	439,690
Con-way Inc.	1,498	65,972
CSX Corp.	18,201	626,660
Hunt (J.B.) Transport Services Inc.(a)	71,459	1,484,203
Norfolk Southern Corp.	40,134	2,018,339
Overseas Shipholding Group Inc.(a)	20,573	1,158,260
Ryder System Inc.(a)	116,552	5,951,145
Union Pacific Corp.	7,974	733,767
YRC Worldwide Inc.(b)	15,138	571,157

		13,049,193

TOTAL COMMON STOCKS (Cost: $1,341,356,908)		1,546,456,563

Security	Principal	Value
SHORT-TERM INVESTMENTS – 12.94%
CERTIFICATES OF DEPOSIT(c) – 0.25%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$838,849	$838,849
Washington Mutual Bank
5.33%, 03/19/07	2,995,888	2,995,888

		3,834,737

COMMERCIAL PAPER(c) – 2.19%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07(d)	1,259,603	1,241,578
Aspen Funding Corp.
5.26%, 02/21/07(d)	778,931	773,240
Beta Finance Inc.
5.27%, 01/25/07(d)	239,671	238,865
BNP Paribas Finance Inc.
5.12%, 06/06/07	419,424	410,187
CAFCO LLC
5.26%, 01/30/07(d)	599,178	596,726
Cantabric Finance LLC
5.25% - 5.26%, 01/25/07 - 03/06/07(d)	1,438,026	1,427,607
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07(d)	1,414,059	1,396,705
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	119,836	119,678
Curzon Funding LLC
5.24%, 02/27/07(d)	657,298	651,940
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	496,634	489,519
Eureka Securitization
5.26%, 02/09/07(d)	1,497,944	1,489,627
Five Finance Inc.
5.22%, 04/20/07(d)	551,243	542,611
General Electric Capital Corp.
5.12%, 06/04/07(d)	898,766	879,228
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07(d)	1,965,302	1,946,310
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07(d)	2,336,792	2,288,355
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	1,198,355	1,171,964
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	898,766	898,633
Lexington Parker Capital Co. LLC
5.18% - 5.32%, 01/10/07 - 05/17/07(d)	3,943,738	3,920,087
Lockhart Funding LLC
5.28%, 02/09/07(d)	1,198,355	1,191,676
Nationwide Building Society
5.21%, 04/13/07(d)	1,138,437	1,121,797
Nestle Capital Corp.
5.19%, 08/09/07(d)	719,013	696,312
Norddeutsche Landesbank
5.27%, 02/15/07	1,138,437	1,131,111
Polonius Inc.
5.26%, 02/20/07(d)	338,895	336,468

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Shares or Principal	Value
COMMERCIAL PAPER (Continued)
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	$398,249	$397,072
Sedna Finance Inc.
5.22%, 04/17/07(d)	683,062	672,663
Societe Generale
5.18%, 05/16/07	2,995,888	2,938,123
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07(d)	3,040,802	3,011,517
Thornburg Mortgage Capital Resources
5.28%, 01/17/07 - 03/12/07(d)	1,476,373	1,466,178
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	700,307	695,907

		34,141,684

MEDIUM-TERM NOTES(c) – 0.22%
Bank of America N.A.
5.28%, 04/20/07	299,589	299,589
Cullinan Finance Corp.
5.71%, 06/28/07(d)	898,766	898,766
K2 USA LLC
5.39%, 06/04/07(d)	898,766	898,766
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	1,402,075	1,402,075

		3,499,196

MONEY MARKET FUNDS – 2.50%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30% (e)(f)	39,048,585	39,048,585

		39,048,585

REPURCHASE AGREEMENTS(c) – 2.08%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $2,398,137 (collateralized by non-U.S. Government debt securities, value $2,471,432, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$2,396,710	2,396,710
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,798,606 (collateralized by U.S. Government obligations, value $1,834,586, 0.00% to 11.00%, 1/1/08 to 1/1/37).	1,797,532	1,797,532
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $4,196,746 (collateralized by non-U.S. Government debt securities, value $4,616,422, 1.00% to 8.84%, 8/3/14 to 12/25/46).	4,194,242	4,194,242

Security	Principal	Value
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $119,907 (collateralized by non-U.S. Government debt securities, value $125,971, 5.46%, 3/15/08).	$119,836	$119,836
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $4,196,741 (collateralized by non-U.S. Government debt securities, value $4,408,987, 3.78% to 7.41%, 11/25/19 to 10/25/45).	4,194,242	4,194,242
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $1,318,985 (collateralized by non-U.S. Government debt securities, value $1,470,358, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,318,190	1,318,190
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $719,449 (collateralized by non-U.S. Government debt securities, value $802,017, 0.00% to 10.00%, 6/1/28 to 11/16/36).	719,013	719,013
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $2,398,135 (collateralized by non-U.S. Government debt securities, value $2,493,827, 0.00% to 10.00%, 1/23/07 to 5/15/44).	2,396,710	2,396,710
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $444,939 (collateralized by non-U.S. Government debt securities, value $462,549, 0.00% to 10.00%, 1/23/07 to 5/15/44).	444,674	444,674
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $719,449 (collateralized by non-U.S. Government debt securities, value $748,157, 0.00% to 10.00%, 1/23/07 to 5/15/44).	719,013	719,013
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $599,542 (collateralized by non-U.S. Government debt securities, value $663,046, 5.58%, 1/8/36).	599,178	599,178
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $599,535 (collateralized by non-U.S. Government debt securities, value $629,915, 3.16% to 5.32%, 5/15/34 to 6/1/46).	599,178	599,178

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $299,769 (collateralized by non-U.S. Government debt securities, value $314,958, 5.75% to 8.75%, 10/1/08 to 9/15/25).	$299,589	$299,589
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $2,398,137 (collateralized by non-U.S. Government debt securities, value $2,471,462, 3.34% to 8.75%, 6/15/07 to 12/1/66).	2,396,710	2,396,710
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $899,309 (collateralized by non-U.S. Government debt securities, value $926,294, 5.50% to 8.88%, 4/15/11 to 12/1/66).	898,766	898,766
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $2,398,137 (collateralized by non-U.S. Government debt securities, value $2,476,262, 0.00% to 10.13%, 6/15/07 to 9/1/26).	2,396,710	2,396,710
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $1,199,079 (collateralized by non-U.S. Government debt securities, value $1,235,055, 4.37% to 7.75%, 3/3/08 to 12/1/25).	1,198,355	1,198,355
Morgan Stanley, 5.36%, due 1/2/07, maturity value $1,199,069 (collateralized by non-U.S. Government debt securities, value $1,248,350, 0.00% to 10.00%, 1/1/07 to 12/31/37).	1,198,355	1,198,355
Morgan Stanley, 5.51%, due 6/4/07, maturity value $858,750 (collateralized by non-U.S. Government debt securities, value $881,141, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	838,848	838,848
Wachovia Capital, 5.38%, due 1/2/07, maturity value $3,837,028 (collateralized by non-U.S. Government debt securities, value $4,031,073, 3.86% to 8.17%, 8/15/13 to 10/17/44).	3,834,736	3,834,736

		32,560,587

TIME DEPOSITS(c) – 0.00%
Bank of America N.A.
5.13%, 01/02/07	57,353	57,353

		57,353

U.S. TREASURY OBLIGATIONS – 0.11%
U.S. Treasury Bill
4.71%, 03/22/07(h)(i)	1,700,000	1,682,062

		1,682,062

VARIABLE & FLOATING RATE NOTES(c) – 5.59%
Allstate Life Global Funding II
5.33% - 5.43%, 11/02/07 - 01/25/08(d)	3,067,789	3,068,115
American Express Bank
5.32%, 02/28/07	1,198,355	1,198,354
American Express Centurion Bank
5.44%, 07/19/07	1,318,191	1,319,024
American Express Credit Corp.
5.45%, 07/05/07	359,507	359,628
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	149,936	149,936
Arkle Master Issuer PLC Series
2006-1A Class 1A 5.33%, 11/19/07(d)	898,766	898,766
ASIF Global Financing
5.41%, 05/03/07(d)	119,836	119,857
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	778,931	778,931
Bank of Ireland
5.33% - 5.35%, 08/14/07 - 12/20/07(d)	1,737,615	1,737,661
Beta Finance Inc.
5.32% - 5.41%, 04/25/07 - 07/25/07(d)	3,055,805	3,055,895
BMW US Capital LLC
5.35%, 01/15/08(d)	1,198,355	1,198,355
BNP Paribas
5.35%, 11/19/07(d)	2,216,957	2,216,957
Carlyle Loan Investment Ltd.
5.40%, 04/13/07 - 07/15/07(d)	874,799	874,799
CC USA Inc.
5.37%, 07/30/07(d)	599,178	599,225
Commodore CDO Ltd.
5.44%, 12/12/07(d)	299,589	299,589
Credit Agricole SA
5.34%, 11/23/07	1,198,355	1,198,355
Credit Suisse First Boston NY
5.38%, 04/24/07	599,178	599,187
Cullinan Finance Corp.
5.36%, 04/25/07(d)	299,589	299,589
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	173,116	173,116
DEPFA Bank PLC
5.40%, 09/14/07	1,198,355	1,198,355
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07(d)	1,378,108	1,378,153

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	$799,902	$799,902
Fifth Third Bancorp
5.33%, 12/21/07(d)	2,396,710	2,396,710
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07(d)	778,931	778,873
General Electric Capital Corp.
5.31% - 5.48%, 07/09/07 - 01/24/08(d)	1,258,273	1,258,452
Granite Master Issuer PLC
5.32%, 08/20/07(d)	4,194,243	4,194,242
Harrier Finance Funding LLC
5.32% - 5.37%, 07/25/07 - 08/15/07(d)	1,557,862	1,557,877
Hartford Life Global Funding Trust
5.37% - 5.41%, 07/13/07 - 01/15/08	1,797,533	1,797,702
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	1,198,355	1,198,355
Holmes Financing PLC
5.32%, 07/16/07(d)	2,097,121	2,097,121
JPMorgan Chase & Co.
5.32% - 5.45%, 07/27/07 - 08/02/07(g)	3,295,476	3,295,476
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	898,766	898,743
Kestrel Funding LLC
5.33%, 07/11/07(d)	479,342	479,315
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	719,013	719,013
Leafs LLC
5.35%, 01/22/07 - 02/20/07(d)	1,248,241	1,248,241
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07(d)	1,318,191	1,318,143
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	474,553	474,553
Marshall & Ilsley Bank
5.35%, 01/15/08	659,095	659,095
Master Funding LLC
5.38%, 04/25/07 - 05/25/07(d)	2,168,699	2,168,699
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	1,318,191	1,318,190
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	1,797,533	1,797,532
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	119,836	119,836
Mound Financing PLC
5.32%, 05/08/07(d)	1,126,454	1,126,454
Natex is Banques Populaires
5.35% - 5.37%, 02/05/07 - 01/15/08(d)	4,314,078	4,314,045
National City Bank of Indiana
5.35%, 05/21/07	599,178	599,197
Nationwide Building Society
5.38% - 5.49%, 02/08/07 - 10/26/07(d)	3,954,572	3,955,166
Newcastle Ltd.
5.37%, 04/24/07(d)	422,420	422,382
Northern Rock PLC
5.39%, 08/03/07(d)	1,438,026	1,438,048
Northlake CDO I
5.42%, 09/06/07(d)	359,507	359,506
Pricoa Global Funding I
5.34%, 11/27/07	1,617,779	1,617,779
Principal Life Global Funding I
5.80%, 02/08/07	539,260	539,514
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07(d)	1,737,615	1,737,594
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	1,198,355	1,198,355
Strips III LLC
5.40%, 07/24/07(d)	259,399	259,399
SunTrust Bank
5.32%, 05/01/07	1,198,355	1,198,378
Tango Finance Corp.
5.30% - 5.35%, 04/25/07 - 07/16/07(d)	2,923,986	2,923,838
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07(d)	1,977,286	1,977,286
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	1,464,220	1,464,220
Wachovia Bank N.A.
5.36%, 05/22/07	2,396,710	2,396,710
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	898,766	899,090
Wells Fargo & Co.
5.36%, 11/15/07(d)	599,178	599,207
WhistleJacket Capital Ltd.
5.31% - 5.35%, 04/18/07 - 06/13/07(d)	898,766	898,767
White Pine Finance LLC
5.31% - 5.32%, 05/22/07 - 08/20/07(d)	3,595,065	3,594,609
Wind Master Trust
5.34%, 07/25/07(d)	479,342	479,342

		87,296,803

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $202,120,242)	$202,121,007

TOTAL INVESTMENTS IN SECURITIES – 111.95% (Cost: $1,543,477,150)	1,748,577,570

Other Assets, Less Liabilities – (11.95)%	(186,637,666)

NET ASSETS – 100.00%	$1,561,939,904

(a)	All or a portion of this security represents a security on loan. See Note 4.

(b)	Non-income earning security.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	Affiliated issuer. See Note 2.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(h)	The rate quoted is the yield to maturity.

(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of December 31, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (03/16/07)	584	$41,709,280	$(85,302)

			$(85,302)

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Principal	Value
CORPORATE BONDS & NOTES – 30.14%
AEROSPACE & DEFENSE – 0.05%
Alliant Techsystems Inc.
6.75%, 04/01/16	$500,000	$500,000

		500,000

APPAREL – 0.05%
Levi Strauss & Co.
9.75%, 01/15/15	500,000	538,750

		538,750

AUTO MANUFACTURERS – 0.55%
DaimlerChrysler N.A. Holding Corp.
4.13%, 03/07/07	2,000,000	1,995,356
4.75%, 01/15/08	4,000,000	3,963,524

		5,958,880

AUTO PARTS & EQUIPMENT – 0.05%
ArvinMeritor Inc.
8.75%, 03/01/12(a)	250,000	256,875
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	250,000	251,250

		508,125

BANKS – 1.60%
Bank of America Corp.
5.49%, 03/15/19(b)(c)	4,500,000	4,460,837
Bank of America N.A.
6.00%, 10/15/36	2,150,000	2,213,567
HSBC Bank USA N.A.
5.88%, 11/01/34	3,000,000	3,001,755
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,988,966
SunTrust Banks Inc.
6.10%, 12/01/66	2,000,000	1,945,456
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,748,900

		17,359,481

BIOTECHNOLOGY – 0.13%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,435,999

		1,435,999

BUILDING MATERIALS – 0.61%
CRH America Inc.
5.63%, 09/30/11	2,500,000	2,510,495
6.00%, 09/30/16	800,000	807,516
Lafarge SA
7.13%, 07/15/36	2,800,000	3,042,091
Nortek Inc.
8.50%, 09/01/14	250,000	245,000

		6,605,102

CHEMICALS – 0.07%
Lyondell Chemical Co.
8.25%, 09/15/16	250,000	262,500
Mosaic Co. (The)
7.63%, 12/01/16(c)	250,000	259,062
Nova Chemicals Corp.
6.50%, 01/15/12	250,000	236,875

		758,437

COMMERCIAL SERVICES – 0.12%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
7.63%, 05/15/14(c)	250,000	243,750
Rental Services Corp.
9.50%, 12/01/14(c)	250,000	258,125
United Rentals North America Inc.
6.50%, 02/15/12	250,000	246,875
7.00%, 02/15/14(a)	250,000	245,312
Williams Scotsman Inc.
8.50%, 10/01/15	250,000	260,937

		1,254,999

COMPUTERS – 0.07%
Sungard Data Systems Inc.
9.13%, 08/15/13	250,000	262,500
10.25%, 08/15/15	250,000	266,875
Unisys Corp.
8.00%, 10/15/12	250,000	247,187

		776,562

DIVERSIFIED FINANCIAL SERVICES – 4.97%
Boeing Capital Corp.
6.50%, 02/15/12	1,750,000	1,845,165
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,375,973
CIT Group Funding Company of Canada
4.65%, 07/01/10	2,150,000	2,103,923
CIT Group Inc.
5.45%, 02/21/08	1,250,000	1,251,366
E*Trade Financial Corp.
8.00%, 06/15/11	250,000	261,250
General Electric Capital Corp.
6.75%, 03/15/32	3,000,000	3,435,834
General Motors Acceptance Corp.
6.13%, 01/22/08	250,000	249,452
6.88%, 09/15/11	1,250,000	1,282,122
7.25%, 03/02/11	500,000	519,967
Genworth Global Funding Trusts
5.75%, 05/15/13	2,000,000	2,041,724
GMAC LLC
6.23%, 03/20/07	4,385,000	4,385,289

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES (Continued)
Goldman Sachs Group Inc.
3.88%, 01/15/09	$3,000,000	$2,922,525
5.13%, 01/15/15	1,500,000	1,465,615
5.95%, 01/15/27	4,000,000	3,952,464
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,960,284
HSBC Finance Corp.
4.13%, 03/11/08	2,000,000	1,973,374
Idearc Inc.
8.00%, 11/15/16(c)	750,000	761,250
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	962,629
5.00%, 01/14/11	3,000,000	2,972,748
Residential Capital Corp.
6.00%, 02/22/11	5,000,000	4,990,540
6.38%, 06/30/10	4,700,000	4,754,699
SLM Corp.
5.63%, 04/10/07	1,000	1,001
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	250,000	253,125
Williams Companies Inc. Credit Linked Certificate Trust (The)
6.75%, 04/15/09(c)	3,000,000	3,052,500

		53,774,819

ELECTRIC – 2.10%
CMS Energy Corp.
7.75%, 08/01/10	500,000	527,500
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	931,650
5.88%, 02/01/33	3,500,000	3,399,879
Midwest Generation LLC
8.75%, 05/01/34	750,000	813,750
Mirant North America LLC
7.38%, 12/31/13	750,000	761,250
Northern States Power
5.25%, 07/15/35	2,500,000	2,324,052
NRG Energy Inc.
7.25%, 02/01/14	250,000	251,875
7.38%, 02/01/16	500,000	502,500
Pacific Gas & Electric Corp.
4.80%, 03/01/14	2,500,000	2,396,307
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,431,539
8.63%, 04/15/31	700,000	894,135
Reliant Energy Inc.
6.75%, 12/15/14	250,000	244,375
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,254,388
TXU Corp.
5.55%, 11/15/14	250,000	237,335
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,786,208

		22,756,743

ELECTRONICS – 0.07%
NXP BV
9.50%, 10/15/15(c)	250,000	256,250
Sanmina-SCI Corp.
6.75%, 03/01/13(a)	250,000	230,000
8.13%, 03/01/16	250,000	241,875

		728,125

ENTERTAINMENT – 0.26%
AMC Entertainment Inc.
8.00%, 03/01/14	250,000	248,125
11.00%, 02/01/16	500,000	561,250
Gaylord Entertainment Co.
8.00%, 11/15/13	1,000,000	1,037,500
Marquee Holdings Inc.
0.00%, 08/15/14	250,000	209,687
Six Flags Inc.
9.75%, 04/15/13(a)	250,000	234,687
Tropicana Entertainment
9.63%, 12/15/14(c)	500,000	495,000

		2,786,249

ENVIRONMENTAL CONTROL – 0.47%
Aleris International Inc.
9.00%, 12/15/14(c)	500,000	502,500
Allied Waste North America
7.25%, 03/15/15(a)	250,000	250,312
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,773,155
7.13%, 10/01/07	1,543,000	1,557,334

		5,083,301

FOOD – 1.13%
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	541,875
Dean Foods Co.
7.00%, 06/01/16	500,000	505,000
8.15%, 08/01/07	4,500,000	4,556,250
Delhaize America Inc.
8.13%, 04/15/11	250,000	269,689
Kroger Co. (The)
6.80%, 04/01/11	3,000,000	3,139,662
Safeway Inc.
4.80%, 07/16/07	3,000,000	2,988,369
SUPERVALU Inc.
7.88%, 08/01/09	250,000	260,574

		12,261,419

FOREST PRODUCTS & PAPER – 0.24%
Bowater Canada Finance
7.95%, 11/15/11	250,000	245,000
Domtar Inc.
7.88%, 10/15/11	250,000	259,375

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
FOREST PRODUCTS & PAPER (Continued)
Georgia-Pacific Corp.
7.13%, 01/15/17(c)	$500,000	$498,750
7.70%, 06/15/15	250,000	254,687
Weyerhaeuser Co.
7.38%, 03/15/32	1,250,000	1,304,781

		2,562,593

HEALTH CARE – PRODUCTS – 0.02%
CDRV Investors Inc.
9.63%, 01/01/15	250,000	193,750

		193,750

HEALTH CARE – SERVICES – 0.73%
HCA Inc.
6.50%, 02/15/16(a)	250,000	210,625
HealthSouth Corp.
10.75%, 06/15/16(c)	250,000	269,062
Res-Care Inc.
7.75%, 10/15/13	250,000	256,250
UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,584,751
5.80%, 03/15/36	2,400,000	2,359,966
WellPoint Inc.
5.00%, 12/15/14	1,250,000	1,210,188

		7,890,842

HOUSEHOLD PRODUCTS & WARES – 0.48%
Clorox Co. (The)
5.49%, 12/14/07	5,250,000	5,255,660

		5,255,660

INSURANCE – 2.37%
Allstate Financial Global Funding
2.50%, 06/20/08(c)	4,970,000	4,776,269
American International Group Inc.
2.88%, 05/15/08	2,500,000	2,418,805
ASIF Global Financing XVII
3.85%, 11/26/07(c)	6,500,000	6,412,887
Berkshire Hathaway Finance Corp.
5.42%, 01/11/08	1,400,000	1,401,873
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,019,764
Markel Corp.
7.35%, 08/15/34	1,000,000	1,079,193
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,509,882
6.40%, 12/15/36	1,000,000	1,004,607

		25,623,280

LODGING – 0.70%
Caesars Entertainment Inc.
8.88%, 09/15/08	3,775,000	3,935,438
Choice Hotels International Inc.
7.13%, 05/01/08	1,000,000	1,009,002
Marriott International Inc.
4.63%, 06/15/12	750,000	710,551
MGM Mirage
8.50%, 09/15/10	750,000	802,500
Starwood Hotels & Resorts Worldwide Inc.
7.88%, 05/01/12	600,000	633,671
Trump Entertainment Resorts Inc.
8.50%, 06/01/15	500,000	497,500

		7,588,662

MACHINERY – 0.03%
Columbus McKinnon Corp.
10.00%, 08/01/10	325,000	350,188

		350,188

MEDIA – 2.30%
AMFM Inc.
8.00%, 11/01/08	2,500,000	2,599,148
CCH I LLC
11.00%, 10/01/15	1,250,000	1,282,813
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%, 11/15/13	500,000	519,375
Clear Channel Communications Inc.
4.25%, 05/15/09	3,000,000	2,905,557
CMP Susquehanna Corp.
9.88%, 05/15/14(c)	250,000	248,750
Comcast Corp.
6.45%, 03/15/37	4,250,000	4,252,295
CSC Holdings Inc.
7.63%, 04/01/11	500,000	509,375
Echostar DBS Corp.
5.75%, 10/01/08	5,100,000	5,080,875
6.38%, 10/01/11	500,000	496,875
Liberty Media Corp.
7.75%, 07/15/09	250,000	259,451
7.88%, 07/15/09	500,000	521,412
8.25%, 02/01/30	250,000	245,057
Mediacom Broadband LLC
8.50%, 10/15/15	250,000	253,125
PRIMEDIA Inc.
8.88%, 05/15/11	250,000	255,000
Time Warner Entertainment Co.
8.38%, 03/15/23	350,000	410,606
8.38%, 07/15/33	1,300,000	1,571,167

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
MEDIA (Continued)
Time Warner Inc.
5.50%, 11/15/11	$2,100,000	$2,094,626
6.50%, 11/15/36	700,000	696,728
Tribune Co.
5.50%, 10/06/08	750,000	738,941

		24,941,176

MINING – 0.25%
Vale Overseas Ltd.
6.88%, 11/21/36	2,600,000	2,666,680

		2,666,680

OFFICE & BUSINESS EQUIPMENT – 0.50%
Xerox Corp.
6.11%, 12/18/09	2,750,000	2,791,250
6.88%, 08/15/11	250,000	262,813
9.75%, 01/15/09	2,200,000	2,376,000

		5,430,063

OIL & GAS – 1.29%
Anadarko Petroleum Corp.
6.45%, 09/15/36	800,000	808,397
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,695,457
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	504,375
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	1,750,000	1,642,646
Enterprise Products Operating LP
4.63%, 10/15/09	2,000,000	1,958,168
5.75%, 03/01/35	1,500,000	1,377,003
Forest Oil Corp.
8.00%, 12/15/11	500,000	520,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15(c)	250,000	245,625
Parker Drilling Co.
9.63%, 10/01/13	500,000	548,125
Pemex Project Funding Master Trust
6.63%, 06/15/35	2,200,000	2,250,600
8.50%, 02/15/08	1,000,000	1,030,000
Range Resources Corp.
7.50%, 05/15/16	250,000	256,250
Tesoro Corp.
6.25%, 11/01/12	125,000	124,375

		13,961,021

OIL & GAS SERVICES – 0.03%
Grant Prideco Inc.
6.13%, 08/15/15	100,000	97,500
Weatherford International Ltd.
5.50%, 02/15/16	250,000	242,839

		340,339

PACKAGING & CONTAINERS – 0.18%
Berry Plastics Holding Corp.
8.88%, 09/15/14(c)	250,000	253,750
Crown Americas Inc.
7.63%, 11/15/13	500,000	515,000
Graham Packaging Co. Inc.
8.50%, 10/15/12	250,000	252,500
Stone Container Corp.
9.75%, 02/01/11	859,000	885,844

		1,907,094

PHARMACEUTICALS – 0.07%
AmerisourceBergen Corp.
5.88%, 09/15/15	250,000	244,444
Bristol-Myers Squibb Co.
5.88%, 11/15/36	525,000	516,615

		761,059

PIPELINES – 0.99%
ANR Pipeline Co.
8.88%, 03/15/10	500,000	524,545
Colorado Interstate Gas Co.
6.80%, 11/15/15	250,000	259,946
Copano Energy LLC
8.13%, 03/01/16	250,000	258,750
El Paso Corp.
6.50%, 06/01/08	1,106,000	1,117,060
7.80%, 08/01/31	250,000	273,125
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	5,500,000	5,722,668
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	244,410
Plains All American Pipeline LP When Issued
6.70%, 05/15/36	1,000,000	1,028,626
SemGroup LP
8.75%, 11/15/15(c)	500,000	502,500
Williams Companies Inc.
7.13%, 09/01/11	500,000	520,000
Williams Partners LP
7.25%, 02/01/17(c)	250,000	255,000

		10,706,630

REAL ESTATE – 0.37%
Realogy Corp.
6.07%, 10/20/09(c)	4,000,000	4,001,276

		4,001,276

REAL ESTATE INVESTMENT TRUSTS – 0.98%
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	250,625
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,964,792
5.75%, 05/01/12	3,000,000	3,030,753
6.38%, 11/15/07	5,341,000	5,382,142

		10,628,312

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
RETAIL – 1.06%
Asbury Automotive Group Inc.
9.00%, 06/15/12	$250,000	$261,250
Federated Retail Holdings Inc.
5.90%, 12/01/16	4,500,000	4,493,003
Home Depot Inc.
5.49%, 12/16/09	1,000,000	999,927
Inergy LP
6.88%, 12/15/14	750,000	736,875
8.25%, 03/01/16	250,000	262,500
NPC International Inc. When Issued
9.50%, 05/01/14	250,000	256,250
Penney (J.C.) Co. Inc.
7.65%, 08/15/16	250,000	274,794
7.95%, 04/01/17	250,000	280,548
Staples Inc.
7.38%, 10/01/12	740,000	799,698
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,084,009

		11,448,854

SEMICONDUCTORS – 0.15%
Advanced Micro Devices Inc.
7.75%, 11/01/12	162,000	168,075
Freescale Semiconductor Inc.
9.13%, 12/15/14(c)	250,000	248,438
9.24%, 12/15/14(c)	250,000	247,813
Sensata Technologies BV
8.25%, 05/01/14(c)	1,000,000	960,000

		1,624,326

SOFTWARE – 0.32%
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,468,344
5.60%, 01/13/09	2,000,000	2,002,860

		3,471,204

TELECOMMUNICATIONS – 4.56%
American Cellular Corp.
10.00%, 08/01/11	250,000	264,375
Ameritech Capital Funding Corp.
6.15%, 01/15/08	1,265,000	1,270,866
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,299,565
BellSouth Corp.
6.55%, 06/15/34	4,000,000	4,100,492
Citizens Communications Co.
6.25%, 01/15/13	500,000	490,625
7.63%, 08/15/08	4,500,000	4,657,500
Corning Inc.
6.05%, 06/15/15	1,400,000	1,398,620
Cricket Communications Inc.
9.38%, 11/01/14(c)	250,000	263,750
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,414,165
8.25%, 06/15/30	3,000,000	3,688,020
Dobson Communications Corp.
8.88%, 10/01/13(a)	250,000	254,688
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,791,139
France Telecom SA
7.75%, 03/01/11	4,000,000	4,357,092
8.50%, 03/01/31	2,000,000	2,625,456
Intelsat Ltd.
5.25%, 11/01/08	1,000,000	972,500
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,618,476
Level 3 Financing Inc.
9.25%, 11/01/14(c)	1,000,000	1,020,000
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,661,844
Nextel Partners Inc.
8.13%, 07/01/11(a)	3,000,000	3,123,750
Qwest Communications International Inc.
7.25%, 02/15/11	250,000	255,625
Qwest Corp.
8.88%, 03/15/12	250,000	278,438
Telecom Italia Capital SA
4.00%, 11/15/08	1,880,000	1,830,846
5.25%, 10/01/15	2,500,000	2,335,273
Verizon New York Inc.
7.38%, 04/01/32	150,000	154,877
West Corp.
9.50%, 10/15/14(c)	250,000	250,000

		49,377,982

TRANSPORTATION – 0.22%
CNF Inc.
6.70%, 05/01/34	2,500,000	2,403,010

		2,403,010

TOTAL CORPORATE BONDS & NOTES (Cost: $328,770,499)		326,220,992

ASSET-BACKED SECURITIES – 8.41%
Ameriquest Mortgage Securities Inc. Series 2005-R3 Class A1A
5.55%, 05/25/35	2,131,362	2,132,877
Asset Backed Funding Certificates Series 2005-AQ1 Class A2
4.30%, 06/25/35	6,863,632	6,780,786
Asset Backed Funding Corp NIM Trust Series 2005-WMC1 Class N1
5.90%, 07/26/35(c)	281,384	281,120

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
Bear Stearns Asset Backed Securities Inc. Series 2006-EC1 Class M2
5.78%, 12/25/35	$2,500,000	$2,507,094
Bear Stearns Asset Backed Securities NIM Series 2005-HE9N Class A1
5.50%, 10/25/35(c)	61,173	61,173
Countrywide Asset-Backed Certificates Series 2004-10 Class AF3
3.84%, 10/25/30	695,809	692,426
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	7,500,000	7,432,600
Countrywide Asset-Backed Certificates Series 2006-7 Class M2
5.65%, 04/25/46	6,000,000	6,007,001
Dunkin Securitization Series 2006-1 Class A2
5.78%, 06/20/31(c)	13,000,000	13,161,668
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF8 Class M1
5.57%, 07/25/36	6,200,000	6,203,763
First Franklin NIM Trust Series 2005-FF1N Class N2
5.50%, 12/25/34(c)	2,101,516	2,100,469
First Franklin NIM Trust Series 2005-FF9N Class B
6.25%, 10/27/35(b)(c)	4,960,000	4,898,987
First Franklin NIM Trust Series 2005-FFH2 Class B
6.00%, 04/27/35(c)	3,757,030	3,749,561
GSAA Trust Series 2005-N2
5.00%, 12/25/34(b)(c)	186,986	186,709
Home Equity Asset Trust Series 2006-2 Class M2
5.75%, 05/25/36(c)	6,000,000	6,021,590
JP Morgan Mortgage Acquisition Corp. Series 2006-HE1 Class M2
5.75%, 01/25/36	2,558,000	2,567,391
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M1
5.61%, 06/25/36	2,200,000	2,200,705
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M2
5.64%, 06/25/36	2,450,000	2,451,835
New Century Home Equity Loan Trust Series 2005-2 Class A2MZ
5.61%, 06/25/35	6,175,224	6,184,244
Novastar Home Equity Loan Series 2006-2 Class M1
5.62%, 06/25/36	4,000,000	4,002,575
Option One Mortgage Loan Trust Series 2002-2 Class M2
7.08%, 06/25/32	665,385	665,879
Option One Mortgage Securities Corp NIM Trust Series 2005-3A Class N1
5.44%, 08/25/35(b)(c)	692,791	689,812
Park Place Securities Inc. Series 2004-MHQ1 Class A3
5.71%, 01/25/33	419,868	420,050
Sasco Net Interest Margin Trust Series 2005-NC2A Class A
5.50%, 05/27/35(c)	448,836	448,150
Sasco Net Interest Margin Trust Series 2005-WF2A Class B
7.00%, 05/27/35(b)(c)	1,836,300	1,835,149
SG Mortgage Securities NIM Trust Series 2006-FRE2 Class N1
6.00%, 07/25/36(b)(c)	3,399,217	3,392,418
Structured Asset Investment Loan Trust Series 2005-HE3 Class M3
5.88%, 09/25/35	4,000,000	4,022,990

TOTAL ASSET-BACKED SECURITIES (Cost: $90,880,596)		91,099,022

COLLATERALIZED MORTGAGE OBLIGATIONS – 20.48%
MORTGAGE-BACKED SECURITIES – 20.48%
Banc of America Funding Corp. Series 2006-H Class 2A1
6.14%, 10/20/11	5,971,655	6,046,693
Bank of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	3,390,531	3,314,244
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class X1
0.74%, 11/11/35(c)	86,094,609	2,904,238
Bear Stearns Commercial Mortgage Securities Series 2006-T22 Class A3
5.47%, 04/12/38	7,000,000	7,087,957
Chase Mortgage Finance Corp. Series 2006-A1 Class 1A1
6.07%, 09/25/36	5,495,791	5,508,608
Commercial Mortgage Pass Through Certificates Series 2001-J2A Class XC
0.49%, 07/16/34(c)	100,872,559	2,078,499
Commercial Mortgage Pass Through Certificates Series 2005-F10A Class AJ2
5.54%, 04/15/17(c)	9,000,000	9,000,431

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Alternative Loan Trust Series 2006-4CB Class 1A1
6.00%, 04/25/36	$4,947,488	$4,988,216
Countrywide Alternative Loan Trust Series 2006-5T2 Class A3
6.00%, 04/25/36	8,076,402	8,128,871
Countrywide Alternative Loan Trust Series 2006-7CB Class 1A9
6.00%, 05/25/36	9,015,637	9,072,458
Countrywide Alternative Loan Trust Series 2006-9T Class 1A1
6.00%, 05/25/36	3,602,007	3,625,777
Countrywide Alternative Loan Trust Series 2006-OA6 Class 2A
7.65%, 07/25/46	7,405,962	7,659,131
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB4 Class 1A1
5.61%, 06/20/36	12,710,196	12,784,415
CR Series 2000-ZC2 Class A1B
6.67%, 08/10/14(c)	3,455,231	3,519,993
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	4,542,856	4,426,445
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A5
0.14%, 05/15/36(c)	227,618,285	3,423,652
Global Signal Trust Series 2006-1 Class C
5.71%, 02/15/36(c)	3,000,000	3,018,985
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class X1
0.61%, 10/12/37(c)	233,964,734	9,810,703
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.21%, 12/15/44	4,000,000	3,994,382
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-FL1A Class H
6.07%, 02/15/20(c)	2,000,000	2,000,482
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	10,088,929
JP Morgan Mortgage Trust Series 2006-A1 Class 2A2
5.38%, 02/25/36	8,150,165	8,097,523
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class XCL
0.43%, 02/15/37(c)	118,992,022	3,241,117
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
5.70%, 11/25/34	137,123	138,048
MASTR Alternative Loans Trust Series 2006-2 Class 1A2
6.00%, 03/25/36	9,244,037	9,323,266
MASTR Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	2,421,070	2,364,280
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
5.61%, 04/25/36	2,370,317	2,371,792
Merrill Lynch Mortgage Investors Inc. Series 2006-A1 Class 1A1
5.89%, 03/25/36	7,914,466	7,980,813
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	2,998,048
Morgan Stanley Capital I Series 2003-T11 Class X1
0.23%, 06/13/41(c)	568,790,864	6,574,938
Residential Accredit Loans Inc. Series 2006-QS3 Class 1A10
6.00%, 03/25/36	1,789,476	1,806,410
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	1,958,812	1,877,449
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.29%, 12/15/44	10,000,000	10,028,476
Wachovia Bank Commercial Mortgage Trust Series 2005-WHL6
5.85%, 10/15/17(c)	5,000,000	5,001,752
5.90%, 10/15/17(c)	5,000,000	5,001,752
Washington Mutual Inc. Series 2006-AR10 Class 1A2
5.97%, 09/25/36	7,771,686	7,777,974
Washington Mutual Inc. Series 2006-AR14 Class 1A1
5.67%, 11/25/36	13,949,056	13,905,922
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	2,038,642	1,955,186
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR13 Class A1
5.76%, 09/25/36	8,687,184	8,740,385

		221,668,240

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $221,524,061)		221,668,240

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(d) – 0.37%
United Mexican States
7.50%, 04/08/33	$1,000,000	$1,180,000
8.38%, 01/14/11	2,500,000	2,781,250

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $3,978,115)		3,961,250

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 39.55%
MORTGAGE-BACKED SECURITIES – 32.39%
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18	6,715,389	6,487,818
5.00%, 01/01/22(e)	4,000,000	3,928,752
5.00%, 12/15/34	2,439,170	276,187
5.50%, 03/15/20	1,939,089	70,627
5.50%, 05/15/24	8,811,091	670,190
5.50%, 03/15/25	3,401,779	283,554
5.50%, 05/15/29	7,053,641	810,793
5.50%, 10/01/32	16,202,368	16,051,554
5.50%, 05/01/34	81,495	80,680
5.50%, 10/01/34	606,098	600,034
5.55%, 04/15/28	3,464,209	3,449,668
6.00%, 01/01/37(e)	31,000,000	31,222,828
6.50%, 09/01/21	1,975,168	2,017,798
6.50%, 01/01/37(e)	24,000,000	24,442,512
Federal National Mortgage Association
4.50%, 05/01/18	4,724,228	4,568,563
4.50%, 07/01/18	6,626,278	6,407,939
4.50%, 11/01/18	4,806,899	4,648,510
4.56%, 06/01/35	7,642,738	7,526,829
5.00%, 07/01/35	3,159,682	3,138,031
5.00%, 01/01/18	1,455,328	1,435,232
5.00%, 09/01/18	9,335,125	9,197,757
5.00%, 12/01/18	751,840	740,776
5.00%, 01/01/19	645,164	635,670
5.00%, 06/01/19	1,466,569	1,444,148
5.00%, 08/01/19	789,119	776,622
5.00%, 09/01/19	684,115	673,280
5.00%, 11/01/19	1,520,692	1,496,609
5.00%, 01/01/20	757,903	745,097
5.00%, 05/01/20	7,707,527	7,577,294
5.00%, 06/01/20	706,998	695,052
5.00%, 11/01/33	54,030,193	52,264,979
5.00%, 12/01/33	17,202,295	16,640,281
5.00%, 03/01/34	8,625,002	8,343,216
5.00%, 09/01/35	429,096	414,396
5.23%, 05/01/35	2,509,264	2,503,257
5.50%, 09/01/19	4,873,671	4,877,179
5.50%, 10/01/19	4,096,097	4,099,045
5.50%, 01/01/22(e)	5,000,000	4,998,440
5.50%, 07/01/33	32,785,828	32,451,620
5.50%, 01/01/34	7,158,289	7,085,320
5.50%, 07/01/34	12,601,060	12,465,967
5.50%, 03/01/35	1,256,439	1,242,089
6.00%, 03/01/33	682,860	688,617
6.00%, 08/01/34	544,939	549,023
6.00%, 01/01/37(e)	5,400,000	5,435,435
6.50%, 01/01/37(e)	30,900,000	31,479,375
7.00%, 07/01/35	784,030	804,859
7.00%, 01/01/36	1,439,901	1,477,998
7.00%, 02/01/36	1,694,862	1,739,705
Government National Mortgage Association
5.50%, 06/15/34	1,896,753	1,888,812
5.50%, 01/01/37(e)	7,000,000	6,965,000
6.50%, 09/20/36	9,872,298	10,092,065

		350,607,082

U.S. GOVERNMENT SECURITIES – 7.16%
U.S. Treasury Bonds
5.38%, 02/15/31(a)	34,050,000	36,473,407
6.13%, 08/15/29(a)	7,800,000	9,116,250
U.S. Treasury Inflation Indexed Bond
1.88%, 07/15/15	22,840,620	21,884,828
U.S. Treasury Notes
2.63%, 05/15/08(j)	398,000	386,122
3.13%, 04/15/09(j)	605,000	583,588
4.00%, 02/15/14(a)(j)	9,500,000	9,093,657

		77,537,852

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $434,083,362)		428,144,934

SHORT-TERM INVESTMENTS – 15.44%
CERTIFICATES OF DEPOSIT(f) – 0.13%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	313,282	313,283
Washington Mutual Bank
5.33%, 03/19/07	1,118,866	1,118,866

		1,432,149

COMMERCIAL PAPER(f) – 1.18%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07(c)	470,421	463,685
Aspen Funding Corp.
5.26%, 02/21/07(c)	290,905	288,780
Beta Finance Inc.
5.27%, 01/25/07(c)	89,509	89,208
BNP Paribas Finance Inc.
5.12%, 06/06/07	156,641	153,192
CAFCO LLC
5.26%, 01/30/07(c)	223,773	222,858

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Cantabric Finance LLC
5.25% - 5.26%, 01/25/07 - 03/06/07(c)	$537,056	$533,165
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07(c)	528,105	521,624
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(c)	44,755	44,696
Curzon Funding LLC
5.24%, 02/27/07(c)	245,479	243,478
Edison Asset Securitization LLC
5.21%, 04/11/07(c)	185,477	182,819
Eureka Securitization
5.26%, 02/09/07(c)	559,433	556,327
Five Finance Inc.
5.22%, 04/20/07(c)	205,871	202,647
General Electric Capital Corp.
5.12%, 06/04/07(c)	335,660	328,363
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07(c)	733,976	726,883
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07(c)	872,716	854,625
Harrier Finance Funding LLC
5.12%, 06/06/07(c)	447,546	437,690
KKR Atlantic Funding Trust
5.32%, 01/03/07(c)	335,660	335,610
Lexington Parker Capital Co. LLC
5.18% - 5.32%, 01/10/07 - 05/17/07(c)	1,472,857	1,464,024
Lockhart Funding LLC
5.28%, 02/09/07(c)	447,546	445,052
Nationwide Building Society
5.21%, 04/13/07(c)	425,169	418,954
Nestle Capital Corp.
5.19%, 08/09/07(c)	268,528	260,050
Norddeutsche Landesbank
5.27%, 02/15/07	425,169	422,433
Polonius Inc.
5.26%, 02/20/07(c)	126,566	125,660
Regency Markets No. 1 LLC
5.32%, 01/22/07(c)	148,733	148,294
Sedna Finance Inc.
5.22%, 04/17/07(c)	255,101	251,218
Societe Generale
5.18%, 05/16/07	1,118,866	1,097,293
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07(c)	1,135,640	1,124,703
Thornburg Mortgage Capital Resources
5.28%, 01/17/07 - 03/12/07(c)	551,377	547,570
Three Pillars Funding Corp.
5.26%, 02/14/07(c)	261,542	259,898

		12,750,799

Security	Shares or Principal	Value
MEDIUM-TERM NOTES(f) – 0.12%
Bank of America N.A.
5.28%, 04/20/07	$111,887	$111,887
Cullinan Finance Corp.
5.71%, 06/28/07(c)	335,660	335,660
K2 USA LLC
5.39%, 06/04/07(c)	335,660	335,660
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(c)	523,629	523,629

		1,306,836

MONEY MARKET FUNDS – 9.39%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%(g)(h)	101,631,907	101,631,907

		101,631,907

REPURCHASE AGREEMENTS(f) – 1.12%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $895,626 (collateralized by non-U.S. Government debt securities, value $922,999, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$895,093	895,093
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,567,348 (collateralized by non-U.S. Government debt securities, value $1,724,083, 1.00% to 8.84%, 8/3/14 to 12/25/46).	1,566,413	1,566,413
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $671,721 (collateralized by U.S. Government obligations, value $685,158, 0.00% to 11.00%, 1/1/08 to 1/1/37).	671,320	671,320
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $44,782 (collateralized by non-U.S. Government debt securities, value $47,046, 5.46%, 3/15/08).	44,755	44,755
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $1,567,346 (collateralized by non-U.S. Government debt securities, value $1,646,612, 3.78% to 7.41%, 11/25/19 to 10/25/45).	1,566,413	1,566,413
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $492,597 (collateralized by non-U.S. Government debt securities, value $549,131, 0.00% to 10.00%, 6/1/28 to 11/16/36).	492,301	492,301

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $268,691 (collateralized by non-U.S. Government debt securities, value $299,527, 0.00% to 10.00%, 6/1/28 to 11/16/36).	$268,528	$268,528
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $895,625 (collateralized by non-U.S. Government debt securities, value $931,363, 0.00% to 10.00%, 1/23/07 to 5/15/44).	895,093	895,093
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $166,170 (collateralized by non-U.S. Government debt securities, value $172,747, 0.00% to 10.00%, 1/23/07 to 5/15/44).	166,071	166,071
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $268,691 (collateralized by non-U.S. Government debt securities, value $279,412, 0.00% to 10.00%, 1/23/07 to 5/15/44).	268,528	268,528
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $223,909 (collateralized by non-U.S. Government debt securities, value $247,626, 5.58%, 1/8/36).	223,773	223,773
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $223,906 (collateralized by non-U.S. Government debt securities, value $235,253, 3.16% to 5.32%, 5/15/34 to 6/1/46).	223,773	223,773
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $111,954 (collateralized by non-U.S. Government debt securities, value $117,626, 5.75% to 8.75%, 10/1/08 to 9/15/25).	111,887	111,887
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $895,626 (collateralized by non-U.S. Government debt securities, value $923,010, 3.34% to 8.75%, 6/15/07 to 12/1/66).	895,093	895,093
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $335,863 (collateralized by non-U.S. Government debt securities, value $345,940, 5.50% to 8.88%, 4/15/11 to 12/1/66).	335,660	335,660
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $895,626 (collateralized by non-U.S. Government debt securities, value $924,803, 0.00% to 10.13%, 6/15/07 to 9/1/26).	895,093	895,093
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $447,817 (collateralized by non-U.S. Government debt securities, value $461,253, 4.37% to 7.75%, 3/3/08 to 12/1/25).	447,546	447,546
Morgan Stanley, 5.36%, due 1/2/07, maturity value $447,813 (collateralized by non-U.S. Government debt securities, value $466,218, 0.00% to 10.00%, 1/1/07 to 12/31/37).	447,546	447,546
Morgan Stanley, 5.51%, due 6/4/07, maturity value $320,715 (collateralized by non-U.S. Government debt securities, value $329,077, 0.00% to 10.00%, 1/1/07 to 12/31/37).(I)	313,283	313,283
Wachovia Capital, 5.38%, due 1/2/07, maturity value $1,433,005 (collateralized by non-U.S. Government debt securities, value $1,505,474, 3.86% to 8.17%, 8/15/13 to 10/17/44).	1,432,149	1,432,149

		12,160,318

TIME DEPOSITS(f) – 0.00%
Bank of America N.A.
5.13%, 01/02/07	21,420	21,420

		21,420

VARIABLE & FLOATING RATE NOTES – 3.50%
Allstate Life Global Funding II
5.33% - 5.43%, 11/02/07 - 01/25/08(c)(f)	1,145,719	1,145,842
American Express Bank
5.32%, 02/28/07(f)	447,546	447,546
American Express Centurion Bank
5.44%, 07/19/07(f)	492,301	492,613
American Express Credit Corp.
5.45%, 07/05/07(f)	134,264	134,309
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07(f)	55,996	55,996
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(c)(f)	335,660	335,660

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
ASIF Global Financing
5.41%, 05/03/07(c)(f)	$44,755	$44,763
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(c)(f)	290,905	290,905
Bank of Ireland
5.33% - 5.35%, 08/14/07 - 12/20/07(c)(f)	648,942	648,959
Beta Finance Inc.
5.32% - 5.41%, 04/25/07 - 07/25/07(c)(f)	1,141,243	1,141,276
BMW US Capital LLC
5.35%, 01/15/08(c)(f)	447,546	447,546
BNP Paribas
5.35%, 11/19/07(c)(f)	827,961	827,961
Carlyle Loan Investment Ltd.
5.40%, 04/13/07 - 07/15/07(c)(f)	326,709	326,710
CC USA Inc.
5.37%, 07/30/07(c)(f)	223,773	223,791
Commodore CDO Ltd.
5.44%, 12/12/07(c)(f)	111,887	111,887
Credit Agricole SA
5.34%, 11/23/07(f)	447,546	447,546
Credit Suisse First Boston NY
5.38%, 04/24/07(f)	223,773	223,777
Cullinan Finance Corp.
5.36%, 04/25/07(c)(f)	111,887	111,887
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(c)(f)	64,653	64,653
DEPFA Bank PLC
5.40%, 09/14/07(f)	447,546	447,546
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07(c)(f)	514,678	514,696
Eli Lilly Services Inc.
5.34%, 12/31/07(c)(f)	298,737	298,737
FedEx Corp.
5.46%, 08/08/07	5,000,000	5,000,000
Fifth Third Bancorp
5.33%, 12/21/07(c)(f)	895,093	895,093
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07(c)(f)	290,905	290,883
General Electric Capital Corp.
5.31% - 5.48%, 07/09/07 - 01/24/08(c)(f)	469,924	469,991
Goldman Sachs International
5.17%, 04/01/10(k)	270,000	270,000
Granite Master Issuer PLC
5.32%, 08/20/07(c)(f)	1,566,413	1,566,412
Harrier Finance Funding LLC
5.32% - 5.37%, 07/25/07 - 08/15/07(c)(f)	581,810	581,815
Hartford Life Global Funding Trust
5.37% - 5.41%, 07/13/07 - 01/15/08(f)	671,320	671,383
HBOS Treasury Services PLC
5.46%, 10/24/07(c)(f)	447,546	447,546
Holmes Financing PLC
5.32%, 07/16/07(c)(f)	783,206	783,206
JPMorgan Chase & Co.
5.32% - 5.45%, 07/27/07 - 08/02/07(f)(i)	1,230,753	1,230,753
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(c)(f)	335,660	335,651
Kestrel Funding LLC
5.33%, 07/11/07(c)(f)	179,019	179,009
Kommunalkredit Austria AG
5.35%, 01/09/08(c)(f)	268,528	268,528
Leafs LLC
5.35%, 01/22/07 - 02/20/07(c)(f)	466,177	466,177
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07(c)(f)	492,301	492,283
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(c)(f)	177,230	177,230
Marshall & Ilsley Bank
5.35%, 01/15/08(f)	246,151	246,151
Master Funding LLC
5.38%, 04/25/07 - 05/25/07(c)(f)	809,938	809,938
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(f)(i)	492,301	492,301
Metropolitan Life Global Funding I
5.36%, 02/08/07(c)(f)	671,320	671,320
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(c)(f)(i)	44,755	44,755
Mound Financing PLC
5.32%, 05/08/07(c)(f)	420,694	420,694
Natexis Banques Populaires
5.35% - 5.37%, 02/05/07 - 01/15/08(c)(f)	1,611,167	1,611,155
National City Bank of Indiana
5.35%, 05/21/07(f)	223,773	223,780
Nationwide Building Society
5.38% - 5.49%, 02/08/07 - 10/26/07(c)(f)	1,476,903	1,477,124
Newcastle Ltd.
5.37%, 04/24/07(c)(f)	157,760	157,746
Northern Rock PLC
5.39%, 08/03/07(c)(f)	537,056	537,064
Northlake CDO I
5.42%, 09/06/07(c)(f)	134,264	134,264
Pricoa Global Funding I
5.34%, 11/27/07(f)	604,188	604,188
Principal Life Global Funding I
5.80%, 02/08/07(f)	201,396	201,491
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07(c)(f)	648,942	648,934

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(c)(f)	$447,546	$447,546
Strips III LLC
5.40%, 07/24/07(c)(f)	96,877	96,877
SunTrust Bank
5.32%, 05/01/07(f)	447,546	447,555
Tango Finance Corp.
5.30% - 5.35%, 04/25/07 - 07/16/07(c)(f)	1,092,013	1,091,958
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07(c)(f)	738,452	738,452
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(c)(f)	546,838	546,838
Wachovia Bank N.A.
5.36%, 05/22/07(f)	895,093	895,093
Wal-Mart Stores Inc.
5.50%, 07/16/07(c)(f)	335,660	335,781
Wells Fargo & Co.
5.36%, 11/15/07(c)(f)	223,773	223,784
WhistleJacket Capital Ltd.
5.31% - 5.35%, 04/18/07 - 06/13/07(c)(f)	335,660	335,660
White Pine Finance LLC
5.31% - 5.32%, 05/22/07 - 08/20/07(c)(f)	1,342,639	1,342,469
Wind Master Trust
5.34%, 07/25/07(c)(f)	179,019	179,019

		37,872,503

TOTAL SHORT-TERM INVESTMENTS (Cost: $167,175,932)		167,175,932

TOTAL INVESTMENTS IN SECURITIES – 114.39% (Cost: $1,246,412,565)		1,238,270,370

SECURITIES SOLD SHORT – (5.74)%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – (5.74)%
Federal National Mortgage Association
5.00%, 01/01/37(e)	(6,800,000)	(6,564,122)
5.50%, 01/01/37(e)	(56,200,000)	(55,532,625)

		(62,096,747)

TOTAL SECURITIES SOLD SHORT (Proceeds: $62,663,668)		(62,096,747)

Other Assets, Less Liabilities – (8.65)%		(93,705,596)

NET ASSETS – 100.00%		$1,082,468,027

(a)	All or a portion of this security represents a security on loan. See Note 4.

(b)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(d)	Investments are denominated in U.S. dollars.

(e)	To-be-announced (TBA). See Note 1.

(f)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.

(g)	Affiliated issuer. See Note 2.

(h)	The rate quoted is the annualized seven-day yield of the fund at period end.

(i)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(j)	All or a portion of this U.S. Treasury Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(k)	All or a portion of this security is held as collateral for open swaps contracts. See Note 1.

As of December 31, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2 Year U.S Treasury Notes (04/04/07)	764	$155,879,875	$(751,796)
5 Year U.S. Treasury Note (04/04/07)	492	51,690,750	(358,312)
10 Year U.S. Treasury Note (03/30/07)	698	75,013,188	(960,057)
30 Year U.S. Treasury Bonds (03/30/07)	(116)	(12,926,750)	293,436

			$(1,776,729)

As of December 31, 2006, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with JPMorgan Chase & Co. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	$3,000,000	$17,325

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with JPMorgan Chase & Co. dated 10/3/06 to receive 0.52% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Safeway Inc. 5.80% due 8/15/12. Expiring 12/20/11.	$2,000,000	$14,973
Agreement with JPMorgan Chase & Co. dated 12/6/06 to receive 0.35% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Telefonica SA 4.38% due 2/2/16. Expiring 12/20/11.	2,750,000	(756)
Agreement with JPMorgan Chase & Co. dated 12/7/06 to receive 0.18% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Hess Corp. 6.65% due 8/15/11. Expiring 6/20/07.	3,000,000	44
Agreement with JPMorgan Chase & Co. dated 12/8/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Diamond Offshore Drilling Inc. 0.00% due 6/6/20. Expiring 12/20/16.	1,750,000	4,832
Agreement with JPMorgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co. 6.95% due 4/25/14. Expiring 3/20/07.	2,000,000	822
Agreement with JPMorgan Chase & Co. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	19,719
Agreement with JPMorgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	53,191
Agreement with Lehman Brothers Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	5,250,000	8,152
Agreement with Lehman Brothers Inc. dated 4/5/06 to receive 0.39% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	2,000,000	3,866

		$122,168

Interest-Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$(37,270)
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	(25,210)
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	(21,050)
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(71,726)

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps (Continued)
Agreement with Deutsche Bank AG dated 8/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.28%. Expiring 8/21/09.	$900,000	$(3,644)
Agreement with Deutsche Bank AG dated 8/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.22%. Expiring 8/24/09.	2,500,000	(6,198)
Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.28%. Expiring 10/17/08.	7,100,000	(9,388)
Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.26%. Expiring 10/17/11.	1,250,000	(9,197)
Agreement with Goldman Sachs Group Inc. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	(40,270)
Agreement with Goldman Sachs Group Inc. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	(138,958)
Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.30%. Expiring 4/20/08.	3,400,000	(1,122)
Agreement with JPMorgan Chase & Co. dated 1/5/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.90%. Expiring 1/9/16.	6,250,000	(121,608)
Agreement with JPMorgan Chase & Co. dated 11/4/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.19%. Expiring 11/8/15.	40,000,000	67,532
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 3/10/16.	4,000,000	31,954
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	4,264
Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 4/20/09.	2,900,000	(11,978)
Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.38%. Expiring 4/20/11.	1,700,000	(18,760)
Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.45%. Expiring 4/20/13.	900,000	(15,562)
Agreement with JPMorgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.40%. Expiring 8/4/08.	13,000,000	(35,528)
Agreement with JPMorgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.41%. Expiring 8/4/11.	1,600,000	(19,961)

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps (Continued)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11.	$1,000,000	$(7,202)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 8/29/08.	5,600,000	(9,170)

		$(500,052)

Swaptions
Agreement with JPMorgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest-rate swap, receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 6.46%. Expiring 6/23/09.	$18,200,000	$141,151

The accompanying notes are an integral part of the financial statements.

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2006

LifePath Retirement Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$159,917,195	61.44%
Domestic Equity	73,031,712	28.06
Foreign Equity	25,107,138	9.65
Short-Term and Other Net Assets	2,222,639	0.85

TOTAL	$260,278,684	100.00%

LifePath 2010 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Fixed Income	$415,638,223	52.81%
Domestic Equity	270,328,677	34.35
Foreign Equity	90,346,963	11.48
Short-Term and Other Net Assets	10,666,685	1.36

TOTAL	$786,980,548	100.00%

LifePath 2020 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Equity	$681,435,561	48.98%
Domestic Fixed Income	464,911,177	33.42
Foreign Equity	221,247,263	15.90
Short-Term and Other Net Assets	23,559,294	1.70

TOTAL	$1,391,153,295	100.00%

LifePath 2030 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Equity	$589,860,198	59.66%
Foreign Equity	190,063,744	19.23
Domestic Fixed Income	187,913,168	19.01
Short-Term and Other Net Assets	20,803,139	2.10

TOTAL	$988,640,249	100.00%

LifePath 2040 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Equity	$486,038,437	68.62%
Foreign Equity	155,734,254	21.99
Domestic Fixed Income	50,420,363	7.12
Short-Term and Other Net Assets	16,074,204	2.27

TOTAL	$708,267,258	100.00%

Active Stock Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Financial	$375,454,038	24.04%
Consumer Non-Cyclical	318,152,178	20.37
Communications	182,793,408	11.70
Energy	151,430,487	9.70
Technology	148,992,057	9.54
Consumer Cyclical	132,480,617	8.48
Industrial	131,403,546	8.41
Utilities	55,893,216	3.58
Basic Materials	49,857,016	3.19
Futures Contracts	(85,302)	(0.01)
Short-Term and Other Net Assets	15,568,643	1.00

TOTAL	$1,561,939,904	100.00%

CoreAlpha Bond Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$572,275,322	52.87%
Financial	111,387,168	10.29
Asset-Backed Securities	91,099,022	8.41
Government	81,499,102	7.53
Communications	74,319,158	6.86
Consumer Non-Cyclical	29,053,728	2.68
Consumer Cyclical	28,829,520	2.67
Energy	25,007,990	2.31
Utilities	22,756,743	2.10
Industrial	17,576,820	1.63
Technology	11,302,155	1.04
Basic Materials	5,987,710	0.56
Futures Contracts	(1,776,729)	(0.16)
Swap Agreements	(236,733)	(0.02)
Securities sold short	(62,096,747)	(5.74)
Short-Term and Other Net Assets	75,483,798	6.97

TOTAL	$1,082,468,027	100.00%

These tables are not part of the financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2006

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$19,190,595	$108,802,706	$278,080,376	$195,951,829	$144,642,353

Affiliated issuers (Note 2)	$65,086,117	$199,975,758	$390,813,844	$301,243,703	$229,834,301

Investments, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$19,190,595	$108,802,706	$278,080,376	$195,951,829	$144,642,353
Affiliated issuers (Note 2)	74,264,616	236,984,726	480,092,996	372,625,192	282,139,077
Affiliated Master Portfolios	185,310,714	543,628,461	896,495,707	602,667,857	416,305,192
Receivables:
Investment securities sold	3,063,234	11,563,839	23,613,351	19,421,540	14,897,472
Dividends and interest	13,941	43,646	100,456	64,907	59,169
Contributions	1,500,000	9,200,000	21,000,000	19,000,000	14,600,000

Total Assets	283,343,100	910,223,378	1,699,382,886	1,209,731,325	872,643,263

LIABILITIES
Payables:
Investment securities purchased	2,400,442	10,949,784	25,717,962	22,383,457	17,355,019
Collateral for securities on loan (Note 4)	19,190,595	108,802,706	278,080,376	195,951,829	144,642,353
Investment advisory fees (Note 2)	2,464	11,463	18,428	10,212	4,433
Withdrawals	1,447,575	3,455,349	4,389,046	2,722,002	2,350,738
Accrued expenses (Note 2):
Professional fees	23,318	23,450	23,579	23,437	23,340
Independent trustees’ fees	22	78	200	139	122

Total Liabilities	23,064,416	123,242,830	308,229,591	221,091,076	164,376,005

NET ASSETS	$260,278,684	$786,980,548	$1,391,153,295	$988,640,249	$708,267,258

(a)	Securities on loan with market values of $18,746,590, $106,273,783, $271,543,976, $190,791,137 and $141,071,943, respectively. See Note 4.

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,504,428,565	$1,144,780,658

Affiliated issuers (Note 2)	$39,048,585	$101,631,907

Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$1,709,528,985	$1,136,638,463
Affiliated issuers (Note 2)	39,048,585	101,631,907
Deposits with brokers for securities sold short(b)	—	62,467,978
Receivables:
Investment securities sold	20,825	74,413,217
Dividends and interest	2,446,687	9,476,260

Total Assets	1,751,045,082	1,384,627,825

LIABILITIES
Payables:
Investment securities purchased	27,065,475	178,702,448
Due to broker - variation margin	152,324	166,813
Collateral for securities on loan (Note 4)	161,390,360	60,274,025
Open swap contracts (Note 1)	—	555,811
Securities sold short, at value (Proceeds: $– and $62,663,668) (Note 1)	—	62,096,747
Investment advisory fees (Note 2)	336,829	237,345
Administration fees (Note 2)	129,090	88,955
Accrued expenses (Note 2):
Professional fees	30,965	37,546
Independent trustees’ fees	135	108

Total Liabilities	189,105,178	302,159,798

NET ASSETS	$1,561,939,904	$1,082,468,027

(a)	Securities on loan with market values of $156,229,626 and $57,419,574, respectively. See Note 4.
(b)	Net of cash and interest receivable collateral of $195,690.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2006

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
NET INVESTMENT INCOME
Dividends from affiliated issuers (Note 2)	$1,987,356	$5,962,662	$10,499,465	$7,438,759	$5,165,061
Dividends allocated from Master Portfolios	984,334	3,758,033	9,121,754	7,504,986	5,842,868
Interest from affiliated issuers (Note 2)	61,714	165,240	307,464	239,151	187,928
Interest allocated from Master Portfolios	7,187,518	18,159,757	19,895,676	7,878,479	2,399,994
Securities lending income	33,774	114,231	250,635	164,384	135,347
Expenses allocated from Master Portfolios	(638,004)	(1,838,863)	(2,907,647)	(1,845,617)	(1,196,233)

Total investment income	9,616,692	26,321,060	37,167,347	21,380,142	12,534,965

EXPENSES (Note 2)
Investment advisory fees	879,574	2,620,886	4,432,472	2,977,759	2,007,490
Professional fees	23,948	25,324	26,731	25,538	24,743
Independent trustees’ fees	1,054	3,100	5,249	3,460	2,315

Total expenses	904,576	2,649,310	4,464,452	3,006,757	2,034,548
Less expense reductions (Note 2)	(846,707)	(2,482,699)	(4,204,116)	(2,838,594)	(1,930,192)

Net expenses	57,869	166,611	260,336	168,163	104,356

Net investment income	9,558,823	26,154,449	36,907,011	21,211,979	12,430,609

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	8,407	37,198	94,401	44,165	53,542
Net realized gain from sale of investments in affiliated issuers (Note 2)	4,078,385	12,897,554	22,231,219	15,232,518	9,954,454
Net realized gain allocated from Master Portfolios	1,782,254	8,455,773	22,625,028	18,574,986	14,505,878
Net change in unrealized appreciation (depreciation) of investments	3,453,569	15,633,636	45,379,697	40,398,784	33,060,834
Net change in unrealized appreciation (depreciation) of investments allocated from Master Portfolios	3,992,568	15,724,104	38,264,347	32,541,864	25,707,007
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	218	626	1,789	647	526

Net realized and unrealized gain	13,315,401	52,748,891	128,596,481	106,792,964	83,282,241

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,874,224	$78,903,340	$165,503,492	$128,004,943	$95,712,850

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2006

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers(a)	$27,211,975	$—
Interest from unaffiliated issuers	26,923	49,574,883
Interest from affiliated issuers (Note 2)	433,739	5,253,994
Securities lending income	126,320	105,595

Total investment income	27,798,957	54,934,472

EXPENSES
Investment advisory fees (Note 2)	3,495,374	2,515,984
Administration fees (Note 2)	1,398,149	1,006,394
Professional fees (Note 2)	34,448	40,054
Independent trustees’ fees (Note 2)	5,776	4,147
Interest expense on short sales	—	10,461

Total expenses	4,933,747	3,577,040
Less expense reductions (Note 2)	(40,224)	(44,201)

Net expenses	4,893,523	3,532,839

Net investment income	22,905,434	51,401,633

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from sale of investments in unaffiliated issuers	72,575,884	(10,034,767)
Net realized gain on futures contracts	829,891	2,946,890
Net realized loss on swap contracts	—	(374,574)
Net change in unrealized appreciation (depreciation) of investments	113,974,163	5,451,620
Net change in unrealized appreciation (depreciation) of futures contracts	24,392	(2,563,569)
Net change in unrealized appreciation (depreciation) of securities sold short	—	912,901
Net change in unrealized appreciation (depreciation) of swap contracts	—	(1,569,104)

Net realized and unrealized gain (loss)	187,404,330	(5,230,603)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$210,309,764	$46,171,030

(a)	Net of foreign withholding tax of $9,476 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$9,558,823	$6,705,422	$26,154,449	$17,099,696
Net realized gain	5,869,046	2,065,260	21,390,525	7,302,171
Net change in unrealized appreciation (depreciation)	7,446,355	1,512,499	31,358,366	9,847,546

Net increase in net assets resulting from operations	22,874,224	10,283,181	78,903,340	34,249,413

Interestholder transactions:
Contributions	109,551,839	92,431,167	285,815,972	241,472,922
Withdrawals	(102,812,365)	(52,923,002)	(243,730,526)	(102,507,218)

Net increase in net assets resulting from interestholder transactions	6,739,474	39,508,165	42,085,446	138,965,704

Increase in net assets	29,613,698	49,791,346	120,988,786	173,215,117
NET ASSETS:
Beginning of year	230,664,986	180,873,640	665,991,762	492,776,645

End of year	$260,278,684	$230,664,986	$786,980,548	$665,991,762

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$36,907,011	$22,872,338	$21,211,979	$12,176,059
Net realized gain	44,950,648	17,582,125	33,851,669	12,886,484
Net change in unrealized appreciation (depreciation)	83,645,833	27,196,604	72,941,295	22,735,523

Net increase in net assets resulting from operations	165,503,492	67,651,067	128,004,943	47,798,066

Interestholder transactions:
Contributions	517,707,844	396,332,869	406,831,899	281,688,243
Withdrawals	(357,147,662)	(124,842,737)	(222,941,128)	(85,036,609)

Net increase in net assets resulting from interestholder transactions	160,560,182	271,490,132	183,890,771	196,651,634

Increase in net assets	326,063,674	339,141,199	311,895,714	244,449,700
NET ASSETS:
Beginning of year	1,065,089,621	725,948,422	676,744,535	432,294,835

End of year	$1,391,153,295	$1,065,089,621	$988,640,249	$676,744,535

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Master Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$12,430,609	$6,526,179
Net realized gain	24,513,874	9,471,814
Net change in unrealized appreciation (depreciation)	58,768,367	16,755,738

Net increase in net assets resulting from operations	95,712,850	32,753,731

Interestholder transactions:
Contributions	356,970,096	245,110,300
Withdrawals	(180,345,261)	(76,545,321)

Net increase in net assets resulting from interestholder transactions	176,624,835	168,564,979

Increase in net assets	272,337,685	201,318,710
NET ASSETS:
Beginning of year	435,929,573	234,610,863

End of year	$708,267,258	$435,929,573

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$22,905,434	$15,754,431	$51,401,633	$37,852,251
Net realized gain (loss)	73,405,775	49,417,857	(7,462,451)	(6,683,492)
Net change in unrealized appreciation (depreciation)	113,998,555	29,848,334	2,231,848	(13,290,033)

Net increase in net assets resulting from operations	210,309,764	95,020,622	46,171,030	17,878,726

Interestholder transactions:
Contributions	359,796,839	275,385,000	330,412,726	363,341,556
Withdrawals	(196,379,196)	(36,000,000)	(379,698,060)	(19,545,000)

Net increase (decrease) in net assets resulting from interestholder transactions	163,417,643	239,385,000	(49,285,334)	343,796,556

Increase (decrease) in net assets	373,727,407	334,405,622	(3,114,304)	361,675,282
NET ASSETS:
Beginning of year	1,188,212,497	853,806,875	1,085,582,331	723,907,049

End of year	$1,561,939,904	$1,188,212,497	$1,082,468,027	$1,085,582,331

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Active Stock and CoreAlpha Bond Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Each of the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of stock, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

The value of each LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of December 31, 2006, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	3.30%	12.35%
LifePath 2010	12.58	32.07
LifePath 2020	32.38	36.10
LifePath 2030	28.31	14.82
LifePath 2040	23.43	4.66

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the S&P 500 Index Master Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuation in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2006, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Retirement(a)	$84,336,585	$9,118,626	$—	$9,118,626
LifePath 2010(a)	308,897,012	36,890,420	—	36,890,420
LifePath 2020(a)	669,054,938	89,118,434	—	89,118,434
LifePath 2030(a)	497,290,477	71,286,544	—	71,286,544
LifePath 2040(a)	374,513,407	52,268,023	—	52,268,023
Active Stock	1,558,564,063	200,900,818	(10,887,311)	190,013,507
CoreAlpha Bond	1,247,555,236	3,974,559	(13,259,425)	(9,284,866)

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

FUTURES CONTRACTS

The Active Stock and CoreAlpha Bond Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of December 31, 2006, the Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Notes with face amounts of $1,700,000 and $1,103,000, respectively, for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SWAP TRANSACTIONS

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. Details of interest-rate swaps held by the Maser Portfolio as of December 31, 2006 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement BGFA’s view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, The Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of December 31, 2006 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction. As of December 31, 2006, the Master Portfolio did not hold any cash-settled credit default swap contracts.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of December 31, 2006 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of short sales held by the Master Portfolio as of December 31, 2006 are included in its Schedule of Investments.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

For its investment advisory services to the following Master Portfolios, BGFA is entitled to receive an annual investment advisory fee based on the average daily net assets for each Master Portfolio as follows:

Master Portfolio	Investment Advisory Fee
LifePath Retirement	0.35%
LifePath 2010	0.35
LifePath 2020	0.35
LifePath 2030	0.35
LifePath 2040	0.35
Active Stock	0.25
CoreAlpha Bond	0.25

Beginning May 1, 2006, BGFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2007. Prior to May 1, 2006, such waiver was voluntary.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. For those Master Portfolios that do not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has voluntarily agreed to cap the expenses of the Master Portfolios at the rate at which those Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGFA waived and/or credited investment advisory fees as follows:

Master Portfolio	Investment Advisory Fees Waived/Credited
LifePath Retirement	$846,707
LifePath 2010	2,482,699
LifePath 2020	4,204,116
LifePath 2030	2,838,594
LifePath 2040	1,930,192

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI has agreed to bear all costs of each of these Master Portfolios, excluding, generally, investment advisory fees, administration fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio. With respect to the independent expenses discussed above, BGI has voluntarily agreed to provide an offsetting credit against the administration fees paid by these Master Portfolios in an amount equal to the independent expenses. For the year ended December 31, 2006, BGI credited administration fees of $40,224 and $44,201 for the Active Stock and CoreAlpha Bond Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended December 31, 2006, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
LifePath Retirement	$33,774
LifePath 2010	114,231
LifePath 2020	250,635
LifePath 2030	164,384
LifePath 2040	135,347
Active Stock	126,320
CoreAlpha Bond	105,595

Cross trades for the year ended December 31, 2006, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the year ended December 31, 2006, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath Retirement
IMMF	1,923	312,871	313,275	1,519	$1,519,285	$61,714	$—
iShares Cohen & Steers Realty Majors Index Fund	—	81	11	70	6,986,219	157,963	185,663
iShares Lehman TIPS Bond Fund	—	286	21	265	26,182,395	1,102,080	(73,310)
iShares MSCI EAFE Index Fund	348	149	155	342	25,107,138	580,279	2,861,917
iShares S&P MidCap 400 Index Fund	126	46	53	119	9,551,740	104,364	732,162
iShares S&P SmallCap 600 Index Fund	84	29	38	75	4,917,839	33,945	296,010
iShares S&P 500 Index Fund	—	44	44	—	—	8,725	75,943
LifePath 2010
IMMF	4,736	831,082	831,519	4,299	4,299,324	165,240	—
iShares Cohen & Steers Realty Majors Index Fund	—	315	72	243	24,434,294	574,419	1,029,448
iShares Lehman TIPS Bond Fund	—	727	34	693	68,503,474	2,714,326	(118,548)
iShares MSCI EAFE Index Fund	1,309	395	470	1,234	90,346,963	2,152,848	8,643,085
iShares S&P MidCap 400 Index Fund	420	131	143	408	32,709,490	368,478	2,117,972
iShares S&P SmallCap 600 Index Fund	267	90	104	253	16,691,181	121,837	844,531
iShares S&P 500 Index Fund	—	209	209	—	—	30,754	381,066
LifePath 2020
IMMF	7,669	1,563,672	1,562,346	8,995	8,994,702	307,464	—
iShares Cohen & Steers Realty Majors Index Fund	—	715	140	575	57,710,270	1,304,681	1,574,411
iShares Lehman TIPS Bond Fund	—	789	38	751	74,178,941	2,796,126	(153,072)
iShares MSCI EAFE Index Fund	2,882	1,022	882	3,022	221,247,263	5,199,920	14,947,080
iShares S&P MidCap 400 Index Fund	815	422	269	968	77,612,828	827,583	3,755,114
iShares S&P SmallCap 600 Index Fund	525	274	188	611	40,348,992	272,682	1,333,829
iShares S&P 500 Index Fund	—	670	670	—	—	98,473	773,857

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NOTES TO THE FINANCIAL STATEMENTS (Continued)

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath 2030
IMMF	6,725	1,239,096	1,238,365	7,456	$7,455,939	$239,151	$—
iShares Cohen & Steers Realty Majors Index Fund	—	580	95	485	48,694,260	1,053,512	812,812
iShares Lehman TIPS Bond Fund	—	301	23	278	27,467,289	980,517	(94,801)
iShares MSCI EAFE Index Fund	2,206	1,025	635	2,596	190,063,744	4,398,837	10,333,559
iShares S&P MidCap 400 Index Fund	596	397	182	811	65,064,496	664,023	2,507,374
iShares S&P SmallCap 600 Index Fund	379	277	143	513	33,879,464	217,025	884,318
iShares S&P 500 Index Fund	—	848	848	—	—	124,845	789,256
LifePath 2040
IMMF	4,479	984,002	982,230	6,251	6,251,215	187,928	—
iShares Cohen & Steers Realty Majors Index Fund	—	502	109	393	39,420,976	821,430	271,614
iShares Lehman Aggregate Bond Fund	—	9	9	—	—	3,292	(10,120)
iShares MSCI EAFE Index Fund	1,469	1,067	409	2,127	155,734,254	3,548,623	6,505,113
iShares S&P MidCap 400 Index Fund	438	365	146	657	52,661,806	513,251	2,123,614
iShares S&P SmallCap 600 Index Fund	277	255	107	425	28,070,826	169,955	499,221
iShares S&P 500 Index Fund	—	818	818	—	—	108,510	565,012
Active Stock
IMMF	5,678	2,139,261	2,105,890	39,049	39,048,585	433,739	—
CoreAlpha Bond
IMMF	79,553	25,908,995	25,886,916	101,632	101,631,907	5,253,994	—

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the year ended December 31, 2006 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
LifePath Retirement	$—	$—	$56,584,376	$26,194,736
LifePath 2010	—	—	167,569,452	87,399,591
LifePath 2020	—	—	341,059,807	198,901,011
LifePath 2030	—	—	302,923,390	190,042,218
LifePath 2040	—	—	262,477,284	164,968,100
Active Stock	—	—	1,050,327,283	902,368,684
CoreAlpha Bond	2,523,923,263	2,683,603,106	538,680,430	407,055,755

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

4.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of December 31, 2006, the Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of December 31, 2006 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. MIP is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolios’ financial statement disclosures.

6.	FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004 (a)		Year Ended December 31, 2003	Period Ended December 31, 2002 (b)		Year Ended February 28, 2002
LifePath Retirement
Ratio of expenses to average net assets(c)(d)	0.28%	0.31%	0.31%		0.35%	0.35%		0.46%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.61%	0.65%	0.60%		n/a	n/a		n/a
Ratio of net investment income to average net assets(c)(d)	3.80%	3.24%	2.46%		2.27%	2.98%		3.73%
Portfolio turnover rate(f)	10%	11%	138	%(g)	29%	56%		116%
Total return	9.30%	4.82%	6.85%		12.45%	(1.36	)%(h)	2.68%

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Master Portfolio	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004 (a)		Year Ended December 31, 2003	Period Ended December 31, 2002(b)		Year Ended February 28, 2002
LifePath 2010
Ratio of expenses to average net assets(c)(d)	0.27%	0.30%	0.30%		0.35%	0.35%		0.46%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.60%	0.64%	0.59%		n/a	n/a		n/a
Ratio of net investment income to average net assets(c)(d)	3.49%	2.96%	2.32%		2.12%	2.49%		3.11%
Portfolio turnover rate(f)	12%	12%	130	%(g)	23%	72%		86%
Total return	10.65%	5.70%	7.88%		16.16%	(6.43	)%(h)	(0.70)%
LifePath 2020
Ratio of expenses to average net assets(c)(d)	0.25%	0.28%	0.29%		0.35%	0.35%		0.44%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.58%	0.62%	0.57%		n/a	n/a		n/a
Ratio of net investment income to average net assets(c)(d)	2.91%	2.53%	2.05%		2.04%	2.14%		2.23%
Portfolio turnover rate(f)	16%	17%	140	%(g)	23%	67%		86%
Total return	13.51%	7.04%	9.77%		21.11%	(10.18	)%(h)	(4.99)%
LifePath 2030
Ratio of expenses to average net assets(c)(d)	0.24%	0.26%	0.28%		0.35%	0.35%		0.46%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.57%	0.60%	0.56%		n/a	n/a		n/a
Ratio of net investment income to average net assets(c)(d)	2.49%	2.22%	1.93%		1.98%	1.81%		1.74%
Portfolio turnover rate(f)	22%	24%	138	%(g)	32%	68%		53%
Total return	15.62%	8.13%	11.28%		24.36%	(13.05	)%(h)	(7.82)%
LifePath 2040
Ratio of expenses to average net assets(c)(d)	0.23%	0.26%	0.28%		0.35%	0.35%		0.49%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.56%	0.59%	0.56%		n/a	n/a		n/a
Ratio of net investment income to average net assets(c)(d)	2.17%	1.96%	1.74%		1.86%	1.57%		1.13%
Portfolio turnover rate(f)	29%	38%	147	%(g)	29%	62%		15%
Total return	17.47%	8.74%	11.93%		28.14%	(15.63	)%(h)	(10.48)%
Active Stock
Ratio of expenses to average net assets(c)	0.35%	0.35%	0.35%		n/a	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(c)	0.35%	n/a	n/a		n/a	n/a		n/a
Ratio of net investment income to average net assets(c)	1.64%	1.50%	1.57%		n/a	n/a		n/a
Portfolio turnover rate(f)	65%	54%	70%		n/a	n/a		n/a
Total return	15.65%	8.79%	10.40	%(h)	n/a	n/a		n/a
CoreAlpha Bond
Ratio of expenses to average net assets(c)	0.35%	0.35%	0.35%		n/a	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(c)	0.36%	n/a	n/a		n/a	n/a		n/a
Ratio of net investment income to average net assets(c)	5.11%	4.19%	3.08%		n/a	n/a		n/a
Portfolio turnover rate(f)	301%	270%	313%		n/a	n/a		n/a
Total return	4.36%	1.98%	1.30	%(h)	n/a	n/a		n/a

(a)	For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.

(b)	For the ten months ended December 31, 2002. The LifePath Master Portfolios changed their fiscal year-end from February 28 to December 31.

(c)	Annualized for periods of less than one year.

(d)

After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios. The ratio also reflects BGFA’s waiver of these pro rata advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios and the waiver of the advisory and administration fees of the other Underlying Funds. (See Note 2 above)

(e)

After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios.

(f)	Portfolio turnover rates include in-kind transactions, if any.

(g)	Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.

(h)	Not annualized.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the LifePath Retirement Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2006, and the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Notes:

The LifePath® Portfolios (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-LP1206

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2006 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2006

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

INSTITUTIONAL SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/06)	Ending Account Value (12/31/06)	Annualized Expense Ratio(a)	Expenses Paid During Period (b) (7/1/06 to 12/31/06)
Government Money Market
Institutional Shares
Actual	$1,000.00	$1,026.60	0.12%	$0.61
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.12	0.61
Institutional Money Market
Institutional Shares
Actual	1,000.00	1,026.90	0.10	0.51
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.10	0.51
Prime Money Market
Institutional Shares
Actual	1,000.00	1,026.70	0.12	0.61
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.12	0.61
Treasury Money Market
Institutional Shares
Actual	1,000.00	1,026.70	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,025.21	0.00	0.00

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes expense reductions during the period.

(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Institutional Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2006

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$167,285,009	$5,814,334,517	$7,521,905,359	$185,484,268

Total Assets	167,285,009	5,814,334,517	7,521,905,359	185,484,268

LIABILITIES
Payables:
Distribution to shareholders	541,710	26,471,006	32,274,992	808,516
Administration fees (Note 2)	9,407	270,568	376,504	3,913
Distribution fees – Aon Captives Shares (Note 2)	—	17,696	—	—
Accrued expenses (Note 2):
Professional fees	15,954	16,904	18,573	15,940
Independent trustees’ fees	—	—	—	46

Total Liabilities	567,071	26,776,174	32,670,069	828,415

NET ASSETS	$166,717,938	$5,787,558,343	$7,489,235,290	$184,655,853

Net assets consist of:
Paid-in capital	$166,717,938	$5,787,527,843	$7,489,172,421	$184,655,853
Undistributed net investment income	—	31,320	5,563	—
Undistributed net realized gain (accumulated net realized loss)	—	(820)	57,306	—

NET ASSETS	$166,717,938	$5,787,558,343	$7,489,235,290	$184,655,853

Aon Captives Shares
Net Assets	$—	$69,082,724	$—	$—

Shares outstanding	—	69,082,172	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$395,262	$4,198,724,323	$5,915,836,373	$126,517,575

Shares outstanding	395,262	4,198,709,058	5,915,789,555	126,517,575

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$123,532,104	$1,321,042,198	$1,551,648,412	$2,111,547

Shares outstanding	123,532,104	1,321,031,259	1,551,631,945	2,111,547

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$42,682,680	$1,228,948	$21,642,357	$55,918,956

Shares outstanding	42,682,680	1,228,941	21,642,773	55,918,956

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$107,892	$197,480,150	$108,148	$107,775

Shares outstanding	107,892	197,480,202	108,148	107,775

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2006

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$8,739,812	$279,166,390	$441,029,206	$4,303,455
Expenses(a)	(144,105)	(4,242,262)	(7,058,243)	—

Net investment income allocated from corresponding Master Portfolio	8,595,707	274,924,128	433,970,963	4,303,455

FUND EXPENSES (Note 2)
Administration fees	147,743	3,219,246	4,832,189	45,857
Distribution fees – Aon Captives Shares	—	76,420	—	—
Professional fees	16,432	31,129	41,730	16,130
Independent trustees’ fees	827	22,919	38,951	302

Total fund expenses	165,002	3,349,714	4,912,870	62,289
Less expense reductions (Note 2)	(20,104)	(1,237,001)	(543,539)	(55,460)

Net fund expenses	144,898	2,112,713	4,369,331	6,829

Net investment income	8,450,809	272,811,415	429,601,632	4,296,626

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	—	1,322	57,306	—

Net realized gain	—	1,322	57,306	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,450,809	$272,812,737	$429,658,938	$4,296,626

(a)	Net of investment advisory fee reductions in the amounts of $55,520, $1,330,207, $1,790,931 and $108,850, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,450,809	$29,123,137	$272,811,415	$213,360,485
Net realized gain	—	—	1,322	32,325

Net increase in net assets resulting from operations	8,450,809	29,123,137	272,812,737	213,392,810

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(3,715,877)	(2,943,319)
Institutional Shares	(2,592,685)	(22,103,787)	(186,931,038)	(129,993,058)
Premium Shares	(3,831,192)	(6,585,019)	(78,290,437)	(79,980,794)
Select Shares	(2,022,076)	(431,372)	(291,403)	(440,285)
Trust Shares	(4,856)	(2,959)	(3,586,798)	(2,975)

Total distributions to shareholders	(8,450,809)	(29,123,137)	(272,815,553)	(213,360,431)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	(8,815,803)	(28,534,415)
Institutional Shares	(168,804,945)	(278,900,244)	712,850,474	(138,646,363)
Premium Shares	(59,710,662)	183,142,328	(482,128,328)	585,770,940
Select Shares	1,970,382	40,611,873	(23,711,270)	18,227,811
Trust Shares	4,739	2,785	197,376,819	2,796

Net increase (decrease) in net assets resulting from capital share transactions	(226,540,486)	(55,143,258)	395,571,892	436,820,769

Increase (decrease) in net assets	(226,540,486)	(55,143,258)	395,569,076	436,853,148
NET ASSETS:
Beginning of year	393,258,424	448,401,682	5,391,989,267	4,955,136,119

End of year	$166,717,938	$393,258,424	$5,787,558,343	$5,391,989,267

Undistributed net investment income included in net assets at end of year	$—	$—	$31,320	$3,747

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$429,601,632	$400,061,034	$4,296,626	$683,583
Net realized gain	57,306	8,607	—	—

Net increase in net assets resulting from operations	429,658,938	400,069,641	4,296,626	683,583

Distributions to shareholders:
From net investment income:
Institutional Shares	(296,267,556)	(231,155,121)	(3,943,200)	(590,271)
Premium Shares	(131,802,661)	(166,418,165)	(33,439)	(87,324)
Select Shares	(1,540,469)	(2,484,802)	(315,134)	(3,114)
Trust Shares	(4,899)	(2,946)	(4,853)	(2,874)

Total distributions to shareholders	(429,615,585)	(400,061,034)	(4,296,626)	(683,583)

Capital share transactions (Note 3):
Institutional Shares	(606,011,616)	520,868,715	26,175,036	100,242,105
Premium Shares	(1,682,103,111)	(2,013,369,862)	(434,856)	2,445,981
Select Shares	(59,716,384)	(88,977,243)	55,815,617	2,930
Trust Shares	4,782	2,775	4,733	2,691

Net increase (decrease) in net assets resulting from capital share transactions	(2,347,826,329)	(1,581,475,615)	81,560,530	102,693,707

Increase (decrease) in net assets	(2,347,782,976)	(1,581,467,008)	81,560,530	102,693,707
NET ASSETS:
Beginning of year	9,837,018,266	11,418,485,274	103,095,323	401,616

End of year	$7,489,235,290	$9,837,018,266	$184,655,853	$103,095,323

Undistributed net investment income included in net assets at end of year	$5,563	$13,322	$—	$—

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund — Institutional Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01

Total from investment operations	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	5.04%	3.28%	0.64	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$395	$169,200	$448,100
Ratio of expenses to average net assets(c)	0.12%	0.03%	0.00%
Ratio of expenses to average net assets prior to expense reductions(c)	0.16%	0.12%	0.12%
Ratio of net investment income to average net assets(c)	4.75%	3.04%	1.93%

(a)	Commencement of operations.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund — Institutional Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005		Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Year ended Dec. 31, 2002
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.05	0.03		0.01		0.01		0.02
Net realized gain (loss)	0.00 (a)	(0.00	)(a)	(0.00	)(a)	0.00	(a)	—

Total from investment operations	0.05	0.03		0.01		0.01		0.02

Less distributions from:
Net investment income	(0.05)	(0.03)		(0.01)		(0.01)		(0.02)
Net realized gain	—	—		—		(0.00	)(a)	(0.00	)(a)

Total distributions	(0.05)	(0.03)		(0.01)		(0.01)		(0.02)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total return	5.11%	3.29%		1.39%		1.14%		1.83%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,198,724	$3,485,876		$3,624,503		$3,998,225		$3,327,652
Ratio of expenses to average net assets(b)	0.10%	0.05%		0.06%		0.12%		0.12%
Ratio of expenses to average net assets prior to expense reductions(b)	0.14%	0.12%		0.12%		n/a		n/a
Ratio of net investment income to average net assets(b)	4.97%	3.26%		1.37%		1.13%		1.77%

(a)	Rounds to less than $0.01.

(b)	These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund — Institutional Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Period from Apr. 16, 2003(a) to Dec. 31, 2003
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00
Income from investment operations:
Net investment income	0.05	0.03	0.01		0.01
Net realized gain (loss)	0.00 (b)	0.00 (b)	0.00	(b)	(0.00	)(b)

Total from investment operations	0.05	0.03	0.01		0.01

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)		(0.01)
Net realized gain	—	—	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.05)	(0.03)	(0.01)		(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00

Total return	5.07%	3.26%	1.40%		0.80	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,915,836	$6,521,818	$6,000,944		$2,967,075
Ratio of expenses to average net assets(d)	0.11%	0.08%	0.04%		0.03%
Ratio of expenses to average net assets prior to expense reductions(d)	0.14%	0.12%	0.12%		n/a
Ratio of net investment income to average net assets(d)	4.93%	3.28%	1.45%		1.10%

(a)	Commencement of operations.

(b)	Rounds to less than $0.01.

(c)	Not annualized.

(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund — Institutional Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01

Total from investment operations	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	5.04%	3.20%	0.61	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$126,518	$100,343	$100
Ratio of expenses to average net assets(c)	0.00%	0.00%	0.00%
Ratio of expenses to average net assets prior to expense reductions(c)	0.19%	0.12%	0.12%
Ratio of net investment income to average net assets(c)	5.03%	4.03%	1.82%

(a)	Commencement of operations.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2006, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Institutional Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Premium Shares, Select Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Premium Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 83.96%, 90.92% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2006). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

As of December 31, 2006, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Losses	Net Distributable Earnings
Institutional Money Market	$31,320	$(820)	$30,500
Prime Money Market	62,869	—	62,869

The tax character of distributions paid for the years ended December 31, 2006 and December 31, 2005 were as follows:

Fund	2006	2005
Government Money Market
Distributions paid from:
Ordinary Income	$8,450,809	$29,123,137

Total Distributions	$8,450,809	$29,123,137

Institutional Money Market
Distributions paid from:
Ordinary Income	$272,815,553	$213,360,431

Total Distributions	$272,815,553	$213,360,431

Prime Money Market
Distributions paid from:
Ordinary Income	$429,615,585	$400,061,034

Total Distributions	$429,615,585	$400,061,034

Treasury Money Market
Distributions paid from:
Ordinary Income	$4,296,626	$683,583

Total Distributions	$4,296,626	$683,583

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2006.

From November 1, 2006 to December 31, 2006, the Institutional Money Market Fund incurred net realized capital losses. As permitted by tax regulations, the Fund has elected to defer the losses of $2 and treat it as arising in the year ending December 31, 2007.

As of December 31, 2006, the tax year-end of the Funds, the Institutional Money Market Fund had tax basis net capital loss carryforward of $818 expiring in 2014. Such losses may be applied against any net realized taxable gains in the succeeding year or until the respective expiration date, whichever occurs first.

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Institutional Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. Beginning May 1, 2006, BGI is entitled to receive for these administration services an annual fee of 0.05% of the average daily net assets of each Fund’s Institutional Shares. Prior to May 1, 2006, BGI was entitled to receive an annual fee of 0.02%. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has voluntarily agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGI waived and/or credited administration fees of $5,384, $845,244, $370,136 and $50,824 for the Institutional Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Each master portfolio of MIP and other investment companies managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser, may invest in the Institutional Shares of the Funds.

Certain officers and trustees of the Trust are also officers of BGI and/or BGFA. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

As of December 31, 2006, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Institutional Shares of the Funds were as follows:

	Government Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	231,521,447	$231,521,447	3,496,987,064	$3,496,987,064
Shares issued in reinvestment of dividends and distributions	2,575,110	2,575,110	11,575,759	11,575,759
Shares redeemed	(402,901,502)	(402,901,502)	(3,787,463,067)	(3,787,463,067)

Net decrease	(168,804,945)	$(168,804,945)	(278,900,244)	$(278,900,244)

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

	Institutional Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	36,154,309,000	$36,154,309,000	50,465,914,687	$50,465,914,687
Shares issued in reinvestment of dividends and distributions	51,047,284	51,047,284	25,494,250	25,494,250
Shares redeemed	(35,492,505,810)	(35,492,505,810)	(50,630,055,300)	(50,630,055,300)

Net increase (decrease)	712,850,474	$712,850,474	(138,646,363)	$(138,646,363)

	Prime Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	42,090,233,316	$42,090,233,316	49,352,419,789	$49,352,419,789
Shares issued in reinvestment of dividends and distributions	137,659,445	137,659,445	83,685,767	83,685,767
Shares redeemed	(42,833,904,377)	(42,833,904,377)	(48,915,236,841)	(48,915,236,841)

Net increase (decrease)	(606,011,616)	$(606,011,616)	520,868,715	$520,868,715

	Treasury Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	615,320,000	$615,320,000	100,000,000	$100,000,000
Shares issued in reinvestment of dividends and distributions	353,087	353,087	242,105	242,105
Shares redeemed	(589,498,051)	(589,498,051)	—	—

Net increase	26,175,036	$26,175,036	100,242,105	$100,242,105

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Institutional Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

14

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2006:

Fund	Interest-Related Dividends
Government Money Market	$8,450,809
Institutional Money Market	227,229,125
Prime Money Market	386,343,807
Treasury Money Market	4,296,626

15

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 149 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2005) of Global Index and Markets Group of BGI; Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.; Director (2000-2003) of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of BGIF due to his affiliations with BGFA, the investment adviser of the Master Portfolios, BGI, the parent company of BGFA and the administrator of the Funds and the Master Portfolios, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii; Director (since 2002) and Chairman of the Board (since 2005) of PBS (Public Broadcasting Service); Advisory Committee Member (since 1999) of Stanford Institute for Economic Policy Research; Director (since 1998) of Commonwealth Club of California; Advisory Committee Member (since 1992) of Pacific Forum/CSIS.

A. John Gambs, 1945	Trustee (since 2006).	Retired.	Trustee (since 2006) of MIP; Governor (since 2001) and Vice President (since 2002) of San Francisco Symphony; Trustee (1995-2005) of Marin Country Day School; Trustee (2000-2004) of Marin Academy; President and Director (since 1997) of the Gambs Family Foundation.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of California State Automobile Association; Director (since 2001) of Maier Siebel Baber; Trustee (since 2005) of World Affairs Council of Northern California.

17

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Leo Soong, 1946	Trustee (since 2000) and Lead Trustee (since 2006).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder (President through 1999) of Crystal Geyser Water Co.	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association; Director (since 2001) of Flash Electronics.

18

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.97%
Banc of America Securities LLC Tri-Party, 5.30%, due 1/2/07, maturity value $35,580,341 (collateralized by U.S. Government obligations, value $36,270,589, 5.71%, 12/1/36).	$35,559,400	$35,559,400
Credit Suisse First Boston Tri-Party, 5.32%, due 1/2/07, maturity value $35,580,420 (collateralized by U.S. Government obligations, value $36,275,356, 4.50% to 6.05%, 3/1/34 to 9/1/36).	35,559,400	35,559,400
Goldman Sachs Group Inc. Tri-Party, 5.34%, due 1/2/07, maturity value $35,580,499 (collateralized by U.S. Government obligations, value $36,271,158, 4.63%, 10/15/13).	35,559,400	35,559,400
Lehman Brothers Holdings Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $35,580,341 (collateralized by U.S. Government obligations, value $36,271,742, 3.50% to 8.68%, 2/1/16 to 10/1/44).	35,559,400	35,559,400
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $25,014,806 (collateralized by U.S. Government obligations, value $25,752,858, 0.00% to 5.80%, 5/16/31 to 10/15/36).	25,000,000	25,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $167,237,600)		167,237,600

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $167,237,600)		167,237,600

Other Assets, Less Liabilities – 0.03%		47,409

NET ASSETS – 100.00%		$167,285,009

The accompanying notes are an integral part of these financial statements.

19

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 1.81%
Calyon
5.18%, 03/30/07	$50,000,000	$50,000,000
Wells Fargo Bank N.A.
4.80%, 01/29/07	75,000,000	74,997,616

TOTAL CERTIFICATES OF DEPOSIT (Cost: $124,997,616)		124,997,616

COMMERCIAL PAPER – 26.52%
Amstel Funding Corp.
5.12%, 06/01/07(a)	41,621,000	40,715,327
5.22%, 04/16/07(a)	50,000,000	49,224,250
5.25%, 02/13/07(a)	20,000,000	19,868,750
Beta Finance Inc.
5.23%, 03/29/07(a)	67,000,000	66,133,708
Cantabric Finance LLC
5.24%, 03/07/07(a)	50,000,000	49,512,389
5.25%, 03/06/07(a)	100,000,000	99,037,500
5.26%, 01/30/07(a)	20,000,000	19,909,411
Cheyne Finance LLC
5.27%, 02/09/07(a)	31,000,000	30,813,940
Cobbler Funding Ltd.
5.38%, 01/25/07(a)	56,000,000	55,782,409
Concord Minutemen Capital Co. LLC
5.27%, 01/12/07(a)	25,000,000	24,952,469
Curzon Funding LLC
5.24%, 02/27/07(a)	50,000,000	49,570,611
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	38,591,611
Giro Multi-Funding Corp.
5.32%, 01/26/07(a)	84,360,000	84,023,403
Grampian Funding LLC
5.16%, 06/06/07(a)	35,000,000	34,207,367
Harrier Finance Funding LLC
5.12%, 06/06/07(a)	80,000,000	78,204,066
Kestrel Funding LLC
5.25%, 01/10/07(a)	25,000,000	24,959,896
KKR Pacific Funding Trust
5.38%, 01/23/07(a)	100,000,000	99,641,334
Lexington Parker Capital Co. LLC
5.19%, 05/17/07(a)	75,000,000	73,509,312
5.20%, 04/12/07(a)	5,000,000	4,925,611
5.21%, 04/11/07(a)	51,364,000	50,605,782
5.26%, 02/14/07(a)	129,261,000	128,392,222
Nelnet Student Asset Funding LLC
5.35%, 01/16/07(a)	30,249,000	30,172,579
5.35%, 01/23/07(a)	18,958,000	18,890,383
Nestle Capital Corp.
5.19%, 08/09/07(a)	15,000,000	14,519,925
Polonius Inc.
5.26%, 02/20/07(a)	39,150,000	38,852,547
Prudential Funding LLC
5.26%, 01/25/07(a)	20,000,000	19,924,022
Sedna Finance Inc.
5.22%, 04/17/07(a)	50,000,000	49,217,000
5.26%, 01/31/07(a)	100,000,000	99,532,445
Sigma Finance Inc.
5.21%, 05/03/07(a)	75,000,000	73,654,084
5.26%, 02/21/07(a)	30,000,000	29,767,683
Simba Funding Corp.
5.26%, 01/26/07(a)	26,630,000	26,524,945
Societe Generale North America Inc.
5.10%, 08/13/07	140,000,000	135,522,061
5.14%, 06/06/07	30,000,000	29,323,892
5.17%, 06/08/07	65,000,000	63,507,889
Thames Asset Global Securitization No. 1 Inc.
5.26%, 01/22/07(a)	35,013,000	34,895,337
5.33%, 01/22/07(a)	50,000,000	49,829,736

TOTAL COMMERCIAL PAPER (Cost: $1,836,715,896)		1,836,715,896

MEDIUM-TERM NOTES – 2.31%
Cullinan Finance Corp.
5.07%, 02/26/07(a)	70,000,000	70,000,000
5.18%, 03/15/07(a)	20,000,000	20,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sigma Finance Inc.
5.35%, 04/27/07(a)	35,000,000	34,998,867

TOTAL MEDIUM-TERM NOTES (Cost: $159,998,867)		159,998,867

REPURCHASE AGREEMENTS – 30.33%
Bank of America N.A. Tri-Party, 5.30%, due 1/2/07, maturity value $40,023,556 (collateralized by U.S. Government obligations, value $40,800,000, 6.50% to 8.19%, 8/1/35 to 10/1/36).	40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party, 5.37%, due 1/2/07, maturity value $150,089,500 (collateralized by U.S. Government obligations, value $153,003,074, 4.00% to 11.00%, 1/1/08 to 1/1/37).	150,000,000	150,000,000
BNP Securities Corp. Tri-Party, 5.36%, due 1/2/07, maturity value $10,005,956 (collateralized by non-U.S. Government debt securities, value $10,500,001, 5.46%, 3/15/08).	10,000,000	10,000,000

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
Citigroup Global Markets Holdings Inc. Tri-Party, 5.42%, due 1/2/07, maturity value $50,030,111 (collateralized by non-U.S. Government debt securities, value $56,422,383, 0.00% to 10.00%, 5/27/33 to 12/21/36).	$50,000,000	$50,000,000
Citigroup Global Markets Holdings Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $250,151,667 (collateralized by non- U.S. Government debt securities, value $275,473,985, 0.00% to 10.00%, 5/27/33 to 12/21/36).	250,000,000	250,000,000
Credit Suisse First Boston Inc. Tri-Party, 5.32%, due 1/2/07, maturity value $40,023,644 (collateralized by U.S. Government obligations, value $40,802,485, 5.47% to 5.99%, 2/1/36 to 12/1/36).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party, 5.31%, due 1/2/07, maturity value $400,236,000 (collateralized by U.S. Government obligations, value $408,000,000, 5.00% to 6.50%, 3/1/26 to 12/1/36).	400,000,000	400,000,000
Goldman Sachs Group Inc. Tri-Party, 5.34%, due 1/2/07, maturity value $50,029,667 (collateralized by U.S. Government obligations, value $51,500,000, 5.58% to 6.32%, 7/15/23 to 8/15/35).	50,000,000	50,000,000
Goldman Sachs Group Inc. Tri-Party, 5.35%, due 1/2/07, maturity value $100,059,444 (collateralized by non-U.S. Government debt securities, value $105,000,000, 5.94% to 6.00%, 6/25/36 to 10/25/36).	100,000,000	100,000,000
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $200,119,111 (collateralized by non-U.S. Government debt securities, value $210,000,000, 0.00% to 6.50%, 3/20/10 to 5/25/46).	200,000,000	200,000,000
Goldman Sachs Group Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $25,015,167 (collateralized by non- U.S. Government debt securities, value $26,250,000, 0.00% to 10.00%, 1/1/10).	25,000,000	25,000,000
Greenwich Capital Markets Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $50,030,333 (collateralized by non-U.S. Government debt securities, value $57,037,399, 0.41% to 7.50%, 4/1/36 to 8/15/36).	50,000,000	50,000,000
HSBC Securities Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $50,029,778 (collateralized by non-U.S. Government debt securities, value $52,500,031, 5.28% to 5.35%, 7/1/24 to 6/1/46).	50,000,000	50,000,000
JP Morgan Securities Inc. Tri-Party, 5.41%, due 1/2/07, maturity value $15,009,017 (collateralized by non-U.S. Government debt securities, value $15,750,749, 7.19%, 4/1/11).	15,000,000	15,000,000
Lehman Brothers Holdings Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $250,151,111 (collateralized by non-U.S. Government debt securities, value $261,626,384, 0.00% to 11.19%, 1/16/07 to 12/15/36).	250,000,000	250,000,000
Lehman Brothers Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $50,029,444 (collateralized by U.S. Government obligations, value $51,004,002, 4.19% to 7.28%, 10/1/30 to 7/1/36).	50,000,000	50,000,000
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $40,023,689 (collateralized by U.S. Government obligations, value $41,203,349, 5.62% to 5.65%, 2/20/34 to 7/15/36).	40,000,000	40,000,000
Morgan Stanley Tri-Party, 5.51%, due 1/4/08, maturity value $264,195,903 (collateralized by non-U.S. Government debt securities, value $271,084,771, 0.00% to 10.00%, 1/1/07 to 12/31/37).(b)	250,000,000	250,000,000
Wachovia Capital Tri-Party, 5.38%, due 1/2/07, maturity value $80,047,822 (collateralized by non-U.S. Government debt securities, value $84,000,001, 4.35% to 6.23%, 1/20/22 to 11/15/48).	80,000,000	80,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,100,000,000)		2,100,000,000

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
TIME DEPOSITS – 1.01%
Rabobank Nederland NV
5.25%, 01/02/07	$70,189,000	$70,189,000

TOTAL TIME DEPOSITS (Cost: $70,189,000)		70,189,000

VARIABLE & FLOATING RATE NOTES – 37.68%
Allstate Life Global Funding II
5.33%, 11/02/07	30,000,000	30,000,000
5.36%, 01/25/08(a)	50,000,000	50,000,000
5.39%, 01/15/08(a)	35,000,000	35,010,440
5.40%, 01/08/08(a)	11,000,000	11,003,070
5.43%, 01/15/08(a)	25,000,000	25,007,536
American Immigration Lawyers Association Inc.
5.40%, 01/02/07(a)	3,600,000	3,600,000
AmeriCredit Automobile Receivables Trust Series 2006-BG Class A1
5.35%, 10/09/07	9,877,748	9,877,748
ANZ National International Ltd.
5.35%, 12/07/07(a)	75,000,000	75,000,000
ASIF Global Financing
5.37%, 01/23/08(a)	75,000,000	74,997,429
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(a)	35,000,000	35,000,000
Bank of America N.A.
5.28%, 04/20/07	30,000,000	30,000,000
Bank of Ireland
5.35%, 08/20/07(a)	70,000,000	70,000,000
Capital Auto Receivables Asset Trust Series 2006-2 Class A1
5.34%, 12/15/07	64,000,000	64,000,000
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.40%, 07/15/07(a)	33,000,000	33,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
5.44%, 12/12/07(a)	25,000,000	25,000,000
Credit Suisse First Boston NY
5.38%, 04/24/07	25,000,000	25,000,409
5.43%, 08/21/07	15,000,000	15,000,000
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(a)	14,446,125	14,446,125
DEPFA Bank PLC
5.40%, 09/14/07(a)	100,000,000	100,000,000
Great America Leasing Receivables Series 2006-1 Class A1
5.40%, 11/15/07(a)	29,390,632	29,390,632
Harrier Finance Funding LLC
5.32%, 08/07/07(a)	50,000,000	49,993,934
5.36%, 07/20/07(a)	25,000,000	25,002,678
5.36%, 07/25/07(a)	15,000,000	15,001,746
5.36%, 08/13/07(a)	30,000,000	30,003,662
HBOS Treasury Services PLC
5.44%, 01/24/08(a)	50,000,000	50,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.32%, 02/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.45%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.35%, 01/02/07(a)	46,000,000	46,000,000
JPMorgan Chase & Co.
5.32%, 08/02/07	75,000,000	75,000,000
5.40%, 07/27/07	100,000,000	100,000,000
K2 USA LLC
5.39%, 06/04/07(a)	60,000,000	60,000,000
Kestrel Funding LLC
5.33%, 07/11/07(a)	25,000,000	24,998,589
Kommunalkredit Austria AG
5.35%, 01/09/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.35%, 01/02/07(a)	9,800,000	9,800,000
Leafs LLC
5.35%, 02/20/07(a)	19,807,569	19,807,574
Marshall & Ilsley Bank
5.35%, 01/15/08	60,000,000	60,000,000
Master Funding LLC
5.38%, 04/25/07(a)	60,000,000	60,000,000
5.38%, 05/25/07(a)	50,000,000	50,000,000
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(b)	60,000,000	60,000,000
MetLife Insurance Co. of Connecticut
5.45%, 02/02/07(a)(b)	50,000,000	50,000,000
5.45%, 07/18/07(a)(b)	25,000,000	25,000,000
5.46%, 08/17/07(a)(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.36%, 09/14/07(a)	50,000,000	50,000,000
5.37%, 12/07/07(a)	40,000,000	40,000,000
Nationwide Building Society
5.44%, 10/26/07(a)	100,000,000	100,000,000
Nordea Bank AB
5.36%, 09/11/07(a)	75,000,000	75,000,000
Northern Rock PLC
5.39%, 08/03/07(a)	70,000,000	70,000,000
Northlake CDO I Series 1A Class IMM-1A
5.42%, 03/06/07(a)	15,000,000	15,000,000
Permanent Financing PLC Series 9A Class 1A
5.32%, 03/10/07(a)	60,000,000	60,000,000
Pricoa Global Funding I
5.34%, 11/27/07	65,000,000	65,000,000
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(a)	50,000,000	50,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
Societe Generale
5.34%, 07/02/07(a)	$30,000,000	$30,000,000
Strips III LLC
5.40%, 08/24/07(a)	15,772,835	15,772,835
Trap Rock Industry Inc.
5.35%, 01/02/07(a)	19,370,000	19,370,000
Union Hamilton Special Funding LLC
5.36%, 03/28/07(a)	50,000,000	50,000,000
5.36%, 06/15/07(a)	25,000,000	25,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.34%, 01/25/07(a)	37,650,695	37,650,695
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.34%, 01/25/07(a)	43,806,528	43,806,528
Westpac Banking Corp.
5.39%, 07/11/07	70,000,000	70,000,000
Wind Master Trust
5.34%, 07/25/07(a)	25,000,000	25,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,609,541,630)		2,609,541,630

TOTAL INVESTMENTS IN SECURITIES – 99.66% (Cost: $6,901,443,009)		6,901,443,009

Other Assets, Less Liabilities – 0.34%		23,521,880

NET ASSETS – 100.00%		$6,924,964,889

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

23

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 2.66%
Calyon
4.84%, 01/30/07	$50,000,000	$50,000,204
5.18%, 03/30/07	70,000,000	70,000,000
Credit Suisse First Boston NY
5.40%, 06/04/07	100,000,000	100,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $220,000,204)		220,000,204

COMMERCIAL PAPER – 15.50%
Amstel Funding Corp.
5.25%, 02/13/07(a)	10,000,000	9,934,375
Atlantis One Funding
5.20%, 02/28/07(a)	100,000,000	99,133,333
Beta Finance Inc.
5.24%, 03/15/07(a)	100,000,000	98,908,334
Cheyne Finance LLC
5.38%, 10/31/07(a)	30,000,000	29,994,986
Concord Minutemen Capital Co. LLC
5.27%, 01/12/07(a)	20,000,000	19,961,975
Five Finance Inc.
5.21%, 04/16/07(a)	34,000,000	33,473,500
5.22%, 04/23/07(a)	30,000,000	29,504,100
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	38,591,611
5.07%, 09/07/07	40,000,000	38,586,033
Giro Multi-Funding Corp.
5.32%, 01/26/07(a)	100,000,000	99,601,000
Grampian Funding LLC
5.16%, 06/06/07(a)	35,000,000	34,207,367
K2 USA LLC
5.21%, 04/12/07(a)	47,900,000	47,185,984
Lexington Parker Capital Co. LLC
5.26%, 02/14/07(a)	116,374,000	115,591,837
5.27%, 01/12/07(a)	30,000,000	29,942,963
Nestle Capital Corp.
5.19%, 08/09/07(a)	25,000,000	24,199,875
Park Sienna LLC
5.35%, 01/02/07(a)	17,371,000	17,363,256
Sedna Finance Inc.
5.22%, 04/20/07(a)	56,000,000	55,098,680
Sigma Finance Inc.
5.26%, 02/21/07(a)	50,000,000	49,612,805
Societe Generale North America Inc.
5.10%, 08/13/07	125,000,000	121,001,840
5.14%, 06/06/07	30,000,000	29,323,892
5.17%, 06/08/07	100,000,000	97,704,445
Sydney Capital Corp.
5.26%, 02/14/07(a)	85,400,000	84,826,017
Unicredito Italiano Bank Ireland
5.21%, 05/07/07(a)	80,000,000	78,518,045

TOTAL COMMERCIAL PAPER (Cost: $1,282,266,253)		1,282,266,253

MEDIUM-TERM NOTES – 4.06%
Cullinan Finance Corp.
5.07%, 02/26/07(a)	110,000,000	110,000,000
5.18%, 03/15/07(a)	30,000,000	30,000,000
5.36%, 04/25/07(a)	31,000,000	31,000,000
5.44%, 08/23/07(a)	25,000,000	25,000,000
Sigma Finance Inc.
4.78%, 01/26/07(a)	75,000,000	75,000,000
5.35%, 04/27/07(a)	65,000,000	64,997,894

TOTAL MEDIUM-TERM NOTES (Cost: $335,997,894)		335,997,894

REPURCHASE AGREEMENTS – 25.62%
Banc of America Securities LLC Tri-Party, 5.30%, due 1/2/07, maturity value $40,023,556 (collateralized by U.S. Government obligations, value $40,800,000, 6.50%, 10/1/36).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party, 5.36%, due 1/2/07, maturity value $300,178,667 (collateralized by non-U.S. Government debt securities, value $330,000,001, 5.30% to 7.08%, 9/15/09 to 5/1/19).	300,000,000	300,000,000
Bear Stearns Companies Inc. (The) Tri-Party, 5.32%, due 1/2/07, maturity value $300,177,333 (collateralized by U.S. Government obligations, value $306,002,447, 4.50% to 9.00%, 3/1/08 to 12/1/36).	300,000,000	300,000,000
Credit Suisse First Boston Inc. Tri-Party, 5.32%, due 1/2/07, maturity value $40,023,644 (collateralized by U.S. Government obligations, value $40,802,553, 5.33% to 5.99%, 6/1/36 to 12/1/36).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party, 5.34%, due 1/2/07, maturity value $50,029,667 (collateralized by non-U.S. Government debt securities, value $52,500,001, 2.28% to 5.65%, 8/15/07 to 6/12/41).	50,000,000	50,000,000
Goldman Sachs Group Inc. Tri-Party, 5.31%, due 1/2/07, maturity value $500,295,000 (collateralized by U.S. Government obligations, value $510,000,000, 4.00% to 6.00%, 3/1/19 to 12/1/36).	500,000,000	500,000,000

24

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $150,089,333 (collateralized by non-U.S. Government debt securities, value $183,750,001, 0.00% to 10.00%, 1/1/07 to 12/31/36).	$150,000,000	$150,000,000
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $200,119,111 (collateralized by non-U.S. Government debt securities, value $204,000,001, 5.31% to 5.42%, 1/12/07 to 3/26/07).	200,000,000	200,000,000
Goldman Sachs Group Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $50,030,333 (collateralized by U.S. Government obligations, value $51,000,348, 4.50%, 11/15/12 to 7/15/13).	50,000,000	50,000,000
Lehman Brothers Holdings Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $200,119,111 (collateralized by non-U.S. Government debt securities, value $210,002,614, 1.34% to 9.48%, 1/18/11 to 10/15/49).	200,000,000	200,000,000
Lehman Brothers Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $50,029,444 (collateralized by U.S. Government obligations, value $51,000,067, 3.94% to 7.09%, 1/1/13 to 4/1/40).	50,000,000	50,000,000
Lehman Brothers Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $150,090,667 (collateralized by non-U.S. Government debt securities, value $154,501,620, 3.95% to 8.88%, 10/24/08 to 12/1/66).	150,000,000	150,000,000
Lehman Brothers Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $50,030,222 (collateralized by non-U.S. Government debt securities, value $51,503,498, 3.34% to 8.75%, 6/15/07 to 12/1/66).	50,000,000	50,000,000
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $40,023,689 (collateralized by U.S. Government obligations, value $41,203,437, 5.62%, 7/15/36).	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,120,000,000)		2,120,000,000

TIME DEPOSITS – 2.35%
Rabobank Nederland NV
5.25%, 01/02/07	194,283,000	194,283,000

TOTAL TIME DEPOSITS (Cost: $194,283,000)		194,283,000

VARIABLE & FLOATING RATE NOTES – 49.32%
Allstate Life Global Funding II
5.33%, 11/02/07	45,000,000	45,000,000
5.36%, 01/25/08(a)	160,000,000	160,005,461
5.39%, 01/15/08(a)	85,000,000	85,026,161
5.40%, 01/08/08(a)	58,000,000	58,007,669
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(a)	50,000,000	50,000,000
ASIF Global Financing
5.37%, 01/23/08(a)	75,000,000	74,997,429
5.41%, 05/03/07(a)	30,400,000	30,405,277
Bank of America N.A.
5.28%, 04/20/07	50,000,000	50,000,000
Beta Finance Inc.
5.41%, 06/27/07(a)	55,000,000	55,010,569
Carlyle Loan Investment Ltd. Series 2006-1A Class 1
5.40%, 04/13/07(a)	12,000,000	12,000,000
Carlyle Loan Investment Ltd. Series 2006-2A Class 1
5.40%, 05/15/07(a)	15,000,000	15,000,000
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.40%, 07/15/07(a)	62,000,000	62,000,000
Citigroup Global Markets Holdings Inc.
5.35%, 04/30/07	400,000,000	400,000,000
DEPFA Bank PLC
5.40%, 09/14/07(a)	50,000,000	50,000,000
Dorada Finance Inc.
5.41%, 06/27/07(a)	70,000,000	70,013,452
Five Finance Inc.
5.31%, 06/29/07(a)	60,000,000	59,994,050
General Electric Capital Corp.
5.31%, 01/24/08	65,000,000	65,000,000
Harrier Finance Funding LLC
5.36%, 08/13/07(a)	45,000,000	45,005,493
Hartford Life Global Funding Trust
5.37%, 01/15/08	100,000,000	100,000,000
Holmes Financing PLC Series 10A Class 1A
5.32%, 07/15/07(a)	150,000,000	150,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.32%, 02/15/07(a)	93,000,000	93,000,000

25

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
ING USA Annuity & Life Insurance Co.
5.45%, 01/10/08(a)(b)	$45,000,000	$45,000,000
K2 USA LLC
5.33%, 06/28/07(a)	60,000,000	59,997,041
Kestrel Funding LLC
5.33%, 07/11/07(a)	35,000,000	34,998,024
Leafs LLC
5.35%, 01/22/07(a)	74,563,334	74,563,334
5.35%, 12/20/07(a)	49,632,000	49,632,000
Links Finance LLC
5.31%, 05/10/07(a)	85,000,000	84,996,888
5.35%, 05/16/07(a)	55,000,000	54,997,936
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
5.32%, 04/24/07(a)	54,106,191	54,106,191
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(b)	65,000,000	65,000,000
Metropolitan Life Global Funding I
5.36%, 08/06/07(a)	139,680,000	139,686,160
MetLife Insurance Co. of Connecticut
5.45%, 08/01/07(a)(b)	15,000,000	15,000,000
5.48%, 07/25/07(a)(b)	50,000,000	50,000,000
Morgan Stanley
5.37%, 10/03/07	100,000,000	100,000,000
Mound Financing PLC Series 5A Class 1A
5.32%, 05/08/07(a)	81,000,000	81,000,000
Nationwide Building Society
5.38%, 01/07/08(a)	100,000,000	100,000,000
5.44%, 10/26/07(a)	50,000,000	50,000,000
Newcastle CDO Ltd. Series 2005-6A Class IM1
5.37%, 04/24/07(a)	45,000,000	44,995,763
Permanent Financing PLC Series 9A Class 1A
5.32%, 03/10/07(a)	100,000,000	100,000,000
Principal Life Global Funding I
5.80%, 02/08/07(a)	55,000,000	55,026,671
Rabobank Nederland NV
5.33%, 11/15/07(a)	140,000,000	140,000,000
Royal Bank of Scotland
4.81%, 01/29/07	50,000,000	49,998,412
Sedna Finance Inc.
5.33%, 05/25/07(a)	55,000,000	54,997,800
Strips III LLC
5.40%, 07/24/07(a)	20,579,555	20,579,555
Tango Finance Corp.
5.30%, 07/11/07(a)	55,000,000	54,994,299
5.32%, 06/15/07(a)	50,000,000	49,999,017
5.33%, 06/21/07(a)	40,000,000	39,998,090
5.35%, 07/16/07(a)	53,000,000	52,996,941
Union Hamilton Special Funding LLC
5.36%, 03/28/07(a)	100,000,000	100,000,000
5.37%, 06/21/07(a)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.34%, 01/25/07(a)	18,825,348	18,825,348
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.34%, 01/25/07(a)	65,709,792	65,709,792
Wal-Mart Stores Inc.
5.50%, 07/15/07(a)	10,000,000	10,003,652
WhistleJacket Capital Ltd.
5.31%, 04/18/07(a)	60,000,000	59,996,417
5.35%, 06/13/07(a)	45,000,000	45,003,110
5.37%, 03/01/07(a)	25,000,000	25,000,625
White Pine Finance LLC
5.31%, 07/16/07(a)	70,000,000	69,992,384
5.32%, 05/22/07(a)	70,000,000	69,993,145
5.32%, 08/20/07(a)	80,000,000	79,985,476
Wind Master Trust
5.34%, 07/25/07(a)	32,870,000	32,870,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $4,080,409,632)		4,080,409,632

TOTAL INVESTMENTS IN SECURITIES – 99.51% (Cost: $8,232,956,983)		8,232,956,983

Other Assets, Less Liabilities – 0.49%		40,125,642

NET ASSETS – 100.00%		$8,273,082,625

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

26

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.97%
Banc of America Securities LLC Tri-Party, 4.60%, due 1/2/07, maturity value $41,378,938 (collateralized by U.S. Government obligations, value $42,185,443, 3.25%, 8/15/07).	$41,357,800	$41,357,800
Credit Suisse First Boston Tri-Party, 4.90%, due 1/2/07, maturity value $41,380,317 (collateralized by U.S. Government obligations, value $42,189,207, 3.25% to 13.25%, 8/15/07 to 8/15/28).	41,357,800	41,357,800
Goldman Sachs Group Inc. Tri-Party, 4.70%, due 1/2/07, maturity value $41,379,398 (collateralized by U.S. Government obligations, value $42,185,317, 6.13%, 8/15/07).	41,357,800	41,357,800
Lehman Brothers Holdings Inc. Tri-Party, 4.65%, due 1/2/07, maturity value $41,379,168 (collateralized by U.S. Government obligations, value $42,186,482, 3.13% to 7.50%, 5/15/07 to 11/15/27).	41,357,800	41,357,800
Merrill Lynch & Co. Inc. Tri-Party, 4.65%, due 1/2/07, maturity value $20,010,333 (collateralized by U.S. Government obligations, value $20,403,435, 4.50% to 5.25%, 1/15/14 to 4/18/16).	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $185,431,200)		185,431,200

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $185,431,200)		185,431,200

Other Assets, Less Liabilities – 0.03%		53,068
NET ASSETS – 100.00%		$185,484,268

The accompanying notes are an integral part of these financial statements.

27

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2006

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$167,237,600	99.97%
Other Net Assets	47,409	0.03

TOTAL	$167,285,009	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$2,609,541,630	37.68%
Repurchase Agreements	2,100,000,000	30.33
Commercial Paper	1,836,715,896	26.52
Medium-Term Notes	159,998,867	2.31
Certificates of Deposit	124,997,616	1.81
Time Deposits	70,189,000	1.01
Other Net Assets	23,521,880	0.34

TOTAL	$6,924,964,889	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$4,080,409,632	49.32%
Repurchase Agreements	2,120,000,000	25.62
Commercial Paper	1,282,266,253	15.50
Medium-Term Notes	335,997,894	4.06
Certificates of Deposit	220,000,204	2.66
Time Deposits	194,283,000	2.35
Other Net Assets	40,125,642	0.49

TOTAL	$8,273,082,625	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$185,431,200	99.97%
Other Net Assets	53,068	0.03

TOTAL	$185,484,268	100.00%

These tables are not part of the financial statements.

28

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2006

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$4,801,443,009	$6,112,956,983	$—
Repurchase agreements, at value and cost (Note 1)	167,237,600	2,100,000,000	2,120,000,000	185,431,200
Cash	386	291	830	203
Receivables:
Interest	74,103	23,984,641	40,602,651	72,717
Due from investment adviser	—	—	—	3,007

Total Assets	167,312,089	6,925,427,941	8,273,560,464	185,507,127

LIABILITIES
Payables:
Investment advisory fees (Note 2)	4,251	438,446	451,456	—
Accrued expenses (Note 2):
Professional fees	22,829	24,606	26,383	22,809
Independent trustees’ fees	—	—	—	50

Total Liabilities	27,080	463,052	477,839	22,859

NET ASSETS	$167,285,009	$6,924,964,889	$8,273,082,625	$185,484,268

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2006

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$8,739,812	$331,165,036	$513,690,122	$4,303,455

Total investment income	8,739,812	331,165,036	513,690,122	4,303,455

EXPENSES (Note 2)
Investment advisory fees	175,487	6,536,796	10,219,789	85,545
Professional fees	23,305	41,107	53,649	22,999
Independent trustees’ fees	833	27,466	46,243	306

Total expenses	199,625	6,605,369	10,319,681	108,850
Less expense reductions (Note 2)	(55,520)	(1,585,927)	(2,055,676)	(108,850)

Net expenses	144,105	5,019,442	8,264,005	—

Net investment income	8,595,707	326,145,594	505,426,117	4,303,455

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	—	1,615	65,629	—

Net realized gain	—	1,615	65,629	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,595,707	$326,147,209	$505,491,746	$4,303,455

The accompanying notes are an integral part of these financial statements.

29

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,595,707	$29,247,583	$326,145,594	$237,180,094
Net realized gain	—	—	1,615	35,169

Net increase in net assets resulting from operations	8,595,707	29,247,583	326,147,209	237,215,263

Interestholder transactions:
Contributions	797,609,141	7,564,992,045	38,273,990,665	58,641,619,347
Withdrawals	(1,033,386,805)	(7,648,995,142)	(37,977,755,985)	(58,107,077,434)

Net increase (decrease) in net assets resulting from interestholder transactions	(235,777,664)	(84,003,097)	296,234,680	534,541,913

Increase (decrease) in net assets	(227,181,957)	(54,755,514)	622,381,889	771,757,176
NET ASSETS:
Beginning of year	394,466,966	449,222,480	6,302,583,000	5,530,825,824

End of year	$167,285,009	$394,466,966	$6,924,964,889	$6,302,583,000

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$505,426,117	$452,846,366	$4,303,455	$685,155
Net realized gain	65,629	9,750	—	—

Net increase in net assets resulting from operations	505,491,746	452,856,116	4,303,455	685,155

Interestholder transactions:
Contributions	64,798,575,033	79,992,322,542	778,069,880	219,416,585
Withdrawals	(68,524,371,054)	(81,445,952,186)	(700,382,564)	(117,010,598)

Net increase (decrease) in net assets resulting from interestholder transactions	(3,725,796,021)	(1,453,629,644)	77,687,316	102,405,987

Increase (decrease) in net assets	(3,220,304,275)	(1,000,773,528)	81,990,771	103,091,142
NET ASSETS:
Beginning of year	11,493,386,900	12,494,160,428	103,493,497	402,355

End of year	$8,273,082,625	$11,493,386,900	$185,484,268	$103,493,497

The accompanying notes are an integral part of these financial statements.

30

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other

31

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2006, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. Beginning May 1, 2006, BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2007. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has voluntarily agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGFA waived and/or credited investment advisory fees of $55,520, $1,585,927, $2,055,676 and $108,850 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the

32

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. MIP is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolios’ financial statement disclosures.

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002
Government Money Market
Ratio of expenses to average net assets(a)	0.08%	0.03%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets to expense reductions(a)	0.11%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	4.90%	3.16%	1.93	%(b)	n/a		n/a
Total return	5.08%	3.28%	0.64	%(b)(c)	n/a		n/a
Money Market
Ratio of expenses to average net assets	0.08%	0.05%	0.05%		0.10%		0.10%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.10%	0.10%		n/a		n/a
Ratio of net investment income to average net assets	4.99%	3.27%	1.40%		1.15%		1.80%
Total return	5.13%	3.28%	1.39%		1.16%		1.84%
Prime Money Market
Ratio of expenses to average net assets(a)	0.08%	0.08%	0.03%		0.03	%(d)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%	0.10%	0.10%		0.10	%(d)	n/a
Ratio of net investment income to average net assets(a)	4.95%	3.22%	1.52%		1.12	%(d)	n/a
Total return	5.11%	3.26%	1.40%		0.80	%(c)(d)	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%	0.00%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.13%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	5.03%	3.99%	1.82	%(b)	n/a		n/a
Total return	5.04%	3.20%	0.61	%(b)(c)	n/a		n/a

(a)	Annualized for periods of less than one year.

(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.

(c)	Not annualized.

(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

34

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

35

Notes:

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MM1206

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2006 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2006

INSTITUTIONAL MONEY MARKET FUND

AON CAPTIVES SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/06)	Ending Account Value (12/31/06)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/06 to 12/31/06)
Institutional Money Market
Aon Captives Shares
Actual	$1,000.00	$1,026.40	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

(a)	This ratio includes net expenses charged to the Money Market Master Portfolio and includes expense reductions during the period.

(b)

Expenses are calculated using the Fund’s annualized expense ratio of the Aon Captives Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investment in Money Market Master Portfolio (“Master Portfolio”), at value (Note 1)	$5,814,334,517

Total Assets	5,814,334,517

LIABILITIES
Payables:
Distribution to shareholders	26,471,006
Administration fees (Note 2)	270,568
Distribution fees – Aon Captives Shares (Note 2)	17,696
Accrued expenses	16,904

Total Liabilities	26,776,174

NET ASSETS	$5,787,558,343

Net assets consist of:
Paid-in capital	$5,787,527,843
Undistributed net investment income	31,320
Accumulated net realized loss	(820)

NET ASSETS	$5,787,558,343

Aon Captives Shares
Net Assets	$69,082,724

Shares outstanding	69,082,172

Net asset value and offering price per share	$1.00

Institutional Shares
Net Assets	$4,198,724,323

Shares outstanding	4,198,709,058

Net asset value and offering price per share	$1.00

Premium Shares
Net Assets	$1,321,042,198

Shares outstanding	1,321,031,259

Net asset value and offering price per share	$1.00

Select Shares
Net Assets	$1,228,948

Shares outstanding	1,228,941

Net asset value and offering price per share	$1.00

Trust Shares
Net Assets	$197,480,150

Shares outstanding	197,480,202

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

2

INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2006

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$279,166,390
Expenses(a)	(4,242,262)

Net investment income allocated from Master Portfolio	274,924,128

FUND EXPENSES (Note 2)
Administration fees	3,219,246
Distribution fees – Aon Captives Shares	76,420
Professional fees	31,129
Independent trustees’ fees	22,919

Total fund expenses	3,349,714
Less expense reductions (Note 2)	(1,237,001)

Net fund expenses	2,112,713

Net investment income	272,811,415

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	1,322

Net realized gain	1,322

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$272,812,737

(a)	Net of investment advisory fee reductions in the amount of $1,330,207.

The accompanying notes are an integral part of these financial statements.

3

INSTITUTIONAL MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$272,811,415	$213,360,485
Net realized gain	1,322	32,325

Net increase in net assets resulting from operations	272,812,737	213,392,810

Distributions to shareholders:
From net investment income:
Aon Captives Shares	(3,715,877)	(2,943,319)
Institutional Shares	(186,931,038)	(129,993,058)
Premium Shares	(78,290,437)	(79,980,794)
Select Shares	(291,403)	(440,285)
Trust Shares	(3,586,798)	(2,975)

Total distributions to shareholders	(272,815,553)	(213,360,431)

Capital share transactions (Note 3):
Aon Captives Shares	(8,815,803)	(28,534,415)
Institutional Shares	712,850,474	(138,646,363)
Premium Shares	(482,128,328)	585,770,940
Select Shares	(23,711,270)	18,227,811
Trust Shares	197,376,819	2,796

Net increase in net assets resulting from capital share transactions	395,571,892	436,820,769

Increase in net assets	395,569,076	436,853,148
NET ASSETS:
Beginning of year	5,391,989,267	4,955,136,119

End of year	$5,787,558,343	$5,391,989,267

Undistributed net investment income included in net assets at end of year	$31,320	$3,747

The accompanying notes are an integral part of these financial statements.

4

INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Aon Captives Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Year ended Dec. 31, 2002
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01	0.01		0.02
Net realized gain	0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)	—

Total from investment operations	0.05	0.03	0.01	0.01		0.02

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)		(0.02)
Net realized gain	—	—	—	(0.00	)(a)	—

Total distributions	(0.05)	(0.03)	(0.01)	(0.01)		(0.02)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total return	5.00%	3.19%	1.29%	1.04%		1.70%

Ratios/Supplemental data:
Net assets, end of year (000s)	$69,083	$77,899	$106,433	$55,399		$8,211
Ratio of expenses to average net assets(b)	0.19%	0.15%	0.15%	0.22%		0.22%
Ratio of expenses to average net assets prior to expense reductions(b)	0.23%	0.22%	0.22%	n/a		n/a
Ratio of net investment income to average net assets(b)	4.86%	3.07%	1.35%	0.97%		1.42%

(a)	Rounds to less than $0.01.

(b)	These ratios include net expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2006, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Aon Captives Shares of the Institutional Money Market Fund (the “Fund”). In addition, the Fund offers Institutional Shares, Premium Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (83.96%, as of December 31, 2006). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. In addition, the Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

As of December 31, 2006, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of undistributed ordinary income of $31,320 and capital and other losses of $820, for net distributable earnings of $30,500.

6

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

The tax character of distributions paid for the years ended December 31, 2006 and December 31, 2005, consisted of ordinary income of $272,815,553 and $213,360,431, respectively.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2006.

From November 1, 2006 to December 31, 2006, the Fund incurred net realized capital losses. As permitted by tax regulations, the Fund has elected to defer the losses of $2 and treat it as arising in the year ending December 31, 2007.

As of December 31, 2006, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforward of $818 expiring in 2014. Such losses may be applied against any net realized taxable gains in the succeeding year or until the respective expiration date, whichever occurs first.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Fund. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Fund. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Fund.

SEI Investments Distribution Company (“SEI”) is the Fund’s distributor. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.10% of the average daily net assets of the Aon Captives Shares. This fee is an expense of the Aon Captives Shares only and is not borne by the Institutional Shares, Premium Shares, Select Shares or Trust Shares.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Fund’s transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Fund for which BGI receives a fee paid by the Fund. BGI, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Fund. Beginning May 1, 2006, BGI is entitled to receive for these administration services an annual fee of 0.05% of the average daily net assets of the Fund’s Aon Captives Shares. Prior to May 1, 2006, BGI was entitled to receive an annual fee of 0.02%. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Fund’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Fund. BGI has voluntarily agreed to provide an offsetting credit against the administration fees paid by the Fund in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGI waived and/or credited administration fees of $17,357 for the Aon Captives Shares of the Fund.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

7

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

3.	CAPITAL SHARE TRANSACTIONS

As of December 31, 2006, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Aon Captives Shares of the Fund were as follows:

	Institutional Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	57,891,500	$57,891,500	52,604,460	$52,604,460
Shares issued in reinvestment of dividends and distributions	794,047	794,047	1,167,489	1,167,489
Shares redeemed	(67,501,350)	(67,501,350)	(82,306,364)	(82,306,364)

Net decrease	(8,815,803)	$(8,815,803)	(28,534,415)	$(28,534,415)

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Money Market Fund, a series of Barclays Global Investors Funds, (the “Fund”), at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the Aon Captives Share Class for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of the financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

9

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 871 (k)(1)(C) of the Internal Revenue Code, the Institutional Money Market Fund hereby designates the maximum allowable amount of $227,229,125 as interest-related dividends for the tax year ended December 31, 2006.

10

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Fund. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 149 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2005) of Global Index and Markets Group of BGI; Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.; Director (2000-2003) of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of BGIF due to his affiliations with BGFA, the investment adviser of the Master Portfolio, BGI, the parent company of BGFA and the administrator of the Fund and the Master Portfolio, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

11

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii; Director (since 2002) and Chairman of the Board (since 2005) of PBS (Public Broadcasting Service); Advisory Committee Member (since 1999) of Stanford Institute for Economic Policy Research; Director (since 1998) of Commonwealth Club of California; Advisory Committee Member (since 1992) of Pacific Forum/CSIS.

A. John Gambs, 1945	Trustee (since 2006).	Retired.	Trustee (since 2006) of MIP; Governor (since 2001) and Vice President (since 2002) of San Francisco Symphony; Trustee (1995-2005) of Marin Country Day School; Trustee (2000-2004) of Marin Academy; President and Director (since 1997) of the Gambs Family Foundation.

12

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of California State Automobile Association; Director (since 2001) of Maier Siebel Baber; Trustee (since 2005) of World Affairs Council of Northern California.

Leo Soong, 1946	Trustee (since 2000) and Lead Trustee (since 2006).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder (President through 1999) of Crystal Geyser Water Co.	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association; Director (since 2001) of Flash Electronics.

13

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 1.81%
Calyon
5.18%, 03/30/07	$50,000,000	$50,000,000
Wells Fargo Bank N.A.
4.80%, 01/29/07	75,000,000	74,997,616

TOTAL CERTIFICATES OF DEPOSIT (Cost: $124,997,616)		124,997,616

COMMERCIAL PAPER – 26.52%
Amstel Funding Corp.
5.12%, 06/01/07(a)	41,621,000	40,715,327
5.22%, 04/16/07(a)	50,000,000	49,224,250
5.25%, 02/13/07(a)	20,000,000	19,868,750
Beta Finance Inc.
5.23%, 03/29/07(a)	67,000,000	66,133,708
Cantabric Finance LLC
5.24%, 03/07/07(a)	50,000,000	49,512,389
5.25%, 03/06/07(a)	100,000,000	99,037,500
5.26%, 01/30/07(a)	20,000,000	19,909,411
Cheyne Finance LLC
5.27%, 02/09/07(a)	31,000,000	30,813,940
Cobbler Funding Ltd.
5.38%, 01/25/07(a)	56,000,000	55,782,409
Concord Minutemen Capital Co. LLC
5.27%, 01/12/07(a)	25,000,000	24,952,469
Curzon Funding LLC
5.24%, 02/27/07(a)	50,000,000	49,570,611
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	38,591,611
Giro Multi-Funding Corp.
5.32%, 01/26/07(a)	84,360,000	84,023,403
Grampian Funding LLC
5.16%, 06/06/07(a)	35,000,000	34,207,367
Harrier Finance Funding LLC
5.12%, 06/06/07(a)	80,000,000	78,204,066
Kestrel Funding LLC
5.25%, 01/10/07(a)	25,000,000	24,959,896
KKR Pacific Funding Trust
5.38%, 01/23/07(a)	100,000,000	99,641,334
Lexington Parker Capital Co. LLC
5.19%, 05/17/07(a)	75,000,000	73,509,312
5.20%, 04/12/07(a)	5,000,000	4,925,611
5.21%, 04/11/07(a)	51,364,000	50,605,782
5.26%, 02/14/07(a)	129,261,000	128,392,222
Nelnet Student Asset Funding LLC
5.35%, 01/16/07(a)	30,249,000	30,172,579
5.35%, 01/23/07(a)	18,958,000	18,890,383
Nestle Capital Corp.
5.19%, 08/09/07(a)	15,000,000	14,519,925
Polonius Inc.
5.26%, 02/20/07(a)	39,150,000	38,852,547
Prudential Funding LLC
5.26%, 01/25/07(a)	20,000,000	19,924,022
Sedna Finance Inc.
5.22%, 04/17/07(a)	50,000,000	49,217,000
5.26%, 01/31/07(a)	100,000,000	99,532,445
Sigma Finance Inc.
5.21%, 05/03/07(a)	75,000,000	73,654,084
5.26%, 02/21/07(a)	30,000,000	29,767,683
Simba Funding Corp.
5.26%, 01/26/07(a)	26,630,000	26,524,945
Societe Generale North America Inc.
5.10%, 08/13/07	140,000,000	135,522,061
5.14%, 06/06/07	30,000,000	29,323,892
5.17%, 06/08/07	65,000,000	63,507,889
Thames Asset Global Securitization No. 1 Inc.
5.26%, 01/22/07(a)	35,013,000	34,895,337
5.33%, 01/22/07(a)	50,000,000	49,829,736

TOTAL COMMERCIAL PAPER (Cost: $1,836,715,896)		1,836,715,896

MEDIUM-TERM NOTES – 2.31%
Cullinan Finance Corp.
5.07%, 02/26/07(a)	70,000,000	70,000,000
5.18%, 03/15/07(a)	20,000,000	20,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sigma Finance Inc.
5.35%, 04/27/07(a)	35,000,000	34,998,867

TOTAL MEDIUM-TERM NOTES (Cost: $159,998,867)		159,998,867

REPURCHASE AGREEMENTS – 30.33%
Bank of America N.A. Tri-Party, 5.30%, due 1/2/07, maturity value $40,023,556 (collateralized by U.S. Government obligations, value $40,800,000, 6.50% to 8.19%, 8/1/35 to 10/1/36).	40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party, 5.37%, due 1/2/07, maturity value $150,089,500 (collateralized by U.S. Government obligations, value $153,003,074, 4.00% to 11.00%, 1/1/08 to 1/1/37).	150,000,000	150,000,000
BNP Securities Corp. Tri-Party, 5.36%, due 1/2/07, maturity value $10,005,956 (collateralized by non-U.S. Government debt securities, value $10,500,001, 5.46%, 3/15/08).	10,000,000	10,000,000

14

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
Citigroup Global Markets Holdings Inc. Tri-Party, 5.42%, due 1/2/07, maturity value $50,030,111 (collateralized by non-U.S. Government debt securities, value $56,422,383, 0.00% to 10.00%, 5/27/33 to 12/21/36).	$50,000,000	$50,000,000
Citigroup Global Markets Holdings Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $250,151,667 (collateralized by non-U.S. Government debt securities, value $275,473,985, 0.00% to 10.00%, 5/27/33 to 12/21/36).	250,000,000	250,000,000
Credit Suisse First Boston Inc. Tri-Party, 5.32%, due 1/2/07, maturity value $40,023,644 (collateralized by U.S. Government obligations, value $40,802,485, 5.47% to 5.99%, 2/1/36 to 12/1/36).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party, 5.31%, due 1/2/07, maturity value $400,236,000 (collateralized by U.S. Government obligations, value $408,000,000, 5.00% to 6.50%, 3/1/26 to 12/1/36).	400,000,000	400,000,000
Goldman Sachs Group Inc. Tri-Party, 5.34%, due 1/2/07, maturity value $50,029,667 (collateralized by U.S. Government obligations, value $51,500,000, 5.58% to 6.32%, 7/15/23 to 8/15/35).	50,000,000	50,000,000
Goldman Sachs Group Inc. Tri-Party, 5.35%, due 1/2/07, maturity value $100,059,444 (collateralized by non-U.S. Government debt securities, value $105,000,000, 5.94% to 6.00%, 6/25/36 to 10/25/36).	100,000,000	100,000,000
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $200,119,111 (collateralized by non-U.S. Government debt securities, value $210,000,000, 0.00% to 6.50%, 3/20/10 to 5/25/46).	200,000,000	200,000,000
Goldman Sachs Group Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $25,015,167 (collateralized by non-U.S. Government debt securities, value $26,250,000, 0.00% to 10.00%,1/1/10).	25,000,000	25,000,000
Greenwich Capital Markets Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $50,030,333 (collateralized by non-U.S. Government debt securities, value $57,037,399, 0.41% to 7.50%, 4/1/36 to 8/15/36).	50,000,000	50,000,000
HSBC Securities Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $50,029,778 (collateralized by non-U.S. Government debt securities, value $52,500,031, 5.28% to 5.35%, 7/1/24 to 6/1/46).	50,000,000	50,000,000
JP Morgan Securities Inc. Tri-Party, 5.41%, due 1/2/07, maturity value $15,009,017 (collateralized by non-U.S. Government debt securities, value $15,750,749, 7.19%, 4/1/11).	15,000,000	15,000,000
Lehman Brothers Holdings Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $250,151,111 (collateralized by non-U.S. Government debt securities, value $261,626,384, 0.00% to 11.19%, 1/16/07 to 12/15/36).	250,000,000	250,000,000
Lehman Brothers Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $50,029,444 (collateralized by U.S. Government obligations, value $51,004,002, 4.19% to 7.28%, 10/1/30 to 7/1/36).	50,000,000	50,000,000
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $40,023,689 (collateralized by U.S. Government obligations, value $41,203,349, 5.62% to 5.65%, 2/20/34 to 7/15/36).	40,000,000	40,000,000
Morgan Stanley Tri-Party, 5.51%, due 1/4/08, maturity value $264,195,903 (collateralized by non-U.S. Government debt securities, value $271,084,771, 0.00% to 10.00%, 1/1/07 to 12/31/37).(b)	250,000,000	250,000,000
Wachovia Capital Tri-Party, 5.38%, due 1/2/07, maturity value $80,047,822 (collateralized by non-U.S. Government debt securities, value $84,000,001, 4.35% to 6.23%, 1/20/22 to 11/15/48).	80,000,000	80,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,100,000,000)		2,100,000,000

TIME DEPOSITS – 1.01%
Rabobank Nederland NV
5.25%, 01/02/07	70,189,000	70,189,000

TOTAL TIME DEPOSITS (Cost: $70,189,000)		70,189,000

15

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES – 37.68%
Allstate Life Global Funding II
5.33%, 11/02/07	$30,000,000	$30,000,000
5.36%, 01/25/08(a)	50,000,000	50,000,000
5.39%, 01/15/08(a)	35,000,000	35,010,440
5.40%, 01/08/08(a)	11,000,000	11,003,070
5.43%, 01/15/08(a)	25,000,000	25,007,536
American Immigration Lawyers Association Inc.
5.40%, 01/02/07(a)	3,600,000	3,600,000
AmeriCredit Automobile Receivables Trust Series 2006-BG Class A1
5.35%, 10/09/07	9,877,748	9,877,748
ANZ National International Ltd.
5.35%, 12/07/07(a)	75,000,000	75,000,000
ASIF Global Financing
5.37%, 01/23/08(a)	75,000,000	74,997,429
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(a)	35,000,000	35,000,000
Bank of America N.A.
5.28%, 04/20/07	30,000,000	30,000,000
Bank of Ireland
5.35%, 08/20/07(a)	70,000,000	70,000,000
Capital Auto Receivables Asset Trust Series 2006-2 Class A1
5.34%, 12/15/07	64,000,000	64,000,000
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.40%, 07/15/07(a)	33,000,000	33,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
5.44%, 12/12/07(a)	25,000,000	25,000,000
Credit Suisse First Boston NY
5.38%, 04/24/07	25,000,000	25,000,409
5.43%, 08/21/07	15,000,000	15,000,000
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(a)	14,446,125	14,446,125
DEPFA Bank PLC
5.40%, 09/14/07(a)	100,000,000	100,000,000
Great America Leasing Receivables Series 2006-1 Class A1
5.40%, 11/15/07(a)	29,390,632	29,390,632
Harrier Finance Funding LLC
5.32%, 08/07/07(a)	50,000,000	49,993,934
5.36%, 07/20/07(a)	25,000,000	25,002,678
5.36%, 07/25/07(a)	15,000,000	15,001,746
5.36%, 08/13/07(a)	30,000,000	30,003,662
HBOS Treasury Services PLC
5.44%, 01/24/08(a)	50,000,000	50,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.32%, 02/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.45%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.35%, 01/02/07(a)	46,000,000	46,000,000
JPMorgan Chase & Co.
5.32%, 08/02/07	75,000,000	75,000,000
5.40%, 07/27/07	100,000,000	100,000,000
K2 USA LLC
5.39%, 06/04/07(a)	60,000,000	60,000,000
Kestrel Funding LLC
5.33%, 07/11/07(a)	25,000,000	24,998,589
Kommunalkredit Austria AG
5.35%, 01/09/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.35%, 01/02/07(a)	9,800,000	9,800,000
Leafs LLC
5.35%, 02/20/07(a)	19,807,569	19,807,574
Marshall & Ilsley Bank
5.35%, 01/15/08	60,000,000	60,000,000
Master Funding LLC
5.38%, 04/25/07(a)	60,000,000	60,000,000
5.38%, 05/25/07(a)	50,000,000	50,000,000
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(b)	60,000,000	60,000,000
MetLife Insurance Co. of Connecticut
5.45%, 02/02/07(a)(b)	50,000,000	50,000,000
5.45%, 07/18/07(a)(b)	25,000,000	25,000,000
5.46%, 08/17/07(a)(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.36%, 09/14/07(a)	50,000,000	50,000,000
5.37%, 12/07/07(a)	40,000,000	40,000,000
Nationwide Building Society
5.44%, 10/26/07(a)	100,000,000	100,000,000
Nordea Bank AB
5.36%, 09/11/07(a)	75,000,000	75,000,000
Northern Rock PLC
5.39%, 08/03/07(a)	70,000,000	70,000,000
Northlake CDO I Series 1A Class IMM-1A
5.42%, 03/06/07(a)	15,000,000	15,000,000
Permanent Financing PLC Series 9A Class 1A
5.32%, 03/10/07(a)	60,000,000	60,000,000
Pricoa Global Funding I
5.34%, 11/27/07	65,000,000	65,000,000
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(a)	50,000,000	50,000,000
Societe Generale
5.34%, 07/02/07(a)	30,000,000	30,000,000
Strips III LLC
5.40%, 08/24/07(a)	15,772,835	15,772,835

16

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
Trap Rock Industry Inc.
5.35%, 01/02/07(a)	$19,370,000	$19,370,000
Union Hamilton Special Funding LLC
5.36%, 03/28/07(a)	50,000,000	50,000,000
5.36%, 06/15/07(a)	25,000,000	25,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.34%, 01/25/07(a)	37,650,695	37,650,695
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.34%, 01/25/07(a)	43,806,528	43,806,528
Westpac Banking Corp.
5.39%, 07/11/07	70,000,000	70,000,000
Wind Master Trust
5.34%, 07/25/07(a)	25,000,000	25,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,609,541,630)		2,609,541,630

TOTAL INVESTMENTS IN SECURITIES – 99.66% (Cost: $6,901,443,009)		6,901,443,009

Other Assets, Less Liabilities – 0.34%		23,521,880

NET ASSETS – 100.00%		$6,924,964,889

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

17

MONEY MARKET MASTER PORTFOLIO

Portfolio Allocation (Unaudited)

December 31, 2006

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$2,609,541,630	37.68%
Repurchase Agreements	2,100,000,000	30.33
Commercial Paper	1,836,715,896	26.52
Medium-Term Notes	159,998,867	2.31
Certificates of Deposit	124,997,616	1.81
Time Deposits	70,189,000	1.01
Other Net Assets	23,521,880	0.34

TOTAL	$6,924,964,889	100.00%

This table is not part of the financial statements.

18

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$4,801,443,009
Repurchase agreements, at value and cost (Note 1)	2,100,000,000
Cash	291
Receivables:
Interest	23,984,641

Total Assets	6,925,427,941

LIABILITIES
Payables:
Investment advisory fees (Note 2)	438,446
Accrued expenses	24,606

Total Liabilities	463,052

NET ASSETS	$6,924,964,889

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$331,165,036

Total investment income	331,165,036

EXPENSES (Note 2)
Investment advisory fees	6,536,796
Professional fees	41,107
Independent trustees’ fees	27,466

Total expenses	6,605,369
Less expense reductions (Note 2)	(1,585,927)

Net expenses	5,019,442

Net investment income	326,145,594

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	1,615

Net realized gain	1,615

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$326,147,209

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$326,145,594	$237,180,094
Net realized gain	1,615	35,169

Net increase in net assets resulting from operations	326,147,209	237,215,263

Interestholder transactions:
Contributions	38,273,990,665	58,641,619,347
Withdrawals	(37,977,755,985)	(58,107,077,434)

Net increase in net assets resulting from interestholder transactions	296,234,680	534,541,913

Increase in net assets	622,381,889	771,757,176
NET ASSETS:
Beginning of year	6,302,583,000	5,530,825,824

End of year	$6,924,964,889	$6,302,583,000

The accompanying notes are an integral part of these financial statements.

19

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2006, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio,

20

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. Beginning May 1, 2006, BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2007. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has voluntarily agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGFA waived and/or credited investment advisory fees in the amount of $1,585,927 for the Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. MIP is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolio’s financial statement disclosures.

21

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Ratio of expenses to average net assets	0.08%	0.05%	0.05%	0.10%	0.10%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.10%	0.10%	n/a	n/a
Ratio of net investment income to average net assets	4.99%	3.27%	1.40%	1.15%	1.80%
Total return	5.13%	3.28%	1.39%	1.16%	1.84%

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

23

MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

24

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMAN1206

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2006 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2006

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

PREMIUM SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/06)	Ending Account Value (12/31/06)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/06 to 12/31/06)
Government Money Market
Premium Shares
Actual	$1,000.00	$1,026.40	0.17%	$0.87
Hypothetical (5% return before expenses)	1,000.00	1,024.35	0.17	0.87
Institutional Money Market
Premium Shares
Actual	1,000.00	1,026.70	0.15	0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77
Prime Money Market
Premium Shares
Actual	1,000.00	1,026.50	0.17	0.87
Hypothetical (5% return before expenses)	1,000.00	1,024.35	0.17	0.87
Treasury Money Market
Premium Shares
Actual	1,000.00	1,026.50	0.05	0.26
Hypothetical (5% return before expenses)	1,000.00	1,024.95	0.05	0.26

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes expense reductions during the period.

(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Premium Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2006

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$167,285,009	$5,814,334,517	$7,521,905,359	$185,484,268

Total Assets	167,285,009	5,814,334,517	7,521,905,359	185,484,268

LIABILITIES
Payables:
Distribution to shareholders	541,710	26,471,006	32,274,992	808,516
Administration fees (Note 2)	9,407	270,568	376,504	3,913
Distribution fees – Aon Captives Shares (Note 2)	—	17,696	—	—
Accrued expenses (Note 2):
Professional fees	15,954	16,904	18,573	15,940
Independent trustees’ fees	—	—	—	46

Total Liabilities	567,071	26,776,174	32,670,069	828,415

NET ASSETS	$166,717,938	$5,787,558,343	$7,489,235,290	$184,655,853

Net assets consist of:
Paid-in capital	$166,717,938	$5,787,527,843	$7,489,172,421	$184,655,853
Undistributed net investment income	—	31,320	5,563	—
Undistributed net realized gain (accumulated net realized loss)	—	(820)	57,306	—

NET ASSETS	$166,717,938	$5,787,558,343	$7,489,235,290	$184,655,853

Aon Captives Shares
Net Assets	$—	$69,082,724	$—	$—

Shares outstanding	—	69,082,172	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$395,262	$4,198,724,323	$5,915,836,373	$126,517,575

Shares outstanding	395,262	4,198,709,058	5,915,789,555	126,517,575

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$123,532,104	$1,321,042,198	$1,551,648,412	$2,111,547

Shares outstanding	123,532,104	1,321,031,259	1,551,631,945	2,111,547

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$42,682,680	$1,228,948	$21,642,357	$55,918,956

Shares outstanding	42,682,680	1,228,941	21,642,773	55,918,956

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$107,892	$197,480,150	$108,148	$107,775

Shares outstanding	107,892	197,480,202	108,148	107,775

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2006

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$8,739,812	$279,166,390	$441,029,206	$4,303,455
Expenses(a)	(144,105)	(4,242,262)	(7,058,243)	—

Net investment income allocated from corresponding Master Portfolio	8,595,707	274,924,128	433,970,963	4,303,455

FUND EXPENSES (Note 2)
Administration fees	147,743	3,219,246	4,832,189	45,857
Distribution fees – Aon Captives Shares	—	76,420	—	—
Professional fees	16,432	31,129	41,730	16,130
Independent trustees’ fees	827	22,919	38,951	302

Total fund expenses	165,002	3,349,714	4,912,870	62,289
Less expense reductions (Note 2)	(20,104)	(1,237,001)	(543,539)	(55,460)

Net fund expenses	144,898	2,112,713	4,369,331	6,829

Net investment income	8,450,809	272,811,415	429,601,632	4,296,626

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	—	1,322	57,306	—

Net realized gain	—	1,322	57,306	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,450,809	$272,812,737	$429,658,938	$4,296,626

(a)	Net of investment advisory fee reductions in the amounts of $55,520, $1,330,207, $1,790,931 and $108,850, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,450,809	$29,123,137	$272,811,415	$213,360,485
Net realized gain	—	—	1,322	32,325

Net increase in net assets resulting from operations	8,450,809	29,123,137	272,812,737	213,392,810

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(3,715,877)	(2,943,319)
Institutional Shares	(2,592,685)	(22,103,787)	(186,931,038)	(129,993,058)
Premium Shares	(3,831,192)	(6,585,019)	(78,290,437)	(79,980,794)
Select Shares	(2,022,076)	(431,372)	(291,403)	(440,285)
Trust Shares	(4,856)	(2,959)	(3,586,798)	(2,975)

Total distributions to shareholders	(8,450,809)	(29,123,137)	(272,815,553)	(213,360,431)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	(8,815,803)	(28,534,415)
Institutional Shares	(168,804,945)	(278,900,244)	712,850,474	(138,646,363)
Premium Shares	(59,710,662)	183,142,328	(482,128,328)	585,770,940
Select Shares	1,970,382	40,611,873	(23,711,270)	18,227,811
Trust Shares	4,739	2,785	197,376,819	2,796

Net increase (decrease) in net assets resulting from capital share transactions	(226,540,486)	(55,143,258)	395,571,892	436,820,769

Increase (decrease) in net assets	(226,540,486)	(55,143,258)	395,569,076	436,853,148
NET ASSETS:
Beginning of year	393,258,424	448,401,682	5,391,989,267	4,955,136,119

End of year	$166,717,938	$393,258,424	$5,787,558,343	$5,391,989,267

Undistributed net investment income included in net assets at end of year	$—	$—	$31,320	$3,747

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$429,601,632	$400,061,034	$4,296,626	$683,583
Net realized gain	57,306	8,607	—	—

Net increase in net assets resulting from operations	429,658,938	400,069,641	4,296,626	683,583

Distributions to shareholders:
From net investment income:
Institutional Shares	(296,267,556)	(231,155,121)	(3,943,200)	(590,271)
Premium Shares	(131,802,661)	(166,418,165)	(33,439)	(87,324)
Select Shares	(1,540,469)	(2,484,802)	(315,134)	(3,114)
Trust Shares	(4,899)	(2,946)	(4,853)	(2,874)

Total distributions to shareholders	(429,615,585)	(400,061,034)	(4,296,626)	(683,583)

Capital share transactions (Note 3):
Institutional Shares	(606,011,616)	520,868,715	26,175,036	100,242,105
Premium Shares	(1,682,103,111)	(2,013,369,862)	(434,856)	2,445,981
Select Shares	(59,716,384)	(88,977,243)	55,815,617	2,930
Trust Shares	4,782	2,775	4,733	2,691

Net increase (decrease) in net assets resulting from capital share transactions	(2,347,826,329)	(1,581,475,615)	81,560,530	102,693,707

Increase (decrease) in net assets	(2,347,782,976)	(1,581,467,008)	81,560,530	102,693,707
NET ASSETS:
Beginning of year	9,837,018,266	11,418,485,274	103,095,323	401,616

End of year	$7,489,235,290	$9,837,018,266	$184,655,853	$103,095,323

Undistributed net investment income included in net assets at end of year	$5,563	$13,322	$—	$—

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund – Premium Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01

Total from investment operations	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	4.99%	3.23%	0.62	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$123,532	$183,243	$100
Ratio of expenses to average net assets(c)	0.17%	0.08%	0.05%
Ratio of expenses to average net assets prior to expense reductions(c)	0.21%	0.17%	0.17%
Ratio of net investment income to average net assets(c)	4.88%	3.54%	1.86%

(a)	Commencement of operations.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund – Premium Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Period from Dec. 2, 2002 (a) to Dec. 31, 2002
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01		0.01		0.00	(b)
Net realized gain (loss)	0.00 (b)	0.00 (b)	(0.00	)(b)	0.00	(b)	—

Total from investment operations	0.05	0.03	0.01		0.01		0.00	(b)

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)		(0.01)		(0.00	)(b)
Net realized gain	—	—	—		(0.00	)(b)	—

Total distributions	(0.05)	(0.03)	(0.01)		(0.01)		(0.00	)(b)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00

Total return	5.05%	3.24%	1.34%		1.10%		0.11	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,321,042	$1,803,171	$1,217,388		$290,099		$5
Ratio of expenses to average net assets(d)	0.15%	0.10%	0.10%		0.17%		0.25%
Ratio of expenses to average net assets prior to expense reductions(d)	0.19%	0.17%	0.17%		n/a		n/a
Ratio of net investment income to average net assets(d)	4.93%	3.24%	1.45%		0.98%		1.51%

(a)	Commencement of operations.

(b)	Rounds to less than $0.01.

(c)	Not annualized.

(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund – Premium Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Period from Apr. 16, 2003(a) to Dec. 31, 2003
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01		0.01
Net realized gain (loss)	0.00 (b)	0.00 (b)	0.00	(b)	(0.00	)(b)

Total from investment operations	0.05	0.03	0.01		0.01

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)		(0.01)
Net realized gain	—	—	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.05)	(0.03)	(0.01)		(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00

Total return	5.02%	3.21%	1.35%		0.75	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,551,648	$3,233,738	$5,247,105		$964,243
Ratio of expenses to average net assets(d)	0.16%	0.13%	0.07%		0.09%
Ratio of expenses to average net assets prior to expense reductions(d)	0.19%	0.17%	0.17%		n/a
Ratio of net investment income to average net assets(d)	4.88%	3.08%	1.62%		1.02%

(a)	Commencement of operations.

(b)	Rounds to less than $0.01.

(c)	Not annualized.

(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund – Premium Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01

Total from investment operations	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	4.99%	3.15%	0.59	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,112	$2,546	$100
Ratio of expenses to average net assets(c)	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions(c)	0.23%	0.17%	0.17%
Ratio of net investment income to average net assets(c)	4.61%	3.83%	1.77%

(a)	Commencement of operations.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2006, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Premium Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Institutional Shares, Select Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Institutional Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 83.96%, 90.92% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2006). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

As of December 31, 2006, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Losses	Net Distributable Earnings
Institutional Money Market	$31,320	$(820)	$30,500
Prime Money Market	62,869	—	62,869

The tax character of distributions paid for the years ended December 31, 2006 and December 31, 2005 were as follows:

Fund	2006	2005
Government Money Market
Distributions paid from:
Ordinary Income	$8,450,809	$29,123,137

Total Distributions	$8,450,809	$29,123,137

Institutional Money Market
Distributions paid from:
Ordinary Income	$272,815,553	$213,360,431

Total Distributions	$272,815,553	$213,360,431

Prime Money Market
Distributions paid from:
Ordinary Income	$429,615,585	$400,061,034

Total Distributions	$429,615,585	$400,061,034

Treasury Money Market
Distributions paid from:
Ordinary Income	$4,296,626	$683,583

Total Distributions	$4,296,626	$683,583

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2006.

From November 1, 2006 to December 31, 2006, the Institutional Money Market Fund incurred net realized capital losses. As permitted by tax regulations, the Fund has elected to defer the losses of $2 and treat it as arising in the year ending December 31, 2007.

As of December 31, 2006, the tax year-end of the Funds, the Institutional Money Market Fund had tax basis net capital loss carryforward of $818 expiring in 2014. Such losses may be applied against any net realized taxable gains in the succeeding year or until the respective expiration date, whichever occurs first.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds.

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Premium Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. Beginning May 1, 2006, BGI is entitled to receive for these administration services an annual fee of 0.10% of the average daily net assets of each Fund’s Premium Shares. Prior to May 1, 2006, BGI was entitled to receive an annual fee of 0.07%. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has voluntarily agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGI waived and/or credited administration fees of $7,743, $357,826, $169,399 and $1,557 for the Premium Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

As of December 31, 2006, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Premium Shares of the Funds were as follows:

	Government Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	565,169,010	$565,169,010	4,027,681,994	$4,027,681,994
Shares issued in reinvestment of dividends and distributions	2,880,744	2,880,744	4,744,687	4,744,687
Shares redeemed	(627,760,416)	(627,760,416)	(3,849,284,353)	(3,849,284,353)

Net increase (decrease)	(59,710,662)	$(59,710,662)	183,142,328	$183,142,328

	Institutional Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	7,528,346,842	$7,528,346,842	12,409,149,344	$12,409,149,344
Shares issued in reinvestment of dividends and distributions	73,667,121	73,667,121	53,195,056	53,195,056
Shares redeemed	(8,084,142,291)	(8,084,142,291)	(11,876,573,460)	(11,876,573,460)

Net increase (decrease)	(482,128,328)	$(482,128,328)	585,770,940	$585,770,940

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

	Prime Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	14,180,801,372	$14,180,801,372	27,815,810,863	$27,815,810,863
Shares issued in reinvestment of dividends and distributions	90,425,802	90,425,802	110,788,469	110,788,469
Shares redeemed	(15,953,330,285)	(15,953,330,285)	(29,939,969,194)	(29,939,969,194)

Net decrease	(1,682,103,111)	$(1,682,103,111)	(2,013,369,862)	$(2,013,369,862)

	Treasury Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	17,849,839	$17,849,839	119,416,584	$119,416,584
Shares issued in reinvestment of dividends and distributions	66,473	66,473	20,230	20,230
Shares redeemed	(18,351,168)	(18,351,168)	(116,990,833)	(116,990,833)

Net increase (decrease)	(434,856)	$(434,856)	2,445,981	$2,445,981

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Premium Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

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BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2006:

Fund	Interest- Related Dividends
Government Money Market	$8,450,809
Institutional Money Market	227,229,125
Prime Money Market	386,343,807
Treasury Money Market	4,296,626

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BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 149 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2005) of Global Index and Markets Group of BGI; Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.; Director (2000-2003) of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of BGIF due to his affiliations with BGFA, the investment adviser of the Master Portfolios, BGI, the parent company of BGFA and the administrator of the Funds and the Master Portfolios, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii; Director (since 2002) and Chairman of the Board (since 2005) of PBS (Public Broadcasting Service); Advisory Committee Member (since 1999) of Stanford Institute for Economic Policy Research; Director (since 1998) of Commonwealth Club of California; Advisory Committee Member (since 1992) of Pacific Forum/CSIS.

A. John Gambs, 1945	Trustee (since 2006).	Retired.	Trustee (since 2006) of MIP; Governor (since 2001) and Vice President (since 2002) of San Francisco Symphony; Trustee (1995-2005) of Marin Country Day School; Trustee (2000-2004) of Marin Academy; President and Director (since 1997) of the Gambs Family Foundation.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of California State Automobile Association; Director (since 2001) of Maier Siebel Baber; Trustee (since 2005) of World Affairs Council of Northern California.

17

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s) Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Leo Soong, 1946	Trustee (since 2000) and Lead Trustee (since 2006).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder (President through 1999) of Crystal Geyser Water Co.	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association; Director (since 2001) of Flash Electronics.

18

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.97%
Banc of America Securities LLC Tri-Party, 5.30%, due 1/2/07, maturity value $ 35,580,341 (collateralized by U.S. Government obligations, value $36,270,589, 5.71%, 12/1/36).	$35,559,400	$35,559,400
Credit Suisse First Boston Tri-Party, 5.32%, due 1/2/07, maturity value $ 35,580,420 (collateralized by U.S. Government obligations, value $36,275,356, 4.50% to 6.05%, 3/1/34 to 9/1/36).	35,559,400	35,559,400
Goldman Sachs Group Inc. Tri-Party, 5.34%, due 1/2/07, maturity value $ 35,580,499 (collateralized by U.S. Government obligations, value $36,271,158, 4.63%, 10/15/13).	35,559,400	35,559,400
Lehman Brothers Holdings Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $ 35,580,341 (collateralized by U.S. Government obligations, value $36,271,742, 3.50% to 8.68%, 2/1/16 to 10/1/44).	35,559,400	35,559,400
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $ 25,014,806 (collateralized by U.S. Government obligations, value $25,752,858, 0.00% to 5.80%, 5/16/31 to 10/15/36).	25,000,000	25,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $167,237,600)		167,237,600

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $167,237,600)		167,237,600

Other Assets, Less Liabilities – 0.03%		47,409

NET ASSETS – 100.00%		$167,285,009

The accompanying notes are an integral part of these financial statements.

19

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 1.81%
Calyon
5.18%, 03/30/07	$50,000,000	$50,000,000
Wells Fargo Bank N.A.
4.80%, 01/29/07	75,000,000	74,997,616

TOTAL CERTIFICATES OF DEPOSIT (Cost: $124,997,616)		124,997,616

COMMERCIAL PAPER – 26.52%
Amstel Funding Corp.
5.12%, 06/01/07(a)	41,621,000	40,715,327
5.22%, 04/16/07(a)	50,000,000	49,224,250
5.25%, 02/13/07(a)	20,000,000	19,868,750
Beta Finance Inc.
5.23%, 03/29/07(a)	67,000,000	66,133,708
Cantabric Finance LLC
5.24%, 03/07/07(a)	50,000,000	49,512,389
5.25%, 03/06/07(a)	100,000,000	99,037,500
5.26%, 01/30/07(a)	20,000,000	19,909,411
Cheyne Finance LLC
5.27%, 02/09/07(a)	31,000,000	30,813,940
Cobbler Funding Ltd.
5.38%, 01/25/07(a)	56,000,000	55,782,409
Concord Minutemen Capital Co. LLC
5.27%, 01/12/07(a)	25,000,000	24,952,469
Curzon Funding LLC
5.24%, 02/27/07(a)	50,000,000	49,570,611
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	38,591,611
Giro Multi-Funding Corp.
5.32%, 01/26/07(a)	84,360,000	84,023,403
Grampian Funding LLC
5.16%, 06/06/07(a)	35,000,000	34,207,367
Harrier Finance Funding LLC
5.12%, 06/06/07(a)	80,000,000	78,204,066
Kestrel Funding LLC
5.25%, 01/10/07(a)	25,000,000	24,959,896
KKR Pacific Funding Trust
5.38%, 01/23/07(a)	100,000,000	99,641,334
Lexington Parker Capital Co. LLC
5.19%, 05/17/07(a)	75,000,000	73,509,312
5.20%, 04/12/07(a)	5,000,000	4,925,611
5.21%, 04/11/07(a)	51,364,000	50,605,782
5.26%, 02/14/07(a)	129,261,000	128,392,222
Nelnet Student Asset Funding LLC
5.35%, 01/16/07(a)	30,249,000	30,172,579
5.35%, 01/23/07(a)	18,958,000	18,890,383
Nestle Capital Corp.
5.19%, 08/09/07(a)	15,000,000	14,519,925
Polonius Inc.
5.26%, 02/20/07(a)	39,150,000	38,852,547
Prudential Funding LLC
5.26%, 01/25/07(a)	20,000,000	19,924,022
Sedna Finance Inc.
5.22%, 04/17/07(a)	50,000,000	49,217,000
5.26%, 01/31/07(a)	100,000,000	99,532,445
Sigma Finance Inc.
5.21%, 05/03/07(a)	75,000,000	73,654,084
5.26%, 02/21/07(a)	30,000,000	29,767,683
Simba Funding Corp.
5.26%, 01/26/07(a)	26,630,000	26,524,945
Societe Generale North America Inc.
5.10%, 08/13/07	140,000,000	135,522,061
5.14%, 06/06/07	30,000,000	29,323,892
5.17%, 06/08/07	65,000,000	63,507,889
Thames Asset Global Securitization No. 1 Inc.
5.26%, 01/22/07(a)	35,013,000	34,895,337
5.33%, 01/22/07(a)	50,000,000	49,829,736

TOTAL COMMERCIAL PAPER (Cost: $1,836,715,896)		1,836,715,896

MEDIUM-TERM NOTES – 2.31%
Cullinan Finance Corp.
5.07%, 02/26/07(a)	70,000,000	70,000,000
5.18%, 03/15/07(a)	20,000,000	20,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sigma Finance Inc.
5.35%, 04/27/07(a)	35,000,000	34,998,867

TOTAL MEDIUM-TERM NOTES (Cost: $159,998,867)		159,998,867

REPURCHASE AGREEMENTS – 30.33%
Bank of America N.A. Tri-Party, 5.30%, due 1/2/07, maturity value $ 40,023,556 (collateralized by U.S. Government obligations, value $40,800,000, 6.50% to 8.19%, 8/1/35 to 10/1/36).	40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party, 5.37%, due 1/2/07, maturity value $ 150,089,500 (collateralized by U.S. Government to bligations, value $153,003,074, 4.00% to 11.00%, 1/1/08 to 1/1/37).	150,000,000	150,000,000
BNP Securities Corp. Tri-Party, 5.36%, due 1/2/07, maturity value $10,005,956 (collateralized by non-U.S. Government debt securities, value $10,500,001, 5.46%, 3/15/08).	10,000,000	10,000,000

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
Citigroup Global Markets Holdings Inc. Tri-Party, 5.42%, due 1/2/07, maturity value $50,030, 111 (collateralized by non-U.S. Government debt securities, value $56,422,383, 0.00% to 10.00%, 5/27/33 to 12/21/36).	$50,000,000	$50,000,000
Citigroup Global Markets Holdings Inc. Tri-Party, 5. 46%, due 1/2/07, maturity value $250,151,667 (collateralized by non-U.S. Government debt securities, value $275,473,985, 0.00% to 10.00%, 5/27/33 to 12/21/36).	250,000,000	250,000,000
Credit Suisse First Boston Inc. Tri-Party, 5.32%, due 1/2/07, maturity value $40,023,644 (collateralized by U.S. Government obligations, value $40,802,485, 5.47% to 5.99%, 2/1/36 to 12/1/36).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party, 5.31%, due 1/2/07, maturity value $400,236,000 (collateralized by U.S. Government obligations, value $408,000,000, 5.00% to 6.50%, 3/1/26 to 12/1/36).	400,000,000	400,000,000
Goldman Sachs Group Inc. Tri-Party, 5.34%, due 1/2/07, maturity value $50,029,667 (collateralized by U.S. Government obligations, value $51,500,000, 5.58% to 6.32%, 7/15/23 to 8/15/35).	50,000,000	50,000,000
Goldman Sachs Group Inc. Tri-Party, 5.35%, due 1/2/07, maturity value $100,059,444 (collateralized by non-U.S. Government debt securities, value $105,000,000, 5.94% to 6.00%, 6/25/36 to 10/25/36).	100,000,000	100,000,000
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $200,119,111 (collateralized by non-U.S. Government debt securities, value $210,000,000, 0.00% to 6.50%, 3/20/10 to 5/25/46).	200,000,000	200,000,000
Goldman Sachs Group Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $25,015,167 (collateralized by non-U.S. Government debt securities, value $26,250,000, 0.00% to 10.00%, 1/1/10).	25,000,000	25,000,000
Greenwich Capital Markets Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $50,030,333 (collateralized by non-U.S. Government debt securities, value $57,037,399, 0.41% to 7.50%, 4/1/36 to 8/15/36).	50,000,000	50,000,000
HSBC Securities Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $50,029,778 (collateralized by non-U.S. Government debt securities, value $52,500,031, 5.28% to 5.35%, 7/1/24 to 6/1/46).	50,000,000	50,000,000
JP Morgan Securities Inc. Tri-Party, 5.41%, due 1/2/07, maturity value $15,009,017 (collateralized by non-U.S. Government debt securities, value $15,750,749, 7.19%, 4/1/11).	15,000,000	15,000,000
Lehman Brothers Holdings Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $250,151,111 (collateralized by non-U.S. Government debt securities, value $261,626,384, 0.00% to 11.19%, 1/16/07 to 12/15/36).	250,000,000	250,000,000
Lehman Brothers Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $50,029,444 (collateralized by U.S. Government obligations, value $51,004,002, 4.19% to 7.28%, 10/1/30 to 7/1/36).	50,000,000	50,000,000
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $40,023,689 (collateralized by U.S. Government obligations, value $41,203,349, 5.62% to 5.65%, 2/20/34 to 7/15/36).	40,000,000	40,000,000
Morgan Stanley Tri-Party, 5.51%, due 1/4/08, maturity value $264,195,903 (collateralized by non-U.S. Government debt securities, value $271,084,771, 0.00% to 10.00%, 1/1/07 to 12/31/37).(b)	250,000,000	250,000,000
Wachovia Capital Tri-Party, 5.38%, due 1/2/07, maturity value $80,047,822 (collateralized by non-U.S. Government debt securities, value $84,000,001, 4.35% to 6.23%, 1/20/22 to 11/15/48).	80,000,000	80,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,100,000,000)		2,100,000,000

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
TIME DEPOSITS – 1.01%
Rabobank Nederland NV
5.25%, 01/02/07	$70,189,000	$70,189,000

TOTAL TIME DEPOSITS (Cost: $70,189,000)		70,189,000

VARIABLE & FLOATING RATE NOTES – 37.68%
Allstate Life Global Funding II
5.33%, 11/02/07	30,000,000	30,000,000
5.36%, 01/25/08(a)	50,000,000	50,000,000
5.39%, 01/15/08(a)	35,000,000	35,010,440
5.40%, 01/08/08(a)	11,000,000	11,003,070
5.43%, 01/15/08(a)	25,000,000	25,007,536
American Immigration Lawyers
Association Inc.
5.40%, 01/02/07(a)	3,600,000	3,600,000
AmeriCredit Automobile Receivables
Trust Series 2006-BG Class A1
5.35%, 10/09/07	9,877,748	9,877,748
ANZ National International Ltd.
5.35%, 12/07/07(a)	75,000,000	75,000,000
ASIF Global Financing
5.37%, 01/23/08(a)	75,000,000	74,997,429
Australia & New Zealand
Banking Group Ltd.
5.35%, 01/23/08(a)	35,000,000	35,000,000
Bank of America N.A.
5.28%, 04/20/07	30,000,000	30,000,000
Bank of Ireland
5.35%, 08/20/07(a)	70,000,000	70,000,000
Capital Auto Receivables Asset
Trust Series 2006-2 Class A1
5.34%, 12/15/07	64,000,000	64,000,000
Carlyle Loan Investment Ltd.
Series 2006-3A Class 1
5.40%, 07/15/07(a)	33,000,000	33,000,000
Commodore CDO Ltd. 2003-2A
Class A1MM
5.44%, 12/12/07(a)	25,000,000	25,000,000
Credit Suisse First Boston NY
5.38%, 04/24/07	25,000,000	25,000,409
5.43%, 08/21/07	15,000,000	15,000,000
DaimlerChrysler Auto Trust
Series 2006-C Class A1
5.33%, 10/08/07(a)	14,446,125	14,446,125
DEPFA Bank PLC
5.40%, 09/14/07(a)	100,000,000	100,000,000
Great America Leasing Receivables
Series 2006-1 Class A1
5.40%, 11/15/07(a)	29,390,632	29,390,632
Harrier Finance Funding LLC
5.32%, 08/07/07(a)	50,000,000	49,993,934
5.36%, 07/20/07(a)	25,000,000	25,002,678
5.36%, 07/25/07(a)	15,000,000	15,001,746
5.36%, 08/13/07(a)	30,000,000	30,003,662
HBOS Treasury Services PLC
5.44%, 01/24/08(a)	50,000,000	50,000,000
Holmes Master Issuer PLC
Series 2006-1A Class 1A
5.32%, 02/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.45%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.35%, 01/02/07(a)	46,000,000	46,000,000
JPMorgan Chase & Co.
5.32%, 08/02/07	75,000,000	75,000,000
5.40%, 07/27/07	100,000,000	100,000,000
K2 USA LLC
5.39%, 06/04/07(a)	60,000,000	60,000,000
Kestrel Funding LLC
5.33%, 07/11/07(a)	25,000,000	24,998,589
Kommunalkredit Austria AG
5.35%, 01/09/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.35%, 01/02/07(a)	9,800,000	9,800,000
Leafs LLC
5.35%, 02/20/07(a)	19,807,569	19,807,574
Marshall & Ilsley Bank
5.35%, 01/15/08	60,000,000	60,000,000
Master Funding LLC
5.38%, 04/25/07(a)	60,000,000	60,000,000
5.38%, 05/25/07(a)	50,000,000	50,000,000
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(b)	60,000,000	60,000,000
MetLife Insurance Co. of Connecticut
5.45%, 02/02/07(a)(b)	50,000,000	50,000,000
5.45%, 07/18/07(a)(b)	25,000,000	25,000,000
5.46%, 08/17/07(a)(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.36%, 09/14/07(a)	50,000,000	50,000,000
5.37%, 12/07/07(a)	40,000,000	40,000,000
Nationwide Building Society
5.44%, 10/26/07(a)	100,000,000	100,000,000
Nordea Bank AB
5.36%, 09/11/07(a)	75,000,000	75,000,000
Northern Rock PLC
5.39%, 08/03/07(a)	70,000,000	70,000,000
Northlake CDO I Series 1A
Class IMM-1A
5.42%, 03/06/07(a)	15,000,000	15,000,000
Permanent Financing PLC
Series 9A Class 1A
5.32%, 03/10/07(a)	60,000,000	60,000,000
Pricoa Global Funding I
5.34%, 11/27/07	65,000,000	65,000,000
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(a)	50,000,000	50,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
Societe Generale
5.34%, 07/02/07(a)	$30,000,000	$30,000,000
Strips III LLC
5.40%, 08/24/07(a)	15,772,835	15,772,835
Trap Rock Industry Inc.
5.35%, 01/02/07(a)	19,370,000	19,370,000
Union Hamilton Special Funding LLC
5.36%, 03/28/07(a)	50,000,000	50,000,000
5.36%, 06/15/07(a)	25,000,000	25,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.34%, 01/25/07(a)	37,650,695	37,650,695
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.34%, 01/25/07(a)	43,806,528	43,806,528
Westpac Banking Corp.
5.39%, 07/11/07	70,000,000	70,000,000
Wind Master Trust
5.34%, 07/25/07(a)	25,000,000	25,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,609,541,630)		2,609,541,630

TOTAL INVESTMENTS IN SECURITIES – 99.66% (Cost: $6,901,443,009)		6,901,443,009

Other Assets, Less Liabilities – 0.34%		23,521,880

NET ASSETS – 100.00%		$6,924,964,889

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

23

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 2.66%
Calyon
4.84%, 01/30/07	$50,000,000	$50,000,204
5.18%, 03/30/07	70,000,000	70,000,000
Credit Suisse First Boston NY
5.40%, 06/04/07	100,000,000	100,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $220,000,204)		220,000,204

COMMERCIAL PAPER – 15.50%
Amstel Funding Corp.
5.25%, 02/13/07(a)	10,000,000	9,934,375
Atlantis One Funding
5.20%, 02/28/07(a)	100,000,000	99,133,333
Beta Finance Inc.
5.24%, 03/15/07(a)	100,000,000	98,908,334
Cheyne Finance LLC
5.38%, 10/31/07(a)	30,000,000	29,994,986
Concord Minutemen Capital Co. LLC
5.27%, 01/12/07(a)	20,000,000	19,961,975
Five Finance Inc.
5.21%, 04/16/07(a)	34,000,000	33,473,500
5.22%, 04/23/07(a)	30,000,000	29,504,100
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	38,591,611
5.07%, 09/07/07	40,000,000	38,586,033
Giro Multi-Funding Corp.
5.32%, 01/26/07(a)	100,000,000	99,601,000
Grampian Funding LLC
5.16%, 06/06/07(a)	35,000,000	34,207,367
K2 USA LLC
5.21%, 04/12/07(a)	47,900,000	47,185,984
Lexington Parker Capital Co. LLC
5.26%, 02/14/07(a)	116,374,000	115,591,837
5.27%, 01/12/07(a)	30,000,000	29,942,963
Nestle Capital Corp.
5.19%, 08/09/07(a)	25,000,000	24,199,875
Park Sienna LLC
5.35%, 01/02/07(a)	17,371,000	17,363,256
Sedna Finance Inc.
5.22%, 04/20/07(a)	56,000,000	55,098,680
Sigma Finance Inc.
5.26%, 02/21/07(a)	50,000,000	49,612,805
Societe Generale North America Inc.
5.10%, 08/13/07	125,000,000	121,001,840
5.14%, 06/06/07	30,000,000	29,323,892
5.17%, 06/08/07	100,000,000	97,704,445
Sydney Capital Corp.
5.26%, 02/14/07(a)	85,400,000	84,826,017
Unicredi to Italiano Bank Ireland
5.21%, 05/07/07(a)	80,000,000	78,518,045

TOTAL COMMERCIAL PAPER (Cost: $1,282,266,253)		1,282,266,253

MEDIUM-TERM NOTES – 4.06%
Cullinan Finance Corp.
5.07%, 02/26/07(a)	110,000,000	110,000,000
5.18%, 03/15/07(a)	30,000,000	30,000,000
5.36%, 04/25/07(a)	31,000,000	31,000,000
5.44%, 08/23/07(a)	25,000,000	25,000,000
Sigma Finance Inc.
4.78%, 01/26/07(a)	75,000,000	75,000,000
5.35%, 04/27/07(a)	65,000,000	64,997,894

TOTAL MEDIUM-TERM NOTES (Cost: $335,997,894)		335,997,894

REPURCHASE AGREEMENTS – 25.62%
Banc of America Securities LLC Tri-Party, 5.30%, due 1/2/07, maturity value $40,023,556 (collateralized by U.S. Government to obligations, value $40,800,000, 6.50%, 10/1/36).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party, 5.36%, due 1/2/07, maturity value $300,178,667 (collateralized by non-U.S. Government debt securities, value $330,000,001, 5.30% to 7.08%, 9/15/09 to 5/1/19).	300,000,000	300,000,000
Bear Stearns Companies Inc. (The) Tri-Party, 5.32%, due 1/2/07, maturity value $300,177,333 (collateralized by U.S. Government to obligations, value $306,002,447, 4.50% to 9.00%, 3/1/08 to 12/1/36).	300,000,000	300,000,000
Credit Suisse First Boston Inc. Tri-Party, 5.32%, due 1/2/07, maturity value $40,023,644 (collateralized by U.S. Government to obligations, value $40,802,553, 5.33% to 5.99%, 6/1/36 to 12/1/36).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party, 5.34%, due 1/2/07, maturity value $50,029,667 (collateralized by non-U.S. Government debt securities, value $52,500,001, 2.28% to 5.65%, 8/15/07 to 6/12/41).	50,000,000	50,000,000
Goldman Sachs Group Inc. Tri-Party, 5.31%, due 1/2/07, maturity value $500,295,000 (collateralized by U.S. Government obligations, value $510,000,000, 4.00% to 6.00%, 3/1/19 to 12/1/36).	500,000,000	500,000,000

24

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $150,089,333 (collateralized by non-U.S. Government debt securities, value $183,750,001, 0.00% to 10.00%, 1/1/07 to 12/31/36).	$150,000,000	$150,000,000
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $200,119,111 (collateralized by non-U.S. Government debt securities, value $204,000,001, 5.31% to 5.42%, 1/12/07 to 3/26/07).	200,000,000	200,000,000
Goldman Sachs Group Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $50,030,333 (collateralized by U.S. Government obligations, value $51,000,348, 4.50%, 11/15/12 to 7/15/13).	50,000,000	50,000,000
Lehman Brothers Holdings Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $200,119,111 (collateralized by non-U.S. Government debt securities, value $210,002,614, 1.34% to 9.48%, 1/18/11 to 10/15/49).	200,000,000	200,000,000
Lehman Brothers Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $50,029,444 (collateralized by U.S. Government obligations, value $51,000,067, 3.94% to 7.09%, 1/1/13 to 4/1/40).	50,000,000	50,000,000
Lehman Brothers Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $150,090,667 (collateralized by non-U.S. Government debt securities, value $154,501,620, 3.95% to 8.88%, 10/24/08 to 12/1/66).	150,000,000	150,000,000
Lehman Brothers Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $50,030,222 (collateralized by non-U.S. Government debt securities, value $51,503,498, 3.34% to 8.75%, 6/15/07 to 12/1/66).	50,000,000	50,000,000
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $40,023,689 (collateralized by U.S. Government obligations, value $41,203,437, 5.62%, 7/15/36).	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,120,000,000)		2,120,000,000

TIME DEPOSITS – 2.35%
Rabobank Nederland NV
5.25%, 01/02/07	194,283,000	194,283,000

TOTAL TIME DEPOSITS (Cost: $194,283,000)		194,283,000

VARIABLE & FLOATING RATE NOTES – 49.32%
Allstate Life Global Funding II
5.33%, 11/02/07	45,000,000	45,000,000
5.36%, 01/25/08(a)	160,000,000	160,005,461
5.39%, 01/15/08(a)	85,000,000	85,026,161
5.40%, 01/08/08(a)	58,000,000	58,007,669
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(a)	50,000,000	50,000,000
ASIF Global Financing
5.37%, 01/23/08(a)	75,000,000	74,997,429
5.41%, 05/03/07(a)	30,400,000	30,405,277
Bank of America N.A.
5.28%, 04/20/07	50,000,000	50,000,000
Beta Finance Inc.
5.41%, 06/27/07(a)	55,000,000	55,010,569
Carlyle Loan Investment Ltd. Series 2006-1A Class 1
5.40%, 04/13/07(a)	12,000,000	12,000,000
Carlyle Loan Investment Ltd. Series 2006-2A Class 1
5.40%, 05/15/07(a)	15,000,000	15,000,000
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.40%, 07/15/07(a)	62,000,000	62,000,000
Citigroup Global Markets Holdings Inc.
5.35%, 04/30/07	400,000,000	400,000,000
DEPFA Bank PLC
5.40%, 09/14/07(a)	50,000,000	50,000,000
Dorada Finance Inc.
5.41%, 06/27/07(a)	70,000,000	70,013,452
Five Finance Inc.
5.31%, 06/29/07(a)	60,000,000	59,994,050
General Electric Capital Corp.
5.31%, 01/24/08	65,000,000	65,000,000
Harrier Finance Funding LLC
5.36%, 08/13/07(a)	45,000,000	45,005,493
Hartford Life Global Funding Trust
5.37%, 01/15/08	100,000,000	100,000,000
Holmes Financing PLC Series 10A Class 1A
5.32%, 07/15/07(a)	150,000,000	150,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.32%, 02/15/07(a)	93,000,000	93,000,000

25

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
ING USA Annuity & Life Insurance Co.
5.45%, 01/10/08(a)(b)	$45,000,000	$45,000,000
K2 USA LLC
5.33%, 06/28/07(a)	60,000,000	59,997,041
Kestrel Funding LLC
5.33%, 07/11/07(a)	35,000,000	34,998,024
Leafs LLC
5.35%, 01/22/07(a)	74,563,334	74,563,334
5.35%, 12/20/07(a)	49,632,000	49,632,000
Links Finance LLC
5.31%, 05/10/07(a)	85,000,000	84,996,888
5.35%, 05/16/07(a)	55,000,000	54,997,936
Lothian Mortgages Master Issuer PLC
Series 2006-1A Class A1
5.32%, 04/24/07(a)	54,106,191	54,106,191
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(b)	65,000,000	65,000,000
Metropolitan Life Global Funding I
5.36%, 08/06/07(a)	139,680,000	139,686,160
MetLife Insurance Co.of Connecticut
5.45%, 08/01/07(a)(b)	15,000,000	15,000,000
5.48%, 07/25/07(a)(b)	50,000,000	50,000,000
Morgan Stanley
5.37%, 10/03/07	100,000,000	100,000,000
Mound Financing PLC
Series 5A Class 1A
5.32%, 05/08/07(a)	81,000,000	81,000,000
Nationwide Building Society
5.38%, 01/07/08(a)	100,000,000	100,000,000
5.44%, 10/26/07(a)	50,000,000	50,000,000
Newcastle CDO Ltd.
Series 2005-6A Class IM1
5.37%, 04/24/07(a)	45,000,000	44,995,763
Permanent Financing PLC
Series 9A Class 1A
5.32%, 03/10/07(a)	100,000,000	100,000,000
Principal Life Global Funding I
5.80%, 02/08/07(a)	55,000,000	55,026,671
Rabobank Nederland NV
5.33%, 11/15/07(a)	140,000,000	140,000,000
Royal Bank of Scotland
4.81%, 01/29/07	50,000,000	49,998,412
Sedna Finance Inc.
5.33%, 05/25/07(a)	55,000,000	54,997,800
Strips III LLC
5.40%, 07/24/07(a)	20,579,555	20,579,555
Tango Finance Corp.
5.30%, 07/11/07(a)	55,000,000	54,994,299
5.32%, 06/15/07(a)	50,000,000	49,999,017
5.33%, 06/21/07(a)	40,000,000	39,998,090
5.35%, 07/16/07(a)	53,000,000	52,996,941
Union Hamilton Special Funding LLC
5.36%, 03/28/07(a)	100,000,000	100,000,000
5.37%, 06/21/07(a)	50,000,000	50,000,000
Wachovia Asset Securitization Inc.
Series 2004-HM1A Class A
5.34%, 01/25/07(a)	18,825,348	18,825,348
Wachovia Asset Securitization Inc.
Series 2004-HM2A Class AMM
5.34%, 01/25/07(a)	65,709,792	65,709,792
Wal-Mart Stores Inc.
5.50%, 07/15/07(a)	10,000,000	10,003,652
Whistle Jacket Capital Ltd.
5.31%, 04/18/07(a)	60,000,000	59,996,417
5.35%, 06/13/07(a)	45,000,000	45,003,110
5.37%, 03/01/07(a)	25,000,000	25,000,625
White Pine Finance LLC
5.31%, 07/16/07(a)	70,000,000	69,992,384
5.32%, 05/22/07(a)	70,000,000	69,993,145
5.32%, 08/20/07(a)	80,000,000	79,985,476
Wind Master Trust
5.34%, 07/25/07(a)	32,870,000	32,870,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $4,080,409,632)		4,080,409,632

TOTAL INVESTMENTS IN SECURITIES – 99.51% (Cost: $8,232,956,983)		8,232,956,983

Other Assets, Less Liabilities – 0.49%		40,125,642

NET ASSETS – 100.00%		$8,273,082,625

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

26

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.97%
Banc of America Securities LLC Tri-Party, 4.60%, due 1/2/07, maturity value $41,378,938 (collateralized by U.S. Government obligations, value $42,185,443, 3.25%, 8/15/07).	$41,357,800	$41,357,800
Credit Suisse First Boston Tri-Party, 4.90%, due 1/2/07, maturity value $41,380,317 (collateralized by U.S. Government obligations, value $42,189,207, 3.25% to 13.25%, 8/15/07 to 8/15/28).	41,357,800	41,357,800
Goldman Sachs Group Inc. Tri-Party, 4.70%, due 1/2/07, maturity value $41,379,398 (collateralized by U.S. Government obligations, value $42,185,317, 6.13%, 8/15/07).	41,357,800	41,357,800
Lehman Brothers Holdings Inc. Tri-Party, 4.65%, due 1/2/07, maturity value $41,379,168 (collateralized by U.S. Government obligations, value $42,186,482, 3.13% to 7.50%, 5/15/07 to 11/15/27).	41,357,800	41,357,800
Merrill Lynch & Co. Inc. Tri-Party, 4.65%, due 1/2/07, maturity value $20,010,333 (collateralized by U.S. Government obligations, value $20,403,435, 4.50% to 5.25%, 1/15/14 to 4/18/16).	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $185,431,200)		185,431,200

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $185,431,200)		185,431,200

Other Assets, Less Liabilities – 0.03%		53,068

NET ASSETS – 100.00%		$185,484,268

The accompanying notes are an integral part of these financial statements.

27

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2006

Government Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$167,237,600	99.97%
Other Net Assets	47,409	0.03

TOTAL	$167,285,009	100.00%

Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$2,609,541,630	37.68%
Repurchase Agreements	2,100,000,000	30.33
Commercial Paper	1,836,715,896	26.52
Medium-Term Notes	159,998,867	2.31
Certificates of Deposit	124,997,616	1.81
Time Deposits	70,189,000	1.01
Other Net Assets	23,521,880	0.34

TOTAL	$6,924,964,889	100.00%

Prime Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$4,080,409,632	49.32%
Repurchase Agreements	2,120,000,000	25.62
Commercial Paper	1,282,266,253	15.50
Medium-Term Notes	335,997,894	4.06
Certificates of Deposit	220,000,204	2.66
Time Deposits	194,283,000	2.35
Other Net Assets	40,125,642	0.49

TOTAL	$8,273,082,625	100.00%

Treasury Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$185,431,200	99.97%
Other Net Assets	53,068	0.03

TOTAL	$185,484,268	100.00%

These tables are not part of the financial statements.

28

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2006

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$4,801,443,009	$6,112,956,983	$—
Repurchase agreements, at value and cost (Note 1)	167,237,600	2,100,000,000	2,120,000,000	185,431,200
Cash	386	291	830	203
Receivables:
Interest	74,103	23,984,641	40,602,651	72,717
Due from investment adviser	—	—	—	3,007

Total Assets	167,312,089	6,925,427,941	8,273,560,464	185,507,127

LIABILITIES
Payables:
Investment advisory fees (Note 2)	4,251	438,446	451,456	—
Accrued expenses (Note 2):
Professional fees	22,829	24,606	26,383	22,809
Independent trustees’ fees	—	—	—	50

Total Liabilities	27,080	463,052	477,839	22,859

NET ASSETS	$167,285,009	$6,924,964,889	$8,273,082,625	$185,484,268

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2006

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$8,739,812	$331,165,036	$513,690,122	$4,303,455

Total investment income	8,739,812	331,165,036	513,690,122	4,303,455

EXPENSES (Note 2)
Investment advisory fees	175,487	6,536,796	10,219,789	85,545
Professional fees	23,305	41,107	53,649	22,999
Independent trustees’ fees	833	27,466	46,243	306

Total expenses	199,625	6,605,369	10,319,681	108,850
Less expense reductions (Note 2)	(55,520)	(1,585,927)	(2,055,676)	(108,850)

Net expenses	144,105	5,019,442	8,264,005	—

Net investment income	8,595,707	326,145,594	505,426,117	4,303,455

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	—	1,615	65,629	—

Net realized gain	—	1,615	65,629	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,595,707	$326,147,209	$505,491,746	$4,303,455

The accompanying notes are an integral part of these financial statements.

29

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,595,707	$29,247,583	$326,145,594	$237,180,094
Net realized gain	—	—	1,615	35,169

Net increase in net assets resulting from operations	8,595,707	29,247,583	326,147,209	237,215,263

Interestholder transactions:
Contributions	797,609,141	7,564,992,045	38,273,990,665	58,641,619,347
Withdrawals	(1,033,386,805)	(7,648,995,142)	(37,977,755,985)	(58,107,077,434)

Net increase (decrease) in net assets resulting from interestholder transactions	(235,777,664)	(84,003,097)	296,234,680	534,541,913

Increase (decrease) in net assets	(227,181,957)	(54,755,514)	622,381,889	771,757,176
NET ASSETS:
Beginning of year	394,466,966	449,222,480	6,302,583,000	5,530,825,824

End of year	$167,285,009	$394,466,966	$6,924,964,889	$6,302,583,000

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$505,426,117	$452,846,366	$4,303,455	$685,155
Net realized gain	65,629	9,750	—	—

Net increase in net assets resulting from operations	505,491,746	452,856,116	4,303,455	685,155

Interestholder transactions:
Contributions	64,798,575,033	79,992,322,542	778,069,880	219,416,585
Withdrawals	(68,524,371,054)	(81,445,952,186)	(700,382,564)	(117,010,598)

Net increase (decrease) in net assets resulting from interestholder transactions	(3,725,796,021)	(1,453,629,644)	77,687,316	102,405,987

Increase (decrease) in net assets	(3,220,304,275)	(1,000,773,528)	81,990,771	103,091,142
NET ASSETS:
Beginning of year	11,493,386,900	12,494,160,428	103,493,497	402,355

End of year	$8,273,082,625	$11,493,386,900	$185,484,268	$103,493,497

The accompanying notes are an integral part of these financial statements.

30

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interest holder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interest holders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

31

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

As of December 31, 2006, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. Beginning May 1, 2006, BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2007. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has voluntarily agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGFA waived and/or credited investment advisory fees of $55,520, $1,585,927, $2,055,676 and $108,850 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the

32

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. MIP is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolios’ financial statement disclosures.

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002
Government Money Market
Ratio of expenses to average net assets(a)	0.08%	0.03%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.11%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	4.90%	3.16%	1.93	%(b)	n/a		n/a
Total return	5.08%	3.28%	0.64	%(b)(c)	n/a		n/a
Money Market
Ratio of expenses to average net assets	0.08%	0.05%	0.05%		0.10%		0.10%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.10%	0.10%		n/a		n/a
Ratio of net investment income to average net assets	4.99%	3.27%	1.40%		1.15%		1.80%
Total return	5.13%	3.28%	1.39%		1.16%		1.84%
Prime Money Market
Ratio of expenses to average net assets(a)	0.08%	0.08%	0.03%		0.03	%(d)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%	0.10%	0.10%		0.10	%(d)	n/a
Ratio of net investment income to average net assets(a)	4.95%	3.22%	1.52%		1.12	%(d)	n/a
Total return	5.11%	3.26%	1.40%		0.80	%(c)(d)	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%	0.00%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.13%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	5.03%	3.99%	1.82	%(b)	n/a		n/a
Total return	5.04%	3.20%	0.61	%(b)(c)	n/a		n/a

(a)	Annualized for periods of less than one year.

(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.

(c)	Not annualized.

(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interest holders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

34

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

35

Notes:

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMPR1206

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2006 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2006

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

SELECT SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/06)	Ending Account Value (12/31/06)	Annualized Expense Ratio(a)	Expenses Paid During Period (b) (7/1/06 to 12/31/06)
Government Money Market
Select Shares
Actual	$1,000.00	$1,026.20	0.21%	$1.07
Hypothetical (5% return before expenses)	1,000.00	1,024.16	0.21	1.07
Institutional Money Market
Select Shares
Actual	1,000.00	1,026.40	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Prime Money Market
Select Shares
Actual	1,000.00	1,026.30	0.21	1.07
Hypothetical (5% return before expenses)	1,000.00	1,024.16	0.21	1.07
Treasury Money Market
Select Shares
Actual	1,000.00	1,026.20	0.10	0.51
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.10	0.51

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes expense reductions during the period.

(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Select Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2006

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$167,285,009	$5,814,334,517	$7,521,905,359	$185,484,268

Total Assets	167,285,009	5,814,334,517	7,521,905,359	185,484,268

LIABILITIES
Payables:
Distribution to shareholders	541,710	26,471,006	32,274,992	808,516
Administration fees (Note 2)	9,407	270,568	376,504	3,913
Distribution fees – Aon Captives Shares (Note 2)	—	17,696	—	—
Accrued expenses (Note 2):
Professional fees	15,954	16,904	18,573	15,940
Independent trustees’ fees	—	—	—	46

Total Liabilities	567,071	26,776,174	32,670,069	828,415

NET ASSETS	$166,717,938	$5,787,558,343	$7,489,235,290	$184,655,853

Net assets consist of:
Paid-in capital	$166,717,938	$5,787,527,843	$7,489,172,421	$184,655,853
Undistributed net investment income	—	31,320	5,563	—
Undistributed net realized gain (accumulated net realized loss)	—	(820)	57,306	—

NET ASSETS	$166,717,938	$5,787,558,343	$7,489,235,290	$184,655,853

Aon Captives Shares
Net Assets	$—	$69,082,724	$—	$—

Shares outstanding	—	69,082,172	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$395,262	$4,198,724,323	$5,915,836,373	$126,517,575

Shares outstanding	395,262	4,198,709,058	5,915,789,555	126,517,575

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$123,532,104	$1,321,042,198	$1,551,648,412	$2,111,547

Shares outstanding	123,532,104	1,321,031,259	1,551,631,945	2,111,547

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$42,682,680	$1,228,948	$21,642,357	$55,918,956

Shares outstanding	42,682,680	1,228,941	21,642,773	55,918,956

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$107,892	$197,480,150	$108,148	$107,775

Shares outstanding	107,892	197,480,202	108,148	107,775

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2006

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$8,739,812	$279,166,390	$441,029,206	$4,303,455
Expenses(a)	(144,105)	(4,242,262)	(7,058,243)	—

Net investment income allocated from corresponding Master Portfolio	8,595,707	274,924,128	433,970,963	4,303,455

FUND EXPENSES (Note 2)
Administration fees	147,743	3,219,246	4,832,189	45,857
Distribution fees – Aon Captives Shares	—	76,420	—	—
Professional fees	16,432	31,129	41,730	16,130
Independent trustees’ fees	827	22,919	38,951	302

Total fund expenses	165,002	3,349,714	4,912,870	62,289
Less expense reductions (Note 2)	(20,104)	(1,237,001)	(543,539)	(55,460)

Net fund expenses	144,898	2,112,713	4,369,331	6,829

Net investment income	8,450,809	272,811,415	429,601,632	4,296,626

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	—	1,322	57,306	—

Net realized gain	—	1,322	57,306	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,450,809	$272,812,737	$429,658,938	$4,296,626

(a)	Net of investment advisory fee reductions in the amounts of $55,520, $1,330,207, $1,790,931 and $108,850, respectively.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,450,809	$29,123,137	$272,811,415	$213,360,485
Net realized gain	—	—	1,322	32,325

Net increase in net assets resulting from operations	8,450,809	29,123,137	272,812,737	213,392,810

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(3,715,877)	(2,943,319)
Institutional Shares	(2,592,685)	(22,103,787)	(186,931,038)	(129,993,058)
Premium Shares	(3,831,192)	(6,585,019)	(78,290,437)	(79,980,794)
Select Shares	(2,022,076)	(431,372)	(291,403)	(440,285)
Trust Shares	(4,856)	(2,959)	(3,586,798)	(2,975)

Total distributions to shareholders	(8,450,809)	(29,123,137)	(272,815,553)	(213,360,431)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	(8,815,803)	(28,534,415)
Institutional Shares	(168,804,945)	(278,900,244)	712,850,474	(138,646,363)
Premium Shares	(59,710,662)	183,142,328	(482,128,328)	585,770,940
Select Shares	1,970,382	40,611,873	(23,711,270)	18,227,811
Trust Shares	4,739	2,785	197,376,819	2,796

Net increase (decrease) in net assets resulting from capital share transactions	(226,540,486)	(55,143,258)	395,571,892	436,820,769

Increase (decrease) in net assets	(226,540,486)	(55,143,258)	395,569,076	436,853,148
NET ASSETS:
Beginning of year	393,258,424	448,401,682	5,391,989,267	4,955,136,119

End of year	$166,717,938	$393,258,424	$5,787,558,343	$5,391,989,267

Undistributed net investment income included in net assets at end of year	$—	$—	$31,320	$3,747

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$429,601,632	$400,061,034	$4,296,626	$683,583
Net realized gain	57,306	8,607	—	—

Net increase in net assets resulting from operations	429,658,938	400,069,641	4,296,626	683,583

Distributions to shareholders:
From net investment income:
Institutional Shares	(296,267,556)	(231,155,121)	(3,943,200)	(590,271)
Premium Shares	(131,802,661)	(166,418,165)	(33,439)	(87,324)
Select Shares	(1,540,469)	(2,484,802)	(315,134)	(3,114)
Trust Shares	(4,899)	(2,946)	(4,853)	(2,874)

Total distributions to shareholders	(429,615,585)	(400,061,034)	(4,296,626)	(683,583)

Capital share transactions (Note 3):
Institutional Shares	(606,011,616)	520,868,715	26,175,036	100,242,105
Premium Shares	(1,682,103,111)	(2,013,369,862)	(434,856)	2,445,981
Select Shares	(59,716,384)	(88,977,243)	55,815,617	2,930
Trust Shares	4,782	2,775	4,733	2,691

Net increase (decrease) in net assets resulting from capital share transactions	(2,347,826,329)	(1,581,475,615)	81,560,530	102,693,707

Increase (decrease) in net assets	(2,347,782,976)	(1,581,467,008)	81,560,530	102,693,707
NET ASSETS:
Beginning of year	9,837,018,266	11,418,485,274	103,095,323	401,616

End of year	$7,489,235,290	$9,837,018,266	$184,655,853	$103,095,323

Undistributed net investment income included in net assets at end of year	$5,563	$13,322	$—	$—

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund — Select Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01

Total from investment operations	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	4.94%	3.18%	0.60	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$42,683	$40,712	$100
Ratio of expenses to average net assets(c)	0.21%	0.13%	0.10%
Ratio of expenses to average net assets prior to expense reductions(c)	0.26%	0.22%	0.22%
Ratio of net investment income to average net assets(c)	4.84%	3.90%	1.81%

(a)	Commencement of operations.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund — Select Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jan. 26, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01
Net realized gain	—	0.00 (b)	—

Total from investment operations	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	5.00%	3.19%	1.22	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,229	$24,940	$6,712
Ratio of expenses to average net assets(d)	0.19%	0.15%	0.10%
Ratio of expenses to average net assets prior to expense reductions(d)	0.23%	0.22%	0.22%
Ratio of net investment income to average net assets(d)	4.55%	3.50%	1.93%

(a)	Commencement of operations.

(b)	Rounds to less than $0.01.

(c)	Not annualized.

(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund — Select Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jan. 26, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01
Net realized gain	0.00 (b)	0.00 (b)	—

Total from investment operations	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	4.97%	3.16%	1.23	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,642	$81,359	$170,336
Ratio of expenses to average net assets(d)	0.21%	0.18%	0.10%
Ratio of expenses to average net assets prior to expense reductions(d)	0.24%	0.22%	0.22%
Ratio of net investment income to average net assets(d)	4.67%	3.05%	2.11%

(a)	Commencement of operations.

(b)	Rounds to less than $0.01.

(c)	Not annualized.

(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund — Select Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01

Total from investment operations	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	4.94%	3.10%	0.58	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$55,919	$103	$100
Ratio of expenses to average net assets(c)	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expense reductions(c)	0.30%	0.22%	0.22%
Ratio of net investment income to average net assets(c)	5.15%	3.06%	1.70%

(a)	Commencement of operations.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2006, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Select Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Institutional Shares, Premium Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Institutional Shares, Premium Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Funds’officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 83.96%, 90.92% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2006). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

As of December 31, 2006, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Losses	Net Distributable Earnings
Institutional Money Market	$31,320	$(820)	$30,500
Prime Money Market	62,869	—	62,869

The tax character of distributions paid for the years ended December 31, 2006 and December 31, 2005 were as follows:

Fund	2006	2005
Government Money Market
Distributions paid from:
Ordinary Income	$8,450,809	$29,123,137

Total Distributions	$8,450,809	$29,123,137

Institutional Money Market
Distributions paid from:
Ordinary Income	$272,815,553	$213,360,431

Total Distributions	$272,815,553	$213,360,431

Prime Money Market
Distributions paid from:
Ordinary Income	$429,615,585	$400,061,034

Total Distributions	$429,615,585	$400,061,034

Treasury Money Market
Distributions paid from:
Ordinary Income	$4,296,626	$683,583

Total Distributions	$4,296,626	$683,583

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2006.

From November 1, 2006 to December 31, 2006, the Institutional Money Market Fund incurred net realized capital losses. As permitted by tax regulations, the Fund has elected to defer the losses of $2 and treat it as arising in the year ending December 31, 2007.

As of December 31, 2006, the tax year-end of the Funds, the Institutional Money Market Fund had tax basis net capital loss carryforward of $818 expiring in 2014. Such losses may be applied against any net realized taxable gains in the succeeding year or until the respective expiration date, whichever occurs first.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds.

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Select Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. Beginning May 1, 2006, BGI is entitled to receive for these administration services an annual fee of 0.15% of the average daily net assets of each Fund’s Select Shares. Prior to May 1, 2006, BGI was entitled to receive an annual fee of 0.12%. Beginning September 1, 2006, BGI has contractually agreed to waive a portion of its administration fees through April 30, 2008. After giving effect to such contractual waiver, the administration fees will be 0.13%. From time to time, BGI may waive an additional portion of its administration fees. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has voluntarily agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGI waived and/or credited administration fees of $6,967, $1,382, $3,998 and $3,017 for the Select Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

As of December 31, 2006, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Select Shares of the Funds were as follows:

	Government Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	918,684	$918,684	40,320,037	$40,320,037
Shares issued in reinvestment of dividends and distributions	1,971,361	1,971,361	291,836	291,836
Shares redeemed	(919,663)	(919,663)	—	—

Net increase	1,970,382	$1,970,382	40,611,873	$40,611,873

	Institutional Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	19,989,636	$19,989,636	117,722,158	$117,722,158
Shares issued in reinvestment of dividends and distributions	328,230	328,230	341,549	341,549
Shares redeemed	(44,029,136)	(44,029,136)	(99,835,896)	(99,835,896)

Net increase (decrease)	(23,711,270)	$(23,711,270)	18,227,811	$18,227,811

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

	Prime Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	49,767,285	$49,767,285	139,708,446	$139,708,446
Shares issued in reinvestment of dividends and distributions	1,645,286	1,645,286	2,482,170	2,482,170
Shares redeemed	(111,128,955)	(111,128,955)	(231,167,859)	(231,167,859)

Net decrease	(59,716,384)	$(59,716,384)	(88,977,243)	$(88,977,243)

	Treasury Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	144,900,000	$144,900,000	—	$—
Shares issued in reinvestment of dividends and distributions	15,617	15,617	2,930	2,930
Shares redeemed	(89,100,000)	(89,100,000)	—	—

Net increase	55,815,617	$55,815,617	2,930	$2,930

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Select Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

14

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2006:

Fund	Interest- Related Dividends
Government Money Market	$8,450,809
Institutional Money Market	227,229,125
Prime Money Market	386,343,807
Treasury Money Market	4,296,626

15

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 149 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2005) of Global Index and Markets Group of BGI; Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.; Director (2000-2003) of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of BGIF due to his affiliations with BGFA, the investment adviser of the Master Portfolios, BGI, the parent company of BGFA and the administrator of the Funds and the Master Portfolios, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii; Director (since 2002) and Chairman of the Board (since 2005) of PBS (Public Broadcasting Service); Advisory Committee Member (since 1999) of Stanford Institute for Economic Policy Research; Director (since 1998) of Commonwealth Club of California; Advisory Committee Member (since 1992) of Pacific Forum/CSIS.

A. John Gambs, 1945	Trustee (since 2006).	Retired.	Trustee (since 2006) of MIP; Governor (since 2001) and Vice President (since 2002) of San Francisco Symphony; Trustee (1995-2005) of Marin Country Day School; Trustee (2000-2004) of Marin Academy; President and Director (since 1997) of the Gambs Family Foundation.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of California State Automobile Association; Director (since 2001) of Maier Siebel Baber; Trustee (since 2005) of World Affairs Council of Northern California.

17

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Leo Soong, 1946	Trustee (since 2000) and Lead Trustee (since 2006).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder (President through 1999) of Crystal Geyser Water Co.	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association; Director (since 2001) of Flash Electronics.

18

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.97%
Banc of America Securities LLC Tri-Party, 5.30%, due 1/2/07, maturity value $35,580,341 (collateralized by U.S. Government obligations, value $36,270,589, 5.71%, 12/1/36).	$35,559,400	$35,559,400
Credit Suisse First Boston Tri-Party, 5.32%, due 1/2/07, maturity value $35,580,420 (collateralized by U.S. Government obligations, value $36,275,356, 4.50% to 6.05%, 3/1/34 to 9/1/36).	35,559,400	35,559,400
Goldman Sachs Group Inc. Tri-Party, 5.34%, due 1/2/07, maturity value $35,580,499 (collateralized by U.S. Government obligations, value $36,271,158, 4.63%, 10/15/13).	35,559,400	35,559,400
Lehman Brothers Holdings Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $35,580,341 (collateralized by U.S. Government obligations, value $36,271,742, 3.50% to 8.68%, 2/1/16 to 10/1/44).	35,559,400	35,559,400
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $25,014,806 (collateralized by U.S. Government obligations, value $25,752,858, 0.00% to 5.80%, 5/16/31 to 10/15/36).	25,000,000	25,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $167,237,600)		167,237,600

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $167,237,600)		167,237,600

Other Assets, Less Liabilities – 0.03%		47,409

NET ASSETS – 100.00%		$167,285,009

The accompanying notes are an integral part of these financial statements.

19

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 1.81%
Calyon
5.18%, 03/30/07	$50,000,000	$50,000,000
Wells Fargo Bank N.A.
4.80%, 01/29/07	75,000,000	74,997,616

TOTAL CERTIFICATES OF DEPOSIT (Cost: $124,997,616)		124,997,616

COMMERCIAL PAPER – 26.52%
Amstel Funding Corp.
5.12%, 06/01/07(a)	41,621,000	40,715,327
5.22%, 04/16/07(a)	50,000,000	49,224,250
5.25%, 02/13/07(a)	20,000,000	19,868,750
Beta Finance Inc.
5.23%, 03/29/07(a)	67,000,000	66,133,708
Cantabric Finance LLC
5.24%, 03/07/07(a)	50,000,000	49,512,389
5.25%, 03/06/07(a)	100,000,000	99,037,500
5.26%, 01/30/07(a)	20,000,000	19,909,411
Cheyne Finance LLC
5.27%, 02/09/07(a)	31,000,000	30,813,940
Cobbler Funding Ltd.
5.38%, 01/25/07(a)	56,000,000	55,782,409
Concord Minutemen Capital Co. LLC
5.27%, 01/12/07(a)	25,000,000	24,952,469
Curzon Funding LLC
5.24%, 02/27/07(a)	50,000,000	49,570,611
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	38,591,611
Giro Multi-Funding Corp.
5.32%, 01/26/07(a)	84,360,000	84,023,403
Grampian Funding LLC
5.16%, 06/06/07(a)	35,000,000	34,207,367
Harrier Finance Funding LLC
5.12%, 06/06/07(a)	80,000,000	78,204,066
Kestrel Funding LLC
5.25%, 01/10/07(a)	25,000,000	24,959,896
KKR Pacific Funding Trust
5.38%, 01/23/07(a)	100,000,000	99,641,334
Lexington Parker Capital Co. LLC
5.19%, 05/17/07(a)	75,000,000	73,509,312
5.20%, 04/12/07(a)	5,000,000	4,925,611
5.21%, 04/11/07(a)	51,364,000	50,605,782
5.26%, 02/14/07(a)	129,261,000	128,392,222
Nelnet Student Asset Funding LLC
5.35%, 01/16/07(a)	30,249,000	30,172,579
5.35%, 01/23/07(a)	18,958,000	18,890,383
Nestle Capital Corp.
5.19%, 08/09/07(a)	15,000,000	14,519,925
Polonius Inc.
5.26%, 02/20/07(a)	39,150,000	38,852,547
Prudential Funding LLC
5.26%, 01/25/07(a)	20,000,000	19,924,022
Sedna Finance Inc.
5.22%, 04/17/07(a)	50,000,000	49,217,000
5.26%, 01/31/07(a)	100,000,000	99,532,445
Sigma Finance Inc.
5.21%, 05/03/07(a)	75,000,000	73,654,084
5.26%, 02/21/07(a)	30,000,000	29,767,683
Simba Funding Corp.
5.26%, 01/26/07(a)	26,630,000	26,524,945
Societe Generale North America Inc.
5.10%, 08/13/07	140,000,000	135,522,061
5.14%, 06/06/07	30,000,000	29,323,892
5.17%, 06/08/07	65,000,000	63,507,889
Thames Asset Global Securitization No. 1 Inc.
5.26%, 01/22/07(a)	35,013,000	34,895,337
5.33%, 01/22/07(a)	50,000,000	49,829,736

TOTAL COMMERCIAL PAPER (Cost: $1,836,715,896)		1,836,715,896

MEDIUM-TERM NOTES – 2.31%
Cullinan Finance Corp.
5.07%, 02/26/07(a)	70,000,000	70,000,000
5.18%, 03/15/07(a)	20,000,000	20,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sigma Finance Inc.
5.35%, 04/27/07(a)	35,000,000	34,998,867

TOTAL MEDIUM-TERM NOTES (Cost: $159,998,867)		159,998,867

REPURCHASE AGREEMENTS – 30.33%
Bank of America N.A. Tri-Party, 5.30%, due 1/2/07, maturity value $40,023,556 (collateralized by U.S. Government obligations, value $40,800,000, 6.50% to 8.19%, 8/1/35 to 10/1/36).	40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party, 5.37%, due 1/2/07, maturity value $150,089,500 (collateralized by U.S. Government obligations, value $153,003,074, 4.00% to 11.00%, 1/1/08 to 1/1/37).	150,000,000	150,000,000
BNP Securities Corp. Tri-Party, 5.36%, due 1/2/07, maturity value $10,005,956 (collateralized by non-U.S. Government debt securities, value $10,500,001, 5.46%, 3/15/08).	10,000,000	10,000,000

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
Citigroup Global Markets Holdings Inc. Tri-Party, 5.42%, due 1/2/07, maturity value $50,030,111 (collateralized by non-U.S. Government debt securities, value $56,422,383, 0.00% to 10.00%, 5/27/33 to 12/21/36).	$50,000,000	$50,000,000
Citigroup Global Markets Holdings Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $250,151,667 (collateralized by non- U.S. Government debt securities, value $275,473,985, 0.00% to 10.00%, 5/27/33 to 12/21/36).	250,000,000	250,000,000
Credit Suisse First Boston Inc. Tri-Party, 5.32%, due 1/2/07, maturity value $40,023,644 (collateralized by U.S. Government obligations, value $40,802,485, 5.47% to 5.99%, 2/1/36 to 12/1/36).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party, 5.31%, due 1/2/07, maturity value $400,236,000 (collateralized by U.S. Government obligations, value $408,000,000, 5.00% to 6.50%, 3/1/26 to 12/1/36).	400,000,000	400,000,000
Goldman Sachs Group Inc. Tri-Party, 5.34%, due 1/2/07, maturity value $50,029,667 (collateralized by U.S. Government obligations, value $51,500,000, 5.58% to 6.32%, 7/15/23 to 8/15/35).	50,000,000	50,000,000
Goldman Sachs Group Inc. Tri-Party, 5.35%, due 1/2/07, maturity value $100,059,444 (collateralized by non-U.S. Government debt securities, value $105,000,000, 5.94% to 6.00%, 6/25/36 to 10/25/36).	100,000,000	100,000,000
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $200,119,111 (collateralized by non-U.S. Government debt securities, value $210,000,000, 0.00% to 6.50%, 3/20/10 to 5/25/46).	200,000,000	200,000,000
Goldman Sachs Group Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $25,015,167 (collateralized by non- U.S. Government debt securities, value $26,250,000, 0.00% to 10.00%, 1/1/10).	25,000,000	25,000,000
Greenwich Capital Markets Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $50,030,333 (collateralized by non-U.S. Government debt securities, value $57,037,399, 0.41% to 7.50%, 4/1/36 to 8/15/36).	50,000,000	50,000,000
HSBC Securities Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $50,029,778 (collateralized by non-U.S. Government debt securities, value $52,500,031, 5.28% to 5.35%, 7/1/24 to 6/1/46).	50,000,000	50,000,000
JP Morgan Securities Inc. Tri-Party, 5.41%, due 1/2/07, maturity value $15,009,017 (collateralized by non-U.S. Government debt securities, value $15,750,749, 7.19%, 4/1/11).	15,000,000	15,000,000
Lehman Brothers Holdings Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $250,151,111 (collateralized by non-U.S. Government debt securities, value $261,626,384, 0.00% to 11.19%, 1/16/07 to 12/15/36).	250,000,000	250,000,000
Lehman Brothers Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $50,029,444 (collateralized by U.S. Government obligations, value $51,004,002, 4.19% to 7.28%, 10/1/30 to 7/1/36).	50,000,000	50,000,000
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $40,023,689 (collateralized by U.S. Government obligations, value $41,203,349, 5.62% to 5.65%, 2/20/34 to 7/15/36).	40,000,000	40,000,000
Morgan Stanley Tri-Party, 5.51%, due 1/4/08, maturity value $264,195,903 (collateralized by non-U.S. Government debt securities, value $271,084,771, 0.00% to 10.00%, 1/1/07 to 12/31/37).(b)	250,000,000	250,000,000
Wachovia Capital Tri-Party, 5.38%, due 1/2/07, maturity value $80,047,822 (collateralized by non-U.S. Government debt securities, value $84,000,001, 4.35% to 6.23%, 1/20/22 to 11/15/48).	80,000,000	80,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,100,000,000)		2,100,000,000

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
TIME DEPOSITS – 1.01%
Rabobank Nederland NV
5.25%, 01/02/07	$70,189,000	$70,189,000

TOTAL TIME DEPOSITS (Cost: $70,189,000)		70,189,000

VARIABLE & FLOATING RATE NOTES – 37.68%
Allstate Life Global Funding II
5.33%, 11/02/07	30,000,000	30,000,000
5.36%, 01/25/08(a)	50,000,000	50,000,000
5.39%, 01/15/08(a)	35,000,000	35,010,440
5.40%, 01/08/08(a)	11,000,000	11,003,070
5.43%, 01/15/08(a)	25,000,000	25,007,536
American Immigration Lawyers Association Inc.
5.40%, 01/02/07(a)	3,600,000	3,600,000
AmeriCredit Automobile Receivables Trust Series 2006-BG Class A1
5.35%, 10/09/07	9,877,748	9,877,748
ANZ National International Ltd.
5.35%, 12/07/07(a)	75,000,000	75,000,000
ASIF Global Financing
5.37%, 01/23/08(a)	75,000,000	74,997,429
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(a)	35,000,000	35,000,000
Bank of America N.A.
5.28%, 04/20/07	30,000,000	30,000,000
Bank of Ireland
5.35%, 08/20/07(a)	70,000,000	70,000,000
Capital Auto Receivables Asset Trust Series 2006-2 Class A1
5.34%, 12/15/07	64,000,000	64,000,000
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.40%, 07/15/07(a)	33,000,000	33,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
5.44%, 12/12/07(a)	25,000,000	25,000,000
Credit Suisse First Boston NY
5.38%, 04/24/07	25,000,000	25,000,409
5.43%, 08/21/07	15,000,000	15,000,000
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(a)	14,446,125	14,446,125
DEPFA Bank PLC
5.40%, 09/14/07(a)	100,000,000	100,000,000
Great America Leasing Receivables Series 2006-1 Class A1
5.40%, 11/15/07(a)	29,390,632	29,390,632
Harrier Finance Funding LLC
5.32%, 08/07/07(a)	50,000,000	49,993,934
5.36%, 07/20/07(a)	25,000,000	25,002,678
5.36%, 07/25/07(a)	15,000,000	15,001,746
5.36%, 08/13/07(a)	30,000,000	30,003,662
HBOS Treasury Services PLC
5.44%, 01/24/08(a)	50,000,000	50,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.32%, 02/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.45%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.35%, 01/02/07(a)	46,000,000	46,000,000
JPMorgan Chase & Co.
5.32%, 08/02/07	75,000,000	75,000,000
5.40%, 07/27/07	100,000,000	100,000,000
K2 USA LLC
5.39%, 06/04/07(a)	60,000,000	60,000,000
Kestrel Funding LLC
5.33%, 07/11/07(a)	25,000,000	24,998,589
Kommunalkredit Austria AG
5.35%, 01/09/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.35%, 01/02/07(a)	9,800,000	9,800,000
Leafs LLC
5.35%, 02/20/07(a)	19,807,569	19,807,574
Marshall & Ilsley Bank
5.35%, 01/15/08	60,000,000	60,000,000
Master Funding LLC
5.38%, 04/25/07(a)	60,000,000	60,000,000
5.38%, 05/25/07(a)	50,000,000	50,000,000
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(b)	60,000,000	60,000,000
MetLife Insurance Co. of Connecticut
5.45%, 02/02/07(a)(b)	50,000,000	50,000,000
5.45%, 07/18/07(a)(b)	25,000,000	25,000,000
5.46%, 08/17/07(a)(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.36%, 09/14/07(a)	50,000,000	50,000,000
5.37%, 12/07/07(a)	40,000,000	40,000,000
Nationwide Building Society
5.44%, 10/26/07(a)	100,000,000	100,000,000
Nordea Bank AB
5.36%, 09/11/07(a)	75,000,000	75,000,000
Northern Rock PLC
5.39%, 08/03/07(a)	70,000,000	70,000,000
Northlake CDO I Series 1A Class IMM-1A
5.42%, 03/06/07(a)	15,000,000	15,000,000
Permanent Financing PLC Series 9A Class 1A
5.32%, 03/10/07(a)	60,000,000	60,000,000
Pricoa Global Funding I
5.34%, 11/27/07	65,000,000	65,000,000
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(a)	50,000,000	50,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
Societe Generale
5.34%, 07/02/07(a)	$30,000,000	$30,000,000
Strips III LLC
5.40%, 08/24/07(a)	15,772,835	15,772,835
Trap Rock Industry Inc.
5.35%, 01/02/07(a)	19,370,000	19,370,000
Union Hamilton Special Funding LLC
5.36%, 03/28/07(a)	50,000,000	50,000,000
5.36%, 06/15/07(a)	25,000,000	25,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.34%, 01/25/07(a)	37,650,695	37,650,695
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.34%, 01/25/07(a)	43,806,528	43,806,528
Westpac Banking Corp.
5.39%, 07/11/07	70,000,000	70,000,000
Wind Master Trust
5.34%, 07/25/07(a)	25,000,000	25,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,609,541,630)		2,609,541,630

TOTAL INVESTMENTS IN SECURITIES – 99.66% (Cost: $6,901,443,009)		6,901,443,009

Other Assets, Less Liabilities – 0.34%		23,521,880

NET ASSETS – 100.00%		$6,924,964,889

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

23

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 2.66%
Calyon
4.84%, 01/30/07	$50,000,000	$50,000,204
5.18%, 03/30/07	70,000,000	70,000,000
Credit Suisse First Boston NY

5.40%, 06/04/07	100,000,000	100,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $220,000,204)		220,000,204
COMMERCIAL PAPER – 15.50%
Amstel Funding Corp.
5.25%, 02/13/07(a)	10,000,000	9,934,375
Atlantis One Funding
5.20%, 02/28/07(a)	100,000,000	99,133,333
Beta Finance Inc.
5.24%, 03/15/07(a)	100,000,000	98,908,334
Cheyne Finance LLC
5.38%, 10/31/07(a)	30,000,000	29,994,986
Concord Minutemen Capital Co. LLC
5.27%, 01/12/07(a)	20,000,000	19,961,975
Five Finance Inc.
5.21%, 04/16/07(a)	34,000,000	33,473,500
5.22%, 04/23/07(a)	30,000,000	29,504,100
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	38,591,611
5.07%, 09/07/07	40,000,000	38,586,033
Giro Multi-Funding Corp.
5.32%, 01/26/07(a)	100,000,000	99,601,000
Grampian Funding LLC
5.16%, 06/06/07(a)	35,000,000	34,207,367
K2 USA LLC
5.21%, 04/12/07(a)	47,900,000	47,185,984
Lexington Parker Capital Co. LLC
5.26%, 02/14/07(a)	116,374,000	115,591,837
5.27%, 01/12/07(a)	30,000,000	29,942,963
Nestle Capital Corp.
5.19%, 08/09/07(a)	25,000,000	24,199,875
Park Sienna LLC
5.35%, 01/02/07(a)	17,371,000	17,363,256
Sedna Finance Inc.
5.22%, 04/20/07(a)	56,000,000	55,098,680
Sigma Finance Inc.
5.26%, 02/21/07(a)	50,000,000	49,612,805
Societe Generale North America Inc.
5.10%, 08/13/07	125,000,000	121,001,840
5.14%, 06/06/07	30,000,000	29,323,892
5.17%, 06/08/07	100,000,000	97,704,445
Sydney Capital Corp.
5.26%, 02/14/07(a)	85,400,000	84,826,017
Unicredito Italiano Bank Ireland
5.21%, 05/07/07(a)	80,000,000	78,518,045

TOTAL COMMERCIAL PAPER (Cost: $1,282,266,253)		1,282,266,253

MEDIUM-TERM NOTES – 4.06%
Cullinan Finance Corp.
5.07%, 02/26/07(a)	110,000,000	110,000,000
5.18%, 03/15/07(a)	30,000,000	30,000,000
5.36%, 04/25/07(a)	31,000,000	31,000,000
5.44%, 08/23/07(a)	25,000,000	25,000,000
Sigma Finance Inc.
4.78%, 01/26/07(a)	75,000,000	75,000,000
5.35%, 04/27/07(a)	65,000,000	64,997,894

TOTAL MEDIUM-TERM NOTES (Cost: $335,997,894)		335,997,894

REPURCHASE AGREEMENTS – 25.62%
Banc of America Securities LLC Tri-Party, 5.30%, due 1/2/07, maturity value $40,023,556 (collateralized by U.S. Government obligations, value $40,800,000, 6.50%, 10/1/36).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party, 5.36%, due 1/2/07, maturity value $300,178,667 (collateralized by non-U.S. Government debt securities, value $330,000,001, 5.30% to 7.08%, 9/15/09 to 5/1/19).	300,000,000	300,000,000
Bear Stearns Companies Inc. (The) Tri-Party, 5.32%, due 1/2/07, maturity value $300,177,333 (collateralized by U.S. Government obligations, value $306,002,447, 4.50% to 9.00%, 3/1/08 to 12/1/36).	300,000,000	300,000,000
Credit Suisse First Boston Inc. Tri-Party, 5.32%, due 1/2/07, maturity value $40,023,644 (collateralized by U.S. Government obligations, value $40,802,553, 5.33% to 5.99%, 6/1/36 to 12/1/36).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party, 5.34%, due 1/2/07, maturity value $50,029,667 (collateralized by non-U.S. Government debt securities, value $52,500,001, 2.28% to 5.65%, 8/15/07 to 6/12/41).	50,000,000	50,000,000
Goldman Sachs Group Inc. Tri-Party, 5.31%, due 1/2/07, maturity value $500,295,000 (collateralized by U.S. Government obligations, value $510,000,000, 4.00% to 6.00%, 3/1/19 to 12/1/36).	500,000,000	500,000,000

24

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $150,089,333 (collateralized by non-U.S. Government debt securities, value $183,750,001, 0.00% to 10.00%, 1/1/07 to 12/31/36).	$150,000,000	$150,000,000
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $200,119,111 (collateralized by non-U.S. Government debt securities, value $204,000,001, 5.31% to 5.42%, 1/12/07 to 3/26/07).	200,000,000	200,000,000
Goldman Sachs Group Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $50,030,333 (collateralized by U.S. Government obligations, value $51,000,348, 4.50%, 11/15/12 to 7/15/13).	50,000,000	50,000,000
Lehman Brothers Holdings Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $200,119,111 (collateralized by non-U.S. Government debt securities, value $210,002,614, 1.34% to 9.48%, 1/18/11 to 10/15/49).	200,000,000	200,000,000
Lehman Brothers Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $50,029,444 (collateralized by U.S. Government obligations, value $51,000,067, 3.94% to 7.09%, 1/1/13 to 4/1/40).	50,000,000	50,000,000
Lehman Brothers Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $150,090,667 (collateralized by non-U.S. Government debt securities, value $154,501,620, 3.95% to 8.88%, 10/24/08 to 12/1/66).	150,000,000	150,000,000
Lehman Brothers Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $50,030,222 (collateralized by non-U.S. Government debt securities, value $51,503,498, 3.34% to 8.75%, 6/15/07 to 12/1/66).	50,000,000	50,000,000
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $40,023,689 (collateralized by U.S. Government obligations, value $41,203,437, 5.62%, 7/15/36).	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,120,000,000)		2,120,000,000

TIME DEPOSITS – 2.35%
Rabobank Nederland NV
5.25%, 01/02/07	194,283,000	194,283,000

TOTAL TIME DEPOSITS (Cost: $194,283,000)		194,283,000

VARIABLE & FLOATING RATE NOTES – 49.32%
Allstate Life Global Funding II
5.33%, 11/02/07	45,000,000	45,000,000
5.36%, 01/25/08(a)	160,000,000	160,005,461
5.39%, 01/15/08(a)	85,000,000	85,026,161
5.40%, 01/08/08(a)	58,000,000	58,007,669
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(a)	50,000,000	50,000,000
ASIF Global Financing
5.37%, 01/23/08(a)	75,000,000	74,997,429
5.41%, 05/03/07(a)	30,400,000	30,405,277
Bank of America N.A.
5.28%, 04/20/07	50,000,000	50,000,000
Beta Finance Inc.
5.41%, 06/27/07(a)	55,000,000	55,010,569
Carlyle Loan Investment Ltd. Series 2006-1A Class 1
5.40%, 04/13/07(a)	12,000,000	12,000,000
Carlyle Loan Investment Ltd. Series 2006-2A Class 1
5.40%, 05/15/07(a)	15,000,000	15,000,000
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.40%, 07/15/07(a)	62,000,000	62,000,000
Citigroup Global Markets Holdings Inc.
5.35%, 04/30/07	400,000,000	400,000,000
DEPFA Bank PLC
5.40%, 09/14/07(a)	50,000,000	50,000,000
Dorada Finance Inc.
5.41%, 06/27/07(a)	70,000,000	70,013,452
Five Finance Inc.
5.31%, 06/29/07(a)	60,000,000	59,994,050
General Electric Capital Corp.
5.31%, 01/24/08	65,000,000	65,000,000
Harrier Finance Funding LLC
5.36%, 08/13/07(a)	45,000,000	45,005,493
Hartford Life Global Funding Trust
5.37%, 01/15/08	100,000,000	100,000,000
Holmes Financing PLC Series 10A Class 1A
5.32%, 07/15/07(a)	150,000,000	150,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.32%, 02/15/07(a)	93,000,000	93,000,000

25

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
ING USA Annuity & Life Insurance Co.
5.45%, 01/10/08(a)(b)	$45,000,000	$45,000,000
K2 USA LLC
5.33%, 06/28/07(a)	60,000,000	59,997,041
Kestrel Funding LLC
5.33%, 07/11/07(a)	35,000,000	34,998,024
Leafs LLC
5.35%, 01/22/07(a)	74,563,334	74,563,334
5.35%, 12/20/07(a)	49,632,000	49,632,000
Links Finance LLC
5.31%, 05/10/07(a)	85,000,000	84,996,888
5.35%, 05/16/07(a)	55,000,000	54,997,936
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
5.32%, 04/24/07(a)	54,106,191	54,106,191
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(b)	65,000,000	65,000,000
Metropolitan Life Global Funding I
5.36%, 08/06/07(a)	139,680,000	139,686,160
MetLife Insurance Co. of Connecticut
5.45%, 08/01/07(a)(b)	15,000,000	15,000,000
5.48%, 07/25/07(a)(b)	50,000,000	50,000,000
Morgan Stanley
5.37%, 10/03/07	100,000,000	100,000,000
Mound Financing PLC Series 5A Class 1A
5.32%, 05/08/07(a)	81,000,000	81,000,000
Nationwide Building Society
5.38%, 01/07/08(a)	100,000,000	100,000,000
5.44%, 10/26/07(a)	50,000,000	50,000,000
Newcastle CDO Ltd. Series 2005-6A Class IM1
5.37%, 04/24/07(a)	45,000,000	44,995,763
Permanent Financing PLC Series 9A Class 1A
5.32%, 03/10/07(a)	100,000,000	100,000,000
Principal Life Global Funding I
5.80%, 02/08/07(a)	55,000,000	55,026,671
Rabobank Nederland NV
5.33%, 11/15/07(a)	140,000,000	140,000,000
Royal Bank of Scotland
4.81%, 01/29/07	50,000,000	49,998,412
Sedna Finance Inc.
5.33%, 05/25/07(a)	55,000,000	54,997,800
Strips III LLC
5.40%, 07/24/07(a)	20,579,555	20,579,555
Tango Finance Corp.
5.30%, 07/11/07(a)	55,000,000	54,994,299
5.32%, 06/15/07(a)	50,000,000	49,999,017
5.33%, 06/21/07(a)	40,000,000	39,998,090
5.35%, 07/16/07(a)	53,000,000	52,996,941
Union Hamilton Special Funding LLC
5.36%, 03/28/07(a)	100,000,000	100,000,000
5.37%, 06/21/07(a)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.34%, 01/25/07(a)	18,825,348	18,825,348
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.34%, 01/25/07(a)	65,709,792	65,709,792
Wal-Mart Stores Inc.
5.50%, 07/15/07(a)	10,000,000	10,003,652
WhistleJacket Capital Ltd.
5.31%, 04/18/07(a)	60,000,000	59,996,417
5.35%, 06/13/07(a)	45,000,000	45,003,110
5.37%, 03/01/07(a)	25,000,000	25,000,625
White Pine Finance LLC
5.31%, 07/16/07(a)	70,000,000	69,992,384
5.32%, 05/22/07(a)	70,000,000	69,993,145
5.32%, 08/20/07(a)	80,000,000	79,985,476
Wind Master Trust
5.34%, 07/25/07(a)	32,870,000	32,870,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $4,080,409,632)		4,080,409,632

TOTAL INVESTMENTS IN SECURITIES – 99.51% (Cost: $8,232,956,983)		8,232,956,983

Other Assets, Less Liabilities – 0.49%		40,125,642

NET ASSETS – 100.00%		$8,273,082,625

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

26

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.97%
Banc of America Securities LLC Tri-Party, 4.60%, due 1/2/07, maturity value $41,378,938 (collateralized by U.S. Government obligations, value $42,185,443, 3.25%, 8/15/07).	$41,357,800	$41,357,800
Credit Suisse First Boston Tri-Party, 4.90%, due 1/2/07, maturity value $41,380,317 (collateralized by U.S. Government obligations, value $42,189,207, 3.25% to 13.25%, 8/15/07 to 8/15/28).	41,357,800	41,357,800
Goldman Sachs Group Inc. Tri-Party, 4.70%, due 1/2/07, maturity value $41,379,398 (collateralized by U.S. Government obligations, value $42,185,317, 6.13%, 8/15/07).	41,357,800	41,357,800
Lehman Brothers Holdings Inc. Tri-Party, 4.65%, due 1/2/07, maturity value $41,379,168 (collateralized by U.S. Government obligations, value $42,186,482, 3.13% to 7.50%, 5/15/07 to 11/15/27).	41,357,800	41,357,800
Merrill Lynch & Co. Inc. Tri-Party, 4.65%, due 1/2/07, maturity value $20,010,333 (collateralized by U.S. Government obligations, value $20,403,435, 4.50% to 5.25%, 1/15/14 to 4/18/16).	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $185,431,200)		185,431,200

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $185,431,200)		185,431,200

Other Assets, Less Liabilities – 0.03%		53,068

NET ASSETS – 100.00%		$185,484,268

The accompanying notes are an integral part of these financial statements.

27

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2006

Government Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$167,237,600	99.97%
Other Net Assets	47,409	0.03

TOTAL	$167,285,009	100.00%

Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$2,609,541,630	37.68%
Repurchase Agreements	2,100,000,000	30.33
Commercial Paper	1,836,715,896	26.52
Medium-Term Notes	159,998,867	2.31
Certificates of Deposit	124,997,616	1.81
Time Deposits	70,189,000	1.01
Other Net Assets	23,521,880	0.34

TOTAL	$6,924,964,889	100.00%

Prime Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$4,080,409,632	49.32%
Repurchase Agreements	2,120,000,000	25.62
Commercial Paper	1,282,266,253	15.50
Medium-Term Notes	335,997,894	4.06
Certificates of Deposit	220,000,204	2.66
Time Deposits	194,283,000	2.35
Other Net Assets	40,125,642	0.49

TOTAL	$8,273,082,625	100.00%

Treasury Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$185,431,200	99.97%
Other Net Assets	53,068	0.03

TOTAL	$185,484,268	100.00%

These tables are not part of the financial statements.

28

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2006

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$4,801,443,009	$6,112,956,983	$—
Repurchase agreements, at value and cost (Note 1)	167,237,600	2,100,000,000	2,120,000,000	185,431,200
Cash	386	291	830	203
Receivables:
Interest	74,103	23,984,641	40,602,651	72,717
Due from investment adviser	—	—	—	3,007

Total Assets	167,312,089	6,925,427,941	8,273,560,464	185,507,127

LIABILITIES
Payables:
Investment advisory fees (Note 2)	4,251	438,446	451,456	—
Accrued expenses (Note 2):
Professional fees	22,829	24,606	26,383	22,809
Independent trustees’ fees	—	—	—	50

Total Liabilities	27,080	463,052	477,839	22,859

NET ASSETS	$167,285,009	$6,924,964,889	$8,273,082,625	$185,484,268

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2006

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$8,739,812	$331,165,036	$513,690,122	$4,303,455

Total investment income	8,739,812	331,165,036	513,690,122	4,303,455

EXPENSES (Note 2)
Investment advisory fees	175,487	6,536,796	10,219,789	85,545
Professional fees	23,305	41,107	53,649	22,999
Independent trustees’ fees	833	27,466	46,243	306

Total expenses	199,625	6,605,369	10,319,681	108,850
Less expense reductions (Note 2)	(55,520)	(1,585,927)	(2,055,676)	(108,850)

Net expenses	144,105	5,019,442	8,264,005	—

Net investment income	8,595,707	326,145,594	505,426,117	4,303,455

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	—	1,615	65,629	—

Net realized gain	—	1,615	65,629	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,595,707	$326,147,209	$505,491,746	$4,303,455

The accompanying notes are an integral part of these financial statements.

29

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,595,707	$29,247,583	$326,145,594	$237,180,094
Net realized gain	—	—	1,615	35,169

Net increase in net assets resulting from operations	8,595,707	29,247,583	326,147,209	237,215,263

Interestholder transactions:
Contributions	797,609,141	7,564,992,045	38,273,990,665	58,641,619,347
Withdrawals	(1,033,386,805)	(7,648,995,142)	(37,977,755,985)	(58,107,077,434)

Net increase (decrease) in net assets resulting from interestholder transactions	(235,777,664)	(84,003,097)	296,234,680	534,541,913

Increase (decrease) in net assets	(227,181,957)	(54,755,514)	622,381,889	771,757,176
NET ASSETS:
Beginning of year	394,466,966	449,222,480	6,302,583,000	5,530,825,824

End of year	$167,285,009	$394,466,966	$6,924,964,889	$6,302,583,000

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$505,426,117	$452,846,366	$4,303,455	$685,155
Net realized gain	65,629	9,750	—	—

Net increase in net assets resulting from operations	505,491,746	452,856,116	4,303,455	685,155

Interestholder transactions:
Contributions	64,798,575,033	79,992,322,542	778,069,880	219,416,585
Withdrawals	(68,524,371,054)	(81,445,952,186)	(700,382,564)	(117,010,598)

Net increase (decrease) in net assets resulting from interestholder transactions	(3,725,796,021)	(1,453,629,644)	77,687,316	102,405,987

Increase (decrease) in net assets	(3,220,304,275)	(1,000,773,528)	81,990,771	103,091,142
NET ASSETS:
Beginning of year	11,493,386,900	12,494,160,428	103,493,497	402,355

End of year	$8,273,082,625	$11,493,386,900	$185,484,268	$103,493,497

The accompanying notes are an integral part of these financial statements.

30

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other

31

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2006, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. Beginning May 1, 2006, BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2007. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has voluntarily agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGFA waived and/or credited investment advisory fees of $55,520, $1,585,927, $2,055,676 and $108,850 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the

32

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. MIP is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolios’ financial statement disclosures.

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002
Government Money Market
Ratio of expenses to average net assets(a)	0.08%	0.03%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.11%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	4.90%	3.16%	1.93	%(b)	n/a		n/a
Total return	5.08%	3.28%	0.64	%(b)(c)	n/a		n/a
Money Market
Ratio of expenses to average net assets	0.08%	0.05%	0.05%		0.10%		0.10%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.10%	0.10%		n/a		n/a
Ratio of net investment income to average net assets	4.99%	3.27%	1.40%		1.15%		1.80%
Total return	5.13%	3.28%	1.39%		1.16%		1.84%
Prime Money Market
Ratio of expenses to average net assets(a)	0.08%	0.08%	0.03%		0.03	%(d)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%	0.10%	0.10%		0.10	%(d)	n/a
Ratio of net investment income to average net assets(a)	4.95%	3.22%	1.52%		1.12	%(d)	n/a
Total return	5.11%	3.26%	1.40%		0.80	%(c)(d)	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%	0.00%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.13%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	5.03%	3.99%	1.82	%(b)	n/a		n/a
Total return	5.04%	3.20%	0.61	%(b)(c)	n/a		n/a

(a)	Annualized for periods of less than one year.

(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.

(c)	Not annualized.

(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

34

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

35

Notes:

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMSL1206

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2006 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2006

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

TRUST SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/06)	Ending Account Value (12/31/06)	Annualized Expense Ratio(a)	Expenses Paid During Period (b) (7/1/06 to 12/31/06)
Government Money Market
Trust Shares
Actual	$1,000.00	$1,024.90	0.45%	$2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.94	0.45	2.29
Institutional Money Market
Trust Shares
Actual	1,000.00	1,025.20	0.43	2.19
Hypothetical (5% return before expenses)	1,000.00	1,023.04	0.43	2.19
Prime Money Market
Trust Shares
Actual	1,000.00	1,025.00	0.45	2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.94	0.45	2.29
Treasury Money Market
Trust Shares
Actual	1,000.00	1,025.00	0.33	1.68
Hypothetical (5% return before expenses)	1,000.00	1,023.54	0.33	1.68

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes expense reductions during the period.

(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Trust Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2006

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$167,285,009	$5,814,334,517	$7,521,905,359	$185,484,268

Total Assets	167,285,009	5,814,334,517	7,521,905,359	185,484,268

LIABILITIES
Payables:
Distribution to shareholders	541,710	26,471,006	32,274,992	808,516
Administration fees (Note 2)	9,407	270,568	376,504	3,913
Distribution fees – Aon Captives Shares (Note 2)	—	17,696	—	—
Accrued expenses (Note 2):
Professional fees	15,954	16,904	18,573	15,940
Independent trustees’ fees	—	—	—	46

Total Liabilities	567,071	26,776,174	32,670,069	828,415

NET ASSETS	$166,717,938	$5,787,558,343	$7,489,235,290	$184,655,853

Net assets consist of:
Paid-in capital	$166,717,938	$5,787,527,843	$7,489,172,421	$184,655,853
Undistributed net investment income	—	31,320	5,563	—
Undistributed net realized gain (accumulated net realized loss)	—	(820)	57,306	—

NET ASSETS	$166,717,938	$5,787,558,343	$7,489,235,290	$184,655,853

Aon Captives Shares
Net Assets	$—	$69,082,724	$—	$—

Shares outstanding	—	69,082,172	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$395,262	$4,198,724,323	$5,915,836,373	$126,517,575

Shares outstanding	395,262	4,198,709,058	5,915,789,555	126,517,575

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$123,532,104	$1,321,042,198	$1,551,648,412	$2,111,547

Shares outstanding	123,532,104	1,321,031,259	1,551,631,945	2,111,547

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$42,682,680	$1,228,948	$21,642,357	$55,918,956

Shares outstanding	42,682,680	1,228,941	21,642,773	55,918,956

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$107,892	$197,480,150	$108,148	$107,775

Shares outstanding	107,892	197,480,202	108,148	107,775

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2006

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$8,739,812	$279,166,390	$441,029,206	$4,303,455
Expenses(a)	(144,105)	(4,242,262)	(7,058,243)	—

Net investment income allocated from corresponding Master Portfolio	8,595,707	274,924,128	433,970,963	4,303,455

FUND EXPENSES (Note 2)
Administration fees	147,743	3,219,246	4,832,189	45,857
Distribution fees – Aon Captives Shares	—	76,420	—	—
Professional fees	16,432	31,129	41,730	16,130
Independent trustees’ fees	827	22,919	38,951	302

Total fund expenses	165,002	3,349,714	4,912,870	62,289
Less expense reductions (Note 2)	(20,104)	(1,237,001)	(543,539)	(55,460)

Net fund expenses	144,898	2,112,713	4,369,331	6,829

Net investment income	8,450,809	272,811,415	429,601,632	4,296,626

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	—	1,322	57,306	—

Net realized gain	—	1,322	57,306	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,450,809	$272,812,737	$429,658,938	$4,296,626

(a)	Net of investment advisory fee reductions in the amounts of $55,520, $1,330,207, $1,790,931 and $108,850, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,450,809	$29,123,137	$272,811,415	$213,360,485
Net realized gain	—	—	1,322	32,325

Net increase in net assets resulting from operations	8,450,809	29,123,137	272,812,737	213,392,810

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(3,715,877)	(2,943,319)
Institutional Shares	(2,592,685)	(22,103,787)	(186,931,038)	(129,993,058)
Premium Shares	(3,831,192)	(6,585,019)	(78,290,437)	(79,980,794)
Select Shares	(2,022,076)	(431,372)	(291,403)	(440,285)
Trust Shares	(4,856)	(2,959)	(3,586,798)	(2,975)

Total distributions to shareholders	(8,450,809)	(29,123,137)	(272,815,553)	(213,360,431)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	(8,815,803)	(28,534,415)
Institutional Shares	(168,804,945)	(278,900,244)	712,850,474	(138,646,363)
Premium Shares	(59,710,662)	183,142,328	(482,128,328)	585,770,940
Select Shares	1,970,382	40,611,873	(23,711,270)	18,227,811
Trust Shares	4,739	2,785	197,376,819	2,796

Net increase (decrease) in net assets resulting from capital share transactions	(226,540,486)	(55,143,258)	395,571,892	436,820,769

Increase (decrease) in net assets	(226,540,486)	(55,143,258)	395,569,076	436,853,148
NET ASSETS:
Beginning of year	393,258,424	448,401,682	5,391,989,267	4,955,136,119

End of year	$166,717,938	$393,258,424	$5,787,558,343	$5,391,989,267

Undistributed net investment income included in net assets at end of year	$—	$—	$31,320	$3,747

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$429,601,632	$400,061,034	$4,296,626	$683,583
Net realized gain	57,306	8,607	—	—

Net increase in net assets resulting from operations	429,658,938	400,069,641	4,296,626	683,583

Distributions to shareholders:
From net investment income:
Institutional Shares	(296,267,556)	(231,155,121)	(3,943,200)	(590,271)
Premium Shares	(131,802,661)	(166,418,165)	(33,439)	(87,324)
Select Shares	(1,540,469)	(2,484,802)	(315,134)	(3,114)
Trust Shares	(4,899)	(2,946)	(4,853)	(2,874)

Total distributions to shareholders	(429,615,585)	(400,061,034)	(4,296,626)	(683,583)

Capital share transactions (Note 3):
Institutional Shares	(606,011,616)	520,868,715	26,175,036	100,242,105
Premium Shares	(1,682,103,111)	(2,013,369,862)	(434,856)	2,445,981
Select Shares	(59,716,384)	(88,977,243)	55,815,617	2,930
Trust Shares	4,782	2,775	4,733	2,691

Net increase (decrease) in net assets resulting from capital share transactions	(2,347,826,329)	(1,581,475,615)	81,560,530	102,693,707

Increase (decrease) in net assets	(2,347,782,976)	(1,581,467,008)	81,560,530	102,693,707
NET ASSETS:
Beginning of year	9,837,018,266	11,418,485,274	103,095,323	401,616

End of year	$7,489,235,290	$9,837,018,266	$184,655,853	$103,095,323

Undistributed net investment income included in net assets at end of year	$5,563	$13,322	$—	$—

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund -Trust Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01

Total from investment operations	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	4.69%	2.94%	0.53	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$108	$103	$100
Ratio of expenses to average net assets(c)	0.45%	0.36%	0.33%
Ratio of expenses to average net assets prior to expense reductions(c)	0.49%	0.45%	0.45%
Ratio of net investment income to average net assets(c)	4.60%	2.91%	1.58%

(a)	Commencement of operations.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund -Trust Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jun. 10, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01
Net realized gain	0.00 (b)	—	—

Total from investment operations	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	4.76%	2.96%	0.74	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$197,480	$103	$101
Ratio of expenses to average net assets(d)	0.43%	0.38%	0.35%
Ratio of expenses to average net assets prior to expense reductions(d)	0.47%	0.45%	0.45%
Ratio of net investment income to average net assets(d)	4.95%	2.92%	1.33%

(a)	Commencement of operations.

(b)	Rounds to less than $0.01.

(c)	Not annualized.

(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund -Trust Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jun. 10, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01
Net realized gain	0.00 (b)	0.00 (b)	—

Total from investment operations	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	4.72%	2.93%	0.75	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$108	$103	$101
Ratio of expenses to average net assets(d)	0.45%	0.41%	0.34%
Ratio of expenses to average net assets prior to expense reductions(d)	0.47%	0.45%	0.45%
Ratio of net investment income to average net assets(d)	4.63%	2.89%	1.34%

(a)	Commencement of operations.

(b)	Rounds to less than $0.01.

(c)	Not annualized.

(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund -Trust Shares
	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01

Total from investment operations	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	4.70%	2.86%	0.50	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$108	$103	$100
Ratio of expenses to average net assets(c)	0.33%	0.33%	0.33%
Ratio of expenses to average net assets prior to expense reductions(c)	0.52%	0.45%	0.45%
Ratio of net investment income to average net assets(c)	4.60%	2.83%	1.49%

(a)	Commencement of operations.

(b)	Not annualized.

(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2006, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Trust Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Institutional Shares, Premium Shares and Select Shares. The IMMF also offers Aon Captives Shares, Institutional Shares, Premium Shares and Select Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Funds’officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 83.96%, 90.92% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2006). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

As of December 31, 2006, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Losses	Net Distributable Earnings
Institutional Money Market	$31,320	$(820)	$30,500
Prime Money Market	62,869	—	62,869

The tax character of distributions paid for the years ended December 31, 2006 and December 31, 2005 were as follows:

Fund	2006	2005
Government Money Market
Distributions paid from:
Ordinary Income	$8,450,809	$29,123,137

Total Distributions	$8,450,809	$29,123,137

Institutional Money Market
Distributions paid from:
Ordinary Income	$272,815,553	$213,360,431

Total Distributions	$272,815,553	$213,360,431

Prime Money Market
Distributions paid from:
Ordinary Income	$429,615,585	$400,061,034

Total Distributions	$429,615,585	$400,061,034

Treasury Money Market
Distributions paid from:
Ordinary Income	$4,296,626	$683,583

Total Distributions	$4,296,626	$683,583

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2006.

From November 1, 2006 to December 31, 2006, the Institutional Money Market Fund incurred net realized capital losses. As permitted by tax regulations, the Fund has elected to defer the losses of $2 and treat it as arising in the year ending December 31, 2007.

As of December 31, 2006, the tax year-end of the Funds, the Institutional Money Market Fund had tax basis net capital loss carryforward of $818 expiring in 2014. Such losses may be applied against any net realized taxable gains in the succeeding year or until the respective expiration date, whichever occurs first.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds.

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. Beginning May 1, 2006, BGI is entitled to receive for these administration services an annual fee of 0.38% of the average daily net assets of each Fund’s Trust Shares. Prior to May 1, 2006, BGI was entitled to receive an annual fee of 0.35%. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has voluntarily agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGI waived and/or credited administration fees of $10, $15,192, $6 and $62 for the Trust Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

As of December 31, 2006, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Trust Shares of the Funds were as follows:

	Government Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,950	$2,950
Shares issued in reinvestment of dividends and distributions	4,739	4,739	2,785	2,785
Shares redeemed	—	—	(2,950)	(2,950)

Net increase	4,739	$4,739	2,785	$2,785

	Institutional Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	393,277,000	$393,277,000	—	$—
Shares issued in reinvestment of dividends and distributions	4,819	4,819	2,796	2,796
Shares redeemed	(195,905,000)	(195,905,000)	—	—

Net increase	197,376,819	$197,376,819	2,796	$2,796

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

	Prime Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares issued in reinvestment of dividends and distributions	4,782	$4,782	2,775	$2,775

Net increase	4,782	$4,782	2,775	$2,775

	Treasury Money Market Fund
	Year Ended December 31, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares issued in reinvestment of dividends and distributions	4,733	$4,733	2,691	$2,691

Net increase	4,733	$4,733	2,691	$2,691

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Trust Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

14

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2006:

Fund	Interest- Related Dividends
Government Money Market	$8,450,809
Institutional Money Market	227,229,125
Prime Money Market	386,343,807
Treasury Money Market	4,296,626

15

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 149 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2005) of Global Index and Markets Group of BGI; Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.; Director (2000-2003) of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of BGIF due to his affiliations with BGFA, the investment adviser of the Master Portfolios, BGI, the parent company of BGFA and the administrator of the Funds and the Master Portfolios, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii; Director (since 2002) and Chairman of the Board (since 2005) of PBS (Public Broadcasting Service); Advisory Committee Member (since 1999) of Stanford Institute for Economic Policy Research; Director (since 1998) of Commonwealth Club of California; Advisory Committee Member (since 1992) of Pacific Forum/CSIS.

A. John Gambs, 1945	Trustee (since 2006).	Retired.	Trustee (since 2006) of MIP; Governor (since 2001) and Vice President (since 2002) of San Francisco Symphony; Trustee (1995-2005) of Marin Country Day School; Trustee (2000-2004) of Marin Academy; President and Director (since 1997) of the Gambs Family Foundation.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of California State Automobile Association; Director (since 2001) of Maier Siebel Baber; Trustee (since 2005) of World Affairs Council of Northern California.

17

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Leo Soong, 1946	Trustee (since 2000) and Lead Trustee (since 2006).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder (President through 1999) of Crystal Geyser Water Co.	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association; Director (since 2001) of Flash Electronics.

18

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.97%
Banc of America Securities LLC Tri-Party, 5.30%, due 1/2/07, maturity value $ 35,580,341 (collateralized by U.S. Government obligations, value $36,270,589, 5.71%, 12/1/36).	$35,559,400	$35,559,400
Credit Suisse First Boston Tri-Party, 5.32%, due 1/2/07, maturity value $ 35,580,420 (collateralized by U.S. Government obligations, value $36,275,356, 4.50% to 6.05%, 3/1/34 to 9/1/36).	35,559,400	35,559,400
Goldman Sachs Group Inc. Tri-Party, 5.34%, due 1/2/07, maturity value $ 35,580,499 (collateralized by U.S. Government obligations, value $36,271,158, 4.63%, 10/15/13).	35,559,400	35,559,400
Lehman Brothers Holdings Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $ 35,580,341 (collateralized by U.S. Government obligations, value $36,271,742, 3.50% to 8.68%, 2/1/16 to 10/1/44).	35,559,400	35,559,400
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $ 25,014,806 (collateralized by U.S. Government obligations, value $25,752,858, 0.00% to 5.80%, 5/16/31 to 10/15/36).	25,000,000	25,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $167,237,600)		167,237,600

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $167,237,600)		167,237,600

Other Assets, Less Liabilities – 0.03%		47,409

NET ASSETS – 100.00%		$167,285,009

The accompanying notes are an integral part of these financial statements.

19

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 1.81%
Calyon
5.18%, 03/30/07	$50,000,000	$50,000,000
Wells Fargo Bank N.A.
4.80%, 01/29/07	75,000,000	74,997,616

TOTAL CERTIFICATES OF DEPOSIT (Cost: $124,997,616)		124,997,616

COMMERCIAL PAPER – 26.52%
Amstel Funding Corp.
5.12%, 06/01/07(a)	41,621,000	40,715,327
5.22%, 04/16/07(a)	50,000,000	49,224,250
5.25%, 02/13/07(a)	20,000,000	19,868,750
Beta Finance Inc.
5.23%, 03/29/07(a)	67,000,000	66,133,708
Cantabric Finance LLC
5.24%, 03/07/07(a)	50,000,000	49,512,389
5.25%, 03/06/07(a)	100,000,000	99,037,500
5.26%, 01/30/07(a)	20,000,000	19,909,411
Cheyne Finance LLC
5.27%, 02/09/07(a)	31,000,000	30,813,940
Cobbler Funding Ltd.
5.38%, 01/25/07(a)	56,000,000	55,782,409
Concord Minutemen Capital Co. LLC
5.27%, 01/12/07(a)	25,000,000	24,952,469
Curzon Funding LLC
5.24%, 02/27/07(a)	50,000,000	49,570,611
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	38,591,611
Giro Multi-Funding Corp.
5.32%, 01/26/07(a)	84,360,000	84,023,403
Grampian Funding LLC
5.16%, 06/06/07(a)	35,000,000	34,207,367
Harrier Finance Funding LLC
5.12%, 06/06/07(a)	80,000,000	78,204,066
Kestrel Funding LLC
5.25%, 01/10/07(a)	25,000,000	24,959,896
KKR Pacific Funding Trust
5.38%, 01/23/07(a)	100,000,000	99,641,334
Lexington Parker Capital Co. LLC
5.19%, 05/17/07(a)	75,000,000	73,509,312
5.20%, 04/12/07(a)	5,000,000	4,925,611
5.21%, 04/11/07(a)	51,364,000	50,605,782
5.26%, 02/14/07(a)	129,261,000	128,392,222
Nelnet Student Asset Funding LLC
5.35%, 01/16/07(a)	30,249,000	30,172,579
5.35%, 01/23/07(a)	18,958,000	18,890,383
Nestle Capital Corp.
5.19%, 08/09/07(a)	15,000,000	14,519,925
Polonius Inc.
5.26%, 02/20/07(a)	39,150,000	38,852,547
Prudential Funding LLC
5.26%, 01/25/07(a)	20,000,000	19,924,022
Sedna Finance Inc.
5.22%, 04/17/07(a)	50,000,000	49,217,000
5.26%, 01/31/07(a)	100,000,000	99,532,445
Sigma Finance Inc.
5.21%, 05/03/07(a)	75,000,000	73,654,084
5.26%, 02/21/07(a)	30,000,000	29,767,683
Simba Funding Corp.
5.26%, 01/26/07(a)	26,630,000	26,524,945
Societe Generale North America Inc.
5.10%, 08/13/07	140,000,000	135,522,061
5.14%, 06/06/07	30,000,000	29,323,892
5.17%, 06/08/07	65,000,000	63,507,889
Thames Asset Global Securitization No. 1 Inc.
5.26%, 01/22/07(a)	35,013,000	34,895,337
5.33%, 01/22/07(a)	50,000,000	49,829,736

TOTAL COMMERCIAL PAPER (Cost: $1,836,715,896)		1,836,715,896

MEDIUM-TERM NOTES – 2.31%
Cullinan Finance Corp.
5.07%, 02/26/07(a)	70,000,000	70,000,000
5.18%, 03/15/07(a)	20,000,000	20,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sigma Finance Inc.
5.35%, 04/27/07(a)	35,000,000	34,998,867

TOTAL MEDIUM-TERM NOTES (Cost: $159,998,867)		159,998,867

REPURCHASE AGREEMENTS – 30.33%
Bank of America N.A. Tri-Party, 5.30%, due 1/2/07, maturity value $ 40,023,556 (collateralized by U.S. Government obligations, value $40,800,000, 6.50% to 8.19%, 8/1/35 to 10/1/36).	40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party, 5.37%, due 1/2/07, maturity value $ 150,089,500 (collateralized by U.S. Government obligations, value $153,003,074, 4.00% to 11.00%, 1/1/08 to 1/1/37).	150,000,000	150,000,000
BNP Securities Corp. Tri-Party, 5.36%, due 1/2/07, maturity value $10,005,956 (collateralized by non-U.S. Government debt securities, value $10,500,001, 5.46%, 3/15/08).	10,000,000	10,000,000

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
Citigroup Global Markets Holdings Inc. Tri-Party, 5.42%, due 1/2/07, maturity value $ 50,030,111 (collateralized by non-U.S. Government debt securities, value $56,422,383, 0.00% to 10.00%, 5/27/33 to 12/21/36).	$50,000,000	$50,000,000
Citigroup Global Markets Holdings Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $250,151,667 (collateralized by non- U.S. Government debt securities, value $275,473,985, 0.00% to 10.00%, 5/27/33 to 12/21/36).	250,000,000	250,000,000
Credit Suisse First Boston Inc. Tri-Party, 5.32%, due 1/2/07, maturity value $ 40,023,644 (collateralized by U.S. Government obligations, value $40,802,485, 5.47% to 5.99%, 2/1/36 to 12/1/36).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party, 5.31%, due 1/2/07, maturity value $400,236,000 (collateralized by U.S. Government obligations, value $408,000,000, 5.00% to 6.50%, 3/1/26 to 12/1/36).	400,000,000	400,000,000
Goldman Sachs Group Inc. Tri-Party, 5.34%, due 1/2/07, maturity value $ 50,029,667 (collateralized by U.S. Government obligations, value $51,500,000, 5.58% to 6.32%, 7/15/23 to 8/15/35).	50,000,000	50,000,000
Goldman Sachs Group Inc. Tri-Party, 5.35%, due 1/2/07, maturity value $ 100,059,444 (collateralized by non-U.S. Government debt securities, value $105,000,000, 5.94% to 6.00%, 6/25/36 to 10/25/36).	100,000,000	100,000,000
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $ 200,119,111 (collateralized by non-U.S. Government debt securities, value $210,000,000, 0.00% to 6.50%, 3/20/10 to 5/25/46).	200,000,000	200,000,000
Goldman Sachs Group Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $25,015,167 (collateralized by non- U.S. Government debt securities, value $26,250,000, 0.00% to 10.00%, 1/1/10).	25,000,000	25,000,000
Greenwich Capital Markets Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $ 50,030,333 (collateralized by non-U.S. Government debt securities, value $57,037,399, 0.41% to 7.50%, 4/1/36 to 8/15/36).	50,000,000	50,000,000
HSBC Securities Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $50,029,778 (collateralized by non-U.S. Government debt securities, value $52,500,031, 5.28% to 5.35%, 7/1/24 to 6/1/46).	50,000,000	50,000,000
JP Morgan Securities Inc. Tri-Party, 5.41%, due 1/2/07, maturity value $15,009,017 (collateralized by non-U.S. Government debt securities, value $15,750,749, 7.19%, 4/1/11).	15,000,000	15,000,000
Lehman Brothers Holdings Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $ 250,151,111 (collateralized by non-U.S. Government debt securities, value $261,626,384, 0.00% to 11.19%, 1/16/07 to 12/15/36).	250,000,000	250,000,000
Lehman Brothers Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $50,029,444 (collateralized by U.S. Government obligations, value $51,004,002, 4.19% to 7.28%, 10/1/30 to 7/1/36).	50,000,000	50,000,000
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $40,023,689 (collateralized by U.S. Government obligations, value $41,203,349, 5.62% to 5.65%, 2/20/34 to 7/15/36).	40,000,000	40,000,000
Morgan Stanley Tri-Party, 5.51%, due 1/4/08, maturity value $264,195,903 (collateralized by non-U.S. Government debt securities, value $271,084,771, 0.00% to 10.00%, 1/1/07 to 12/31/37).(b)	250,000,000	250,000,000
Wachovia Capital Tri-Party, 5.38%, due 1/2/07, maturity value $80,047,822 (collateralized by non-U.S. Government debt securities, value $84,000,001, 4.35% to 6.23%, 1/20/22 to 11/15/48).	80,000,000	80,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,100,000,000)		2,100,000,000

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
TIME DEPOSITS – 1.01%
Rabobank Nederland NV
5.25%, 01/02/07	$70,189,000	$70,189,000

TOTAL TIME DEPOSITS (Cost: $70,189,000)		70,189,000

VARIABLE & FLOATING RATE NOTES – 37.68%
Allstate Life Global Funding II
5.33%, 11/02/07	30,000,000	30,000,000
5.36%, 01/25/08(a)	50,000,000	50,000,000
5.39%, 01/15/08(a)	35,000,000	35,010,440
5.40%, 01/08/08(a)	11,000,000	11,003,070
5.43%, 01/15/08(a)	25,000,000	25,007,536
American Immigration Lawyers Association Inc.
5.40%, 01/02/07(a)	3,600,000	3,600,000
AmeriCredit Automobile Receivables Trust Series 2006-BG Class A1
5.35%, 10/09/07	9,877,748	9,877,748
ANZ National International Ltd.
5.35%, 12/07/07(a)	75,000,000	75,000,000
ASIF Global Financing
5.37%, 01/23/08(a)	75,000,000	74,997,429
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(a)	35,000,000	35,000,000
Bank of America N.A.
5.28%, 04/20/07	30,000,000	30,000,000
Bank of Ireland
5.35%, 08/20/07(a)	70,000,000	70,000,000
Capital Auto Receivables Asset Trust Series 2006-2 Class A1
5.34%, 12/15/07	64,000,000	64,000,000
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.40%, 07/15/07(a)	33,000,000	33,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
5.44%, 12/12/07(a)	25,000,000	25,000,000
Credit Suisse First Boston NY
5.38%, 04/24/07	25,000,000	25,000,409
5.43%, 08/21/07	15,000,000	15,000,000
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(a)	14,446,125	14,446,125
DEPFA Bank PLC
5.40%, 09/14/07(a)	100,000,000	100,000,000
Great America Leasing Receivables Series 2006-1 Class A1
5.40%, 11/15/07(a)	29,390,632	29,390,632
Harrier Finance Funding LLC
5.32%, 08/07/07(a)	50,000,000	49,993,934
5.36%, 07/20/07(a)	25,000,000	25,002,678
5.36%, 07/25/07(a)	15,000,000	15,001,746
5.36%, 08/13/07(a)	30,000,000	30,003,662
HBOS Treasury Services PLC
5.44%, 01/24/08(a)	50,000,000	50,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.32%, 02/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.45%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.35%, 01/02/07(a)	46,000,000	46,000,000
JPMorgan Chase & Co.
5.32%, 08/02/07	75,000,000	75,000,000
5.40%, 07/27/07	100,000,000	100,000,000
K2 USA LLC
5.39%, 06/04/07(a)	60,000,000	60,000,000
Kestrel Funding LLC
5.33%, 07/11/07(a)	25,000,000	24,998,589
Kommunalkredit Austria AG
5.35%, 01/09/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.35%, 01/02/07(a)	9,800,000	9,800,000
Leafs LLC
5.35%, 02/20/07(a)	19,807,569	19,807,574
Marshall & Ilsley Bank
5.35%, 01/15/08	60,000,000	60,000,000
Master Funding LLC
5.38%, 04/25/07(a)	60,000,000	60,000,000
5.38%, 05/25/07(a)	50,000,000	50,000,000
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(b)	60,000,000	60,000,000
MetLife Insurance Co. of Connecticut
5.45%, 02/02/07(a)(b)	50,000,000	50,000,000
5.45%, 07/18/07(a)(b)	25,000,000	25,000,000
5.46%, 08/17/07(a)(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.36%, 09/14/07(a)	50,000,000	50,000,000
5.37%, 12/07/07(a)	40,000,000	40,000,000
Nationwide Building Society
5.44%, 10/26/07(a)	100,000,000	100,000,000
Nordea Bank AB
5.36%, 09/11/07(a)	75,000,000	75,000,000
Northern Rock PLC
5.39%, 08/03/07(a)	70,000,000	70,000,000
Northlake CDO I Series 1A Class IMM-1A
5.42%, 03/06/07(a)	15,000,000	15,000,000
Permanent Financing PLC Series 9A Class 1A
5.32%, 03/10/07(a)	60,000,000	60,000,000
Pricoa Global Funding I
5.34%, 11/27/07	65,000,000	65,000,000
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(a)	50,000,000	50,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
Societe Generale
5.34%, 07/02/07(a)	$30,000,000	$30,000,000
Strips III LLC
5.40%, 08/24/07(a)	15,772,835	15,772,835
Trap Rock Industry Inc.
5.35%, 01/02/07(a)	19,370,000	19,370,000
Union Hamilton Special Funding LLC
5.36%, 03/28/07(a)	50,000,000	50,000,000
5.36%, 06/15/07(a)	25,000,000	25,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.34%, 01/25/07(a)	37,650,695	37,650,695
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.34%, 01/25/07(a)	43,806,528	43,806,528
Westpac Banking Corp.
5.39%, 07/11/07	70,000,000	70,000,000
Wind Master Trust
5.34%, 07/25/07(a)	25,000,000	25,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,609,541,630)		2,609,541,630

TOTAL INVESTMENTS IN SECURITIES – 99.66% (Cost: $6,901,443,009)		6,901,443,009

Other Assets, Less Liabilities – 0.34%		23,521,880

NET ASSETS – 100.00%		$6,924,964,889

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

23

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 2.66%
Calyon
4.84%, 01/30/07	$50,000,000	$50,000,204
5.18%, 03/30/07	70,000,000	70,000,000
Credit Suisse First Boston NY
5.40%, 06/04/07	100,000,000	100,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $220,000,204)		220,000,204

COMMERCIAL PAPER – 15.50%
Amstel Funding Corp.
5.25%, 02/13/07(a)	10,000,000	9,934,375
Atlantis One Funding
5.20%, 02/28/07(a)	100,000,000	99,133,333
Beta Finance Inc.
5.24%, 03/15/07(a)	100,000,000	98,908,334
Cheyne Finance LLC
5.38%, 10/31/07(a)	30,000,000	29,994,986
Concord Minutemen Capital Co. LLC
5.27%, 01/12/07(a)	20,000,000	19,961,975
Five Finance Inc.
5.21%, 04/16/07(a)	34,000,000	33,473,500
5.22%, 04/23/07(a)	30,000,000	29,504,100
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	38,591,611
5.07%, 09/07/07	40,000,000	38,586,033
Giro Multi-Funding Corp.
5.32%, 01/26/07(a)	100,000,000	99,601,000
Grampian Funding LLC
5.16%, 06/06/07(a)	35,000,000	34,207,367
K2 USA LLC
5.21%, 04/12/07(a)	47,900,000	47,185,984
Lexington Parker Capital Co. LLC
5.26%, 02/14/07(a)	116,374,000	115,591,837
5.27%, 01/12/07(a)	30,000,000	29,942,963
Nestle Capital Corp.
5.19%, 08/09/07(a)	25,000,000	24,199,875
Park Sienna LLC
5.35%, 01/02/07(a)	17,371,000	17,363,256
Sedna Finance Inc.
5.22%, 04/20/07(a)	56,000,000	55,098,680
Sigma Finance Inc.
5.26%, 02/21/07(a)	50,000,000	49,612,805
Societe Generale North America Inc.
5.10%, 08/13/07	125,000,000	121,001,840
5.14%, 06/06/07	30,000,000	29,323,892
5.17%, 06/08/07	100,000,000	97,704,445
Sydney Capital Corp.
5.26%, 02/14/07(a)	85,400,000	84,826,017
Unicredito Italiano Bank Ireland
5.21%, 05/07/07(a)	80,000,000	78,518,045

TOTAL COMMERCIAL PAPER (Cost: $1,282,266,253)		1,282,266,253

MEDIUM-TERM NOTES – 4.06%
Cullinan Finance Corp.
5.07%, 02/26/07(a)	110,000,000	110,000,000
5.18%, 03/15/07(a)	30,000,000	30,000,000
5.36%, 04/25/07(a)	31,000,000	31,000,000
5.44%, 08/23/07(a)	25,000,000	25,000,000
Sigma Finance Inc.
4.78%, 01/26/07(a)	75,000,000	75,000,000
5.35%, 04/27/07(a)	65,000,000	64,997,894

TOTAL MEDIUM-TERM NOTES (Cost: $335,997,894)		335,997,894

REPURCHASE AGREEMENTS – 25.62%
Banc of America Securities LLC Tri-Party, 5.30%, due 1/2/07, maturity value $ 40,023,556 (collateralized by U.S. Government obligations, value $40,800,000, 6.50%, 10/1/36).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party, 5.36%, due 1/2/07, maturity value $ 300,178,667 (collateralized by non-U.S. Government debt securities, value $330,000,001, 5.30% to 7.08%, 9/15/09 to 5/1/19).	300,000,000	300,000,000
Bear Stearns Companies Inc. (The) Tri-Party, 5.32%, due 1/2/07, maturity value $ 300,177,333 (collateralized by U.S. Government obligations, value $306,002,447, 4.50% to 9.00%, 3/1/08 to 12/1/36).	300,000,000	300,000,000
Credit Suisse First Boston Inc. Tri-Party, 5.32%, due 1/2/07, maturity value $ 40,023,644 (collateralized by U.S. Government obligations, value $40,802,553, 5.33% to 5.99%, 6/1/36 to 12/1/36).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party, 5.34%, due 1/2/07, maturity value $50,029,667 (collateralized by non-U.S. Government debt securities, value $52,500,001, 2.28% to 5.65%, 8/15/07 to 6/12/41).	50,000,000	50,000,000
Goldman Sachs Group Inc. Tri-Party, 5.31%, due 1/2/07, maturity value $500,295,000 (collateralized by U.S. Government obligations, value $510,000,000, 4.00% to 6.00%, 3/1/19 to 12/1/36).	500,000,000	500,000,000

24

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $150,089,333 (collateralized by non-U.S. Government debt securities, value $183,750,001, 0.00% to 10.00%, 1/1/07 to 12/31/36).	$150,000,000	$150,000,000
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $200,119,111 (collateralized by non-U.S. Government debt securities, value $204,000,001, 5.31% to 5.42%, 1/12/07 to 3/26/07).	200,000,000	200,000,000
Goldman Sachs Group Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $50,030,333 (collateralized by U.S. Government obligations, value $51,000,348, 4.50%, 11/15/12 to 7/15/13).	50,000,000	50,000,000
Lehman Brothers Holdings Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $ 200,119,111 (collateralized by non-U.S. Government debt securities, value $210,002,614, 1.34% to 9.48%, 1/18/11 to 10/15/49).	200,000,000	200,000,000
Lehman Brothers Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $50,029,444 (collateralized by U.S. Government obligations, value $51,000,067, 3.94% to 7.09%, 1/1/13 to 4/1/40).	50,000,000	50,000,000
Lehman Brothers Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $150,090,667 (collateralized by non-U.S. Government debt securities, value $154,501,620, 3.95% to 8.88%, 10/24/08 to 12/1/66).	150,000,000	150,000,000
Lehman Brothers Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $50,030,222 (collateralized by non-U.S. Government debt securities, value $51,503,498, 3.34% to 8.75%, 6/15/07 to 12/1/66).	50,000,000	50,000,000
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $40,023,689 (collateralized by U.S. Government obligations, value $41,203,437, 5.62%, 7/15/36).	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,120,000,000)		2,120,000,000

TIME DEPOSITS – 2.35%
Rabobank Nederland NV
5.25%, 01/02/07	194,283,000	194,283,000

TOTAL TIME DEPOSITS (Cost: $194,283,000)		194,283,000

VARIABLE & FLOATING RATE NOTES – 49.32%
Allstate Life Global Funding II
5.33%, 11/02/07	45,000,000	45,000,000
5.36%, 01/25/08(a)	160,000,000	160,005,461
5.39%, 01/15/08(a)	85,000,000	85,026,161
5.40%, 01/08/08(a)	58,000,000	58,007,669
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(a)	50,000,000	50,000,000
ASIF Global Financing
5.37%, 01/23/08(a)	75,000,000	74,997,429
5.41%, 05/03/07(a)	30,400,000	30,405,277
Bank of America N.A.
5.28%, 04/20/07	50,000,000	50,000,000
Beta Finance Inc.
5.41%, 06/27/07(a)	55,000,000	55,010,569
Carlyle Loan Investment Ltd. Series 2006-1A Class 1
5.40%, 04/13/07(a)	12,000,000	12,000,000
Carlyle Loan Investment Ltd. Series 2006-2A Class 1
5.40%, 05/15/07(a)	15,000,000	15,000,000
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.40%, 07/15/07(a)	62,000,000	62,000,000
Citigroup Global Markets Holdings Inc.
5.35%, 04/30/07	400,000,000	400,000,000
DEPFA Bank PLC
5.40%, 09/14/07(a)	50,000,000	50,000,000
Dorada Finance Inc.
5.41%, 06/27/07(a)	70,000,000	70,013,452
Five Finance Inc.
5.31%, 06/29/07(a)	60,000,000	59,994,050
General Electric Capital Corp.
5.31%, 01/24/08	65,000,000	65,000,000
Harrier Finance Funding LLC
5.36%, 08/13/07(a)	45,000,000	45,005,493
Hartford Life Global Funding Trust
5.37%, 01/15/08	100,000,000	100,000,000
Holmes Financing PLC Series 10A Class 1A
5.32%, 07/15/07(a)	150,000,000	150,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.32%, 02/15/07(a)	93,000,000	93,000,000

25

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2006

Security	Face Amount	Value
ING USA Annuity & Life Insurance Co.
5.45%, 01/10/08(a)(b)	$45,000,000	$45,000,000
K2 USA LLC
5.33%, 06/28/07(a)	60,000,000	59,997,041
Kestrel Funding LLC
5.33%, 07/11/07(a)	35,000,000	34,998,024
Leafs LLC
5.35%, 01/22/07(a)	74,563,334	74,563,334
5.35%, 12/20/07(a)	49,632,000	49,632,000
Links Finance LLC
5.31%, 05/10/07(a)	85,000,000	84,996,888
5.35%, 05/16/07(a)	55,000,000	54,997,936
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
5.32%, 04/24/07(a)	54,106,191	54,106,191
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(b)	65,000,000	65,000,000
Metropolitan Life Global Funding I
5.36%, 08/06/07(a)	139,680,000	139,686,160
MetLife Insurance Co. of Connecticut
5.45%, 08/01/07(a)(b)	15,000,000	15,000,000
5.48%, 07/25/07(a)(b)	50,000,000	50,000,000
Morgan Stanley
5.37%, 10/03/07	100,000,000	100,000,000
Mound Financing PLC Series 5A Class 1A
5.32%, 05/08/07(a)	81,000,000	81,000,000
Nationwide Building Society
5.38%, 01/07/08(a)	100,000,000	100,000,000
5.44%, 10/26/07(a)	50,000,000	50,000,000
Newcastle CDO Ltd. Series 2005-6A Class IM1
5.37%, 04/24/07(a)	45,000,000	44,995,763
Permanent Financing PLC Series 9A Class 1A
5.32%, 03/10/07(a)	100,000,000	100,000,000
Principal Life Global Funding I
5.80%, 02/08/07(a)	55,000,000	55,026,671
Rabobank Nederland NV
5.33%, 11/15/07(a)	140,000,000	140,000,000
Royal Bank of Scotland
4.81%, 01/29/07	50,000,000	49,998,412
Sedna Finance Inc.
5.33%, 05/25/07(a)	55,000,000	54,997,800
Strips III LLC
5.40%, 07/24/07(a)	20,579,555	20,579,555
Tango Finance Corp.
5.30%, 07/11/07(a)	55,000,000	54,994,299
5.32%, 06/15/07(a)	50,000,000	49,999,017
5.33%, 06/21/07(a)	40,000,000	39,998,090
5.35%, 07/16/07(a)	53,000,000	52,996,941
Union Hamilton Special Funding LLC
5.36%, 03/28/07(a)	100,000,000	100,000,000
5.37%, 06/21/07(a)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.34%, 01/25/07(a)	18,825,348	18,825,348
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.34%, 01/25/07(a)	65,709,792	65,709,792
Wal-Mart Stores Inc.
5.50%, 07/15/07(a)	10,000,000	10,003,652
WhistleJacket Capital Ltd.
5.31%, 04/18/07(a)	60,000,000	59,996,417
5.35%, 06/13/07(a)	45,000,000	45,003,110
5.37%, 03/01/07(a)	25,000,000	25,000,625
White Pine Finance LLC
5.31%, 07/16/07(a)	70,000,000	69,992,384
5.32%, 05/22/07(a)	70,000,000	69,993,145
5.32%, 08/20/07(a)	80,000,000	79,985,476
Wind Master Trust
5.34%, 07/25/07(a)	32,870,000	32,870,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $4,080,409,632)		4,080,409,632

TOTAL INVESTMENTS IN SECURITIES – 99.51% (Cost: $8,232,956,983)		8,232,956,983

Other Assets, Less Liabilities – 0.49%		40,125,642

NET ASSETS – 100.00%		$8,273,082,625

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

26

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2006

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.97%
Banc of America Securities LLC Tri-Party, 4.60%, due 1/2/07, maturity value $41,378,938 (collateralized by U.S. Government obligations, value $42,185,443, 3.25%, 8/15/07).	$41,357,800	$41,357,800
Credit Suisse First Boston Tri-Party, 4.90%, due 1/2/07, maturity value $41,380,317 (collateralized by U.S. Government obligations, value $42,189,207, 3.25% to 13.25%, 8/15/07 to 8/15/28).	41,357,800	41,357,800
Goldman Sachs Group Inc. Tri-Party, 4.70%, due 1/2/07, maturity value $41,379,398 (collateralized by U.S. Government obligations, value $42,185,317, 6.13%, 8/15/07).	41,357,800	41,357,800
Lehman Brothers Holdings Inc. Tri-Party, 4.65%, due 1/2/07, maturity value $ 41,379,168 (collateralized by U.S. Government obligations, value $42,186,482, 3.13% to 7.50%, 5/15/07 to 11/15/27).	41,357,800	41,357,800
Merrill Lynch & Co. Inc. Tri-Party, 4.65%, due 1/2/07, maturity value $20,010,333 (collateralized by U.S. Government obligations, value $20,403,435, 4.50% to 5.25%, 1/15/14 to 4/18/16).	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $185,431,200)		185,431,200

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $185,431,200)		185,431,200

Other Assets, Less Liabilities – 0.03%		53,068

NET ASSETS – 100.00%		$185,484,268

The accompanying notes are an integral part of these financial statements.

27

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2006

Government Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$167,237,600	99.97%
Other Net Assets	47,409	0.03

TOTAL	$167,285,009	100.00%

Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$2,609,541,630	37.68%
Repurchase Agreements	2,100,000,000	30.33
Commercial Paper	1,836,715,896	26.52
Medium-Term Notes	159,998,867	2.31
Certificates of Deposit	124,997,616	1.81
Time Deposits	70,189,000	1.01
Other Net Assets	23,521,880	0.34

TOTAL	$6,924,964,889	100.00%

Prime Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$4,080,409,632	49.32%
Repurchase Agreements	2,120,000,000	25.62
Commercial Paper	1,282,266,253	15.50
Medium-Term Notes	335,997,894	4.06
Certificates of Deposit	220,000,204	2.66
Time Deposits	194,283,000	2.35
Other Net Assets	40,125,642	0.49

TOTAL	$8,273,082,625	100.00%

Treasury Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$185,431,200	99.97%
Other Net Assets	53,068	0.03

TOTAL	$185,484,268	100.00%

These tables are not part of the financial statements.

28

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2006

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$4,801,443,009	$6,112,956,983	$—
Repurchase agreements, at value and cost (Note 1)	167,237,600	2,100,000,000	2,120,000,000	185,431,200
Cash	386	291	830	203
Receivables:
Interest	74,103	23,984,641	40,602,651	72,717
Due from investment adviser	—	—	—	3,007

Total Assets	167,312,089	6,925,427,941	8,273,560,464	185,507,127

LIABILITIES
Payables:
Investment advisory fees (Note 2)	4,251	438,446	451,456	—
Accrued expenses (Note 2):
Professional fees	22,829	24,606	26,383	22,809
Independent trustees’ fees	—	—	—	50

Total Liabilities	27,080	463,052	477,839	22,859

NET ASSETS	$167,285,009	$6,924,964,889	$8,273,082,625	$185,484,268

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$8,739,812	$331,165,036	$513,690,122	$4,303,455

Total investment income	8,739,812	331,165,036	513,690,122	4,303,455

EXPENSES (Note 2)
Investment advisory fees	175,487	6,536,796	10,219,789	85,545
Professional fees	23,305	41,107	53,649	22,999
Independent trustees’ fees	833	27,466	46,243	306

Total expenses	199,625	6,605,369	10,319,681	108,850
Less expense reductions (Note 2)	(55,520)	(1,585,927)	(2,055,676)	(108,850)

Net expenses	144,105	5,019,442	8,264,005	—

Net investment income	8,595,707	326,145,594	505,426,117	4,303,455

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	—	1,615	65,629	—

Net realized gain	—	1,615	65,629	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,595,707	$326,147,209	$505,491,746	$4,303,455

The accompanying notes are an integral part of these financial statements.

29

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,595,707	$29,247,583	$326,145,594	$237,180,094
Net realized gain	—	—	1,615	35,169

Net increase in net assets resulting from operations	8,595,707	29,247,583	326,147,209	237,215,263

Interestholder transactions:
Contributions	797,609,141	7,564,992,045	38,273,990,665	58,641,619,347
Withdrawals	(1,033,386,805)	(7,648,995,142)	(37,977,755,985)	(58,107,077,434)

Net increase (decrease) in net assets resulting from interestholder transactions	(235,777,664)	(84,003,097)	296,234,680	534,541,913

Increase (decrease) in net assets	(227,181,957)	(54,755,514)	622,381,889	771,757,176
NET ASSETS:
Beginning of year	394,466,966	449,222,480	6,302,583,000	5,530,825,824

End of year	$167,285,009	$394,466,966	$6,924,964,889	$6,302,583,000

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$505,426,117	$452,846,366	$4,303,455	$685,155
Net realized gain	65,629	9,750	—	—

Net increase in net assets resulting from operations	505,491,746	452,856,116	4,303,455	685,155

Interestholder transactions:
Contributions	64,798,575,033	79,992,322,542	778,069,880	219,416,585
Withdrawals	(68,524,371,054)	(81,445,952,186)	(700,382,564)	(117,010,598)

Net increase (decrease) in net assets resulting from interestholder transactions	(3,725,796,021)	(1,453,629,644)	77,687,316	102,405,987

Increase (decrease) in net assets	(3,220,304,275)	(1,000,773,528)	81,990,771	103,091,142
NET ASSETS:
Beginning of year	11,493,386,900	12,494,160,428	103,493,497	402,355

End of year	$8,273,082,625	$11,493,386,900	$185,484,268	$103,493,497

The accompanying notes are an integral part of these financial statements.

30

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

31

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

As of December 31, 2006, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. Beginning May 1, 2006, BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2007. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has voluntarily agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGFA waived and/or credited investment advisory fees of $55,520, $1,585,927, $2,055,676 and $108,850 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the

32

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. MIP is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolios’ financial statement disclosures.

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002
Government Money Market
Ratio of expenses to average net assets(a)	0.08%	0.03%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.11%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	4.90%	3.16%	1.93	%(b)	n/a		n/a
Total return	5.08%	3.28%	0.64	%(b)(c)	n/a		n/a
Money Market
Ratio of expenses to average net assets	0.08%	0.05%	0.05%		0.10%		0.10%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.10%	0.10%		n/a		n/a
Ratio of net investment income to average net assets	4.99%	3.27%	1.40%		1.15%		1.80%
Total return	5.13%	3.28%	1.39%		1.16%		1.84%
Prime Money Market
Ratio of expenses to average net assets(a)	0.08%	0.08%	0.03%		0.03	%(d)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%	0.10%	0.10%		0.10	%(d)	n/a
Ratio of net investment income to average net assets(a)	4.95%	3.22%	1.52%		1.12	%(d)	n/a
Total return	5.11%	3.26%	1.40%		0.80	%(c)(d)	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%	0.00%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.13%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	5.03%	3.99%	1.82	%(b)	n/a		n/a
Total return	5.04%	3.20%	0.61	%(b)(c)	n/a		n/a

(a)	Annualized for periods of less than one year.

(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.

(c)	Not annualized.

(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

34

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

35

Notes:

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMTR1206

BARCLAYS GLOBAL INVESTORS

BARCLAYS

Item 2. Code of Ethics.

As of December 31, 2006, Barclays Global Investors Funds (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the Chief Executive Officer, President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the year ended December 31, 2006, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Mary G. F. Bitterman, Leo Soong, Wendy Paskin-Jordan, and A. John Gambs, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $114,660 for the year ended December 31, 2005 and $112,750 for the year ended December 31, 2006.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended December 31, 2005 and December 31, 2006 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns and excise tax calculations, were $65,280 for the year ended December 31, 2005 and $69,600 for the year ended December 31, 2006.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended December 31, 2005 and 2006 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended December 31, 2006 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the fiscal years, were $1,071,307 for the fiscal year ended December 31, 2005 and $2,508,726 for the fiscal year ended December 31, 2006.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Registrant.

Item 6. Schedule of Investments

Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating and Governance Committee of the Registrant’s Board of Trustees (the “Nominating and Governance Committee”) is charged with identifying nominees to serve as Board members and recommending such nominees to the Board. The Board believes that shareholders as a group are best served by the efficient allocation of Registrant and Board resources. As such, the Board is not required to consider any person nominated by any shareholder of the Registrant (acting solely in the capacity as shareholder and not in any other capacity) to serve as an independent Trustee, although the Nominating and Governance Committee may consider any such person if the Nominating and Governance Committee of the Board deems it appropriate after considering all circumstances the Nominating and Governance Committee’s members deem relevant.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barclays Global Investors Funds

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date:	February 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date:	February 21, 2007

By:	/s/ Michael A. Latham
Michael A. Latham, Chief Financial Officer
Date:	February 21, 2007